UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

5300 Memorial Drive, Suite 1150 Houston, TX 77007

(Address of principal executive offices)

John T. Genoy, President

5300 Memorial Drive, Suite 1150 Houston, TX 77007

(Name and address of agent for service)

Registrant's telephone number, including area code:
(800) 366-0066
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Seasons Series Trust
SA Allocation Aggressive
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.07% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.12% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Aggressive Portfolio (Class 1)	15.07%	6.86%	9.30%
Russell 3000® Index	18.09%	10.87%	13.66%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	16.12%	8.20%	10.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546281 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Allocation Aggressive
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 3)*	$42	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.79% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.12% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Aggressive Portfolio (Class 3)	14.79%	6.61%	9.13%
Russell 3000® Index	18.09%	10.87%	13.72%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	16.12%	8.20%	10.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546786 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Allocation Balanced
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$18	0.17%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 9.46% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 10.11% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; real estate. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Balanced Portfolio (Class 1)	9.46%	3.74%	5.60%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.51%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	10.11%	4.33%	5.97%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$244M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546299 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Allocation Balanced
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$44	0.42%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 9.18% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 10.11% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; real estate. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Balanced Portfolio (Class 3)	9.18%	3.48%	5.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	10.11%	4.33%	6.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$244M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546752 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Allocation Moderate
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$17	0.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.54% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 12.31% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderate Portfolio (Class 1)	11.54%	4.94%	7.07%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.51%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	12.31%	5.82%	7.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546265 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Allocation Moderate
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$43	0.41%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.20% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 12.31% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderate Portfolio (Class 3)	11.20%	4.67%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	12.31%	5.82%	7.71%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546760 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Allocation Moderately Aggressive
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.85% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 13.84% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderately Aggressive Portfolio (Class 1)	12.85%	5.74%	7.98%
Russell 3000® Index	18.09%	10.87%	13.66%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	13.84%	6.76%	8.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$515M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546273 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Allocation Moderately Aggressive
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 3)*	$41	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.53% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 13.84% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderately Aggressive Portfolio (Class 3)	12.53%	5.46%	7.82%
Russell 3000® Index	18.09%	10.87%	13.72%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	13.84%	6.76%	8.70%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$515M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546778 (05/26)

Seasons Series Trust

Seasons Series Trust
SA American Century Inflation Managed
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 1)*	$62	0.61%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.68% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.00% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market, but they lagged nominal Treasuries as inflation expectations (measured by five- and ten-year break-even rates) ended the 12 months modestly lower.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized agency; securitized credit
In aggregate:  | sector selection
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS)
In aggregate:  | duration and yield curve positioning
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 1)	2.68%	1.04%	2.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	214
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	91%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.8%
Collateralized Mortgage Obligations	13.5%
Banks	5.8%
Short-Term Investments	3.9%
Foreign Government Obligations	3.7%
Home Equity	3.0%
Electric	2.9%
Other Asset Backed Securities	2.8%
Diversified Financial Services	1.7%
Insurance	1.0%
Software	0.9%
Pharmaceuticals	0.9%
REITS	0.8%
Healthcare-Products	0.8%
Biotechnology	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546315 (05/26)

Seasons Series Trust

Seasons Series Trust
SA American Century Inflation Managed
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 3)*	$87	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.43% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.00% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market, but they lagged nominal Treasuries as inflation expectations (measured by five- and ten-year break-even rates) ended the 12 months modestly lower.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized agency; securitized credit
In aggregate:  | sector selection
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS)
In aggregate:  | duration and yield curve positioning
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 3)	2.43%	0.79%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	214
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	91%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.8%
Collateralized Mortgage Obligations	13.5%
Banks	5.8%
Short-Term Investments	3.9%
Foreign Government Obligations	3.7%
Home Equity	3.0%
Electric	2.9%
Other Asset Backed Securities	2.8%
Diversified Financial Services	1.7%
Insurance	1.0%
Software	0.9%
Pharmaceuticals	0.9%
REITS	0.8%
Healthcare-Products	0.8%
Biotechnology	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546794 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$83	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 28.76% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 15.87% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap indices, according to the Russell® family of indices. Style performance was mixed, with large-cap growth outperforming large-cap value but small-cap value outperforming small-cap growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | information technology; energy; consumer discretionary
Security selection in the following sectors:  | financials; materials; industrials
Position weightings:  | Corning, Inc.; Applied Materials, Inc.; TechnipFMC PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | industrials; communication services; cash
Security selection in the following sectors:  | real estate; consumer staples; utilities
Position weightings:  | Centene Corp.; American Tower Corp.; Micron Technology, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 1)	28.76%	11.01%	12.96%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	38
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.0%
Telecommunications	7.1%
Healthcare-Services	6.7%
Electric	6.1%
Mining	5.8%
Pharmaceuticals	5.7%
Aerospace/Defense	5.5%
Oil & Gas	4.8%
Semiconductors	4.3%
Software	4.2%
Beverages	3.8%
REITS	3.6%
Retail	3.4%
Computers	3.2%
Agriculture	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546323 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$101	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 28.53% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 15.87% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap indices, according to the Russell® family of indices. Style performance was mixed, with large-cap growth outperforming large-cap value but small-cap value outperforming small-cap growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | information technology; energy; consumer discretionary
Security selection in the following sectors:  | financials; materials; industrials
Position weightings:  | Corning, Inc.; Applied Materials, Inc.; TechnipFMC PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | industrials; communication services; cash
Security selection in the following sectors:  | real estate; consumer staples; utilities
Position weightings:  | Centene Corp.; American Tower Corp.; Micron Technology, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 2)	28.53%	10.86%	12.80%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	38
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.0%
Telecommunications	7.1%
Healthcare-Services	6.7%
Electric	6.1%
Mining	5.8%
Pharmaceuticals	5.7%
Aerospace/Defense	5.5%
Oil & Gas	4.8%
Semiconductors	4.3%
Software	4.2%
Beverages	3.8%
REITS	3.6%
Retail	3.4%
Computers	3.2%
Agriculture	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546612 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$112	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 28.45% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 15.87% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap indices, according to the Russell® family of indices. Style performance was mixed, with large-cap growth outperforming large-cap value but small-cap value outperforming small-cap growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | information technology; energy; consumer discretionary
Security selection in the following sectors:  | financials; materials; industrials
Position weightings:  | Corning, Inc.; Applied Materials, Inc.; TechnipFMC PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | industrials; communication services; cash
Security selection in the following sectors:  | real estate; consumer staples; utilities
Position weightings:  | Centene Corp.; American Tower Corp.; Micron Technology, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 3)	28.45%	10.75%	12.69%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	38
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.0%
Telecommunications	7.1%
Healthcare-Services	6.7%
Electric	6.1%
Mining	5.8%
Pharmaceuticals	5.7%
Aerospace/Defense	5.5%
Oil & Gas	4.8%
Semiconductors	4.3%
Software	4.2%
Beverages	3.8%
REITS	3.6%
Retail	3.4%
Computers	3.2%
Agriculture	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546596 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)*	$102	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.28% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.60% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, emerging market equities led performance on a regional basis, followed by international developed-market equities and U.S. equities. The Treasury market delivered relatively flat returns, as measured by the Bloomberg U.S. Treasury Index. Ten-year U.S. Treasury yields finished the 12-month period slightly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)	18.28%	9.48%	10.37%
Russell 3000® Index	18.09%	10.87%	13.72%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	16.60%	8.31%	10.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,814
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.3%
Semiconductors	9.8%
Banks	7.5%
U.S. Government & Agency Obligations	6.6%
Software	5.5%
Computers	4.9%
Pharmaceuticals	4.9%
Diversified Financial Services	3.1%
Insurance	3.1%
Telecommunications	3.0%
Electric	2.4%
Aerospace/Defense	2.2%
Machinery-Construction & Mining	2.2%
Oil & Gas	2.0%
Repurchase Agreements	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546505 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)*	$118	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 18.06% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.60% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, emerging market equities led performance on a regional basis, followed by international developed-market equities and U.S. equities. The Treasury market delivered relatively flat returns, as measured by the Bloomberg U.S. Treasury Index. Ten-year U.S. Treasury yields finished the 12-month period slightly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)	18.06%	9.30%	10.21%
Russell 3000® Index	18.09%	10.87%	13.72%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	16.60%	8.31%	10.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,814
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.3%
Semiconductors	9.8%
Banks	7.5%
U.S. Government & Agency Obligations	6.6%
Software	5.5%
Computers	4.9%
Pharmaceuticals	4.9%
Diversified Financial Services	3.1%
Insurance	3.1%
Telecommunications	3.0%
Electric	2.4%
Aerospace/Defense	2.2%
Machinery-Construction & Mining	2.2%
Oil & Gas	2.0%
Repurchase Agreements	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546745 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)*	$129	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.94% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.60% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, emerging market equities led performance on a regional basis, followed by international developed-market equities and U.S. equities. The Treasury market delivered relatively flat returns, as measured by the Bloomberg U.S. Treasury Index. Ten-year U.S. Treasury yields finished the 12-month period slightly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)	17.94%	9.19%	10.10%
Russell 3000® Index	18.09%	10.87%	13.72%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	16.60%	8.31%	10.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,814
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.3%
Semiconductors	9.8%
Banks	7.5%
U.S. Government & Agency Obligations	6.6%
Software	5.5%
Computers	4.9%
Pharmaceuticals	4.9%
Diversified Financial Services	3.1%
Insurance	3.1%
Telecommunications	3.0%
Electric	2.4%
Aerospace/Defense	2.2%
Machinery-Construction & Mining	2.2%
Oil & Gas	2.0%
Repurchase Agreements	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546737 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$72	0.71%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.16% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. rates stayed elevated as inflationary pressure remained sticky, first from tariff-driven price increases and then from the Iran conflict lifting energy costs.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: high-yield (industrials and non-corporates); non-agency residential mortgage-backed securities; agency mortgage-backed securities; investment-grade credit (utilities and non-corporates). Security selection in the following sectors: investment-grade credit (utilities)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. government; agency mortgage-backed securities. Security selection in the following sectors: financials; energy; U.S. government
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. government (using Treasury derivatives); commercial mortgage-backed securities; asset-backed securities. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: technology. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)	4.16%	0.16%	1.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$704M
Total number of portfolio holdings	1,937
Total net advisory fee paid	$4.5M
Portfolio turnover rate during the reporting period	63%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	73.3%
Collateralized Mortgage Obligations	9.1%
Electric	4.3%
Banks	4.1%
Other Asset Backed Securities	2.8%
Repurchase Agreements	2.4%
Pipelines	1.7%
Software	1.6%
Foreign Government Obligations	1.3%
Media	1.1%
Oil & Gas	1.1%
Internet	1.1%
Food	1.0%
Semiconductors	0.8%
Telecommunications	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546828 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$88	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 3.88% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. rates stayed elevated as inflationary pressure remained sticky, first from tariff-driven price increases and then from the Iran conflict lifting energy costs.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: high-yield (industrials and non-corporates); non-agency residential mortgage-backed securities; agency mortgage-backed securities; investment-grade credit (utilities and non-corporates). Security selection in the following sectors: investment-grade credit (utilities)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. government; agency mortgage-backed securities. Security selection in the following sectors: financials; energy; U.S. government
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. government (using Treasury derivatives); commercial mortgage-backed securities; asset-backed securities. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: technology. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)	3.88%	0.01%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$704M
Total number of portfolio holdings	1,937
Total net advisory fee paid	$4.5M
Portfolio turnover rate during the reporting period	63%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	73.3%
Collateralized Mortgage Obligations	9.1%
Electric	4.3%
Banks	4.1%
Other Asset Backed Securities	2.8%
Repurchase Agreements	2.4%
Pipelines	1.7%
Software	1.6%
Foreign Government Obligations	1.3%
Media	1.1%
Oil & Gas	1.1%
Internet	1.1%
Food	1.0%
Semiconductors	0.8%
Telecommunications	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546695 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$98	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 3.88% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. rates stayed elevated as inflationary pressure remained sticky, first from tariff-driven price increases and then from the Iran conflict lifting energy costs.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: high-yield (industrials and non-corporates); non-agency residential mortgage-backed securities; agency mortgage-backed securities; investment-grade credit (utilities and non-corporates). Security selection in the following sectors: investment-grade credit (utilities)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. government; agency mortgage-backed securities. Security selection in the following sectors: financials; energy; U.S. government
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. government (using Treasury derivatives); commercial mortgage-backed securities; asset-backed securities. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: technology. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)	3.88%	(0.08)%	1.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$704M
Total number of portfolio holdings	1,937
Total net advisory fee paid	$4.5M
Portfolio turnover rate during the reporting period	63%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	73.3%
Collateralized Mortgage Obligations	9.1%
Electric	4.3%
Banks	4.1%
Other Asset Backed Securities	2.8%
Repurchase Agreements	2.4%
Pipelines	1.7%
Software	1.6%
Foreign Government Obligations	1.3%
Media	1.1%
Oil & Gas	1.1%
Internet	1.1%
Food	1.0%
Semiconductors	0.8%
Telecommunications	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546687 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$124	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 20.14% for the year ended March 31, 2026, compared to 21.27% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, based on MSCI Indices for developed and emerging markets stocks, U.S. stocks trailed European and Japanese stocks. Emerging markets stocks outpaced those in developed markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: financials; industrials; energy. On an absolute basis, position weightings: ASML Holding NV; HSBC Holdings PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: industrials; financials; consumer staples. On an absolute basis, position weightings: SAP SE; Toyota Motor Corp.; Nestle SA. On an absolute basis, exposure to the following countries/regions: Japan; Germany; Australia
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; consumer discretionary; real estate. Position weightings: Banco Bilbao Vizcaya Argentaria SA; Erste Group Bank AG.; Taiwan Semiconductor Manufacturing Co., Ltd. Countries/regions: North America
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: energy; information technology; communication services. Security selection in the following sectors: information technology; industrials and business services; materials. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Samsung Electronics Co., Ltd.; Prysmian SpA. Countries/regions: South Korea; France; Taiwan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer discretionary; consumer staples; communication services. On an absolute basis, position weightings: RELX PLC; Novo Nordisk A/S, Class B; SAP SE. On an absolute basis, exposure to the following countries/regions: Denmark; Germany; New Zealand
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: real estate; health care; energy. On an absolute basis, position weightings: LVMH Moet Hennessy Louis Vuitton SE; BP PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Hong Kong; Denmark; Singapore
Schroder Investment Management North America Inc.  | Allocations in the following sectors: consumer discretionary; health care; utilities. Security selection in the following sectors: industrials; consumer staples; information technology. Position weightings: Siemens AG. (lack of exposure); Banco Santander SA (lack of exposure); Novartis AG (lack of exposure). Countries/regions: Japan; United Kingdom; Continental Europe
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: utilities; cash; consumer discretionary. Security selection in the following sectors: financials; consumer staples; health care. Position weightings: Unilever PLC; Siemens, Ltd.; Compass Group PLC. Countries/regions: Japan; United Kingdom; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 1)	20.14%	6.59%	8.08%
MSCI EAFE Index (net)	21.27%	7.91%	8.38%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	37%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Pharmaceuticals	8.8%
Semiconductors	6.7%
Insurance	5.1%
Oil & Gas	4.6%
Aerospace/Defense	3.5%
Electric	3.1%
Retail	3.1%
Telecommunications	3.0%
Food	2.9%
Electrical Components & Equipment	2.5%
Cosmetics/Personal Care	2.4%
Mining	2.3%
Building Materials	2.2%
Machinery-Construction & Mining	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546844 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$141	1.28%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 19.97% for the year ended March 31, 2026, compared to 21.27% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, based on MSCI Indices for developed and emerging markets stocks, U.S. stocks trailed European and Japanese stocks. Emerging markets stocks outpaced those in developed markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: financials; industrials; energy. On an absolute basis, position weightings: ASML Holding NV; HSBC Holdings PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: industrials; financials; consumer staples. On an absolute basis, position weightings: SAP SE; Toyota Motor Corp.; Nestle SA. On an absolute basis, exposure to the following countries/regions: Japan; Germany; Australia
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; consumer discretionary; real estate. Position weightings: Banco Bilbao Vizcaya Argentaria SA; Erste Group Bank AG.; Taiwan Semiconductor Manufacturing Co., Ltd. Countries/regions: North America
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: energy; information technology; communication services. Security selection in the following sectors: information technology; industrials and business services; materials. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Samsung Electronics Co., Ltd.; Prysmian SpA. Countries/regions: South Korea; France; Taiwan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer discretionary; consumer staples; communication services. On an absolute basis, position weightings: RELX PLC; Novo Nordisk A/S, Class B; SAP SE. On an absolute basis, exposure to the following countries/regions: Denmark; Germany; New Zealand
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: real estate; health care; energy. On an absolute basis, position weightings: LVMH Moet Hennessy Louis Vuitton SE; BP PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Hong Kong; Denmark; Singapore
Schroder Investment Management North America Inc.  | Allocations in the following sectors: consumer discretionary; health care; utilities. Security selection in the following sectors: industrials; consumer staples; information technology. Position weightings: Siemens AG. (lack of exposure); Banco Santander SA (lack of exposure); Novartis AG (lack of exposure). Countries/regions: Japan; United Kingdom; Continental Europe
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: utilities; cash; consumer discretionary. Security selection in the following sectors: financials; consumer staples; health care. Position weightings: Unilever PLC; Siemens, Ltd.; Compass Group PLC. Countries/regions: Japan; United Kingdom; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 2)	19.97%	6.43%	7.93%
MSCI EAFE Index (net)	21.27%	7.91%	8.38%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	37%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Pharmaceuticals	8.8%
Semiconductors	6.7%
Insurance	5.1%
Oil & Gas	4.6%
Aerospace/Defense	3.5%
Electric	3.1%
Retail	3.1%
Telecommunications	3.0%
Food	2.9%
Electrical Components & Equipment	2.5%
Cosmetics/Personal Care	2.4%
Mining	2.3%
Building Materials	2.2%
Machinery-Construction & Mining	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546588 (05/26)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$152	1.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 19.85% for the year ended March 31, 2026, compared to 21.27% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, based on MSCI Indices for developed and emerging markets stocks, U.S. stocks trailed European and Japanese stocks. Emerging markets stocks outpaced those in developed markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: financials; industrials; energy. On an absolute basis, position weightings: ASML Holding NV; HSBC Holdings PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: industrials; financials; consumer staples. On an absolute basis, position weightings: SAP SE; Toyota Motor Corp.; Nestle SA. On an absolute basis, exposure to the following countries/regions: Japan; Germany; Australia
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; consumer discretionary; real estate. Position weightings: Banco Bilbao Vizcaya Argentaria SA; Erste Group Bank AG.; Taiwan Semiconductor Manufacturing Co., Ltd. Countries/regions: North America
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: energy; information technology; communication services. Security selection in the following sectors: information technology; industrials and business services; materials. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Samsung Electronics Co., Ltd.; Prysmian SpA. Countries/regions: South Korea; France; Taiwan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer discretionary; consumer staples; communication services. On an absolute basis, position weightings: RELX PLC; Novo Nordisk A/S, Class B; SAP SE. On an absolute basis, exposure to the following countries/regions: Denmark; Germany; New Zealand
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: real estate; health care; energy. On an absolute basis, position weightings: LVMH Moet Hennessy Louis Vuitton SE; BP PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Hong Kong; Denmark; Singapore
Schroder Investment Management North America Inc.  | Allocations in the following sectors: consumer discretionary; health care; utilities. Security selection in the following sectors: industrials; consumer staples; information technology. Position weightings: Siemens AG. (lack of exposure); Banco Santander SA (lack of exposure); Novartis AG (lack of exposure). Countries/regions: Japan; United Kingdom; Continental Europe
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: utilities; cash; consumer discretionary. Security selection in the following sectors: financials; consumer staples; health care. Position weightings: Unilever PLC; Siemens, Ltd.; Compass Group PLC. Countries/regions: Japan; United Kingdom; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 3)	19.85%	6.30%	7.81%
MSCI EAFE Index (net)	21.27%	7.91%	8.38%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	37%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Pharmaceuticals	8.8%
Semiconductors	6.7%
Insurance	5.1%
Oil & Gas	4.6%
Aerospace/Defense	3.5%
Electric	3.1%
Retail	3.1%
Telecommunications	3.0%
Food	2.9%
Electrical Components & Equipment	2.5%
Cosmetics/Personal Care	2.4%
Mining	2.3%
Building Materials	2.2%
Machinery-Construction & Mining	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546570 (05/26)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$87	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.12% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 22.67% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities and underperformed small-cap equities, as measured by their respective Russell® indexes. Growth-oriented stocks outperformed value stocks in the large-cap universe, but growth trailed value across the mid- and small-cap spectrum, based on Russell® index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; communication services; industrials. On an absolute basis, position weightings: NVIDIA Corp.; Alphabet, Inc., Class A; Alphabet, Inc., Class C
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; business services. On an absolute basis, position weightings: Broadcom, Inc.; Netflix, Inc.; Tesla, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer staples; health care; materials. Security selection in the following sectors: health care. Position weightings: Cloudflare, Inc., Class A; Royalty Pharma PLC, Class A; Roivant Sciences, Ltd.
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; consumer staples. Security selection in the following sectors: industrials; energy; health care. Position weightings: Targa Resources Corp.; AppLovin Corp., Class A; GE Vernova, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: financials. On an absolute basis, position weightings: ServiceNow, Inc.; Netflix, Inc.; Microsoft Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: telecommunication services; energy; financials. On an absolute basis, position weightings: Apple, Inc.; Meta Platforms, Inc., Class A; Fiserv, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; consumer discretionary; financials. Security selection in the following sectors: communication services; information technology; consumer discretionary. Position weightings: NVIDIA Corp. (lack of exposure); Broadcom, Inc. (lack of exposure); Strategy, Inc., Class A
Goldman Sachs Asset Management, L.P.   | Allocations in the following sectors: health care; communication services; consumer discretionary. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class A; Oracle Corp.; Apple, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 1)	18.12%	7.79%	13.93%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Growth Index	22.67%	12.63%	15.94%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	189
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	20.9%
Semiconductors	18.1%
Software	17.0%
Computers	6.2%
Biotechnology	4.5%
Auto Manufacturers	3.8%
Pharmaceuticals	3.3%
Diversified Financial Services	3.1%
Healthcare-Products	2.8%
Commercial Services	2.2%
Retail	2.2%
Banks	1.9%
Aerospace/Defense	1.7%
Machinery-Construction & Mining	1.2%
Insurance	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546703 (05/26)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$104	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.97% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 22.67% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities and underperformed small-cap equities, as measured by their respective Russell® indexes. Growth-oriented stocks outperformed value stocks in the large-cap universe, but growth trailed value across the mid- and small-cap spectrum, based on Russell® index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; communication services; industrials. On an absolute basis, position weightings: NVIDIA Corp.; Alphabet, Inc., Class A; Alphabet, Inc., Class C
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; business services. On an absolute basis, position weightings: Broadcom, Inc.; Netflix, Inc.; Tesla, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer staples; health care; materials. Security selection in the following sectors: health care. Position weightings: Cloudflare, Inc., Class A; Royalty Pharma PLC, Class A; Roivant Sciences, Ltd.
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; consumer staples. Security selection in the following sectors: industrials; energy; health care. Position weightings: Targa Resources Corp.; AppLovin Corp., Class A; GE Vernova, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: financials. On an absolute basis, position weightings: ServiceNow, Inc.; Netflix, Inc.; Microsoft Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: telecommunication services; energy; financials. On an absolute basis, position weightings: Apple, Inc.; Meta Platforms, Inc., Class A; Fiserv, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; consumer discretionary; financials. Security selection in the following sectors: communication services; information technology; consumer discretionary. Position weightings: NVIDIA Corp. (lack of exposure); Broadcom, Inc. (lack of exposure); Strategy, Inc., Class A
Goldman Sachs Asset Management, L.P.   | Allocations in the following sectors: health care; communication services; consumer discretionary. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class A; Oracle Corp.; Apple, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 2)	17.97%	7.63%	13.76%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Growth Index	22.67%	12.63%	15.94%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	189
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	20.9%
Semiconductors	18.1%
Software	17.0%
Computers	6.2%
Biotechnology	4.5%
Auto Manufacturers	3.8%
Pharmaceuticals	3.3%
Diversified Financial Services	3.1%
Healthcare-Products	2.8%
Commercial Services	2.2%
Retail	2.2%
Banks	1.9%
Aerospace/Defense	1.7%
Machinery-Construction & Mining	1.2%
Insurance	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546547 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$114	1.05%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.91% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 22.67% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities and underperformed small-cap equities, as measured by their respective Russell® indexes. Growth-oriented stocks outperformed value stocks in the large-cap universe, but growth trailed value across the mid- and small-cap spectrum, based on Russell® index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; communication services; industrials. On an absolute basis, position weightings: NVIDIA Corp.; Alphabet, Inc., Class A; Alphabet, Inc., Class C
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; business services. On an absolute basis, position weightings: Broadcom, Inc.; Netflix, Inc.; Tesla, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer staples; health care; materials. Security selection in the following sectors: health care. Position weightings: Cloudflare, Inc., Class A; Royalty Pharma PLC, Class A; Roivant Sciences, Ltd.
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; consumer staples. Security selection in the following sectors: industrials; energy; health care. Position weightings: Targa Resources Corp.; AppLovin Corp., Class A; GE Vernova, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: financials. On an absolute basis, position weightings: ServiceNow, Inc.; Netflix, Inc.; Microsoft Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: telecommunication services; energy; financials. On an absolute basis, position weightings: Apple, Inc.; Meta Platforms, Inc., Class A; Fiserv, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; consumer discretionary; financials. Security selection in the following sectors: communication services; information technology; consumer discretionary. Position weightings: NVIDIA Corp. (lack of exposure); Broadcom, Inc. (lack of exposure); Strategy, Inc., Class A
Goldman Sachs Asset Management, L.P.   | Allocations in the following sectors: health care; communication services; consumer discretionary. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class A; Oracle Corp.; Apple, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 3)	17.91%	7.54%	13.66%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Growth Index	22.67%	12.63%	15.94%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	189
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	20.9%
Semiconductors	18.1%
Software	17.0%
Computers	6.2%
Biotechnology	4.5%
Auto Manufacturers	3.8%
Pharmaceuticals	3.3%
Diversified Financial Services	3.1%
Healthcare-Products	2.8%
Commercial Services	2.2%
Retail	2.2%
Banks	1.9%
Aerospace/Defense	1.7%
Machinery-Construction & Mining	1.2%
Insurance	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546539 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$92	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.32% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 12.91% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. For small- and mid-cap stocks, value-oriented stocks outperformed growth stocks, but growth outperformed value among large-cap stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; energy; industrials. On an absolute basis, position weightings: Apple, Inc.; Microsoft Corp.; Exxon Mobil Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Microsoft Corp.; Walmart, Inc.; Boeing Co.
Wellington Management Company LLP  | Allocations in the following sectors: consumer discretionary; communication services; industrials. Security selection in the following sectors: health care; industrials; communication services. Position weightings: Corning, Inc.; Broadcom, Inc.; Alphabet, Inc., Class C
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer discretionary; energy; real estate. Security selection in the following sectors: financials; communication services; health care. Position weightings: Estee Lauder Cos., Inc., Class A; Analog Devices, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Salesforce, Inc.; Tesla, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; energy; health care. On an absolute basis, position weightings: UnitedHealth Group, Inc.; Apple, Inc.; Chevron Corp.
Wellington Management Company LLP  | Allocations in the following sectors: health care; energy; information technology. Security selection in the following sectors: information technology; consumer discretionary; financials. Position weightings: UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); H&R Block, Inc.
American Century Investment Management, Inc.   | Allocations in the following sectors: health care; cash; consumer staples. Security selection in the following sectors: information technology; consumer staples; materials. Position weightings: Graphic Packaging Holding Co.; Micron Technology, Inc. (lack of exposure); Zimmer Biomet Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 1)	11.32%	8.89%	9.97%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Value Index	12.91%	10.68%	11.49%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$295M
Total number of portfolio holdings	487
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.7%
Banks	7.8%
Oil & Gas	5.3%
Diversified Financial Services	5.2%
Computers	5.2%
Insurance	5.1%
Retail	4.9%
Electric	4.5%
Internet	4.0%
Semiconductors	3.8%
Healthcare-Services	3.3%
Telecommunications	3.2%
REITS	2.9%
Software	2.8%
Beverages	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated. As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546885 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$108	1.02%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.24% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 12.91% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. For small- and mid-cap stocks, value-oriented stocks outperformed growth stocks, but growth outperformed value among large-cap stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; energy; industrials. On an absolute basis, position weightings: Apple, Inc.; Microsoft Corp.; Exxon Mobil Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Microsoft Corp.; Walmart, Inc.; Boeing Co.
Wellington Management Company LLP  | Allocations in the following sectors: consumer discretionary; communication services; industrials. Security selection in the following sectors: health care; industrials; communication services. Position weightings: Corning, Inc.; Broadcom, Inc.; Alphabet, Inc., Class C
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer discretionary; energy; real estate. Security selection in the following sectors: financials; communication services; health care. Position weightings: Estee Lauder Cos., Inc., Class A; Analog Devices, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Salesforce, Inc.; Tesla, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; energy; health care. On an absolute basis, position weightings: UnitedHealth Group, Inc.; Apple, Inc.; Chevron Corp.
Wellington Management Company LLP  | Allocations in the following sectors: health care; energy; information technology. Security selection in the following sectors: information technology; consumer discretionary; financials. Position weightings: UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); H&R Block, Inc.
American Century Investment Management, Inc.   | Allocations in the following sectors: health care; cash; consumer staples. Security selection in the following sectors: information technology; consumer staples; materials. Position weightings: Graphic Packaging Holding Co.; Micron Technology, Inc. (lack of exposure); Zimmer Biomet Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 2)	11.24%	8.74%	9.81%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Value Index	12.91%	10.68%	11.49%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$295M
Total number of portfolio holdings	487
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.7%
Banks	7.8%
Oil & Gas	5.3%
Diversified Financial Services	5.2%
Computers	5.2%
Insurance	5.1%
Retail	4.9%
Electric	4.5%
Internet	4.0%
Semiconductors	3.8%
Healthcare-Services	3.3%
Telecommunications	3.2%
REITS	2.9%
Software	2.8%
Beverages	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated. As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546521 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$118	1.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.10% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 12.91% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. For small- and mid-cap stocks, value-oriented stocks outperformed growth stocks, but growth outperformed value among large-cap stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; energy; industrials. On an absolute basis, position weightings: Apple, Inc.; Microsoft Corp.; Exxon Mobil Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Microsoft Corp.; Walmart, Inc.; Boeing Co.
Wellington Management Company LLP  | Allocations in the following sectors: consumer discretionary; communication services; industrials. Security selection in the following sectors: health care; industrials; communication services. Position weightings: Corning, Inc.; Broadcom, Inc.; Alphabet, Inc., Class C
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer discretionary; energy; real estate. Security selection in the following sectors: financials; communication services; health care. Position weightings: Estee Lauder Cos., Inc., Class A; Analog Devices, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Salesforce, Inc.; Tesla, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; energy; health care. On an absolute basis, position weightings: UnitedHealth Group, Inc.; Apple, Inc.; Chevron Corp.
Wellington Management Company LLP  | Allocations in the following sectors: health care; energy; information technology. Security selection in the following sectors: information technology; consumer discretionary; financials. Position weightings: UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); H&R Block, Inc.
American Century Investment Management, Inc.   | Allocations in the following sectors: health care; cash; consumer staples. Security selection in the following sectors: information technology; consumer staples; materials. Position weightings: Graphic Packaging Holding Co.; Micron Technology, Inc. (lack of exposure); Zimmer Biomet Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 3)	11.10%	8.62%	9.70%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Value Index	12.91%	10.68%	11.49%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$295M
Total number of portfolio holdings	487
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.7%
Banks	7.8%
Oil & Gas	5.3%
Diversified Financial Services	5.2%
Computers	5.2%
Insurance	5.1%
Retail	4.9%
Electric	4.5%
Internet	4.0%
Semiconductors	3.8%
Healthcare-Services	3.3%
Telecommunications	3.2%
REITS	2.9%
Software	2.8%
Beverages	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated. As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546513 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$107	1.01%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.48% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 9.56% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: industrials; energy; health care. On an absolute basis, position weightings: Vertiv Holdings Co., Class A; Comfort Systems USA, Inc.; Palantir Technologies, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: business services; information technology; industrials. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; NU Holdings, Ltd., Class A; Axon Enterprise, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer discretionary; materials. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Celestica, Inc.; Exact Sciences Corp.; Corning, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: communication services; materials; financials. Security selection in the following sectors: information technology; industrials and business services; health care. Position weightings: Databricks, Inc.; Celestica, Inc.; Trade Desk, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: communication services; financials; consumer discretionary. On an absolute basis, position weightings: HubSpot, Inc.; Gartner, Inc.; Flutter Entertainment PLC
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: energy; consumer services; consumer cyclicals. On an absolute basis, position weightings: Hess Corp.; Targa Resources Corp.; Tractor Supply Co.
Wellington Management Company LLP  | Allocations in the following sectors: industrials; information technology; communication services. Security selection in the following sectors: consumer discretionary; communication services; real estate. Position weightings: BellRing Brands, Inc.; Comfort Systems USA, Inc. (lack of exposure); ROBLOX Corp., Class A
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: information technology; industrials and business services; health care. Security selection in the following sectors: real estate; materials; consumer discretionary. Position weightings: Astera Labs, Inc.; Primo Brands Corp.; Viper Energy, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)	11.48%	3.55%	11.74%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Growth Index	9.56%	5.37%	11.69%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$144M
Total number of portfolio holdings	431
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	81%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.4%
Retail	7.9%
Aerospace/Defense	7.0%
Commercial Services	5.2%
Leisure Time	4.5%
Biotechnology	4.2%
Machinery-Construction & Mining	4.1%
Internet	4.1%
Healthcare-Products	4.0%
Diversified Financial Services	3.9%
Pharmaceuticals	2.9%
Electronics	2.9%
Lodging	2.8%
Telecommunications	2.7%
Electric	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
812546877 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$123	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.31% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 9.56% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: industrials; energy; health care. On an absolute basis, position weightings: Vertiv Holdings Co., Class A; Comfort Systems USA, Inc.; Palantir Technologies, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: business services; information technology; industrials. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; NU Holdings, Ltd., Class A; Axon Enterprise, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer discretionary; materials. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Celestica, Inc.; Exact Sciences Corp.; Corning, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: communication services; materials; financials. Security selection in the following sectors: information technology; industrials and business services; health care. Position weightings: Databricks, Inc.; Celestica, Inc.; Trade Desk, Inc., Class A
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: communication services; financials; consumer discretionary. On an absolute basis, position weightings: HubSpot, Inc.; Gartner, Inc.; Flutter Entertainment PLC
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: energy; consumer services; consumer cyclicals. On an absolute basis, position weightings: Hess Corp.; Targa Resources Corp.; Tractor Supply Co.
Wellington Management Company LLP  | Allocations in the following sectors: industrials; information technology; communication services. Security selection in the following sectors: consumer discretionary; communication services; real estate. Position weightings: BellRing Brands, Inc.; Comfort Systems USA, Inc. (lack of exposure); ROBLOX Corp., Class A
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: information technology; industrials and business services; health care. Security selection in the following sectors: real estate; materials; consumer discretionary. Position weightings: Astera Labs, Inc.; Primo Brands Corp.; Viper Energy, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)	11.31%	3.39%	11.57%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Growth Index	9.56%	5.37%	11.69%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$144M
Total number of portfolio holdings	431
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	81%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.4%
Retail	7.9%
Aerospace/Defense	7.0%
Commercial Services	5.2%
Leisure Time	4.5%
Biotechnology	4.2%
Machinery-Construction & Mining	4.1%
Internet	4.1%
Healthcare-Products	4.0%
Diversified Financial Services	3.9%
Pharmaceuticals	2.9%
Electronics	2.9%
Lodging	2.8%
Telecommunications	2.7%
Electric	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546497 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$134	1.27%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.18% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 9.56% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: industrials; energy; health care. On an absolute basis, position weightings: Vertiv Holdings Co., Class A; Comfort Systems USA, Inc.; Palantir Technologies, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: business services; information technology; industrials. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; NU Holdings, Ltd., Class A; Axon Enterprise, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer discretionary; materials. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Celestica, Inc.; Exact Sciences Corp.; Corning, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: communication services; materials; financials. Security selection in the following sectors: information technology; industrials and business services; health care. Position weightings: Databricks, Inc.; Celestica, Inc.; Trade Desk, Inc., Class A
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: communication services; financials; consumer discretionary. On an absolute basis, position weightings: HubSpot, Inc.; Gartner, Inc.; Flutter Entertainment PLC
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: energy; consumer services; consumer cyclicals. On an absolute basis, position weightings: Hess Corp.; Targa Resources Corp.; Tractor Supply Co.
Wellington Management Company LLP  | Allocations in the following sectors: industrials; information technology; communication services. Security selection in the following sectors: consumer discretionary; communication services; real estate. Position weightings: BellRing Brands, Inc.; Comfort Systems USA, Inc. (lack of exposure); ROBLOX Corp., Class A
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: information technology; industrials and business services; health care. Security selection in the following sectors: real estate; materials; consumer discretionary. Position weightings: Astera Labs, Inc.; Primo Brands Corp.; Viper Energy, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)	11.18%	3.28%	11.46%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Growth Index	9.56%	5.37%	11.69%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$144M
Total number of portfolio holdings	431
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	81%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.4%
Retail	7.9%
Aerospace/Defense	7.0%
Commercial Services	5.2%
Leisure Time	4.5%
Biotechnology	4.2%
Machinery-Construction & Mining	4.1%
Internet	4.1%
Healthcare-Products	4.0%
Diversified Financial Services	3.9%
Pharmaceuticals	2.9%
Electronics	2.9%
Lodging	2.8%
Telecommunications	2.7%
Electric	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546489 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$107	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.37% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 17.62% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; Western Digital Corp.; Corning, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; telecommunication services; utilities. On an absolute basis, position weightings: Strategy, Inc., Class A; Robinhood Markets, Inc., Class A; Digital Realty Trust, Inc.
Massachusetts Financial Services Company  | Allocations in the following sectors: real estate; energy. Security selection in the following sectors: real estate; energy . Position weightings: Flex, Ltd; Corning, Inc; Coinbase Global, Inc., Class A (lack of exposure)
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; consumer staples; real estate. Security selection in the following sectors: information technology; consumer discretionary; energy. Position weightings: Sandisk Corp.; Corning, Inc.; MKS, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: real estate; consumer staples. On an absolute basis, position weightings: Charter Communications, Inc., Class A.; Fidelity National Information Services, Inc.; Coinbase Global, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: health care; energy; financials. On an absolute basis, position weightings: Baker Hughes Co.; ONEOK, Inc.; Arthur J. Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; information technology; health care. Position weightings: Sandisk Corp (lack of exposure); Western Digital Corp. (lack of exposure); Graphic Packaging Holding Co.
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: financials; health care; materials. Security selection in the following sectors: health care; industrials and business services; consumer staples. Position weightings: Perrigo Co. PLC; GoDaddy, Inc., Class A; Baxter International, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 1)	13.37%	7.99%	9.58%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	783
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.3%
Electric	7.0%
Oil & Gas	5.7%
Insurance	5.6%
Banks	4.6%
Electronics	4.3%
Machinery-Diversified	3.7%
Diversified Financial Services	3.7%
Commercial Services	3.4%
Computers	3.3%
Retail	3.1%
Healthcare-Products	3.1%
Food	2.5%
Software	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546869 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$123	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 13.17% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 17.62% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; Western Digital Corp.; Corning, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; telecommunication services; utilities. On an absolute basis, position weightings: Strategy, Inc., Class A; Robinhood Markets, Inc., Class A; Digital Realty Trust, Inc.
Massachusetts Financial Services Company  | Allocations in the following sectors: real estate; energy. Security selection in the following sectors: real estate; energy . Position weightings: Flex, Ltd; Corning, Inc; Coinbase Global, Inc., Class A (lack of exposure)
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; consumer staples; real estate. Security selection in the following sectors: information technology; consumer discretionary; energy. Position weightings: Sandisk Corp.; Corning, Inc.; MKS, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: real estate; consumer staples. On an absolute basis, position weightings: Charter Communications, Inc., Class A.; Fidelity National Information Services, Inc.; Coinbase Global, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: health care; energy; financials. On an absolute basis, position weightings: Baker Hughes Co.; ONEOK, Inc.; Arthur J. Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; information technology; health care. Position weightings: Sandisk Corp (lack of exposure); Western Digital Corp. (lack of exposure); Graphic Packaging Holding Co.
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: financials; health care; materials. Security selection in the following sectors: health care; industrials and business services; consumer staples. Position weightings: Perrigo Co. PLC; GoDaddy, Inc., Class A; Baxter International, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 2)	13.17%	7.83%	9.41%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	783
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.3%
Electric	7.0%
Oil & Gas	5.7%
Insurance	5.6%
Banks	4.6%
Electronics	4.3%
Machinery-Diversified	3.7%
Diversified Financial Services	3.7%
Commercial Services	3.4%
Computers	3.3%
Retail	3.1%
Healthcare-Products	3.1%
Food	2.5%
Software	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546471 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$134	1.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.02% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 17.62% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; Western Digital Corp.; Corning, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; telecommunication services; utilities. On an absolute basis, position weightings: Strategy, Inc., Class A; Robinhood Markets, Inc., Class A; Digital Realty Trust, Inc.
Massachusetts Financial Services Company  | Allocations in the following sectors: real estate; energy. Security selection in the following sectors: real estate; energy . Position weightings: Flex, Ltd; Corning, Inc; Coinbase Global, Inc., Class A (lack of exposure)
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; consumer staples; real estate. Security selection in the following sectors: information technology; consumer discretionary; energy. Position weightings: Sandisk Corp.; Corning, Inc.; MKS, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: real estate; consumer staples. On an absolute basis, position weightings: Charter Communications, Inc., Class A.; Fidelity National Information Services, Inc.; Coinbase Global, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: health care; energy; financials. On an absolute basis, position weightings: Baker Hughes Co.; ONEOK, Inc.; Arthur J. Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; information technology; health care. Position weightings: Sandisk Corp (lack of exposure); Western Digital Corp. (lack of exposure); Graphic Packaging Holding Co.
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: financials; health care; materials. Security selection in the following sectors: health care; industrials and business services; consumer staples. Position weightings: Perrigo Co. PLC; GoDaddy, Inc., Class A; Baxter International, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 3)	13.02%	7.71%	9.30%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	783
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.3%
Electric	7.0%
Oil & Gas	5.7%
Insurance	5.6%
Banks	4.6%
Electronics	4.3%
Machinery-Diversified	3.7%
Diversified Financial Services	3.7%
Commercial Services	3.4%
Computers	3.3%
Retail	3.1%
Healthcare-Products	3.1%
Food	2.5%
Software	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546463 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$118	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 19.17% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 25.72% for the Russell 2000® Index (the "Performance Index"). Over the period, the small cap Russell 2000® Index outperformed large cap stocks as represented by the S&P 500® Index, returning 25.72% versus 17.80%, respectively for the trailing 12 months period. Value underperformed growth, with the Russell 3000® Value Index returning 16.37% and the Russell 3000® Growth Index returning 18.75%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; TTM Technologies, Inc.; Kratos Defense & Security Solutions, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: utilities; industrials. On an absolute basis, position weightings: AeroVironment, Inc.; ADMA Biologics, Inc.; MARA Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: industrials; real estate; materials. Security selection in the following sectors: information technology; utilities. Position weightings: Lumentum Holdings, Inc.; Ciena Corp.; Viavi Solutions, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; software & services; basic materials. Security selection in the following sectors: finance; software & services; industrial cyclical. Position weightings: Cipher Digital, Inc.; Terns Pharmaceuticals, Inc.; Modine Manufacturing Co.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer staples. On an absolute basis, position weightings: Inspire Medical Systems, Inc.; SPS Commerce, Inc.; ADMA Biologics, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: financials; health care; energy. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Sandisk Corp.; Celanese Corp.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; cash; health care. Security selection in the following sectors: health care; financials; industrials. Position weightings: Compass Diversified Holdings; Phreesia, Inc.; ASGN, Inc.
J.P. Morgan Investment Management Inc.   | Allocations in the following sectors: industrial cyclical; retail; semiconductors. Security selection in the following sectors: systems hardware; health services & systems; pharmaceuticals. Position weightings: Bloom Energy Corp., Class A; Treace Medical Concepts, Inc.; Frequency Therapeutics, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 1)	19.17%	3.74%	8.60%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2000® Index	25.72%	3.77%	9.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$128M
Total number of portfolio holdings	1,050
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	67%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.7%
REITS	5.4%
Software	5.0%
Biotechnology	4.4%
Healthcare-Products	4.2%
Diversified Financial Services	3.8%
Telecommunications	3.6%
Commercial Services	3.4%
Electronics	3.2%
Oil & Gas	3.0%
Chemicals	2.9%
Retail	2.8%
Semiconductors	2.8%
Engineering & Construction	2.8%
Insurance	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546851 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$134	1.22%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 18.97% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 25.72% for the Russell 2000® Index (the "Performance Index"). Over the period, the small cap Russell 2000® Index outperformed large cap stocks as represented by the S&P 500® Index, returning 25.72% versus 17.80%, respectively for the trailing 12 months period. Value underperformed growth, with the Russell 3000® Value Index returning 16.37% and the Russell 3000® Growth Index returning 18.75%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; TTM Technologies, Inc.; Kratos Defense & Security Solutions, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: utilities; industrials. On an absolute basis, position weightings: AeroVironment, Inc.; ADMA Biologics, Inc.; MARA Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: industrials; real estate; materials. Security selection in the following sectors: information technology; utilities. Position weightings: Lumentum Holdings, Inc.; Ciena Corp.; Viavi Solutions, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; software & services; basic materials. Security selection in the following sectors: finance; software & services; industrial cyclical. Position weightings: Cipher Digital, Inc.; Terns Pharmaceuticals, Inc.; Modine Manufacturing Co.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer staples. On an absolute basis, position weightings: Inspire Medical Systems, Inc.; SPS Commerce, Inc.; ADMA Biologics, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: financials; health care; energy. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Sandisk Corp.; Celanese Corp.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; cash; health care. Security selection in the following sectors: health care; financials; industrials. Position weightings: Compass Diversified Holdings; Phreesia, Inc.; ASGN, Inc.
J.P. Morgan Investment Management Inc.   | Allocations in the following sectors: industrial cyclical; retail; semiconductors. Security selection in the following sectors: systems hardware; health services & systems; pharmaceuticals. Position weightings: Bloom Energy Corp., Class A; Treace Medical Concepts, Inc.; Frequency Therapeutics, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 2)	18.97%	3.57%	8.44%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2000® Index	25.72%	3.77%	9.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$128M
Total number of portfolio holdings	1,050
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	67%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.7%
REITS	5.4%
Software	5.0%
Biotechnology	4.4%
Healthcare-Products	4.2%
Diversified Financial Services	3.8%
Telecommunications	3.6%
Commercial Services	3.4%
Electronics	3.2%
Oil & Gas	3.0%
Chemicals	2.9%
Retail	2.8%
Semiconductors	2.8%
Engineering & Construction	2.8%
Insurance	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546364 (05/26)

Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$146	1.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.89% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 25.72% for the Russell 2000® Index (the "Performance Index"). Over the period, the small cap Russell 2000® Index outperformed large cap stocks as represented by the S&P 500® Index, returning 25.72% versus 17.80%, respectively for the trailing 12 months period. Value underperformed growth, with the Russell 3000® Value Index returning 16.37% and the Russell 3000® Growth Index returning 18.75%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; TTM Technologies, Inc.; Kratos Defense & Security Solutions, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: utilities; industrials. On an absolute basis, position weightings: AeroVironment, Inc.; ADMA Biologics, Inc.; MARA Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: industrials; real estate; materials. Security selection in the following sectors: information technology; utilities. Position weightings: Lumentum Holdings, Inc.; Ciena Corp.; Viavi Solutions, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; software & services; basic materials. Security selection in the following sectors: finance; software & services; industrial cyclical. Position weightings: Cipher Digital, Inc.; Terns Pharmaceuticals, Inc.; Modine Manufacturing Co.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer staples. On an absolute basis, position weightings: Inspire Medical Systems, Inc.; SPS Commerce, Inc.; ADMA Biologics, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: financials; health care; energy. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Sandisk Corp.; Celanese Corp.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; cash; health care. Security selection in the following sectors: health care; financials; industrials. Position weightings: Compass Diversified Holdings; Phreesia, Inc.; ASGN, Inc.
J.P. Morgan Investment Management Inc.   | Allocations in the following sectors: industrial cyclical; retail; semiconductors. Security selection in the following sectors: systems hardware; health services & systems; pharmaceuticals. Position weightings: Bloom Energy Corp., Class A; Treace Medical Concepts, Inc.; Frequency Therapeutics, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 3)	18.89%	3.48%	8.34%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2000® Index	25.72%	3.77%	9.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$128M
Total number of portfolio holdings	1,050
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	67%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.7%
REITS	5.4%
Software	5.0%
Biotechnology	4.4%
Healthcare-Products	4.2%
Diversified Financial Services	3.8%
Telecommunications	3.6%
Commercial Services	3.4%
Electronics	3.2%
Oil & Gas	3.0%
Chemicals	2.9%
Retail	2.8%
Semiconductors	2.8%
Engineering & Construction	2.8%
Insurance	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

812546356 (05/26)

Seasons Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended March 31, 2026, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” for purposes of Item3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2026	2025
(a) Audit Fees	$687,992	$887,252
(b) Audit-Related Fees	$0	$79,050
(c) Tax Fees	$140,891	$244,995
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2026	2025
(b) Audit-Related Fees	$0	$103,488
(c) Tax Fees	$0	$0
(d) All Other Fees	$488,000	$556,000

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter .

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2026 and 2025 were $628,891 and $983,533 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Seasons Series Trust

Annual Financial Statements and Other Information
March 31, 2026

Seasons Series Trust
Annual Financial Statements and Other Information March 31, 2026

Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 56.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	612,980	$12,541,570
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	595,750	6,434,101
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,004,939	11,215,116
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	336,081	4,614,399
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	302,407	4,753,831
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	398,985	4,380,850
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	386,777	21,102,571
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	174,131	2,129,623
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	576,755	7,053,712
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	903,634	18,858,849
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	56,893	975,149
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	412,590	9,782,517
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,015,739	14,992,303
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	384,756	2,958,777
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	450,310	7,916,453
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	357,525	11,086,839
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	533,052	11,679,160
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	271,088	4,982,602
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	860,859	23,992,142
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	960,270	37,258,469
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,423,648	27,191,686
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	1,097,611	16,244,638
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	420,376	6,427,552
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	262,125	4,089,145
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	256,295	3,583,007
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	240,043	11,164,389
Total Domestic Equity Investment Companies (cost $281,514,740)		287,409,450
International Equity Investment Companies — 24.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,927,512	29,509,318
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	273,185	$5,209,640
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	253,052	5,157,194
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	1,005,567	17,889,045
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,258,872	20,821,746
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	651,940	7,158,301
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,490,775	15,310,261
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	456,875	8,529,852
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	974,247	13,581,004
Total International Equity Investment Companies (cost $108,898,447)		123,166,361
Domestic Fixed Income Investment Companies — 18.9%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	612,444	5,340,514
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,027,179	20,616,410
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	989,457	11,655,801
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	972,348	9,324,814
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	298,542	3,057,065
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,038,768	13,639,028
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,109,773	25,717,824
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	133,933	1,445,136
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	989,123	5,173,112
Total Domestic Fixed Income Investment Companies (cost $97,568,454)		95,969,704
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $2,420,254)	261,685	2,423,205
TOTAL INVESTMENTS (cost $490,401,895)(2)	100.1%	508,968,720
Other assets less liabilities	(0.1)	(317,567)
NET ASSETS	100.0%	$508,651,153

#
The Seasons Series Trust SA Allocation Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons
Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$508,968,720	$—	$—	$508,968,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 59.0%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	846,201	$7,378,870
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,181,408	32,354,922
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,417,761	16,701,228
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,486,047	14,251,188
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	585,191	5,992,360
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,517,717	19,927,625
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,481,407	37,061,231
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	218,969	2,362,677
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,483,983	7,761,231
Total Domestic Fixed Income Investment Companies (cost $149,849,866)		143,791,332
Domestic Equity Investment Companies — 29.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	138,508	2,833,877
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	169,900	1,834,924
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	239,700	2,675,054
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	80,661	1,107,470
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	72,737	1,143,419
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	115,717	1,270,570
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	77,593	4,233,495
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	81,475	996,444
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	180,255	2,204,518
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	214,531	4,477,260
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	18,333	314,224
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	100,697	2,387,518
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	267,408	3,946,941
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	55,765	428,830
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	129,456	2,275,838
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	79,409	2,462,467
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	117,700	2,578,812
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	61,209	1,125,031
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	224,125	$6,246,363
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	248,960	9,659,646
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	348,417	6,654,759
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	274,981	4,069,722
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	110,484	1,689,308
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	66,725	1,040,905
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	60,614	847,387
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	59,658	2,774,705
Total Domestic Equity Investment Companies (cost $68,742,382)		71,279,487
International Equity Investment Companies — 11.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	649,545	6,547,412
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	33,313	635,284
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	68,738	1,400,871
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	206,126	3,666,987
SunAmerica Series Trust SA International Index Portfolio, Class 1	277,880	4,596,128
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	97,766	1,073,476
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	324,105	3,328,563
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	148,457	2,771,686
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	248,723	3,467,192
Total International Equity Investment Companies (cost $24,274,532)		27,487,599
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,201,884)	130,049	1,204,257
TOTAL INVESTMENTS (cost $244,068,664)(2)	100.1%	243,762,675
Other assets less liabilities	(0.1)	(217,428)
NET ASSETS	100.0%	$243,545,247

#
The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons
Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$243,762,675	$—	$—	$243,762,675

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 44.1%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	799,774	$6,974,032
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,885,455	29,345,079
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,301,892	15,336,285
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,358,971	13,032,532
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	457,693	4,686,778
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,349,142	17,714,239
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,093,556	33,853,703
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	250,037	2,697,902
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,321,567	6,911,794
Total Domestic Fixed Income Investment Companies (cost $136,214,420)		130,552,344
Domestic Equity Investment Companies — 40.1%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	249,522	5,105,216
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	256,373	2,768,829
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	409,182	4,566,467
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	117,461	1,612,743
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	131,394	2,065,514
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	209,877	2,304,451
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	153,452	8,372,334
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	119,670	1,463,562
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	261,636	3,199,812
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	374,242	7,810,419
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	18,055	309,455
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	176,500	4,184,811
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	430,874	6,359,703
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	144,811	1,113,599
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	211,924	3,725,624
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	126,510	3,923,067
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	187,076	4,098,838
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	120,448	2,213,830
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	355,175	$9,898,726
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	387,252	15,025,391
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	622,252	11,885,013
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	449,270	6,649,198
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	177,893	2,719,989
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	107,664	1,679,551
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	81,056	1,133,164
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	101,841	4,736,632
Total Domestic Equity Investment Companies (cost $114,971,839)		118,925,938
International Equity Investment Companies — 15.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,016,924	10,250,592
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	60,286	1,149,661
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	116,669	2,377,715
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	338,195	6,016,494
SunAmerica Series Trust SA International Index Portfolio, Class 1	486,050	8,039,259
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	197,448	2,167,981
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	530,062	5,443,737
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	220,216	4,111,430
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	443,032	6,175,871
Total International Equity Investment Companies (cost $40,910,806)		45,732,740
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,467,823)	158,767	1,470,180
TOTAL INVESTMENTS (cost $293,564,888)(2)	100.1%	296,681,202
Other assets less liabilities	(0.1)	(234,749)
NET ASSETS	100.0%	$296,446,453

#
The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons
Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$296,681,202	$—	$—	$296,681,202

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 46.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	517,985	$10,597,970
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	506,790	5,473,336
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	864,671	9,649,732
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	257,167	3,530,903
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	258,422	4,062,390
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	302,962	3,326,524
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	319,554	17,434,844
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	205,668	2,515,317
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	517,094	6,324,065
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	739,913	15,441,985
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	113,594	1,946,995
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	327,313	7,760,586
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	745,393	11,001,995
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	294,725	2,266,433
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	376,938	6,626,575
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	286,059	8,870,697
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	370,736	8,122,822
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	233,633	4,294,176
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	721,243	20,101,048
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	810,339	31,441,169
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,190,670	22,741,798
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	878,077	12,995,538
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	391,092	5,979,805
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	198,094	3,090,275
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	214,462	2,998,177
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	202,732	9,429,045
Total Domestic Equity Investment Companies (cost $228,865,799)		238,024,200
Domestic Fixed Income Investment Companies — 34.0%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	1,097,430	9,569,589
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,814,066	38,789,052
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,769,993	$20,850,516
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,807,269	17,331,707
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	602,130	6,165,814
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,801,203	23,649,793
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	5,591,295	46,240,013
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	277,692	2,996,301
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,833,314	9,588,229
Total Domestic Fixed Income Investment Companies (cost $184,073,170)		175,181,014
International Equity Investment Companies — 19.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,328,520	23,471,483
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	190,184	3,626,809
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	198,250	4,040,333
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	783,977	13,946,959
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,006,619	16,649,482
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	514,716	5,651,583
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,190,942	12,230,971
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	419,913	7,839,773
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	881,786	12,292,094
Total International Equity Investment Companies (cost $87,284,549)		99,749,487
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $2,614,614)	282,710	2,617,893
TOTAL INVESTMENTS (cost $502,838,132)(2)	100.1%	515,572,594
Other assets less liabilities	(0.1)	(320,277)
NET ASSETS	100.0%	$515,252,317

#
The Seasons Series Trust SA Allocation Moderately Aggressive Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust and Seasons Series Trust, some of which are not presented in this report.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website,
www.venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$515,572,594	$—	$—	$515,572,594

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 19.8%
Aerospace/Defense — 0.2%
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	$1,300,000	$1,289,864
Banks — 5.8%
ABN AMRO Bank NV
3.32%, 03/13/2037*	1,400,000	1,249,591
Bank of New York Mellon Corp.
4.03%, 01/22/2030	1,585,000	1,569,134
Citibank, N.A.
4.88%, 11/19/2027	4,625,000	4,639,999
Citigroup, Inc.
5.83%, 02/13/2035	655,000	663,605
Credit Agricole SA
4.66%, 01/12/2032*	1,333,000	1,314,672
Goldman Sachs Group, Inc.
4.52%, 01/21/2032	1,150,000	1,132,568
4.94%, 10/21/2036	1,190,000	1,152,415
5.07%, 01/21/2037	375,000	366,627
JPMorgan Chase & Co.
5.00%, 07/22/2030	1,500,000	1,521,295
5.30%, 07/24/2029	2,735,000	2,786,043
Morgan Stanley
4.89%, 10/22/2036	330,000	319,013
Morgan Stanley Private Bank NA
4.21%, 02/08/2030	1,675,000	1,658,039
Royal Bank of Canada
4.70%, 08/06/2031	1,003,000	1,000,769
Toronto-Dominion Bank
4.11%, 10/13/2028	2,980,000	2,963,973
Truist Bank
4.14%, 01/27/2029	1,300,000	1,293,026
Wells Fargo & Co.
4.18%, 01/23/2030	1,641,000	1,626,461
4.97%, 04/23/2029	2,350,000	2,370,376
5.61%, 04/23/2036	170,000	173,966
6.30%, 10/23/2029	250,000	260,373
Zions Bancorp NA
4.48%, 02/09/2029	1,875,000	1,860,999
		29,922,944
Biotechnology — 0.7%
Amgen, Inc.
5.25%, 03/02/2033	2,010,000	2,062,718
Royalty Pharma PLC
4.45%, 03/25/2031	1,619,000	1,597,565
		3,660,283
Diversified Financial Services — 1.7%
Capital One Financial Corp.
2.36%, 07/29/2032	1,285,000	1,107,785
7.62%, 10/30/2031	3,845,000	4,246,790
Charles Schwab Corp.
4.00%, 06/01/2026(1)	1,670,000	1,658,639
Jefferies Financial Group, Inc.
5.50%, 02/15/2036	1,125,000	1,079,768
Takeoff Merger Sub, Inc.
4.85%, 03/24/2031*	895,000	883,808
		8,976,790
Electric — 2.9%
Black Hills Corp.
4.55%, 01/31/2031	3,638,000	3,598,917
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consumers Energy Co.
4.50%, 01/15/2031	$3,153,000	$3,156,861
Duke Energy Florida LLC
4.20%, 12/01/2030	567,000	560,775
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	1,020,000	1,024,706
Jersey Central Power & Light Co.
4.40%, 01/15/2031*	2,517,000	2,480,225
Oncor Electric Delivery Co. LLC
4.30%, 05/15/2028	2,000,000	1,999,489
Wisconsin Electric Power Co.
4.15%, 10/15/2030	1,887,000	1,861,692
		14,682,665
Healthcare-Products — 0.8%
Abbott Laboratories
4.00%, 03/15/2031	2,125,000	2,091,336
Augusta SpinCo Corp.
4.95%, 03/23/2033	1,900,000	1,893,427
		3,984,763
Healthcare-Services — 0.4%
HCA, Inc.
5.25%, 03/01/2030	2,210,000	2,255,249
Insurance — 1.0%
Allianz SE
6.35%, 09/06/2053*	800,000	832,894
Fortitude Global Funding
4.63%, 10/06/2028*	1,177,000	1,165,052
GA Global Funding Trust
5.20%, 12/09/2031*	1,395,000	1,366,524
Loews Corp.
4.94%, 04/01/2036	525,000	513,769
MetLife, Inc.
6.40%, 12/15/2066	1,075,000	1,097,616
		4,975,855
Internet — 0.7%
Alphabet, Inc.
4.40%, 02/15/2033	975,000	962,856
4.80%, 02/15/2036	675,000	672,109
Amazon.com, Inc.
4.55%, 03/13/2033	635,000	628,888
Meta Platforms, Inc.
4.60%, 11/15/2032	1,140,000	1,128,816
		3,392,669
Investment Companies — 0.6%
Goldman Sachs Private Credit Corp.
5.05%, 02/23/2028*	825,000	812,412
HPS Corp. Lending Fund
4.90%, 09/11/2028*	685,000	667,323
North Haven Private Income Fund LLC
5.13%, 09/25/2028*	1,387,000	1,350,728
		2,830,463
Mining — 0.4%
Glencore Funding LLC
5.20%, 07/01/2033*	1,900,000	1,902,269
Miscellaneous Manufacturing — 0.5%
Eaton Corp.
4.20%, 03/06/2031	1,845,000	1,818,306

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing (continued)
Textron, Inc.
4.95%, 03/15/2036	$809,000	$786,542
		2,604,848
Oil & Gas — 0.5%
EOG Resources, Inc.
4.40%, 01/15/2031	2,782,000	2,762,182
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.13%, 03/15/2031	2,280,000	2,246,915
CVS Health Corp.
5.13%, 02/21/2030	1,325,000	1,343,581
5.25%, 02/21/2033	805,000	814,198
		4,404,694
Pipelines — 0.2%
Targa Resources Corp.
4.35%, 01/15/2029	186,000	185,221
Western Midstream Operating LP
4.80%, 03/01/2031	1,047,000	1,035,702
		1,220,923
REITS — 0.8%
Equinix Asia Financing Corp. Pte, Ltd.
4.40%, 03/15/2031	975,000	954,423
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.00%, 07/15/2031*	1,370,000	1,416,205
Prologis Targeted US Logistics Fund LP
4.63%, 03/15/2033*	1,855,000	1,803,933
		4,174,561
Retail — 0.4%
Lowe's Cos, Inc.
4.25%, 03/15/2031	1,967,000	1,930,485
Semiconductors — 0.4%
Intel Corp.
2.45%, 11/15/2029	2,070,000	1,923,265
Software — 0.9%
Oracle Corp.
4.45%, 09/26/2030	3,385,000	3,262,061
Salesforce, Inc.
4.90%, 09/15/2031	890,000	888,739
5.20%, 03/15/2033	580,000	579,010
		4,729,810
Total Corporate Bonds & Notes (cost $102,670,776)		101,624,582
ASSET BACKED SECURITIES — 5.8%
Home Equity — 3.0%
EFMT
Series 2025-CES1, Class A1B 5.88%, 01/25/2060*(2)	1,309,100	1,316,479
Ellington Financial Mtg. Trust
Series 2026-CES1, Class A1B 5.12%, 12/25/2060*(2)	2,334,999	2,317,970
JPMorgan Mtg. Trust
Series 2026-CES1, Class A2 5.18%, 06/25/2056*(2)	2,825,000	2,801,090
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
RCKT Mtg. Trust
Series 2024-CES6, Class A1B 5.55%, 09/25/2044*(2)	$1,378,855	$1,381,516
Santander Mtg. Asset Receivable Trust
Series 2026-CES1, Class A1A 4.88%, 01/25/2056*(2)	1,966,134	1,951,129
Series 2026-CES1, Class A1B 4.98%, 01/25/2056*(2)	3,111,408	3,084,118
Series 2025-CES1, Class A1A 5.04%, 09/25/2055*(2)	2,240,543	2,230,333
		15,082,635
Other Asset Backed Securities — 2.8%
Flexential Issuer LLC
Series 2026-4A, Class A2 6.00%, 03/25/2061*	1,292,000	1,261,602
Instar Leasing V LLC
Series 2026-1A, Class A 5.25%, 04/17/2056*	1,295,000	1,294,024
MetroNet Infrastructure Issuer LLC
Series 2026-1A, Class A2 5.27%, 04/20/2056*	1,507,259	1,507,919
RNL PH Owner LLC
Series 2026-1A, Class A 4.91%, 03/20/2056*	1,135,282	1,117,456
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,168,640
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	169,343	168,075
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2 5.00%, 03/27/2056*	1,768,061	1,701,233
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	731,737	738,094
SVC ABS LLC
Series 2026-1A, Class A 5.16%, 03/20/2056*	1,160,527	1,150,385
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	808,697
VB-S1 Issuer LLC
Series 2026-1A, Class C2 4.69%, 03/15/2056*	2,163,000	2,125,245
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,287,150	1,307,017
		14,348,387
Total Asset Backed Securities (cost $29,572,172)		29,431,022
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.5%
Commercial and Residential — 13.5%
BANK VRS
Series 2020-BN29, Class XA 1.30%, 11/15/2053(3)(4)	6,827,033	327,726
BANK5 VRS
Series 2026-5YR21, Class AS 5.84%, 04/15/2059(4)	2,031,000	2,093,131

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	$1,090,000	$1,133,830
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	552,920
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(4)	1,886,000	1,961,173
Series 2023-V4, Class B 7.46%, 11/15/2056(4)	1,449,000	1,521,346
BFLD Trust VRS
Series 2025-FPM, Class A 4.68%, 10/10/2040*(4)	2,240,000	2,247,778
BMO Mtg. Trust VRS
Series 2023-5C2, Class B 7.24%, 11/15/2056(4)	2,176,000	2,270,991
BPR Commercial Mtg. Trust VRS
Series 2025-STAR, Class B 5.02%, 11/05/2042*(4)	1,521,000	1,511,190
Bravo Residential Funding Trust
Series 2025-NQM9, Class A3 5.55%, 09/25/2065*(2)	1,667,158	1,664,785
Chase Home Lending Mtg. Trust VRS
Series 2024-9, Class A4 5.50%, 09/25/2055*(4)	639,546	639,935
Series 2024-9, Class A6 5.50%, 09/25/2055*(4)	114,759	114,483
Series 2025-9, Class A4A 5.50%, 06/25/2056*(4)	2,090,171	2,091,706
Series 2025-10, Class A4A 5.50%, 07/25/2056*(4)	1,523,911	1,525,180
Series 2024-2, Class A4A 6.00%, 02/25/2055*(4)	417,327	418,874
Series 2024-10, Class A4 6.00%, 10/25/2055*(4)	698,020	700,726
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2024-CMI1, Class A11 5.50%, 06/25/2054*(4)	1,074,069	1,074,836
Cross Mtg. Trust
Series 2025-H5, Class A2 5.76%, 07/25/2070*(2)	1,873,952	1,880,005
CSTL Commercial Mtg. Trust VRS
Series 2026-GATE3, Class B 4.94%, 02/10/2043*(4)	2,166,000	2,133,902
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,930,555
GCAT Trust VRS
Series 2024-INV3, Class A6 5.50%, 09/25/2054*(4)	654,963	655,679
GGP Trust VRS
Series 2026-TY, Class B 4.89%, 03/05/2043*(4)	1,729,000	1,696,500
HOMES Trust VRS
Series 2025-AFC3, Class A1 4.93%, 08/25/2060*(4)	1,166,825	1,162,756
JPMorgan Mtg. Trust
Series 2025-7MPR, Class A1D 5.32%, 02/25/2056*(2)	1,087,131	1,083,708
Series 2025-NQM3, Class A1B 5.50%, 11/25/2065*(2)	2,286,424	2,290,010
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMorgan Mtg. Trust VRS
Series 2026-ACES1, Class A2 5.16%, 04/25/2066*(4)	$2,279,000	$2,256,064
Series 2024-9, Class A6 5.50%, 02/25/2055*(4)	165,072	164,649
Series 2024-10, Class A4 5.50%, 03/25/2055*(4)	767,476	768,226
Series 2024-10, Class A6 5.50%, 03/25/2055*(4)	410,307	410,060
Series 2024-6, Class A6 6.00%, 12/25/2054*(4)	76,689	76,482
Series 2024-INV1, Class A4 6.00%, 04/25/2055*(4)	792,814	795,645
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-SPL1, Class A2 4.25%, 02/25/2065*(2)	771,008	745,757
Series 2025-NQM10, Class A1LC 5.24%, 11/25/2070*(2)	3,050,000	3,037,015
New Residential Mtg. Loan Trust
Series 2025-NQM7, Class A1LC 5.16%, 10/26/2065*(2)	1,300,000	1,295,836
OBX Trust
Series 2025-NQM16, Class A1B 4.91%, 08/25/2065*(2)	2,557,071	2,540,024
Series 2025-NQM15, Class A1B 5.14%, 07/27/2065*(2)	1,787,366	1,781,859
OBX Trust VRS
Series 2024-J1, Class A5 5.50%, 09/25/2054*(4)	379,402	379,607
PMT Loan Trust VRS
Series 2025-J2, Class A9 5.50%, 08/25/2056*(4)	2,045,935	2,045,038
Series 2025-J3, Class A8 5.50%, 11/27/2056*(4)	1,161,114	1,162,125
Provident Funding Mtg. Trust VRS
Series 2024-1, Class A3 5.50%, 12/25/2054*(4)	1,522,963	1,523,876
Rate Mtg. Trust VRS
Series 2024-J3, Class A8 5.50%, 10/25/2054*(4)	168,302	168,153
Santander Mtg. Asset Receivable Trust
Series 2026-NQM2, Class A3 5.11%, 01/25/2066*(2)	2,764,266	2,734,307
Santander Mtg. Asset Receivable Trust VRS
Series 2026-NQM2, Class A1 4.70%, 01/25/2066*(4)	1,423,361	1,407,740
Series 2026-NQM1, Class A1 4.95%, 11/25/2065*(4)	1,470,485	1,460,931
Sequoia Mtg. Trust VRS
Series 2025-11, Class A5 5.00%, 11/25/2055*(4)	2,142,487	2,124,847
Series 2024-9, Class A5 5.50%, 10/25/2054*(4)	501,529	501,797
Series 2024-10, Class A11 5.50%, 11/25/2054*(4)	316,191	315,809
Series 2024-10, Class A5 5.50%, 11/25/2054*(4)	409,232	409,602
Series 2025-6, Class A5 5.50%, 07/25/2055*(4)	1,124,652	1,125,267
Series 2025-8, Class A4 5.50%, 09/25/2055*(4)	1,176,255	1,177,048
Series 2024-6, Class A11 6.00%, 07/27/2054*(4)	171,355	171,334

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(4)		$213,693	$209,949
Verus Securitization Trust
Series 2025-7, Class A1B 5.13%, 08/25/2070*(2)		2,920,096	2,911,985
Total Collateralized Mortgage Obligations (cost $69,899,985)			69,384,757
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.8%
U.S. Government — 50.6%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(5)		1,688,136	875,793
0.25%, 02/15/2050(5)		6,829,465	3,863,376
0.63%, 02/15/2043(5)		9,661,172	7,114,247
0.75%, 02/15/2042 to 02/15/2045(5)		23,098,380	17,003,673
0.88%, 02/15/2047(5)		13,546,498	9,604,260
1.00%, 02/15/2046 to 02/15/2049(5)		26,968,089	19,582,394
1.38%, 02/15/2044(5)		7,674,755	6,338,946
1.50%, 02/15/2053(5)		4,430,943	3,395,209
2.13%, 02/15/2041 to 02/15/2054(5)		7,361,060	7,076,038
United States Treasury Notes TIPS
0.13%, 07/15/2030 to 07/15/2031(5)		25,134,120	23,618,297
0.25%, 07/15/2029(5)(6)(7)		4,894,852	4,760,142
0.63%, 07/15/2032(5)		26,303,785	24,816,021
0.88%, 01/15/2029(5)(6)(7)		7,083,780	7,031,298
1.13%, 01/15/2033(5)		11,092,383	10,682,899
1.38%, 07/15/2033(5)		13,010,341	12,717,013
1.63%, 10/15/2029(5)		2,067,100	2,099,557
1.75%, 01/15/2034(5)		1,428,273	1,422,168
1.88%, 07/15/2034 to 01/15/2036(5)		96,887,150	96,692,166
2.13%, 01/15/2035(5)		886,230	901,171
			259,594,668
U.S. Government Agency — 4.2%
Federal Home Loan Mtg. Corp.
4.00%, 11/01/2052		2,979,111	2,837,136
5.00%, 06/01/2053		3,017,587	2,991,637
5.50%, 10/01/2054		3,362,733	3,392,520
Government National Mtg. Assoc.
4.00%, 04/20/2054		5,716,149	5,369,563
5.00%, 08/20/2053		7,169,877	7,130,550
			21,721,406
Total U.S. Government & Agency Obligations (cost $314,554,402)			281,316,074
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
Sovereign — 3.7%
Commonwealth of Australia
1.00%, 12/21/2030	AUD	5,000,000	2,916,488
1.00%, 11/21/2031	AUD	7,000,000	3,946,067
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
1.50%, 06/21/2031	AUD	6,000,000	$3,531,414
1.75%, 11/21/2032	AUD	5,400,000	3,085,278
Eagle Funding Luxco SARL
5.50%, 08/17/2030*		$816,000	820,284
Government of New Zealand
4.25%, 05/15/2036	NZD	6,350,000	3,506,240
Kingdom of Saudi Arabia
4.88%, 01/12/2036*		1,350,000	1,314,549
Total Foreign Government Obligations (cost $19,112,185)			19,120,320
Total Long-Term Investment Securities (cost $535,809,520)			500,876,755
SHORT-TERM INVESTMENTS — 3.9%
Unaffiliated Investment Companies — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(8) (cost $19,743,106)		19,743,106	19,743,106
TOTAL INVESTMENTS (cost $555,552,626)(9)		101.5%	520,619,861
Other assets less liabilities		(1.5)	(7,465,348)
NET ASSETS		100.0%	$513,154,513

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Managed Portfolio has no right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $106,694,440 representing 20.8% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2026.
(3)	Interest Only
(4)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of March 31, 2026.
(9)	See Note 4 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security

AUD—Australian Dollar
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$116	$68,675	$68,791
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	154	343,977	344,131
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	363	(70,264)	(69,901)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	427	(84,804)	(84,377)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	212	289,708	289,920

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Inflation Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 2.438%	12-Month USA CPI	Maturity	Maturity	Feb 2030	$319	$196,506	$196,825
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	374	(1,679)	(1,305)
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	377	17,387	17,764
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	350	(5,145)	(4,795)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	413	(55,752)	(55,339)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	303,449	304,061
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	406	3,424	3,830
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	368	43,884	44,252
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	384	124,901	125,285
Centrally Cleared	12,000,000	USD	Fixed 2.446	12-Month USA CPI	Maturity	Maturity	Oct 2029	404	111,756	112,160
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	366	8,777	9,143
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	366	8,777	9,143
Centrally Cleared	10,700,000	USD	Fixed 2.562	12-Month USA CPI	Maturity	Maturity	Feb 2030	435	28,836	29,271
Centrally Cleared	3,000,000	USD	Fixed 2.420	12-Month USA CPI	Maturity	Maturity	May 2032	456	9,191	9,647
Centrally Cleared	2,400,000	USD	Fixed 2.575	12-Month USA CPI	Maturity	Maturity	Aug 2035	491	(26,230)	(25,739)
Centrally Cleared	4,100,000	USD	Fixed 2.599	12-Month USA CPI	Maturity	Maturity	Sep 2035	513	(57,458)	(56,945)
Centrally Cleared	4,000,000	USD	Fixed 2.532	12-Month USA CPI	Maturity	Maturity	Nov 2030	482	(1,747)	(1,265)
Centrally Cleared	7,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	Nov 2035	552	(44,591)	(44,039)
Centrally Cleared	1,750,000	USD	Fixed 2.397	12-Month USA CPI	Maturity	Maturity	Mar 2033	512	6,475	6,987
Centrally Cleared	5,000,000	USD	Fixed 2.367	12-Month USA CPI	Maturity	Maturity	Feb 2031	530	35,799	36,329
Centrally Cleared	15,000,000	USD	Fixed 2.480	12-Month USA CPI	Maturity	Maturity	Feb 2028	510	97,336	97,846
Centrally Cleared	2,000,000	USD	Fixed 2.528	12-Month USA CPI	Maturity	Maturity	Mar 2031	510	(542)	(32)
Centrally Cleared	4,000,000	USD	Fixed 2.424	12-Month USA CPI	Maturity	Maturity	Mar 2031	524	18,961	19,485
								$11,526	$1,369,607	$1,381,133
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
79	Long	U.S. Treasury 2 Year Notes	June 2026	$16,346,365	$16,388,180	$41,815
47	Short	U.S. Treasury 10 Year Notes	June 2026	5,219,658	5,219,203	455
78	Short	U.S. Treasury Long Bonds	June 2026	9,113,285	8,882,250	231,035
						$273,305

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	19,269,889	USD	13,724,428	06/17/2026	$443,925	$—
	GBP	4,013,930	USD	5,401,878	06/17/2026	90,235	—
						534,160	—
Goldman Sachs & Co. LLC	NZD	6,128,953	USD	3,659,843	06/17/2026	128,428	—
Morgan Stanley & Co., Inc.	USD	5,371,974	GBP	4,013,930	06/17/2026	—	(60,331)
	USD	62,681	NZD	107,188	06/17/2026	—	(920)
						—	(61,251)
Unrealized Appreciation (Depreciation)						$662,588	$(61,251)

AUD—Australian Dollar
GBP—British Pound
NZD—New Zealand Dollar
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$101,624,582	$—	$101,624,582
Asset Backed Securities	—	29,431,022	—	29,431,022
Collateralized Mortgage Obligations	—	69,384,757	—	69,384,757
U.S. Government & Agency Obligations	—	281,316,074	—	281,316,074
Foreign Government Obligations	—	19,120,320	—	19,120,320
Short-Term Investments	19,743,106	—	—	19,743,106
Total Investments at Value	$19,743,106	$500,876,755	$—	$520,619,861
Other Financial Instruments:†
Swaps	$—	$1,717,819	$—	$1,717,819
Futures Contracts	273,305	—	—	273,305
Forward Foreign Currency Contracts	—	662,588	—	662,588
Total Other Financial Instruments	$273,305	$2,380,407	$—	$2,653,712
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$348,212	$—	$348,212
Forward Foreign Currency Contracts	—	61,251	—	61,251
Total Other Financial Instruments	$—	$409,463	$—	$409,463

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Aerospace/Defense — 5.5%
Boeing Co.†	46,220	$9,199,167
RTX Corp.	39,817	7,680,699
		16,879,866
Agriculture — 2.9%
Philip Morris International, Inc.	53,483	8,842,879
Airlines — 2.1%
Southwest Airlines Co.	169,403	6,364,471
Banks — 13.0%
Bank of America Corp.	160,555	7,827,056
Citigroup, Inc.	69,716	7,906,492
JPMorgan Chase & Co.	24,050	7,074,548
Morgan Stanley	54,395	8,951,785
Wells Fargo & Co.	102,832	8,186,455
		39,946,336
Beverages — 3.8%
Constellation Brands, Inc., Class A	78,086	11,712,900
Computers — 3.2%
EPAM Systems, Inc.†	73,560	9,960,024
Diversified Financial Services — 1.6%
Capital One Financial Corp.	26,391	4,814,510
Electric — 6.1%
AES Corp.	669,170	9,428,605
PG&E Corp.	538,455	9,460,655
		18,889,260
Healthcare-Services — 6.7%
Centene Corp.†	184,798	6,050,287
Cigna Group	31,157	8,311,130
Tenet Healthcare Corp.†	33,499	6,321,596
		20,683,013
Insurance — 2.1%
MetLife, Inc.	92,853	6,566,564
Internet — 1.6%
Alphabet, Inc., Class A	17,085	4,912,963
Machinery-Construction & Mining — 2.0%
Caterpillar, Inc.	8,762	6,207,526
Mining — 5.8%
Barrick Mining Corp.	174,631	7,123,198
Freeport-McMoRan, Inc.	181,442	10,665,161
		17,788,359
Oil & Gas — 4.8%
Chevron Corp.	35,841	7,415,503
Marathon Petroleum Corp.	30,710	7,498,768
		14,914,271
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 2.7%
TechnipFMC PLC	119,177	$8,238,706
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	128,561	7,797,225
CVS Health Corp.	135,009	9,696,346
		17,493,571
Pipelines — 2.7%
Williams Cos., Inc.	114,676	8,346,119
REITS — 3.6%
American Tower Corp.	63,788	11,008,533
Retail — 3.4%
Lowe's Cos., Inc.	43,996	10,395,375
Semiconductors — 4.3%
Applied Materials, Inc.	25,816	8,823,651
Broadcom, Inc.	14,754	4,566,510
		13,390,161
Software — 4.2%
Salesforce, Inc.	59,961	11,192,920
Teradata Corp.†	66,826	1,712,750
		12,905,670
Telecommunications — 7.1%
Corning, Inc.	62,088	8,442,106
Verizon Communications, Inc.	265,921	13,349,234
		21,791,340
Transportation — 2.5%
CSX Corp.	185,546	7,616,663
Total Long-Term Investment Securities (cost $230,557,833)		299,669,080
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 03/31/2026, to be repurchased 04/01/2026 in the amount of $6,623,946 and collateralized by $13,751,200 of United States Treasury Bonds, bearing interest at 1.38% due 08/15/2050 and having an approximate value of $6,756,246 (cost $6,623,751)	$6,623,751	6,623,751
TOTAL INVESTMENTS (cost $237,181,584)(1)	99.6%	306,292,831
Other assets less liabilities	0.4	1,294,964
NET ASSETS	100.0%	$307,587,795

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$299,669,080	$—	$—	$299,669,080
Repurchase Agreements	—	6,623,751	—	6,623,751
Total Investments at Value	$299,669,080	$6,623,751	$—	$306,292,831

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.4%
Aerospace/Defense — 1.9%
AeroVironment, Inc.†	17	$3,112
Airbus SE	1,848	347,101
Astronics Corp.†	454	30,295
Boeing Co.†	507	100,908
Curtiss-Wright Corp.	173	117,834
Embraer SA	2,600	38,625
Firefly Aerospace, Inc.†	896	25,509
General Dynamics Corp.	1,063	364,843
General Electric Co.	1,849	524,691
Hanwha Aerospace Co., Ltd.	54	44,001
Joby Aviation, Inc.†	2,571	21,236
Kratos Defense & Security Solutions, Inc.†	94	6,628
Leonardo DRS, Inc.	2,513	111,879
Leonardo SpA	609	40,905
Lockheed Martin Corp.	2,562	1,548,447
Moog, Inc., Class A	41	11,998
Northrop Grumman Corp.	207	141,224
RTX Corp.	712	137,345
Thales SA	816	239,584
		3,856,165
Agriculture — 0.8%
Andersons, Inc.	145	10,408
Archer-Daniels-Midland Co.	1,737	126,263
Dole PLC	1,554	22,207
Imperial Brands PLC	7,312	297,594
Philip Morris International, Inc.	6,853	1,133,075
		1,589,547
Airlines — 0.5%
Delta Air Lines, Inc.	1,983	131,830
International Consolidated Airlines Group SA	41,394	197,835
Qantas Airways, Ltd.	34,596	203,187
Ryanair Holdings PLC	7,424	210,325
SkyWest, Inc.†	498	45,731
Sun Country Airlines Holdings, Inc.†	793	13,100
United Airlines Holdings, Inc.†	1,210	111,405
		913,413
Apparel — 0.2%
Asics Corp.	3,900	103,706
Carter's, Inc.	887	31,719
Hermes International S.C.A.	72	137,513
LVMH Moet Hennessy Louis Vuitton SE	35	19,455
Tapestry, Inc.	898	126,717
		419,110
Auto Manufacturers — 1.4%
Blue Bird Corp.†	776	44,069
Cummins, Inc.	288	154,950
Ford Motor Co.	9,633	111,165
General Motors Co.	1,556	115,922
Kia Corp.	784	75,462
Mahindra & Mahindra, Ltd.	4,894	158,628
PACCAR, Inc.	972	112,266
Subaru Corp.	3,500	55,913
Tesla, Inc.†	5,205	1,934,959
Toyota Motor Corp.	3,100	64,261
		2,827,595
Auto Parts & Equipment — 0.3%
Adient PLC†	736	14,875
Aisin Corp.	11,900	164,728
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Allison Transmission Holdings, Inc.	1,002	$117,294
BorgWarner, Inc.	2,261	122,682
Contemporary Amperex Technology Co., Ltd.	500	39,504
Dana, Inc.	1,452	48,860
Gentherm, Inc.†	256	7,112
Microvast Holdings, Inc.†	3,539	5,309
Sumitomo Electric Industries, Ltd.	1,000	55,995
Visteon Corp.	430	39,177
		615,536
Banks — 6.9%
Abu Dhabi Islamic Bank PJSC	14,656	82,901
AIB Group PLC	14,700	156,348
Amalgamated Financial Corp.	488	18,969
Ameris Bancorp	105	8,189
Associated Banc-Corp.	289	7,474
Banco Bilbao Vizcaya Argentaria SA	12,085	263,771
Banco de Sabadell SA	16,973	61,023
Banco Santander SA	45,695	517,054
Bank Central Asia Tbk PT	158,800	60,755
Bank Hapoalim BM	9,968	233,315
Bank Leumi Le-Israel BM	14,028	312,618
Bank of America Corp.	7,226	352,267
Bank of China, Ltd.	377,000	242,664
Bank of Hawaii Corp.	274	20,344
Bank of N.T. Butterfield & Son, Ltd.	466	24,456
Bank of New York Mellon Corp.	1,130	134,052
Banner Corp.	135	8,192
Barclays PLC	67,344	354,866
BNP Paribas SA	926	88,212
BOC Hong Kong Holdings, Ltd.	8,500	46,836
CaixaBank SA	2,733	32,792
Cathay General Bancorp	823	41,035
Central Pacific Financial Corp.	455	14,542
Citigroup, Inc.	16,111	1,827,148
Citizens Financial Group, Inc.	1,938	116,222
Credit Agricole SA	3,656	68,634
Customers Bancorp, Inc.†	568	39,425
Danske Bank A/S	3,977	193,076
Enterprise Financial Services Corp.	387	20,941
Erste Group Bank AG	1,575	170,188
Financial Institutions, Inc.	252	7,991
First BanCorp Puerto Rico	1,930	41,225
First Financial Corp.	114	7,205
First Horizon Corp.	5,132	116,804
First Merchants Corp.	93	3,602
FirstRand, Ltd.	23,157	118,365
Goldman Sachs Group, Inc.	2,076	1,756,275
Grupo Financiero Banorte SAB de CV, Class O	9,366	103,709
Hancock Whitney Corp.	542	34,466
Hanmi Financial Corp.	458	12,073
Heritage Commerce Corp.	704	8,786
Hilltop Holdings, Inc.	841	30,125
Hope Bancorp, Inc.	1,007	11,248
HSBC Holdings PLC (LSE)	40,386	660,845
HSBC Holdings PLC (SEHK)	3,200	52,521
ICICI Bank, Ltd.	14,235	186,223
Independent Bank Corp.	300	9,990
Intesa Sanpaolo SpA	29,853	181,468
Itau Unibanco Holding SA (Preference Shares)	25,832	216,835
JPMorgan Chase & Co.	590	173,554
Lloyds Banking Group PLC	293,629	362,912
Mercantile Bank Corp.	148	7,474

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Metropolitan Bank Holding Corp.	110	$9,162
Mitsubishi UFJ Financial Group, Inc.	17,100	288,916
Morgan Stanley	786	129,352
National Bank Holdings Corp., Class A	721	28,234
National Bank of Greece SA	5,142	79,696
NatWest Group PLC	43,436	322,297
Northern Trust Corp.	903	126,032
Northrim BanCorp, Inc.	326	7,459
NU Holdings, Ltd., Class A†	5,149	73,991
OFG Bancorp	553	22,374
Origin Bancorp, Inc.	204	8,458
OTP Bank Nyrt	1,134	122,277
PNC Financial Services Group, Inc.	569	118,403
Popular, Inc.	896	120,216
Preferred Bank	92	8,343
Shore Bancshares, Inc.	411	7,677
Simmons First National Corp., Class A	913	17,758
SmartFinancial, Inc.	103	4,025
State Street Corp.	10,715	1,356,090
Third Coast Bancshares, Inc.†	183	6,923
Towne Bank	212	7,138
Trustmark Corp.	695	29,287
UBS Group AG	10,835	421,417
UniCredit SpA	4,637	334,130
United Community Banks, Inc.	255	8,030
Univest Financial Corp.	292	10,004
US Bancorp	2,454	127,633
Valley National Bancorp	669	8,215
Wells Fargo & Co.	1,814	144,413
Westamerica BanCorp	174	9,074
Zions Bancorp NA	2,101	121,060
		13,700,089
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	505	116,352
Carlsberg A/S, Class B	1,052	131,263
Coca-Cola Co.	1,700	129,285
Coca-Cola Consolidated, Inc.	574	110,059
Coca-Cola HBC AG	3,194	181,065
Monster Beverage Corp.†	8,707	630,909
PepsiCo., Inc.	4,111	638,397
		1,937,330
Biotechnology — 1.7%
ACADIA Pharmaceuticals, Inc.†	1,671	37,196
ADMA Biologics, Inc.†	464	4,180
Alnylam Pharmaceuticals, Inc.†	365	120,768
Amgen, Inc.	318	111,888
Amicus Therapeutics, Inc.†	556	8,040
AnaptysBio, Inc.†	632	35,051
Arrowhead Pharmaceuticals, Inc.†	962	60,317
BioCryst Pharmaceuticals, Inc.†	4,818	45,867
Capricor Therapeutics, Inc.†	328	9,971
Exelixis, Inc.†	12,225	524,330
Genmab A/S†	116	31,037
ImmunityBio, Inc.†	5,288	40,559
Incyte Corp.†	8,081	760,584
Inhibrx Biosciences, Inc.†	476	32,002
Insmed, Inc.†	835	136,539
Kodiak Sciences, Inc.†	304	11,588
Maze Therapeutics, Inc.†	783	23,373
Mineralys Therapeutics, Inc.†	873	23,650
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Monte Rosa Therapeutics, Inc.†	1,796	$29,544
Olema Pharmaceuticals, Inc.†	458	6,829
Praxis Precision Medicines, Inc.†	27	8,699
Precigen, Inc.†	7,350	28,445
PTC Therapeutics, Inc.†	108	7,358
Puma Biotechnology, Inc.†	1,537	9,821
Regeneron Pharmaceuticals, Inc.	1,448	1,118,783
Rigel Pharmaceuticals, Inc.†	260	7,030
Stoke Therapeutics, Inc.†	1,081	35,197
Tango Therapeutics, Inc.†	1,042	21,799
Travere Therapeutics, Inc.†	1,222	36,306
Vertex Pharmaceuticals, Inc.†	265	118,333
Zymeworks, Inc.†	505	12,645
		3,457,729
Building Materials — 0.5%
NWPX Infrastructure, Inc. †	97	7,553
Apogee Enterprises, Inc.	208	6,976
Cie de Saint-Gobain SA	1,264	104,021
Gibraltar Industries, Inc.†	182	7,256
Holcim AG	3,353	278,242
Mitsubishi Electric Corp.	10,600	346,169
Modine Manufacturing Co.†	37	8,018
SPX Technologies, Inc.†	41	8,198
Trane Technologies PLC	298	124,189
UFP Industries, Inc.	486	44,770
UltraTech Cement, Ltd.	715	81,964
		1,017,356
Chemicals — 1.2%
Air Liquide SA	901	185,606
Asahi Kasei Corp.	3,000	29,050
Axalta Coating Systems, Ltd.†	4,126	114,290
Balchem Corp.	204	34,574
Cabot Corp.	122	9,188
CF Industries Holdings, Inc.	7,045	914,723
DuPont de Nemours, Inc.	1,294	59,265
Ecolab, Inc.	447	118,911
Ingevity Corp.†	157	11,183
Innospec, Inc.	217	15,845
Intrepid Potash, Inc.†	293	12,532
Linde PLC	273	135,343
Mativ Holdings, Inc.	820	7,134
Minerals Technologies, Inc.	495	35,105
NewMarket Corp.	184	117,935
Perimeter Solutions, Inc.†	1,664	40,635
PPG Industries, Inc.	1,062	113,507
Rayonier Advanced Materials, Inc.†	1,189	13,162
Sasol, Ltd.†	1,759	23,446
Sherwin-Williams Co.	346	110,910
Solstice Advanced Materials, Inc.	2,640	201,062
		2,303,406
Coal — 0.0%
Alpha Metallurgical Resources, Inc.†	49	10,058
Peabody Energy Corp.(1)	1,573	51,830
SunCoke Energy, Inc.	1,260	8,203
		70,091
Commercial Services — 0.6%
ADT, Inc.	17,869	117,399
Alarm.com Holdings, Inc.†	158	6,824
AMN Healthcare Services, Inc.(1)	1,330	24,392
Arlo Technologies, Inc.†	1,275	18,143

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Automatic Data Processing, Inc.	655	$133,083
Brink's Co.	419	43,421
Cimpress PLC†	104	7,592
CoreCivic, Inc.†	401	7,583
Coursera, Inc.†	6,038	35,141
Cross Country Healthcare, Inc.†	384	3,610
International Container Terminal Services, Inc.	13,670	156,768
Korn Ferry	312	19,640
Laureate Education, Inc.†	1,444	50,309
Legalzoom.com, Inc.†	3,367	19,091
NPK International, Inc.†	578	8,375
Paylocity Holding Corp.†	974	105,231
Payoneer Global, Inc.†	1,584	7,651
PayPal Holdings, Inc.	2,492	112,713
Perdoceo Education Corp.	243	9,042
PROG Holdings, Inc.	731	20,972
Recruit Holdings Co., Ltd.	4,400	190,348
StoneCo., Ltd., Class A†	2,079	29,356
TAL Education Group ADR†	4,748	53,985
Udemy, Inc.†	3,418	15,791
Verisk Analytics, Inc.	534	101,327
		1,297,787
Computers — 4.8%
Everpure, Inc., Class A†	1,922	113,475
Apple, Inc.	33,233	8,434,203
Asia Vital Components Co., Ltd.	2,000	129,216
Crowdstrike Holdings, Inc., Class A†	262	102,287
Fortinet, Inc.†	768	62,761
Fujitsu, Ltd.	1,600	32,516
Insight Enterprises, Inc.†	94	6,299
Leidos Holdings, Inc.	658	102,332
Maximus, Inc.	100	6,410
NEC Corp.	5,200	129,551
NetScout Systems, Inc.†	307	9,760
OneSpan, Inc.	681	7,171
Rapid7, Inc.†	1,834	10,105
Rigetti Computing, Inc.†	219	3,075
Rubrik, Inc., Class A†	2,048	100,291
Sandisk Corp.†	257	163,282
V2X, Inc.†	246	16,851
Wistron Corp.	13,000	50,685
		9,480,270
Cosmetics/Personal Care — 1.0%
APR Corp.	334	74,826
Colgate-Palmolive Co.	15,989	1,362,742
Procter & Gamble Co.	4,115	594,371
		2,031,939
Distribution/Wholesale — 0.3%
Gold.com, Inc.	233	9,339
Bunzl PLC	939	28,132
G-III Apparel Group, Ltd.	362	10,028
Mitsubishi Corp.	2,400	82,419
Mitsui & Co., Ltd.	11,000	423,503
OPENLANE, Inc.†	296	8,628
Resideo Technologies, Inc.†	296	9,978
ScanSource, Inc.†	204	7,405
		579,432
Diversified Financial Services — 2.5%
AerCap Holdings NV	1,100	150,898
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Affiliated Managers Group, Inc.	411	$113,724
Ally Financial, Inc.	3,075	120,632
American Express Co.	388	117,362
Ameriprise Financial, Inc.	251	111,544
Bread Financial Holdings, Inc.	626	46,881
Capital One Financial Corp.	624	113,836
Charles Schwab Corp.	1,219	114,562
CME Group, Inc.	370	109,280
CTBC Financial Holding Co., Ltd.	90,000	146,308
Enova International, Inc.†	280	38,032
HDFC Asset Management Co., Ltd.*	3,388	81,849
Hong Kong Exchanges & Clearing, Ltd.	3,300	167,262
Interactive Brokers Group, Inc., Class A	1,755	117,708
Invesco, Ltd.	4,945	120,114
Janus Henderson Group PLC	2,280	117,124
KB Financial Group, Inc.	1,904	178,129
Korea Investment Holdings Co., Ltd.	316	43,175
LendingClub Corp.†	2,845	40,740
Mastercard, Inc., Class A	4,325	2,161,029
Nomura Holdings, Inc.	30,000	237,288
Pagseguro Digital, Ltd., Class A	4,062	40,701
PennyMac Financial Services, Inc.	182	15,907
Raymond James Financial, Inc.	349	50,532
Stifel Financial Corp.	1,600	118,272
StoneX Group, Inc.†	642	51,777
Synchrony Financial	1,755	119,375
Virtu Financial, Inc., Class A	2,855	125,563
Virtus Investment Partners, Inc.	117	15,719
		4,985,323
Electric — 1.7%
AES Corp.	8,405	118,426
Ameren Corp.	1,051	115,526
American Electric Power Co., Inc.	888	116,399
Avista Corp.	785	31,510
Black Hills Corp.	562	39,008
CMS Energy Corp.	1,518	117,766
Consolidated Edison, Inc.	1,044	118,160
Constellation Energy Corp.	368	102,764
DTE Energy Co.	780	114,052
Duke Energy Corp.	884	115,751
Edison International	2,156	157,776
Enel SpA	3,446	37,516
Engie SA	7,715	248,733
Eversource Energy	1,573	108,977
Exelon Corp.	2,372	116,275
Hawaiian Electric Industries, Inc.†	250	3,710
Kansai Electric Power Co., Inc.	14,700	242,130
Korea Electric Power Corp.	2,354	64,660
Northwestern Energy Group, Inc.	122	8,045
NRG Energy, Inc.	778	113,697
NTPC, Ltd.	42,349	168,740
Oklo, Inc.†	121	6,000
PG&E Corp.	7,643	134,288
Portland General Electric Co.	353	18,628
Public Service Enterprise Group, Inc.	1,470	118,997
RWE AG	5,503	366,521
Southern Co.	1,305	125,959
TXNM Energy, Inc.	137	8,009
Vistra Corp.	739	111,094
WEC Energy Group, Inc.	1,012	117,159
Xcel Energy, Inc.	1,419	112,725
		3,379,001

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.4%
ABB, Ltd.	5,624	$457,415
AMETEK, Inc.	546	117,040
EnerSys	320	55,590
Fujikura, Ltd.	1,200	32,651
GE Vernova T&D India, Ltd.	3,252	131,489
Harbin Electric Co., Ltd.	24,000	66,896
nLight, Inc.†	615	35,067
		896,148
Electronics — 0.7%
Advanced Energy Industries, Inc.	212	68,414
Allegion PLC	778	113,036
Allient, Inc.	332	19,618
Atmus Filtration Technologies, Inc.	848	48,141
Bizlink Holding, Inc.	2,000	112,063
Elite Material Co., Ltd.	1,000	83,718
ESCO Technologies, Inc.	52	14,631
Garmin, Ltd.	594	137,814
Honeywell International, Inc.	602	136,070
Hoya Corp.	2,000	344,992
Itron, Inc.†	456	40,871
Kimball Electronics, Inc.†	322	7,628
Mesa Laboratories, Inc.	284	25,111
Sanmina Corp.†	92	11,927
SCREEN Holdings Co., Ltd.	2,200	129,623
TTM Technologies, Inc.†	637	62,057
Vicor Corp.†	151	24,311
		1,380,025
Energy-Alternate Sources — 0.0%
Nextpower, Inc., Class A†	548	66,061
Engineering & Construction — 0.6%
ACS Actividades de Construccion y Servicios SA	2,435	301,313
Aena SME SA*	2,536	75,510
Argan, Inc.	116	63,179
Comfort Systems USA, Inc.	93	128,246
Dycom Industries, Inc.†	30	10,165
Frontdoor, Inc.†	150	7,929
Larsen & Toubro, Ltd.	3,083	114,985
Primoris Services Corp.	408	58,360
Sterling Infrastructure, Inc.†	167	68,014
Tutor Perini Corp.	609	47,009
Vinci SA	2,538	380,110
		1,254,820
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	6,271	199,257
Brightstar Lottery PLC	2,134	27,187
Cinemark Holdings, Inc.	487	13,890
Golden Entertainment, Inc.	280	7,473
Monarch Casino & Resort, Inc.	95	9,082
Red Rock Resorts, Inc., Class A	134	7,150
		264,039
Environmental Control — 0.2%
Pentair PLC	1,270	110,630
Republic Services, Inc.	508	111,262
Veralto Corp.	1,119	98,942
		320,834
Food — 0.6%
Ajinomoto Co., Inc.	2,700	75,704
Security Description	Shares or Principal Amount	Value

Food (continued)
Calavo Growers, Inc.	302	$7,789
Cal-Maine Foods, Inc.	455	36,013
Ingredion, Inc.	1,009	113,674
Koninklijke Ahold Delhaize NV	5,900	275,434
Mondelez International, Inc., Class A	1,998	115,165
Nestle SA	873	86,592
Seneca Foods Corp., Class A†	100	15,112
Simply Good Foods Co.†	246	3,530
Tesco PLC	3,659	23,071
Tyson Foods, Inc., Class A	951	60,931
United Natural Foods, Inc.†	281	12,662
WH Group, Ltd.*	238,000	313,609
		1,139,286
Food Service — 0.1%
Compass Group PLC	6,850	190,319
Forest Products & Paper — 0.0%
Sylvamo Corp.	171	7,223
Gas — 0.1%
National Fuel Gas Co.	1,420	133,423
New Jersey Resources Corp.	793	43,552
Northwest Natural Holding Co.	162	8,622
Spire, Inc.	101	9,144
		194,741
Hand/Machine Tools — 0.2%
Franklin Electric Co., Inc.	84	7,742
Kennametal, Inc.	259	9,358
Lincoln Electric Holdings, Inc.	510	127,031
NIDEC Corp.†	11,000	138,439
Schindler Holding AG (Participation Certificate)	527	173,552
		456,122
Healthcare-Products — 0.7%
10X Genomics, Inc., Class A†	1,922	40,804
Abbott Laboratories	1,068	109,651
AtriCure, Inc.†	254	7,246
Avanos Medical, Inc.†	578	8,098
Axogen, Inc.†	792	26,239
Boston Scientific Corp.†	1,641	102,973
Castle Biosciences, Inc.†	1,008	24,746
Edwards Lifesciences Corp.†	1,335	106,907
Glaukos Corp.†	248	26,700
Guardant Health, Inc.†	648	59,856
Haemonetics Corp.†	115	6,481
Hologic, Inc.	1,604	121,246
IDEXX Laboratories, Inc.†	193	108,445
Insulet Corp.†	494	103,661
Lantheus Holdings, Inc.†	614	46,572
LivaNova PLC†	478	30,382
Medtronic PLC	1,289	111,692
Natera, Inc.†	637	127,394
Novocure, Ltd.†	3,007	32,776
Olympus Corp.	9,900	94,252
Stryker Corp.	329	108,106
Varex Imaging Corp.†	659	6,992
		1,411,219
Healthcare-Services — 0.5%
Apollo Hospitals Enterprise, Ltd.	1,292	104,225
BioMerieux	334	35,568
Cigna Group	428	114,169
Fresenius SE & Co. KGaA	453	23,205

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
GeneDx Holdings Corp.†	84	$5,395
HCA Healthcare, Inc.	221	104,586
HealthEquity, Inc.†	94	7,856
Medpace Holdings, Inc.†	248	119,087
Select Medical Holdings Corp.	487	7,933
Teladoc Health, Inc.†	6,614	36,046
Tenet Healthcare Corp.†	495	93,412
UnitedHealth Group, Inc.	409	110,671
Universal Health Services, Inc., Class B	580	103,803
WuXi AppTec Co., Ltd.*	7,376	111,542
		977,498
Holding Companies-Diversified — 0.1%
Jardine Matheson Holdings, Ltd.	1,800	129,215
Home Builders — 0.2%
Hovnanian Enterprises, Inc., Class A†	79	8,762
KB Home	133	6,883
M/I Homes, Inc.†	260	31,837
Sekisui Chemical Co., Ltd.	3,900	65,021
Taylor Morrison Home Corp.†	703	40,943
Toll Brothers, Inc.	792	108,084
Tri Pointe Homes, Inc.†	1,005	46,963
		308,493
Home Furnishings — 0.1%
Daktronics, Inc.†	181	3,539
Sonos, Inc.†	2,910	38,994
Sony Group Corp.	3,500	72,192
		114,725
Household Products/Wares — 0.2%
Avery Dennison Corp.	666	115,005
Reckitt Benckiser Group PLC	3,553	241,116
Unilever Indonesia Tbk PT	180,300	19,397
		375,518
Insurance — 2.9%
Aditya Birla Capital, Ltd.†	33,547	108,781
Aflac, Inc.	1,061	116,402
Allianz SE	945	391,597
Allstate Corp.	552	114,452
American International Group, Inc.	1,598	120,249
AXA SA	747	34,247
Axis Capital Holdings, Ltd.	3,087	313,053
Berkshire Hathaway, Inc., Class B†	563	269,790
Brighthouse Financial, Inc.†	2,018	120,838
China Pacific Insurance Group Co., Ltd.	31,400	129,026
Chubb, Ltd.	378	123,202
CNO Financial Group, Inc.	1,037	42,579
Corebridge Financial, Inc.	4,617	110,162
Dai-ichi Life Holdings, Inc.	2,700	24,673
Equitable Holdings, Inc.	13,079	485,362
Essent Group, Ltd.	134	7,831
Everest Group, Ltd.	352	115,051
Fidelis Insurance Holdings, Ltd.	460	8,791
Genworth Financial, Inc.,†	4,921	39,958
Globe Life, Inc.	2,077	289,056
Hamilton Insurance Group, Ltd., Class B	1,383	41,255
Hanover Insurance Group, Inc.	664	115,104
Heritage Insurance Holdings, Inc.†	1,187	31,159
Horace Mann Educators Corp.	176	7,512
Jackson Financial, Inc., Class A	519	54,869
Security Description	Shares or Principal Amount	Value

Insurance (continued)
MetLife, Inc.	6,840	$483,725
MGIC Investment Corp.	4,394	115,342
Muenchener Rueckversicherungs-Gesellschaft AG	332	206,813
NMI Holdings, Inc.†	637	23,894
NN Group NV	4,111	321,568
Powszechny Zaklad Ubezpieczen SA	5,754	100,946
Primerica, Inc.	453	113,467
Progressive Corp.	568	112,600
Prudential Financial, Inc.	1,206	117,814
QBE Insurance Group, Ltd.	13,871	203,807
Reinsurance Group of America, Inc.	592	120,863
RenaissanceRe Holdings, Ltd.	440	130,781
SiriusPoint, Ltd.†	929	20,011
Talanx AG	1,072	130,461
Travelers Cos., Inc.	431	125,714
Unipol Assicurazioni SpA	2,583	60,466
Universal Insurance Holdings, Inc.	422	14,415
Unum Group	1,586	115,826
		5,733,512
Internet — 10.2%
Airbnb, Inc., Class A†	11,333	1,431,131
Alibaba Group Holding, Ltd.	21,700	341,613
Alphabet, Inc., Class A	19,854	5,709,216
Amazon.com, Inc.†	22,334	4,651,502
Booking Holdings, Inc.	64	269,460
Cargurus, Inc.†	1,033	35,174
Chewy, Inc., Class A†	4,603	124,281
DoorDash, Inc., Class A†	654	98,198
eBay, Inc.	1,278	116,324
Etsy, Inc.†	2,152	107,557
EverQuote, Inc., Class A†	1,152	17,764
fuboTV, Inc., Class A†	658	6,225
GoDaddy, Inc., Class A†	1,246	103,007
Grindr, Inc.†	622	7,520
HealthStream, Inc.	351	7,269
Hims & Hers Health, Inc.†	315	6,539
LY Corp.	51,700	125,303
Lyft, Inc., Class A†	8,834	117,492
Magnite, Inc.†	399	4,740
Maplebear, Inc.†	4,805	179,995
Meta Platforms, Inc., Class A	5,972	3,416,760
Netflix, Inc.†	18,471	1,775,987
Nextdoor Holdings, Inc.†	4,741	6,637
Prosus NV	6,233	284,929
Q2 Holdings, Inc.†	186	8,798
Spotify Technology SA†	968	469,393
Tencent Holdings, Ltd.	8,506	537,000
Uber Technologies, Inc.†	1,558	112,067
Upwork, Inc.†	3,286	36,015
VeriSign, Inc.	481	119,461
		20,227,357
Investment Companies — 0.2%
Investor AB, Class B	9,917	375,405
Iron/Steel — 0.2%
ArcelorMittal SA	1,491	77,683
Commercial Metals Co.	140	8,600
Fortescue, Ltd.	20,367	287,705
		373,988
Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	262	7,058

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time (continued)
Polaris, Inc.	671	$36,570
Viking Holdings, Ltd.†	1,698	124,769
		168,397
Lodging — 0.2%
Galaxy Entertainment Group, Ltd.	5,000	22,541
Indian Hotels Co., Ltd.	9,438	57,250
InterContinental Hotels Group PLC	600	79,021
Las Vegas Sands Corp.	3,560	191,813
		350,625
Machinery-Construction & Mining — 2.1%
Bloom Energy Corp., Class A†	789	106,902
Caterpillar, Inc.	2,492	1,765,482
GE Vernova, Inc.	1,454	1,269,196
Hyster-Yale, Inc.	227	7,380
Komatsu, Ltd.	2,400	94,212
Terex Corp.	129	7,624
Vertiv Holdings Co., Class A	3,485	873,271
		4,124,067
Machinery-Diversified — 0.3%
Alamo Group, Inc.	47	7,753
Albany International Corp., Class A	165	8,615
Chart Industries, Inc.†	53	10,958
Deere & Co.	199	112,097
FANUC Corp.	400	13,932
GEA Group AG	1,903	134,486
Graco, Inc.	1,388	117,494
Mueller Water Products, Inc., Class A	339	9,319
Power Solutions International, Inc.†	294	17,899
Rockwell Automation, Inc.	324	116,277
Tennant Co.	117	7,769
Watts Water Technologies, Inc., Class A	191	55,445
		612,044
Media — 0.2%
Comcast Corp., Class A	3,668	105,308
Informa PLC	4,791	47,762
New York Times Co., Class A	1,456	121,911
Walt Disney Co.	1,153	111,126
		386,107
Metal Fabricate/Hardware — 0.0%
Janus International Group, Inc.†	1,326	6,829
Proto Labs, Inc.†	239	13,628
Worthington Enterprises, Inc.	159	8,290
		28,747
Mining — 0.9%
Anglogold Ashanti PLC	1,431	143,581
BHP Group, Ltd. (ASX)	13,159	480,807
BHP Group, Ltd. (LSE)	920	33,062
Boliden AB†	1,233	65,449
Century Aluminum Co.†	138	8,099
China Hongqiao Group, Ltd.	20,500	93,393
Coeur Mining, Inc.†	1,552	29,131
Constellium SE†	1,800	44,244
Freeport-McMoRan, Inc.	2,733	160,646
Glencore PLC	25,152	191,658
Hecla Mining Co.	3,259	60,715
Norsk Hydro ASA	6,880	72,951
Security Description	Shares or Principal Amount	Value

Mining (continued)
Rio Tinto PLC	3,292	$305,997
Zijin Mining Group Co., Ltd.	20,000	90,867
		1,780,600
Miscellaneous Manufacturing — 0.2%
3M Co.	763	110,810
Avient Corp.	312	11,326
Fabrinet†	22	11,473
Federal Signal Corp.	73	7,894
Illinois Tool Works, Inc.	211	54,921
Parker-Hannifin Corp.	115	102,953
Smiths Group PLC	2,720	82,846
		382,223
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	286	14,609
Office Furnishings — 0.0%
HNI Corp.	178	5,943
Oil & Gas — 1.7%
California Resources Corp.	165	11,421
Chevron Corp.	751	155,382
ConocoPhillips	1,001	132,132
Coterra Energy, Inc.	3,772	132,548
Delek US Holdings, Inc.(1)	186	8,383
Devon Energy Corp.	2,631	132,392
ENEOS Holdings, Inc.	23,600	210,603
Eni SpA	3,111	88,341
Equinor ASA	8,236	348,598
Exxon Mobil Corp.	890	150,997
Gulfport Energy Corp.†	45	9,521
HF Sinclair Corp.	2,347	146,429
Inpex Corp.	12,400	363,839
Marathon Petroleum Corp.	634	154,810
Murphy Oil Corp.	671	27,679
Par Pacific Holdings, Inc.†	154	9,647
Patterson-UTI Energy, Inc.	1,224	13,256
PetroChina Co., Ltd.	154,000	209,208
Repsol SA	3,919	110,109
Shell PLC	763	35,630
TotalEnergies SE	6,340	585,393
Transocean, Ltd.†	8,284	54,923
Valero Energy Corp.	730	180,368
Weatherford International PLC	1,290	122,008
		3,393,617
Oil & Gas Services — 0.8%
Baker Hughes Co.	1,957	119,475
Forum Energy Technologies, Inc.†	578	33,905
Halliburton Co.	3,438	134,048
Kodiak Gas Services, Inc.	200	11,664
Liberty Energy, Inc.	452	13,018
National Energy Services Reunited Corp.†	948	20,353
Oceaneering International, Inc.†	1,270	45,047
Oil States International, Inc.†	2,903	33,791
ProPetro Holding Corp.†	606	8,732
SLB, Ltd.	1,248	64,135
TechnipFMC PLC	15,429	1,066,607
		1,550,775
Packaging & Containers — 0.1%
Ball Corp.	1,872	110,654
Crown Holdings, Inc.	1,108	111,077

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Greif, Inc., Class A	119	$7,981
O-I Glass, Inc.†	574	6,033
		235,745
Pharmaceuticals — 4.4%
AbbVie, Inc.	510	110,920
Alkermes PLC†	1,453	51,378
Arvinas, Inc.†	2,835	30,051
AstraZeneca PLC (LSE)	665	129,887
Atrium Therapeutics, Inc.†	10	134
Bristol-Myers Squibb Co.	11,337	687,589
Cardinal Health, Inc.	561	118,545
Cencora, Inc.	370	116,232
Chugai Pharmaceutical Co., Ltd.	2,700	149,387
Corcept Therapeutics, Inc.†	3,281	132,257
Corvus Pharmaceuticals, Inc.†	441	6,452
CVS Health Corp.	1,502	107,874
Daiichi Sankyo Co., Ltd.	11,100	195,698
Dexcom, Inc.†	1,982	124,470
Eli Lilly & Co.	2,127	1,956,351
Enanta Pharmaceuticals, Inc.†	625	7,894
Galderma Group AG	959	185,912
GSK PLC	11,906	326,520
Ipsen SA	849	159,214
Ironwood Pharmaceuticals, Inc.†	5,435	19,077
Johnson & Johnson	487	119,042
McKesson Corp.	128	110,766
Merck & Co., Inc.	16,680	2,006,437
Neurocrine Biosciences, Inc.†	1,669	219,874
Novartis AG	4,316	655,296
Novo Nordisk A/S, Class B	4,830	177,981
Otsuka Holdings Co., Ltd.	2,300	162,349
Pfizer, Inc.	4,328	121,530
Protagonist Therapeutics, Inc.†	527	55,546
Rhythm Pharmaceuticals, Inc.†	452	39,310
Roche Holding AG	368	145,311
Sanofi SA	2,350	226,671
Supernus Pharmaceuticals, Inc.†	728	37,630
		8,693,585
Pipelines — 0.9%
Antero Midstream Corp.	5,097	116,212
Cheniere Energy, Inc.	4,896	1,389,289
Kinder Morgan, Inc.	3,835	128,587
Williams Cos., Inc.	1,941	141,266
		1,775,354
Private Equity — 0.1%
3i Group PLC	5,397	176,844
Real Estate — 0.2%
CBRE Group, Inc., Class A†	856	115,954
Cushman & Wakefield, Ltd.†	6,371	78,108
Emaar Properties PJSC	23,177	74,834
Jones Lang LaSalle, Inc.†	391	118,989
Kennedy-Wilson Holdings, Inc.	764	8,267
McGrath RentCorp	87	9,594
		405,746
REITS — 1.6%
Alexander's, Inc.	33	7,795
American Assets Trust, Inc.	421	7,751
American Healthcare REIT, Inc.	167	7,876
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Tower Corp.	1,924	$332,044
Apple Hospitality REIT, Inc.	605	6,964
Brixmor Property Group, Inc.	3,894	112,147
Broadstone Net Lease, Inc.	444	8,112
CareTrust REIT, Inc.	1,474	54,022
CBL & Associates Properties, Inc.	290	11,145
Chimera Investment Corp.	622	7,806
COPT Defense Properties	252	7,711
DiamondRock Hospitality Co.	872	8,171
Empire State Realty Trust, Inc., Class A	1,378	7,166
EPR Properties	2,094	104,616
Farmland Partners, Inc.	691	7,760
Invitation Homes, Inc.	24,183	600,947
Kite Realty Group Trust	365	8,961
Ladder Capital Corp.	712	6,956
LTC Properties, Inc.	208	7,729
LXP Industrial Trust	155	7,170
MFA Financial, Inc.	791	7,578
Mid-America Apartment Communities, Inc.	865	105,634
National Health Investors, Inc.	105	8,490
Omega Healthcare Investors, Inc.	2,571	112,661
Outfront Media, Inc.	1,690	44,785
Prologis, Inc.	435	57,498
Public Storage	381	103,205
Rithm Capital Corp.	12,129	114,983
Ryman Hospitality Properties, Inc.	356	32,848
Sabra Health Care REIT, Inc.	356	6,846
Simon Property Group, Inc.	4,344	810,286
SITE Centers Corp.	2,864	15,466
Sun Communities, Inc.	857	107,948
Tanger, Inc.	237	8,053
Urban Edge Properties	397	7,932
VICI Properties, Inc.	12,128	331,337
Xenia Hotels & Resorts, Inc.	518	7,682
		3,206,081
Retail — 1.4%
Abercrombie & Fitch Co., Class A†	523	47,786
American Eagle Outfitters, Inc.	660	11,022
Associated British Foods PLC	5,940	148,667
AutoZone, Inc.†	36	121,600
Avolta AG	684	41,030
Brinker International, Inc.†	349	49,827
Buckle, Inc.	152	7,655
CK Hutchison Holdings, Ltd.	7,000	53,798
Costco Wholesale Corp.	211	210,247
Dollar General Corp.	1,185	140,695
Dollar Tree, Inc.†	1,170	128,127
Fast Retailing Co., Ltd.	300	119,404
Home Depot, Inc.	319	104,916
Next PLC	376	63,408
O'Reilly Automotive, Inc.†	1,233	113,818
Pandora A/S	1,228	86,249
Raia Drogasil SA	14,400	65,413
Ross Stores, Inc.	759	164,422
Sally Beauty Holdings, Inc.†	713	9,875
Target Corp.	969	117,443
TJX Cos., Inc.	1,706	272,448
Tokyo Gas Co., Ltd.	2,300	108,599
Ulta Beauty, Inc.†	182	95,133
Urban Outfitters, Inc.†	179	11,340

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Victoria's Secret & Co.†	806	$37,366
Walmart, Inc.	3,280	407,638
		2,737,926
Savings & Loans — 0.0%
Axos Financial, Inc.†	509	43,311
Flushing Financial Corp.	819	12,580
Northwest Bancshares, Inc.	599	7,601
Southern Missouri Bancorp, Inc.	129	8,248
WaFd, Inc.	229	7,191
WSFS Financial Corp.	138	9,033
		87,964
Semiconductors — 9.7%
Advanced Micro Devices, Inc.†	608	123,685
Advantest Corp.	600	81,177
Ambarella, Inc.†	781	40,202
Applied Materials, Inc.	502	171,579
Arteris, Inc.†	1,590	26,140
ASML Holding NV	742	982,139
Broadcom, Inc.	6,322	1,956,722
CEVA, Inc.†	178	3,325
Cirrus Logic, Inc.†	932	134,786
FormFactor, Inc.†	89	8,632
Impinj, Inc.†	243	24,956
King Yuan Electronics Co., Ltd.	16,000	138,240
Kioxia Holdings Corp.†	2,500	317,815
KLA Corp.	88	129,572
Kulicke & Soffa Industries, Inc.	113	7,426
Lam Research Corp.	8,848	1,890,464
MaxLinear, Inc.†	530	9,217
Micron Technology, Inc.	381	128,717
Navitas Semiconductor Corp.†	852	7,472
NVIDIA Corp.	52,526	9,160,534
Ouster, Inc.†	1,323	24,304
QUALCOMM, Inc.	10,218	1,315,874
Rambus, Inc.†	587	50,500
Samsung Electronics Co., Ltd.	6,937	779,233
Semtech Corp.†	99	7,612
Silicon Laboratories, Inc.†	37	7,702
SK Hynix, Inc.	290	157,729
Taiwan Semiconductor Manufacturing Co., Ltd.	28,039	1,580,711
		19,266,465
Shipbuilding — 0.1%
Samsung Heavy Industries Co., Ltd.†	4,416	71,643
Yangzijiang Shipbuilding Holdings, Ltd.	76,600	227,615
		299,258
Software — 5.3%
ACI Worldwide, Inc.†	362	14,846
Adobe, Inc.†	5,942	1,444,381
Appian Corp., Class A†	270	6,510
Atlassian Corp., Class A†	1,400	95,550
Autodesk, Inc.†	3,025	724,185
Bandwidth, Inc., Class A†	629	11,209
Blend Labs, Inc., Class A†	8,364	14,219
Broadridge Financial Solutions, Inc.	594	96,513
Cadence Design Systems, Inc.†	378	105,035
Cerence, Inc.†	1,060	6,689
Commvault Systems, Inc.†	286	22,277
Daily Journal Corp.†	14	6,753
DocuSign, Inc.†	2,404	113,974
Security Description	Shares or Principal Amount	Value

Software (continued)
Doximity, Inc., Class A†	4,619	$107,623
Dropbox, Inc., Class A†	4,541	103,171
Fastly, Inc., Class A†	325	9,444
Fiserv, Inc.†	943	52,619
GigaCloud Technology, Inc., Class A†	256	11,617
IBEX Holdings, Ltd.†	304	8,153
Ibotta, Inc., Class A†	342	10,250
Intuit, Inc.	243	105,068
IonQ, Inc.†	1,201	34,625
LiveRamp Holdings, Inc.†	1,043	27,660
Manhattan Associates, Inc.†	768	102,236
Microsoft Corp.	12,954	4,795,182
Nexon Co., Ltd.	2,000	37,696
Nice, Ltd.†	1,660	183,030
Omada Health, Inc.†	493	6,197
Oracle Corp. Japan	700	38,339
PagerDuty, Inc.†	3,682	22,865
Pegasystems, Inc.	2,478	105,464
Phreesia, Inc.†	2,167	18,159
PubMatic, Inc., Class A†	1,392	11,387
RingCentral, Inc., Class A	2,787	103,649
ROBLOX Corp., Class A†	1,843	104,240
Salesforce, Inc.	579	108,082
SAP SE	1,754	296,835
SEMrush Holdings, Inc., Class A†	664	7,928
ServiceNow, Inc.†	923	96,500
Snowflake, Inc.†	648	97,731
Teradata Corp.†	3,932	100,777
Veeva Systems, Inc., Class A†	5,688	999,154
Waystar Holding Corp.†	298	7,185
Weave Communications, Inc.†	1,500	6,930
Workday, Inc., Class A†	774	100,558
Workiva, Inc.†	119	7,096
Zoom Communications, Inc.†	1,510	121,389
		10,610,980
Telecommunications — 2.6%
Arista Networks, Inc.†	4,247	521,447
AT&T, Inc.	56,398	1,634,978
Bharti Airtel, Ltd.	8,689	165,833
BK Technologies Corp.†	106	7,911
Calix, Inc.†	458	22,437
Ciena Corp.†	1,442	559,828
Cisco Systems, Inc.	1,490	115,609
Credo Technology Group Holding, Ltd.†	711	66,742
Deutsche Telekom AG	12,625	465,535
Extreme Networks, Inc.†	2,904	43,792
Far EasTone Telecommunications Co., Ltd.	28,000	80,994
IDT Corp., Class B	298	14,632
InterDigital, Inc.	170	51,340
KDDI Corp.	21,100	361,335
Lumen Technologies, Inc.†	1,104	7,673
MTN Group, Ltd.	5,089	59,050
NETGEAR, Inc.†	1,177	25,706
Telefonaktiebolaget LM Ericsson, Class B	11,203	126,898
Telstra Group, Ltd.	51,393	189,283
TIM SA	26,300	139,424
Ubiquiti, Inc.	157	124,076
Verizon Communications, Inc.	2,291	115,008
Viavi Solutions, Inc.†	519	17,272
Vistance Networks, Inc.†	442	8,044
Vodafone Group PLC	169,466	256,955
		5,181,802

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.2%
Bandai Namco Holdings, Inc.	9,100	$224,774
Hasbro, Inc.	1,488	139,277
		364,051
Transportation — 0.6%
CryoPort, Inc.†	469	3,883
CSX Corp.	2,931	120,317
DHT Holdings, Inc.	584	10,670
Dorian LPG, Ltd.	299	10,226
Expeditors International of Washington, Inc.	834	119,454
FedEx Corp.	433	154,226
Hub Group, Inc., Class A	482	17,371
JB Hunt Transport Services, Inc.	708	150,025
Matson, Inc.	317	51,969
Norfolk Southern Corp.	397	113,939
Scorpio Tankers, Inc.	610	45,543
SITC International Holdings Co., Ltd.	28,000	123,612
Teekay Corp., Ltd.	2,308	28,181
Teekay Tankers, Ltd., Class A	573	42,012
Union Pacific Corp.	462	112,090
United Parcel Service, Inc., Class B	1,199	117,958
World Kinect Corp.	316	7,290
		1,228,766
Water — 0.1%
American States Water Co.	110	8,318
California Water Service Group	170	7,708
Cia de Saneamento Basico do Estado de Sao Paulo	5,990	183,004
		199,030
Total Common Stocks (cost $120,872,134)		157,925,018
CONVERTIBLE PREFERRED STOCKS — 0.0%
Aerospace/Defense — 0.0%
Boeing Co.	260	16,869
Software — 0.0%
Oracle Corp.†	391	17,599
Total Convertible Preferred Stocks (cost $32,413)		34,468
CORPORATE BONDS & NOTES — 7.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.50%, 03/15/2033*	$35,000	37,065
7.75%, 04/15/2028*	10,000	10,047
7.88%, 04/01/2030*	10,000	10,465
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	5,000	5,014
9.50%, 02/15/2033*	45,000	43,661
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	10,000	9,648
7.38%, 02/15/2031*	15,000	15,641
		131,541
Aerospace/Defense — 0.3%
ATI, Inc.
4.88%, 10/01/2029	5,000	4,933
5.13%, 10/01/2031	5,000	4,940
5.88%, 12/01/2027	30,000	29,994
7.25%, 08/15/2030	25,000	25,924
Boeing Co.
2.70%, 02/01/2027	37,000	36,482
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
2.95%, 02/01/2030	$5,000	$4,705
3.25%, 02/01/2035	5,000	4,286
3.38%, 06/15/2046	29,000	19,941
3.50%, 03/01/2039	10,000	8,057
3.60%, 05/01/2034	14,000	12,533
3.90%, 05/01/2049	9,000	6,576
3.95%, 08/01/2059	25,000	17,249
5.88%, 02/15/2040	15,000	15,026
6.13%, 02/15/2033	33,000	35,085
6.26%, 05/01/2027	3,000	3,052
6.30%, 05/01/2029	5,000	5,249
6.88%, 03/15/2039	20,000	21,971
Bombardier, Inc.
6.75%, 06/15/2033*	15,000	15,491
8.75%, 11/15/2030*	20,000	21,271
Honeywell Aerospace, Inc.
4.60%, 03/16/2033*	10,000	9,885
4.95%, 03/16/2036*	20,000	19,844
5.73%, 03/16/2056*	15,000	14,827
5.85%, 03/16/2066*	5,000	4,960
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,682
4.75%, 04/15/2036	15,000	14,582
5.95%, 02/01/2037	37,000	39,452
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	40,000	40,011
TransDigm, Inc.
6.00%, 01/15/2033*	30,000	29,983
6.25%, 01/31/2034*	5,000	5,055
6.63%, 03/01/2032*	10,000	10,199
6.75%, 01/31/2034*	25,000	25,328
6.88%, 12/15/2030*	20,000	20,493
7.13%, 12/01/2031*	15,000	15,482
		551,548
Agriculture — 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	19,000	17,262
4.63%, 03/22/2033	70,000	68,501
Philip Morris International, Inc.
4.38%, 04/30/2030	25,000	24,866
4.75%, 11/01/2031	25,000	25,114
5.13%, 02/15/2030	56,000	57,139
		192,882
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	1,250	1,251
5.75%, 04/20/2029*	15,000	14,918
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	45,000	44,545
OneSky Flight LLC
8.88%, 12/15/2029*	30,000	30,966
United Airlines, Inc.
4.63%, 04/15/2029*	25,000	24,528
		116,208
Apparel — 0.0%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	14,397
Tapestry, Inc.
3.05%, 03/15/2032	8,000	7,246

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Apparel (continued)
5.10%, 03/11/2030	$21,000	$21,218
5.50%, 03/11/2035	24,000	24,042
		66,903
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.20%, 10/27/2028	10,000	9,897
4.90%, 10/06/2029	19,000	19,095
5.45%, 09/06/2034	15,000	14,877
5.80%, 01/07/2029	28,000	28,817
Hyundai Capital America
4.55%, 09/26/2029*	15,000	14,925
5.35%, 03/19/2029*	22,000	22,403
5.40%, 01/08/2031*	11,000	11,219
5.40%, 06/23/2032*	10,000	10,178
6.38%, 04/08/2030*	4,000	4,198
6.50%, 01/16/2029*	35,000	36,540
		172,149
Auto Parts & Equipment — 0.0%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	35,000	36,305
Clarios Global LP/Clarios US Finance Co.
6.75%, 09/15/2032*	15,000	15,120
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	25,000	22,221
Qnity Electronics, Inc.
5.75%, 08/15/2032*	15,000	15,018
6.25%, 08/15/2033*	10,000	10,111
		98,775
Banks — 0.6%
Bank of America Corp.
2.50%, 02/13/2031	42,000	38,821
3.85%, 03/08/2037	121,000	112,082
5.43%, 08/15/2035	51,000	50,881
5.47%, 01/23/2035	16,000	16,333
Bank of Montreal
3.80%, 12/15/2032	13,000	12,792
Citigroup, Inc.
4.45%, 09/29/2027	67,000	67,002
4.50%, 09/11/2031	25,000	24,716
6.17%, 05/25/2034	13,000	13,457
6.63%, 02/15/2031(2)	25,000	25,019
6.88%, 08/15/2030(2)	60,000	60,423
7.13%, 08/15/2029(2)	33,000	33,324
Fifth Third Bancorp
6.34%, 07/27/2029	33,000	34,210
Freedom Mtg. Corp.
12.25%, 10/01/2030*	20,000	21,579
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	6,000	5,946
5.07%, 01/21/2037	10,000	9,777
JPMorgan Chase & Co.
3.65%, 06/01/2026(2)	11,000	10,950
5.14%, 01/24/2031	50,000	50,915
5.50%, 01/24/2036	20,000	20,471
5.58%, 07/23/2036	15,000	15,191
5.72%, 09/14/2033	47,000	48,662
6.07%, 10/22/2027	92,000	92,877
JPMorgan Chase & Co. FRS
4.91%, (TSFR3M+1.26%), 05/15/2077	31,000	27,260
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley
4.49%, 01/16/2032	$15,000	$14,748
4.71%, 03/12/2032	25,000	24,832
5.07%, 01/30/2037	15,000	14,696
5.12%, 02/01/2029	166,000	167,815
5.23%, 01/15/2031	20,000	20,308
5.30%, 04/20/2037	10,000	9,976
5.90%, 03/13/2047	20,000	19,907
5.94%, 02/07/2039	29,000	29,645
5.95%, 01/19/2038	8,000	8,195
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	57,000	55,404
5.37%, 07/21/2036	10,000	10,044
Truist Financial Corp.
5.71%, 01/24/2035	37,000	38,167
US Bancorp
2.49%, 11/03/2036	58,000	50,143
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	17,041
4.42%, 07/24/2039	30,000	26,901
		1,300,510
Beverages — 0.0%
Keurig Dr Pepper, Inc.
5.30%, 03/15/2034	15,000	14,872
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,656
5.25%, 03/02/2030	36,000	36,966
5.65%, 03/02/2053	17,000	16,465
Illumina, Inc.
4.65%, 09/09/2026	22,000	22,003
Royalty Pharma PLC
2.20%, 09/02/2030	25,000	22,517
5.20%, 09/25/2035	20,000	19,739
5.40%, 09/02/2034	27,000	27,223
		166,569
Building Materials — 0.1%
Carlisle Cos., Inc.
5.25%, 09/15/2035	15,000	14,999
JH North America Holdings, Inc.
5.88%, 01/31/2031*	5,000	4,958
6.13%, 07/31/2032*	15,000	14,940
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	25,000	23,944
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	15,000	15,210
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	25,780
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	25,000	24,719
6.50%, 08/15/2032*	25,000	25,013
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,482
4.38%, 07/15/2030*	30,000	28,277
		182,322
Chemicals — 0.1%
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	16,757
CF Industries, Inc.
4.95%, 06/01/2043	35,000	31,226

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
FMC Corp.
8.45%, 11/01/2055	$40,000	$25,754
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,981
Rain Carbon, Inc.
12.25%, 09/01/2029*	45,000	46,298
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	30,000	29,658
6.63%, 05/01/2029*	20,000	19,900
Solstice Advanced Materials, Inc.
5.63%, 09/30/2033*	35,000	34,512
		212,086
Coal — 0.0%
Coronado Finance Pty Ltd.
9.25%, 10/01/2029*	5,000	4,511
Commercial Services — 0.1%
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	20,000	20,875
9.00%, 05/15/2028*	20,000	20,659
Herc Holdings, Inc.
6.63%, 06/15/2029*	15,000	15,247
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	55,000	55,671
Service Corp. International
3.38%, 08/15/2030	5,000	4,613
United Rentals North America, Inc.
6.13%, 03/15/2034*	20,000	20,252
Veritiv Operating Co.
10.50%, 11/30/2030*	5,000	5,196
		142,513
Computers — 0.1%
CACI International, Inc.
6.38%, 06/15/2033*	30,000	30,538
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	19,877
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	19,900
4.85%, 10/15/2031	24,000	23,838
McAfee Corp.
7.38%, 02/15/2030*	30,000	24,786
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	20,000	20,329
Seagate Technology Holdings PLC
3.13%, 07/15/2029*	10,000	8,939
		148,207
Cosmetics/Personal Care — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,466
6.63%, 07/15/2030*	15,000	14,876
Kenvue, Inc.
4.85%, 05/22/2032	5,000	5,053
4.90%, 03/22/2033	65,000	65,523
		104,918
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	$20,000	$18,958
4.00%, 01/15/2028*	10,000	9,812
		28,770
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	151,960
Air Lease Corp.
5.85%, 12/15/2027	5,000	5,105
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	51,006
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	10,000	10,622
Aviation Capital Group LLC
5.13%, 04/10/2030*	35,000	35,182
5.38%, 07/15/2029*	41,000	41,642
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	38,936
Capital One Financial Corp.
4.49%, 09/11/2031	20,000	19,637
7.62%, 10/30/2031	29,000	32,030
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	25,000	23,829
6.75%, 12/01/2032*	40,000	37,638
Encore Capital Group, Inc.
8.50%, 05/15/2030*	20,000	21,146
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	40,000	39,348
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,092
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	23,000	22,950
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	55,000	54,389
6.75%, 05/01/2033*	60,000	60,874
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	44,857
Jefferson Capital Holdings LLC
8.25%, 05/15/2030*	30,000	31,222
9.50%, 02/15/2029*	30,000	31,476
LPL Holdings, Inc.
5.20%, 03/15/2030	29,000	29,213
6.75%, 11/17/2028	22,000	23,049
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	23,000	22,882
6.50%, 03/26/2031*	26,000	27,226
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,201
OneMain Finance Corp.
5.38%, 11/15/2029	30,000	28,929
6.50%, 03/15/2033	15,000	14,339
7.13%, 11/15/2031	10,000	9,908
7.50%, 05/15/2031	5,000	5,027
Osaic Holdings, Inc.
6.75%, 08/01/2032*	30,000	30,004
8.00%, 08/01/2033*	70,000	69,104
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/2029*	50,000	48,247
PRA Group, Inc.
8.88%, 01/31/2030*	55,000	55,531
Rocket Cos., Inc.
6.38%, 08/01/2033*	40,000	40,430

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
7.13%, 02/01/2032*	$25,000	$25,768
Stonex Escrow Issuer LLC
6.88%, 07/15/2032*	35,000	35,372
		1,236,171
Electric — 0.7%
American Electric Power Co, Inc.
5.80%, 03/15/2056	28,000	27,659
6.05%, 03/15/2056	15,000	14,866
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,752
Appalachian Power Co.
5.80%, 10/01/2035	17,000	17,478
Clearway Energy Operating LLC
3.75%, 02/15/2031*	20,000	18,519
3.75%, 01/15/2032*	20,000	18,231
5.75%, 01/15/2034*	20,000	19,654
Commonwealth Edison Co.
5.88%, 02/01/2033	20,000	20,975
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	11,000	9,274
Constellation Energy Generation LLC
4.40%, 01/15/2031	15,000	14,804
5.00%, 02/01/2031*	10,000	10,027
6.13%, 01/15/2034	16,000	17,074
6.50%, 10/01/2053	40,000	42,451
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	19,824
DTE Electric Co.
4.85%, 03/01/2036	15,000	14,719
5.25%, 05/15/2035	10,000	10,142
DTE Energy Co.
5.85%, 06/01/2034	23,000	24,082
Duke Energy Corp.
4.85%, 01/05/2029	5,000	5,061
5.80%, 06/15/2054	34,000	32,554
Duke Energy Indiana LLC
4.95%, 03/15/2036	15,000	14,767
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,738
Entergy Mississippi LLC
5.05%, 04/15/2036	20,000	19,707
Eversource Energy
5.45%, 03/01/2028	18,000	18,292
Exelon Corp.
5.15%, 03/15/2029	64,000	65,231
5.63%, 06/15/2035	8,000	8,189
FirstEnergy Transmission LLC
4.55%, 01/15/2030	10,000	9,984
Georgia Power Co.
5.25%, 03/15/2034	24,000	24,509
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	39,474
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	40,000	40,966
5.90%, 03/15/2055	25,000	24,539
Northern States Power Co.
5.05%, 05/15/2035	45,000	45,313
NRG Energy, Inc.
2.45%, 12/02/2027*	28,000	26,971
6.00%, 01/15/2036*	45,000	44,591
6.25%, 11/01/2034*	25,000	25,199
Security Description	Shares or Principal Amount	Value

Electric (continued)
10.25%, 03/15/2028*(2)	$20,000	$21,574
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	27,000	23,714
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,630
4.95%, 07/01/2050	13,000	10,769
5.55%, 05/15/2029	13,000	13,309
5.90%, 06/15/2032	21,000	21,744
6.75%, 01/15/2053	25,000	25,940
6.95%, 03/15/2034	21,000	22,998
PG&E Corp.
5.25%, 07/01/2030	30,000	29,604
7.38%, 03/15/2055	15,000	15,096
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	19,870
Southern Co.
5.50%, 03/15/2029	5,000	5,152
5.70%, 03/15/2034	29,000	30,051
Southern Power Co.
4.25%, 10/01/2030	10,000	9,871
4.90%, 10/01/2035	15,000	14,506
Talen Energy Supply LLC
6.25%, 02/01/2034*	35,000	34,610
6.50%, 02/01/2036*	35,000	35,243
Virginia Electric & Power Co.
4.90%, 09/15/2035	35,000	34,243
4.95%, 03/15/2036	30,000	29,244
5.05%, 08/15/2034	33,000	32,955
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	10,013
8.00%, 10/15/2026*(2)	15,000	15,159
Vistra Operations Co. LLC
3.70%, 01/30/2027*	41,000	40,625
4.30%, 07/15/2029*	27,000	26,534
5.00%, 07/31/2027*	10,000	9,965
5.25%, 10/15/2035*	10,000	9,711
5.70%, 12/30/2034*	30,000	30,180
6.00%, 04/15/2034*	34,000	34,951
6.88%, 04/15/2032*	25,000	25,874
6.95%, 10/15/2033*	21,000	22,850
7.75%, 10/15/2031*	25,000	26,187
		1,464,788
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,515
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,090
6.38%, 03/15/2033*	40,000	40,750
6.63%, 03/15/2032*	25,000	25,588
		80,943
Electronics — 0.1%
Amphenol Corp.
4.40%, 02/15/2033	35,000	34,159
Imola Merger Corp.
4.75%, 05/15/2029*	25,000	24,298
Sensata Technologies, Inc.
3.75%, 02/15/2031*	40,000	37,101
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	33,613
		129,171

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Engineering & Construction — 0.1%
Arcosa, Inc.
6.88%, 08/15/2032*	$35,000	$35,862
MasTec, Inc.
5.90%, 06/15/2029	46,000	47,531
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	20,000	19,367
6.75%, 01/15/2034*	35,000	33,521
		136,281
Entertainment — 0.1%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	25,000	24,047
6.00%, 10/15/2032*	10,000	9,200
7.00%, 02/15/2030*	15,000	15,185
Churchill Downs, Inc.
5.75%, 04/01/2030*	20,000	19,779
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,679
7.50%, 09/01/2031*	5,000	5,132
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	10,013
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030*	25,000	25,593
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	24,953
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/2030*	15,000	14,962
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	21,507
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	20,000	13,176
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*	35,000	36,689
		255,915
Environmental Control — 0.0%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,156
GFL Environmental, Inc.
6.75%, 01/15/2031*	5,000	5,174
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,766
Waste Connections, Inc.
4.80%, 07/15/2036	20,000	19,595
Waste Pro USA, Inc.
7.00%, 02/01/2033*	20,000	20,225
Wrangler Holdco Corp.
6.63%, 04/01/2032*	10,000	10,297
		75,213
Food — 0.2%
Chobani Holdco II LLC
8.75%, 10/01/2029*(3)	10,913	11,610
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029*	30,000	30,656
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	25,000	25,259
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.95%, 04/20/2035	15,000	15,571
Security Description	Shares or Principal Amount	Value

Food (continued)
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	$46,000	$44,124
6.75%, 03/15/2034	38,000	41,794
Kellanova
4.50%, 04/01/2046	5,000	4,245
7.45%, 04/01/2031	6,000	6,766
Kraft Foods Group, Inc.
5.00%, 06/04/2042	40,000	35,175
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	8,816
6.88%, 01/26/2039	10,000	10,812
Mars, Inc.
5.00%, 03/01/2032*	5,000	5,059
5.20%, 03/01/2035*	30,000	30,286
5.65%, 05/01/2045*	20,000	19,750
5.70%, 05/01/2055*	35,000	34,128
5.80%, 05/01/2065*	10,000	9,811
Pilgrim's Pride Corp.
3.50%, 03/01/2032	10,000	9,077
US Foods, Inc.
5.75%, 04/15/2033*	20,000	19,911
7.25%, 01/15/2032*	5,000	5,174
		368,024
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,852
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.95%, 06/30/2032*	40,000	40,400
Magnera Corp.
4.75%, 11/15/2029*	10,000	9,028
7.25%, 11/15/2031*	20,000	18,512
		67,940
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	21,431
NiSource, Inc.
5.20%, 07/01/2029	41,000	41,811
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	25,000	24,639
		87,881
Healthcare-Products — 0.1%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	10,000	10,325
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	23,209
Insulet Corp.
6.50%, 04/01/2033*	5,000	5,104
Medline Borrower LP
3.88%, 04/01/2029*	60,000	58,042
5.25%, 10/01/2029*	30,000	29,736
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	15,000	14,893
		141,309
Healthcare-Services — 0.2%
CHS/Community Health Systems, Inc.
9.75%, 01/15/2034*	25,000	25,947
10.88%, 01/15/2032*	24,000	25,749

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Concentra Health Services, Inc.
6.88%, 07/15/2032*	$25,000	$25,846
DaVita, Inc.
6.75%, 07/15/2033*	5,000	5,086
6.88%, 09/01/2032*	60,000	61,466
HCA, Inc.
3.63%, 03/15/2032	11,000	10,222
4.50%, 02/15/2027	3,000	3,000
4.60%, 11/15/2032	15,000	14,590
5.60%, 04/01/2034	13,000	13,276
6.00%, 04/01/2054	19,000	18,339
Humana, Inc.
5.75%, 03/01/2028	46,000	46,903
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	55,852
Tenet Healthcare Corp.
6.00%, 11/15/2033*	15,000	15,178
6.13%, 06/15/2030	40,000	40,260
		361,714
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	25,000	24,119
DR Horton, Inc.
5.00%, 10/15/2034	9,000	8,881
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031*	10,000	9,887
8.38%, 10/01/2033*	15,000	14,834
LGI Homes, Inc.
8.75%, 12/15/2028*	15,000	15,347
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,771
5.75%, 01/15/2028*	10,000	10,026
5.75%, 11/15/2032*	5,000	5,004
Toll Brothers Finance Corp.
3.80%, 11/01/2029	23,000	22,373
4.35%, 02/15/2028	20,000	19,914
		150,156
Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	15,000	15,046
8.50%, 06/15/2029*	15,000	14,858
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	15,000	14,513
7.00%, 01/15/2031*	15,000	15,128
7.38%, 10/01/2032*	20,000	19,809
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	20,000	20,214
Asurion LLC & Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	25,000	25,936
8.38%, 02/01/2034*	35,000	33,980
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,533
4.30%, 05/15/2043	25,000	21,905
Brown & Brown, Inc.
4.90%, 06/23/2030	36,000	35,951
5.25%, 06/23/2032	13,000	12,964
CNA Financial Corp.
5.13%, 02/15/2034	24,000	23,627
Security Description	Shares or Principal Amount	Value

Insurance (continued)
CNO Global Funding
4.95%, 09/09/2029*	$5,000	$5,024
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	28,000	28,117
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,164
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	36,351
MetLife, Inc.
6.40%, 12/15/2066	37,000	37,778
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	16,000	17,940
		396,838
Internet — 0.1%
Airbnb, Inc.
4.65%, 03/16/2031	10,000	9,977
5.25%, 03/16/2036	5,000	5,005
Amazon.com, Inc.
4.55%, 03/13/2033	15,000	14,856
4.88%, 03/13/2036	18,000	17,836
6.05%, 03/13/2076	18,000	17,894
Beignet Investor LLC
6.58%, 05/30/2049*	7,000	7,197
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*	65,000	56,666
Netflix, Inc.
5.88%, 11/15/2028	10,000	10,404
Wayfair LLC
6.75%, 11/15/2032*	30,000	30,228
7.25%, 10/31/2029*	25,000	25,520
		195,583
Investment Companies — 0.0%
Ares Capital Corp.
7.00%, 01/15/2027	5,000	5,067
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	22,425
		27,492
Iron/Steel — 0.0%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	21,949
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	20,000	19,351
7.63%, 01/15/2034*	15,000	14,655
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,623
Mineral Resources, Ltd.
7.00%, 04/01/2031*	10,000	10,219
		70,797
Leisure Time — 0.3%
Brunswick Corp.
2.40%, 08/18/2031	27,000	23,412
5.85%, 03/18/2029	23,000	23,535
Carnival Corp.
4.00%, 08/01/2028*	73,000	71,283
5.13%, 05/01/2029*	70,000	69,495
5.75%, 03/15/2030*	60,000	60,476
5.75%, 08/01/2032*	80,000	79,974
5.88%, 06/15/2031*	25,000	25,307
6.13%, 02/15/2033*	35,000	35,351

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time (continued)
NCL Corp., Ltd.
6.25%, 09/15/2033*	$10,000	$9,703
6.75%, 02/01/2032*	10,000	9,924
7.75%, 02/15/2029*	15,000	15,617
Royal Caribbean Cruises, Ltd.
5.63%, 09/30/2031*	15,000	15,148
6.00%, 02/01/2033*	40,000	40,400
6.25%, 03/15/2032*	5,000	5,112
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,018
9.13%, 07/15/2031*	25,000	26,373
		521,128
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	33,279
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	45,000	44,797
Hyatt Hotels Corp.
5.25%, 06/30/2029	25,000	25,390
5.38%, 12/15/2031	20,000	20,243
Marriott International, Inc.
4.50%, 05/01/2033	20,000	19,324
Station Casinos LLC
6.63%, 03/15/2032*	15,000	15,058
		158,091
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,511
4.60%, 05/15/2028	36,000	35,957
Terex Corp.
5.00%, 05/15/2029*	15,000	14,778
6.25%, 10/15/2032*	15,000	15,098
Vertiv Group Corp.
4.13%, 11/15/2028*	77,000	75,828
Vertiv Holdings Co.
4.85%, 03/15/2036	30,000	29,171
5.80%, 03/15/2056	5,000	4,806
		183,149
Machinery-Diversified — 0.1%
Chart Industries, Inc.
9.50%, 01/01/2031*	10,000	10,505
Esab Corp.
5.63%, 04/01/2031*	25,000	25,175
Regal Rexnord Corp.
6.05%, 04/15/2028	85,000	87,181
		122,861
Media — 0.4%
Block Communications, Inc.
10.25%, 03/01/2031*	20,000	18,299
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,672
4.75%, 03/01/2030*	85,000	80,654
4.75%, 02/01/2032*	25,000	22,604
7.00%, 02/01/2033*	15,000	15,041
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	34,581
3.50%, 06/01/2041	15,000	10,519
5.85%, 12/01/2035	15,000	14,754
Security Description	Shares or Principal Amount	Value

Media (continued)
Directv Financing LLC
8.88%, 02/01/2030*	$20,000	$19,907
8.88%, 02/01/2030*	20,000	19,956
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	5,000	4,995
10.00%, 02/15/2031*	20,000	20,417
Discovery Communications LLC
4.13%, 05/15/2029	25,000	24,071
EW Scripps Co.
9.88%, 08/15/2030*	45,000	43,685
Gray Media, Inc.
5.38%, 11/15/2031*	25,000	18,542
7.25%, 08/15/2033*	5,000	5,038
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	9,888
7.38%, 09/01/2031*	35,000	35,658
8.00%, 08/01/2029*	30,000	29,955
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	14,749
6.50%, 09/15/2033*	30,000	30,229
7.25%, 04/15/2034*	45,000	45,134
Paramount Global
3.70%, 06/01/2028	9,000	8,707
4.20%, 06/01/2029	7,000	6,684
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	55,000	55,911
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	45,000	40,856
4.00%, 07/15/2028*	5,000	4,826
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	71,000	80,392
Univision Communications, Inc.
9.38%, 08/01/2032*	20,000	20,612
		750,336
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	20,437
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,098
Glencore Funding LLC
2.50%, 09/01/2030*	24,000	21,824
5.51%, 04/01/2036*	25,000	25,054
6.38%, 10/06/2030*	29,000	30,764
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	20,000	19,988
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,360
4.75%, 01/30/2030*	15,000	14,191
6.38%, 08/15/2033*	30,000	29,427
6.88%, 01/30/2030*	20,000	20,173
		202,316
Miscellaneous Manufacturing — 0.0%
Avient Corp.
6.25%, 11/01/2031*	10,000	10,070
Axon Enterprise, Inc.
6.13%, 03/15/2030*	15,000	15,248
6.25%, 03/15/2033*	15,000	15,311
		40,629
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	23,809

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.3%
Aker BP ASA
5.80%, 10/01/2054*	$75,000	$68,548
Calumet Specialty Products Partners LP / Calumet Finance Corp.
9.75%, 02/15/2031*	20,000	21,247
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029	14,000	14,215
7.20%, 01/15/2032	37,000	41,085
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,178
Crescent Energy Finance LLC
8.38%, 01/15/2034*	35,000	36,589
Expand Energy Corp.
6.75%, 04/15/2029*	55,000	55,039
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/2030*	10,000	9,734
6.00%, 02/01/2031*	5,000	4,860
6.25%, 04/15/2032*	10,000	9,678
6.88%, 05/15/2034*	20,000	19,540
8.38%, 11/01/2033*	20,000	20,867
Nabors Industries, Inc.
8.88%, 08/15/2031*	15,000	15,627
Occidental Petroleum Corp.
6.20%, 03/15/2040	55,000	56,173
7.50%, 05/01/2031	11,000	12,243
SM Energy Co.
6.75%, 09/15/2026	10,000	10,007
Sunoco LP
5.38%, 07/15/2031*	10,000	9,920
5.63%, 07/15/2034*	5,000	4,924
6.25%, 07/01/2033*	35,000	35,152
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	34,221
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	3,077	3,149
Transocean International, Ltd.
6.80%, 03/15/2038	30,000	28,812
7.88%, 10/15/2032*	5,000	5,342
8.75%, 02/15/2030*	31,500	32,766
Transocean, Ltd.
8.50%, 05/15/2031*	20,000	20,976
Viper Energy Partners LLC
4.90%, 08/01/2030	18,000	17,988
5.70%, 08/01/2035	31,000	31,242
Vital Energy, Inc.
7.88%, 04/15/2032*	25,000	25,541
		647,663
Oil & Gas Services — 0.1%
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	15,000	14,851
Kodiak Gas Services LLC
5.88%, 04/01/2031*	15,000	15,074
6.50%, 10/01/2033*	15,000	15,162
6.75%, 10/01/2035*	10,000	10,159
7.25%, 02/15/2029*	25,000	25,902
Weatherford International, Ltd.
6.75%, 10/15/2033*	35,000	35,762
8.63%, 04/30/2030*	11,000	11,209
		128,119
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.1%
AptarGroup, Inc.
4.75%, 03/30/2031	$20,000	$19,821
Berry Global, Inc.
1.65%, 01/15/2027	48,000	46,995
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	25,000	23,654
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,362
Mauser Packaging Solutions
7.88%, 04/15/2030*	20,000	20,000
9.25%, 04/15/2030*	25,000	23,229
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,133
8.20%, 01/15/2030	20,000	22,418
		166,612
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.40%, 03/15/2033	15,000	14,725
4.75%, 03/15/2036	5,000	4,906
5.05%, 03/15/2034	12,000	12,179
CVS Health Corp.
1.88%, 02/28/2031	10,000	8,731
4.78%, 03/25/2038	48,000	44,234
7.00%, 03/10/2055	70,000	72,141
Merck & Co, Inc.
4.75%, 12/04/2035	15,000	14,718
Novartis Capital Corp.
4.10%, 11/05/2030	65,000	64,276
4.60%, 03/18/2033	15,000	14,936
4.90%, 03/18/2036	20,000	19,952
5.70%, 03/18/2056	10,000	10,071
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	63,000	62,760
5.30%, 05/19/2053	26,000	24,164
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046	35,000	25,945
5.13%, 05/09/2029	200,000	199,355
Wyeth LLC
5.95%, 04/01/2037	8,000	8,480
Zoetis, Inc.
2.00%, 05/15/2030	85,000	77,206
5.00%, 08/17/2035	37,000	36,699
		715,478
Pipelines — 0.4%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	30,076
4.50%, 10/01/2029	51,000	50,777
Cheniere Energy, Inc.
5.20%, 07/30/2036*	5,000	4,949
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	21,981
DT Midstream, Inc.
5.80%, 12/15/2034*	45,000	46,201
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	7,000	6,593
5.80%, 01/15/2035	18,000	18,667
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,995
Energy Transfer LP
5.25%, 07/01/2029	61,000	62,334
6.50%, 02/01/2042	2,000	2,085

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.63%, 02/15/2028(2)	$80,000	$79,731
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,805
5.50%, 10/15/2030*	10,000	9,921
6.50%, 06/01/2029*	5,000	5,108
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	13,759
Kinetik Holdings LP
5.88%, 06/15/2030*	45,000	45,165
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	33,000	33,213
Targa Resources Corp.
4.35%, 04/15/2031	15,000	14,684
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	17,000	16,973
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036*	20,000	19,823
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	56,000	57,278
Venture Global LNG, Inc.
8.38%, 06/01/2031*	35,000	36,399
9.00%, 09/30/2029*(2)	25,000	24,901
9.50%, 02/01/2029*	20,000	21,626
9.88%, 02/01/2032*	20,000	21,480
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	10,000	10,424
6.75%, 01/15/2036*	25,000	26,479
7.50%, 05/01/2033*	5,000	5,496
7.75%, 05/01/2035*	5,000	5,604
Williams Cos., Inc.
5.60%, 03/15/2035	30,000	30,659
		738,186
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	29,000	28,063
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	31,912
3.13%, 01/15/2027	76,000	75,177
4.70%, 12/15/2032	10,000	9,826
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,832
3.80%, 02/15/2028	31,000	30,556
4.75%, 05/15/2047	5,000	4,154
4.90%, 09/01/2029	23,000	23,128
EPR Properties
4.50%, 06/01/2027	11,000	10,954
Equinix, Inc.
3.20%, 11/18/2029	48,000	45,700
Iron Mountain, Inc.
6.25%, 01/15/2033*	50,000	49,840
Millrose Properties, Inc.
6.38%, 08/01/2030*	50,000	49,984
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*	50,000	50,691
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	15,000	14,803
6.50%, 04/01/2032*	15,000	15,272
6.50%, 06/15/2033*	15,000	15,274
7.25%, 07/15/2028*	10,000	10,210
Security Description	Shares or Principal Amount	Value

REITS (continued)
VICI Properties LP
5.13%, 11/15/2031	$5,000	$4,964
5.75%, 04/01/2034	34,000	34,313
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,909
3.88%, 02/15/2029*	28,000	27,210
4.50%, 01/15/2028*	33,000	32,805
XHR LP
6.63%, 05/15/2030*	10,000	10,096
		572,610
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	40,000	37,597
7-Eleven, Inc.
1.30%, 02/10/2028*	68,000	64,142
1.80%, 02/10/2031*	8,000	6,925
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	28,300
3.55%, 07/26/2027*	30,000	29,654
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	25,000	22,723
4.10%, 01/15/2052	30,000	21,249
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	32,692
FirstCash, Inc.
6.88%, 03/01/2032*	55,000	56,057
QXO Building Products, Inc.
6.75%, 04/30/2032*	45,000	45,900
		345,239
Semiconductors — 0.1%
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	29,248
4.95%, 01/15/2036	15,000	14,794
5.70%, 01/15/2056	5,000	4,974
Intel Corp.
4.15%, 08/05/2032	55,000	52,435
Marvell Technology, Inc.
4.75%, 07/15/2030	10,000	10,034
		111,485
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	28,159
Cloud Software Group, Inc.
6.50%, 03/31/2029*	20,000	19,512
9.00%, 09/30/2029*	15,000	14,470
MSCI, Inc.
3.63%, 09/01/2030*	67,000	63,328
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	20,000	20,722
8.75%, 07/01/2034*	15,000	15,703
Oracle Corp.
3.65%, 03/25/2041	29,000	20,638
4.45%, 09/26/2030	15,000	14,455
4.80%, 09/26/2032	25,000	23,809
5.70%, 02/04/2036	30,000	28,845
6.70%, 02/04/2056	10,000	9,281
Paychex, Inc.
5.10%, 04/15/2030	45,000	45,403
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	18,000

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Salesforce, Inc.
5.20%, 03/15/2033	$35,000	$34,940
Synopsys, Inc.
5.15%, 04/01/2035	58,000	58,111
5.70%, 04/01/2055	5,000	4,780
UKG, Inc.
6.88%, 02/01/2031*	30,000	29,320
		449,476
Telecommunications — 0.4%
APLD ComputeCo 2 LLC
6.75%, 03/15/2031*	35,000	34,745
APLD ComputeCo LLC
9.25%, 12/15/2030*	60,000	61,819
AT&T, Inc.
2.55%, 12/01/2033	46,000	38,927
4.75%, 05/15/2046	5,000	4,201
5.13%, 04/30/2036	15,000	14,820
Black Pearl Compute LLC
6.13%, 02/15/2031*	25,000	25,445
Cipher Compute LLC
7.13%, 11/15/2030*	100,000	103,603
EchoStar Corp.
10.75%, 11/30/2029	35,000	37,809
Frontier Communications Holdings LLC
8.75%, 05/15/2030*	15,000	15,391
Motorola Solutions, Inc.
2.30%, 11/15/2030	8,000	7,211
4.85%, 08/15/2030	9,000	9,063
5.40%, 04/15/2034	30,000	30,360
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	22,404
7.00%, 04/15/2055	45,000	45,177
7.13%, 04/15/2055	25,000	25,582
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	44,407
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	50,000	49,425
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	9,221
3.38%, 04/15/2029	33,000	31,981
3.75%, 04/15/2027	15,000	14,907
3.88%, 04/15/2030	7,000	6,817
4.95%, 11/15/2035	15,000	14,726
5.00%, 02/15/2036	25,000	24,623
5.05%, 07/15/2033	15,000	15,104
6.70%, 12/15/2033	35,000	38,539
Verizon Communications, Inc.
3.70%, 03/22/2061	33,000	21,989
4.75%, 01/15/2033	25,000	24,691
5.88%, 11/30/2055	10,000	9,727
Viasat, Inc.
7.50%, 05/30/2031*	20,000	19,764
WULF Compute LLC
7.75%, 10/15/2030*	30,000	31,700
		834,178
Transportation — 0.0%
Beacon Mobility Corp.
7.25%, 08/01/2030*	15,000	15,494
Burlington Northern Santa Fe LLC
5.55%, 03/15/2056	15,000	14,543
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	$40,000	$41,081
		71,118
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	40,000	39,721
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	10,000	9,927
		49,648
Total Corporate Bonds & Notes (cost $15,823,456)		15,766,546
CONVERTIBLE BONDS & NOTES — 0.1%
Food — 0.1%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	22,110
Post Holdings, Inc.
2.50%, 08/15/2027	15,000	16,237
		38,347
Oil & Gas — 0.0%
Crescent Energy Co.
2.75%, 03/15/2031*	15,000	17,220
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	9,035
		26,255
Software — 0.0%
Guidewire Software, Inc.
1.25%, 11/01/2029	22,000	21,904
Total Convertible Bonds & Notes (cost $81,954)		86,506
LOANS(4)(5)(6) — 0.1%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
7.78%, (TSFR1M+4.00%), 08/23/2028	10,854	10,870
Auto Parts & Equipment — 0.0%
Dexko Global, Inc. FRS
7.68%, (TSFR1M+3.75%), 10/04/2028	14,757	14,509
Chemicals — 0.0%
Hexion Holdings Corp. FRS
11.21%, (TSFR1M+1.44%), 03/15/2030	5,915	5,456
Commercial Services — 0.0%
Veritiv Operating Co. FRS
7.70%, (TSFR3M+4.00%), 11/29/2030	16,957	16,441
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
6.67%, (TSFR1M+3.00%), 06/27/2031	14,813	14,684
Entertainment — 0.0%
Scientific Games Holdings LP FRS
6.65%, (TSFR3M+3.00%), 04/04/2029	9,825	9,667
Environmental Control — 0.0%
Filtration Group Corp, FRS
6.17%, (TSFR1M+2.50%), 10/23/2028	9,364	9,362
Food — 0.0%
Froneri Lux FinCo SARL FRS
5.88% , (TSFR1M+2.25%), 09/30/2032	23,224	22,746

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Food (continued)
TreeHouse Foods, Inc. FRS
7.92% , (TSFR1M+4.25%), 02/04/2033	$10,000	$9,955
		32,701
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
7.42% , (TSFR1M+3.75%), 01/15/2031	23,510	23,540
Medline Borrower LP FRS
5.42% , (TSFR1M+1.75%), 10/23/2028	2,454	2,456
		25,996
Lodging — 0.0%
Fertitta Entertainment LLC FRS
6.92%, (TSFR1M+3.25%), 01/29/2029	4,948	4,844
Media — 0.0%
Directv Financing LLC FRS
9.18%, (TSFR3M+5.25%), 08/02/2029	21,864	21,904
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. FRS
9.92% , (TSFR1M+6.25%), 10/08/2030	14,888	14,343
Endo Finance Holdings, Inc. FRS
7.42% , (TSFR1M+3.75%), 04/23/2031	29,550	29,341
		43,684
Software — 0.0%
Cloud Software Group, Inc. FRS
6.95% , (TSFR3M+3.25%), 08/16/2032	1,509	1,373
Idera, Inc. FRS
7.16% , (TSFR3M+3.50%), 03/02/2028	19,649	15,503
Rocket Software, Inc. FRS
7.42% , (TSFR1M+3.75%), 11/28/2028	18,622	17,828
UKG, Inc. FRS
6.17% , (TSFR1M+2.50%), 02/10/2031	4,925	4,697
		39,401
Telecommunications — 0.0%
Connect Finco SARL FRS
8.17%, (TSFR1M+4.50%), 09/28/2029	9,738	9,742
Total Loans (cost $265,461)		259,261
ASSET BACKED SECURITIES — 0.1%
Auto Loan Receivables — 0.1%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	87,755	88,436
Commercial and Residential — 0.0%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.27%, (SOFR30A+1.60%), 05/20/2054*	27,775	27,815
Home Equity — 0.0%
JPMorgan Mtg. Trust VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(7)	47,587	47,751
Total Asset Backed Securities (cost $163,332)		164,002
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Commercial and Residential — 1.1%
AOA Trust VRS
Series 2025-1301, Class A 5.06%, 08/11/2042*(7)	$43,000	$43,102
BANK5
Series 2026-5YR20, Class AS 5.34%, 02/15/2059	42,000	42,612
Barclays Commercial Mtg. Trust
Series 2019-C3, Class A2 3.44%, 05/15/2052	40,891	40,180
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	24,580
BBCMS Mtg. Trust VRS
Series 2023-C20, Class XB 0.59%, 07/15/2056(7)(8)	1,187,000	38,650
Series 2025-5C34, Class XA 1.17%, 05/15/2058(7)(8)	1,549,427	66,256
Benchmark Mtg. Trust
Series 2019-B13, Class A2 2.89%, 08/15/2057	22,541	21,665
Series 2026-V21, Class AS 5.51%, 03/15/2059	55,000	55,615
BMO Mtg. Trust VRS
Series 2025-5C10, Class XA 1.35%, 05/15/2058(7)(8)	1,065,837	50,480
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.33%, 08/10/2049(7)(8)	179,237	8
Chase Home Lending Mtg. Trust FRS
Series 2025-7, Class A11 5.06%, (SOFR30A+1.40%), 05/25/2056*	18,886	18,927
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(7)	38,000	37,641
Series 2014-GC21, Class C 4.78%, 05/10/2047(7)	7,868	7,772
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 5.69%, 05/25/2035(7)	2,543	2,519
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	50,923	49,905
Commercial Mtg. Trust VRS
Series 2014-UBS4, Class XA 0.55%, 08/10/2047(7)(8)	108,358	351
Series 2014-CR15, Class B 3.68%, 02/10/2047(7)	24,026	23,198
Series 2014-CR17, Class C 4.47%, 05/10/2047(7)	58,000	54,593
Connecticut Avenue Securities Trust FRS
Series 2026-R01, Class 2A1 4.51%, (SOFR30A+0.85%), 01/25/2046*	57,055	56,698
Series 2025-R06, Class 1A1 4.56%, (SOFR30A+0.90%), 09/25/2045*	34,179	34,099
Series 2025-R01, Class 1A1 4.61%, (SOFR30A+0.95%), 01/25/2045*	22,148	22,093
Series 2022-R01, Class 1M1 4.66%, (SOFR30A+1.00%), 12/25/2041*	596	596
Series 2025-R02, Class 1A1 4.66%, (SOFR30A+1.00%), 02/25/2045*	15,393	15,369
Series 2025-R04, Class 1A1 4.66%, (SOFR30A+1.00%), 05/25/2045*	16,661	16,665

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2026-R01, Class 2M1 4.66%, (SOFR30A+1.00%), 01/25/2046*	$64,046	$64,033
Series 2025-R01, Class 1M1 4.76%, (SOFR30A+1.10%), 01/25/2045*	11,902	11,880
Series 2024-R06, Class 1A1 4.81%, (SOFR30A+1.15%), 09/25/2044*	19,664	19,658
Series 2025-R02, Class 1M1 4.81%, (SOFR30A+1.15%), 02/25/2045*	24,328	24,313
Series 2025-R04, Class 1M1 4.86%, (SOFR30A+1.20%), 05/25/2045*	36,932	36,944
Series 2025-R03, Class 2A1 5.11%, (SOFR30A+1.45%), 03/25/2045*	8,448	8,464
Series 2022-R05, Class 2M1 5.56%, (SOFR30A+1.90%), 04/25/2042*	785	786
Series 2022-R09, Class 2M1 6.16%, (SOFR30A+2.50%), 09/25/2042*	2,948	2,976
Series 2016-C04, Class 1M2 8.03%, (SOFR30A+4.36%), 01/25/2029	31,812	32,174
Series 2016-C07, Class 2M2 8.13%, (SOFR30A+4.46%), 05/25/2029	37,631	38,305
Series 2016-C05, Class 2M2 8.23%, (SOFR30A+4.56%), 01/25/2029	28,674	28,913
Series 2016-C03, Class 2M2 9.68%, (SOFR30A+6.01%), 10/25/2028	422	423
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.27%, 09/15/2039*(7)(8)	8	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	49,000	44,551
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	42,869
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class C 3.74%, 04/15/2050(7)	34,000	31,654
Series 2016-C7, Class AS 3.96%, 11/15/2049(7)	64,000	63,289
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(7)	54,000	52,819
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.29%, 08/10/2044*(7)	87,171	84,989
Federal Home Loan Mtg, Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA4, Class M1 4.76%, (SOFR30A+1.10%), 10/25/2045*	20,660	20,659
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.86%, 07/15/2045(7)	15,403	15,172
Series 2014-C23, Class B 4.54%, 09/15/2047(7)	87,221	86,043
JPMCC Commercial Mtg. Securities Trust
Series 2019-COR5, Class A2 3.15%, 06/13/2052	44,804	44,440
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2012-C6, Class D 4.97%, 05/15/2045(7)	7,065	7,047
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 4.91%, (SOFR30A+1.25%), 06/25/2055*	22,047	22,087
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(7)	$45,000	$41,647
Series 2016-C32, Class AS 3.99%, 12/15/2049(7)	91,000	89,199
Series 2012-C5, Class E 4.56%, 08/15/2045*(7)	23,347	23,182
Series 2013-C12, Class C 4.60%, 10/15/2046(7)	9,472	9,164
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 3.88%, 11/15/2049(7)	15,000	13,070
OBX Trust
Series 2023-NQM8, Class A1 7.05%, 09/25/2063*(9)	68,858	69,239
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	80,029
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,676
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	37,490
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	47,411
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	45,748
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(7)	44,000	40,168
Series 2015-LC20, Class C 4.06%, 04/15/2050(7)	12,783	12,495
WF-RBS Commercial Mtg. Trust VRS
Series 2012-C10, Class C 4.33%, 12/15/2045(7)	18,000	15,255
Series 2011-C3, Class D 5.46%, 03/15/2044*(7)	8,560	3,082
		2,062,917
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC FRS
4.61%, (SOFR30A+0.95%), 10/25/2054	96,785	96,966
8.50%, (-3.00*SOFR30A+19.52%), 03/15/2035(10)	4,684	4,830
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA1, Class A1 4.61%, (SOFR30A+0.95%), 01/25/2045*	44,945	44,861
Series 2025-DNA3, Class M1 4.76%, (SOFR30A+1.10%), 09/25/2045*	31,658	31,642
Series 2022-DNA2, Class M1A 4.96%, (SOFR30A+1.30%), 02/25/2042*	11,531	11,531
Series 2021-DNA6, Class M2 5.16%, (SOFR30A+1.50%), 10/25/2041*	9,748	9,757
Series 2021-DNA5, Class M2 5.31%, (SOFR30A+1.65%), 01/25/2034*	3,262	3,262
Series 2021-DNA7, Class M2 5.46%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,127
Series 2023-HQA3, Class A1 5.51%, (SOFR30A+1.85%), 11/25/2043*	12,824	12,914
Series 2023-HQA3, Class M1 5.51%, (SOFR30A+1.85%), 11/25/2043*	3,837	3,856
Series 2023-HQA2, Class M1A 5.66%, (SOFR30A+2.00%), 06/25/2043*	1,616	1,616

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-DNA6, Class M1A 5.81%, (SOFR30A+2.15%), 09/25/2042*	$1,776	$1,780
Series 2022-DNA5, Class M1A 6.61%, (SOFR30A+2.95%), 06/25/2042*	37,882	38,445
Federal National Mtg. Assoc. REMIC FRS
Series 2024-82, Class FE 4.61%, (SOFR30A+0.95%), 11/25/2054	26,913	26,963
Series 2025-25, Class FB 4.61%, (SOFR30A+0.95%), 04/25/2055	76,039	76,157
Series 2024-98, Class FA 4.81%, (SOFR30A+1.15%), 12/25/2053	80,344	80,893
Series 2024-77, Class DF 4.86%, (SOFR30A+1.20%), 10/25/2053	21,192	21,381
Series 2024-89, Class FA 4.86%, (SOFR30A+1.20%), 12/25/2054	137,462	138,579
Government National Mtg. Assoc. VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(7)(8)	717,444	44,151
Government National Mtg. Assoc. REMIC FRS
Series 2024-78, Class QF 4.77%, (SOFR30A+1.10%), 05/20/2054	151,875	152,598
		853,309
Total Collateralized Mortgage Obligations (cost $3,168,421)		2,916,226
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.6%
U.S. Government — 2.9%
United States Treasury Bonds
1.88%, 02/15/2051	480,000	266,531
2.00%, 08/15/2051	380,000	216,348
2.75%, 08/15/2042(11)	1,790,000	1,368,791
2.88%, 05/15/2052	90,000	62,416
3.00%, 02/15/2049	320,000	233,712
3.38%, 11/15/2048	100,000	78,363
3.63%, 02/15/2053	100,000	80,258
United States Treasury Notes
1.50%, 02/15/2030	660,000	603,951
1.63%, 05/15/2026 to 09/30/2026	1,710,000	1,697,911
2.38%, 03/31/2029	470,000	450,778
3.38%, 05/15/2033	100,000	95,262
3.88%, 08/15/2033	710,000	696,993
		5,851,314
U.S. Government Agency — 3.7%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	831,624	714,069
3.00%, 08/01/2052	833,036	744,342
3.50%, 06/01/2052	836,896	773,887
5.50%, 06/01/2035	744	761
7.50%, 10/01/2029	372	380
Federal National Mtg. Assoc.
1.50%, 11/01/2041	483,972	407,945
2.00%, 09/01/2050	862,240	702,769
2.50%, 11/01/2051	1,735,371	1,487,018
3.00%, 09/01/2046 to 10/01/2046	187,737	169,304
5.28%, 12/01/2028	40,000	41,030
6.00%, 06/01/2036	284	294
6.50%, 07/01/2036 to 11/01/2036	17,105	17,965
7.00%, 06/01/2033 to 04/01/2035	2,108	2,214
Government National Mtg. Assoc.
3.00%, 11/20/2051	730,861	648,378
3.50%, 05/20/2052	893,647	820,696
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, 03/20/2053	$836,261	$790,499
6.00%, 11/20/2053	12,279	12,598
6.50%, 08/20/2037 to 09/20/2037	4,586	4,972
		7,339,121
Total U.S. Government & Agency Obligations (cost $13,553,281)		13,190,435
MUNICIPAL SECURITIES — 0.2%
California Health Facilities Financing Authority Revenue Bonds
4.19%, 06/01/2037	30,000	28,093
City of Orange, CA Revenue Bonds
2.65%, 06/01/2034	15,000	12,860
City of Pomona CA Revenue Bonds
3.72%, 08/01/2040	10,000	8,620
County of Fresno CA Revenue Bonds
0.01%, 08/15/2032	20,000	14,962
County of Tulare CA Revenue Bonds
4.45%, 06/01/2037	25,000	23,847
Georgia Higher Education Facilities Authority Revenue Bonds
5.27%, 01/01/2040	5,000	5,008
JobsOhio Beverage System Revenue Bonds
2.83%, 01/01/2038	15,000	12,672
New Jersey Transportation Trust Fund Authority Revenue Bonds
6.56%, 12/15/2040	5,000	5,530
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
4.66%, 02/01/2036	20,000	19,802
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	27,284
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.69%, 06/01/2054	20,000	20,122
Redevelopment Authority of the City of Philadelphia Revenue Bonds
5.00%, 11/01/2038	30,000	29,646
State Board of Administration Finance Corp. Revenue Bonds
5.53%, 07/01/2034	30,000	31,435
State of California General Obligation Bonds
4.35%, 11/01/2032	40,000	39,881
7.50%, 04/01/2034	30,000	34,465
State of Illinois General Obligation Bonds
4.95%, 04/01/2033	25,000	25,377
Total Municipal Securities (cost $336,896)		339,604
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Core MSCI Emerging Markets ETF	4,432	309,132
SPDR S&P 500 Trust ETF	723	470,196

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
SPDR S&P MidCap 400 Trust ETF	104	$64,143
Xtrackers Harvest CSI 300 China A-Shares ETF	8,265	269,769
Total Unaffiliated Investment Companies (cost $1,121,382)		1,113,240
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(12) (cost $4)	$20,000	2
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR†(12)	843	552
Icosavax, Inc. CVR†(12)	535	166
Metsera, Inc. CVR†(12)	258	1,264
Sage Therapeutics, Inc. CVR†(12)	2,828	509
		2,491
Pharmaceuticals — 0.0%
Blueprint Medic CVR	262	121
Total Rights (cost $2,608)		2,612
Total Long-Term Investment Securities (cost $155,421,342)		191,797,920
SHORT-TERM INVESTMENTS — 1.4%
Sovereign — 1.4%
Federal Home Loan Bank Disc. Notes
3.55%, 04/01/2026 (cost $2,780,000)	2,780,000	2,779,723
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.0%
Agreement with Bank of America Securities, Inc., bearing interest at 3.66% dated 03/31/2026, to be repurchased 04/01/2026 in the amount of $4,000,407 and collateralized by $4,223,000 of United States Treasury Notes, bearing interest at 2.63% due 07/31/2029 and having an approximate value of $4,089,963 (cost $4,000,000)	$4,000,000	$4,000,000
TOTAL INVESTMENTS (cost $162,201,342)(13)	99.9%	198,577,643
Other assets less liabilities	0.1	291,900
NET ASSETS	100.0%	$198,869,543

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Allocation Moderately Aggressive Portfolio has no
right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $9,568,120 representing 4.8% of net assets.

(1)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AMN Healthcare Services, Inc.	11/18/25, 03/11/26	1,330	$25,188	$24,392	$18.34	0.0%
Delek US Holdings, Inc.	03/11/26	186	7,814	8,383	45.07	0.0
Peabody Energy Corp.	07/07/25	1,573	22,748	51,830	32.95	0.0
				$84,605		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)
The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)
Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated
maturities shown.

(7)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(8)	Interest Only

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2026.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2026.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Securities classified as Level 3 (see Note 2).
(13)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SEHK—Hong Kong Stock Exchange
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Total Return Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Etihad Etisalat Co.	Less than 1-Month SOFR +1.000%	Monthly	06/23/2026	$110,359	$—	$887	$887
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR +1.000	Monthly	06/23/2026	129,866	—	2,652	2,652
Bank of America, N.A.	Pay	Rasan Information Technology Co.	Less than 1-Month SOFR	Monthly	06/23/2026	39,214	—	2,158	2,158
Bank of America, N.A.	Pay	Rasan Information Technology Co.	Less than 1-Month SOFR	Monthly	06/23/2026	39,214	—	2,158	2,158
							$—	$7,855	$7,855

SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Short	E-Mini Russell 2000 Index	June 2026	$2,016,602	$2,009,760	$6,842
5	Short	MSCI Emerging Markets Index	June 2026	374,541	363,650	10,891
4	Short	S&P 500 E-Mini Index	June 2026	1,351,041	1,314,150	36,891
22	Short	U.S. Treasury 10 Year Notes	June 2026	2,481,156	2,443,031	38,125
7	Short	U.S. Treasury Ultra 10 Year Notes	June 2026	811,035	794,610	16,425
						$109,174

						Unrealized (Depreciation)
11	Long	MSCI EAFE Index	June 2026	$1,612,788	$1,595,605	$(17,183)
9	Long	TOPIX Index	June 2026	2,043,201	1,987,083	(56,118)
13	Long	U.S. Treasury 2 Year Notes	June 2026	2,716,511	2,696,789	(19,722)
24	Long	U.S. Treasury 5 Year Notes	June 2026	2,634,220	2,596,313	(37,907)
2	Long	U.S. Treasury Long Bonds	June 2026	235,294	227,750	(7,544)
4	Long	U.S. Treasury Ultra Bonds	June 2026	482,325	466,250	(16,075)
						$(154,549)
		Net Unrealized Appreciation (Depreciation)				$(45,375)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	546,300	USD	369,736	04/15/2026	$—	$(7,123)
	BRL	1,544,600	USD	287,100	06/17/2026	—	(6,125)
	EUR	4,300	USD	4,981	06/17/2026	—	(6)
	HKD	183,500	USD	23,554	05/13/2026	99	—
	HUF	6,788,200	USD	19,640	06/17/2026	—	(667)
	MXN	159,100	USD	9,200	04/15/2026	329	—
	SEK	6,623,400	USD	706,553	06/17/2026	4,213	—

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	37,282	AUD	55,800	04/15/2026	$1,211	$—
	USD	280,303	CHF	219,200	06/17/2026	—	(3,881)
	USD	134,221	DKK	871,700	06/17/2026	1,143	—
	USD	701,988	EUR	610,700	06/17/2026	6,342	—
	USD	134,628	GBP	101,700	06/17/2026	—	(48)
	USD	203,362	JPY	31,653,300	05/13/2026	—	(3,220)
	USD	36,376	MXN	659,600	04/15/2026	398	—
	USD	5,714	NOK	55,700	06/17/2026	35	—
	USD	4,494	PLN	16,800	06/17/2026	30	—
	USD	104,253	ZAR	1,709,000	04/15/2026	—	(3,354)
	ZAR	526,400	USD	31,725	04/15/2026	646	—
						14,446	(24,424)
Barclays Bank PLC	JPY	756,200	USD	4,858	05/13/2026	77	—
	NZD	43,900	USD	25,255	04/15/2026	17	—
	TWD	10,764,600	USD	336,131	05/13/2026	712	—
	USD	49,708	AUD	74,400	04/15/2026	1,615	—
	USD	52,435	CHF	41,000	06/17/2026	—	(732)
	USD	2,989	EUR	2,600	06/17/2026	27	—
	USD	15,488	GBP	11,700	06/17/2026	—	(5)
	USD	45,712	HKD	356,200	05/13/2026	—	(182)
	USD	12,357	ILS	38,900	04/15/2026	22	—
	USD	5,432	MXN	98,500	04/15/2026	60	—
	USD	10,507	NOK	101,600	06/17/2026	—	(20)
	USD	184,047	SEK	1,723,700	06/17/2026	—	(1,267)
	USD	10,766	SGD	13,600	05/13/2026	—	(157)
	USD	101,271	TWD	3,202,800	05/13/2026	—	(1,474)
	USD	11,944	ZAR	198,000	04/15/2026	—	(255)
						2,530	(4,092)
Citibank, N.A.	DKK	1,135,400	USD	174,841	06/17/2026	—	(1,472)
	EUR	186,100	USD	213,916	06/17/2026	—	(1,936)
	GBP	426,900	USD	565,111	06/17/2026	193	—
	HKD	237,600	USD	30,445	05/13/2026	75	—
	HUF	8,515,700	USD	24,636	06/17/2026	—	(838)
	JPY	143,876,000	USD	919,237	05/13/2026	9,519	—
	PLN	84,300	USD	22,548	06/17/2026	—	(155)
	USD	27,060	AUD	40,500	04/15/2026	878	—
	USD	95,467	HKD	744,300	05/13/2026	—	(330)
	USD	5,468	NOK	53,300	06/17/2026	34	—
	USD	9,484	SEK	88,900	06/17/2026	—	(57)
	USD	6,839	SGD	8,700	05/13/2026	—	(52)
	ZAR	601,500	USD	36,283	04/15/2026	771	—
						11,470	(4,840)
Goldman Sachs International	BRL	258,100	USD	47,983	06/17/2026	—	(1,015)
	CHF	248,200	USD	317,424	06/17/2026	4,431	—
	GBP	207,400	USD	274,542	06/17/2026	89	—
	HUF	10,252,400	USD	29,662	06/17/2026	—	(1,008)
	ILS	341,300	USD	108,427	04/15/2026	—	(189)
	INR	25,029,800	USD	274,838	05/13/2026	9,494	—
	PLN	149,200	USD	39,911	06/17/2026	—	(270)
	USD	60,067	AUD	86,600	04/15/2026	—	(327)
	USD	32,185	EUR	28,000	06/17/2026	292	—
	USD	484,476	HKD	3,775,400	05/13/2026	—	(1,900)
	USD	105,481	JPY	16,417,800	05/13/2026	—	(1,673)
	USD	93,725	MXN	1,699,400	04/15/2026	1,021	—
	USD	3,344	NOK	32,600	06/17/2026	21	—
	USD	4,726	SEK	44,300	06/17/2026	—	(28)
	USD	8,807	ZAR	142,400	04/15/2026	—	(399)
	ZAR	329,700	USD	20,093	04/15/2026	627	—
						15,975	(6,809)
HSBC Bank PLC	CNH	343,100	USD	49,774	05/13/2026	—	(184)

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	HKD	4,763,700	USD	611,130	05/13/2026	$2,229	$—
	ILS	671,700	USD	214,082	04/15/2026	318	—
	PLN	24,300	USD	6,529	06/17/2026	—	(15)
	SGD	28,800	USD	22,799	05/13/2026	333	—
	USD	25,480	CHF	19,900	06/17/2026	—	(385)
	USD	37,916	DKK	245,400	06/17/2026	192	—
	USD	8,997	EUR	7,800	06/17/2026	50	—
	USD	32,452	GBP	24,400	06/17/2026	—	(163)
	USD	200,556	HKD	1,564,000	05/13/2026	—	(644)
	USD	299,258	JPY	46,578,700	05/13/2026	—	(4,744)
	USD	5,550	NOK	53,800	06/17/2026	3	—
	USD	221,516	SEK	2,062,500	06/17/2026	—	(2,810)
	USD	4,626	SGD	5,800	05/13/2026	—	(102)
						3,125	(9,047)
JPMorgan Chase Bank, N.A.	EUR	449,800	USD	520,229	06/17/2026	—	(1,479)
	NOK	765,200	USD	79,101	06/17/2026	119	—
	USD	366,103	CHF	285,300	06/17/2026	—	(6,326)
						119	(7,805)
Morgan Stanley & Co. International PLC	AUD	98,700	USD	69,416	04/15/2026	1,329	—
	CHF	184,300	USD	236,371	06/17/2026	3,959	—
	CNH	1,571,500	USD	228,010	05/13/2026	—	(811)
	DKK	920,300	USD	142,503	06/17/2026	—	(408)
	EUR	34,900	USD	40,341	06/17/2026	—	(138)
	GBP	257,600	USD	343,247	06/17/2026	2,365	—
	MXN	43,300	USD	2,400	04/15/2026	—	(14)
	SEK	802,400	USD	86,292	06/17/2026	1,206	—
	USD	133,008	AUD	194,600	04/15/2026	1,235	—
	USD	70,976	CHF	55,300	06/17/2026	—	(1,240)
	USD	18,336	DKK	118,300	06/17/2026	34	—
	USD	279,538	EUR	241,600	06/17/2026	686	—
	USD	130,654	GBP	98,000	06/17/2026	—	(971)
	USD	13,103	HKD	102,100	05/13/2026	—	(52)
	USD	448,066	JPY	70,500,600	05/13/2026	—	(2,295)
	USD	91,873	NOK	888,800	06/17/2026	—	(133)
	USD	24,009	NZD	41,500	04/15/2026	—	(151)
	USD	21,570	PLN	80,000	06/17/2026	—	(25)
	USD	57,794	SGD	73,000	05/13/2026	—	(850)
	ZAR	1,026,600	USD	62,281	04/15/2026	1,671	—
						12,485	(7,088)
State Street Bank & Trust Co.	GBP	250,900	USD	333,704	06/17/2026	1,688	—
	HKD	5,113,800	USD	655,843	05/13/2026	2,191	—
	HUF	5,269,200	USD	15,366	06/17/2026	—	(397)
	USD	125,738	AUD	187,100	04/15/2026	3,331	—
	USD	137,507	CHF	107,400	06/17/2026	—	(2,071)
	USD	13,180	DKK	85,300	06/17/2026	66	—
	USD	301,742	EUR	261,600	06/17/2026	1,679	—
	USD	288,233	HKD	2,246,500	05/13/2026	—	(1,083)
	USD	137,466	JPY	21,397,200	05/13/2026	—	(2,173)
	USD	36,386	PLN	135,400	06/17/2026	79	—
	USD	91,213	SEK	849,300	06/17/2026	—	(1,154)
	USD	118,587	SGD	149,800	05/13/2026	—	(1,735)
	ZAR	1,352,600	USD	81,816	04/15/2026	1,959	—
						10,993	(8,613)
Toronto Dominion Bank	EUR	450,900	USD	520,115	06/17/2026	—	(2,869)
	HUF	3,537,500	USD	10,316	06/17/2026	—	(266)
	USD	108,869	AUD	162,000	04/15/2026	2,885	—
	USD	202,830	GBP	152,500	06/17/2026	—	(1,026)
	USD	20,983	HKD	163,400	05/13/2026	—	(97)
	USD	9,636	NOK	93,400	06/17/2026	4	—

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	355,159	SEK	3,306,800	06/17/2026	$—	$(4,509)
	USD	10,259	ZAR	169,100	04/15/2026	—	(276)
						2,889	(9,043)
UBS AG	HKD	553,600	USD	71,037	05/13/2026	275	—
	ILS	80,100	USD	25,533	04/15/2026	42	—
	USD	171,156	AUD	254,700	04/15/2026	4,546	—
	USD	121,509	CHF	94,900	06/17/2026	—	(1,835)
	USD	10,477	DKK	67,800	06/17/2026	51	—
	USD	307,849	EUR	266,900	06/17/2026	1,719	—
	USD	155,861	JPY	23,705,200	05/13/2026	—	(5,974)
	USD	53,406	MXN	963,400	04/15/2026	305	—
	USD	14,725	PLN	54,800	06/17/2026	33	—
	ZAR	152,200	USD	9,232	04/15/2026	246	—
						7,217	(7,809)
Westpac Banking Corp.	EUR	292,700	USD	336,445	06/17/2026	—	(3,048)
	MXN	198,000	USD	11,472	04/15/2026	433	—
	USD	22,382	AUD	33,500	04/15/2026	728	—
						1,161	(3,048)
Unrealized Appreciation (Depreciation)						$82,410	$(92,618)

AUD—Australian Dollar
BRL—Brazilian Real
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$3,184,574	$671,591	$—	$3,856,165
Agriculture	1,291,953	297,594	—	1,589,547
Airlines	302,066	611,347	—	913,413
Apparel	158,436	260,674	—	419,110
Auto Manufacturers	2,473,331	354,264	—	2,827,595
Auto Parts & Equipment	355,309	260,227	—	615,536
Banks	7,683,969	6,016,120	—	13,700,089
Beverages	1,625,002	312,328	—	1,937,330
Biotechnology	3,426,692	31,037	—	3,457,729
Building Materials	206,960	810,396	—	1,017,356
Chemicals	2,065,304	238,102	—	2,303,406
Commercial Services	950,671	347,116	—	1,297,787
Computers	9,138,302	341,968	—	9,480,270
Cosmetics/Personal Care	1,957,113	74,826	—	2,031,939
Distribution/Wholesale	45,378	534,054	—	579,432
Diversified Financial Services	4,131,312	854,011	—	4,985,323
Electric	2,250,701	1,128,300	—	3,379,001
Electrical Components & Equipment	207,697	688,451	—	896,148
Electronics	709,629	670,396	—	1,380,025
Engineering & Construction	382,902	871,918	—	1,254,820
Entertainment	64,782	199,257	—	264,039
Food	364,876	774,410	—	1,139,286
Food Service	—	190,319	—	190,319
Hand/Machine Tools	144,131	311,991	—	456,122

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Healthcare-Products	$1,316,967	$94,252	$—	$1,411,219
Healthcare-Services	702,958	274,540	—	977,498
Holding Companies-Diversified	—	129,215	—	129,215
Home Builders	243,472	65,021	—	308,493
Home Furnishings	42,533	72,192	—	114,725
Household Products/Wares	115,005	260,513	—	375,518
Insurance	4,021,127	1,712,385	—	5,733,512
Internet	18,938,512	1,288,845	—	20,227,357
Investment Companies	—	375,405	—	375,405
Iron/Steel	8,600	365,388	—	373,988
Lodging	191,813	158,812	—	350,625
Machinery-Construction & Mining	4,029,855	94,212	—	4,124,067
Machinery-Diversified	463,626	148,418	—	612,044
Media	338,345	47,762	—	386,107
Mining	302,835	1,477,765	—	1,780,600
Miscellaneous Manufacturing	299,377	82,846	—	382,223
Oil & Gas	1,441,896	1,951,721	—	3,393,617
Pharmaceuticals	6,179,359	2,514,226	—	8,693,585
Private Equity	—	176,844	—	176,844
Real Estate	330,912	74,834	—	405,746
Retail	2,116,771	621,155	—	2,737,926
Semiconductors	15,229,421	4,037,044	—	19,266,465
Shipbuilding	—	299,258	—	299,258
Software	10,055,080	555,900	—	10,610,980
Telecommunications	3,475,919	1,705,883	—	5,181,802
Toys/Games/Hobbies	139,277	224,774	—	364,051
Transportation	1,105,154	123,612	—	1,228,766
Other Industries	7,931,595	—	—	7,931,595
Convertible Preferred Stocks	34,468	—	—	34,468
Corporate Bonds & Notes	—	15,766,546	—	15,766,546
Convertible Bonds & Notes	—	86,506	—	86,506
Loans	—	259,261	—	259,261
Asset Backed Securities	—	164,002	—	164,002
Collateralized Mortgage Obligations	—	2,916,226	—	2,916,226
U.S. Government & Agency Obligations	—	13,190,435	—	13,190,435
Municipal Securities	—	339,604	—	339,604
Unaffiliated Investment Companies	1,113,240	—	—	1,113,240
Escrows and Litigation Trusts	—	—	2	2
Rights	—	—	2,612	2,612
Short-Term Investments	—	2,779,723	—	2,779,723
Repurchase Agreements	—	4,000,000	—	4,000,000
Total Investments at Value	$123,289,207	$75,285,822	$2,614	$198,577,643
Other Financial Instruments:†
Swaps	$—	$7,855	$—	$7,855
Futures Contracts	109,174	—	—	109,174
Forward Foreign Currency Contracts	—	82,410	—	82,410
Total Other Financial Instruments	$109,174	$90,265	$—	$199,439
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$154,549	$—	$—	$154,549
Forward Foreign Currency Contracts	—	92,618	—	92,618
Total Other Financial Instruments	$154,549	$92,618	$—	$247,167

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 25.7%
Advertising — 0.1%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$102,000	$102,283
Omnicom Group, Inc.
4.20%, 03/02/2029	27,000	26,714
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	170,000	177,261
WPP 2025 LLC
6.50%, 03/30/2036	90,000	88,673
		394,931
Aerospace/Defense — 0.4%
ATI, Inc.
4.88%, 10/01/2029	39,000	38,480
5.13%, 10/01/2031	20,000	19,759
Boeing Co.
2.95%, 02/01/2030	505,000	475,243
3.20%, 03/01/2029	105,000	101,272
3.38%, 06/15/2046	43,000	29,568
3.60%, 05/01/2034	65,000	58,186
3.75%, 02/01/2050	50,000	35,468
5.15%, 05/01/2030	454,000	461,600
5.71%, 05/01/2040	842,000	843,324
5.81%, 05/01/2050	31,000	29,968
5.93%, 05/01/2060	57,000	54,714
6.39%, 05/01/2031	275,000	293,244
Embraer Netherlands Finance BV
5.40%, 01/09/2038	19,000	18,162
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	59,000	58,540
5.73%, 03/16/2056*	56,000	55,353
L3Harris Technologies, Inc.
5.40%, 07/31/2033	53,000	54,378
Moog, Inc.
5.50%, 10/15/2034*	35,000	35,110
		2,662,369
Agriculture — 0.4%
BAT Capital Corp.
5.83%, 02/20/2031	395,000	413,359
Philip Morris International, Inc.
4.38%, 11/01/2027	395,000	395,964
4.75%, 11/01/2031	695,000	698,159
5.13%, 02/15/2030	90,000	91,831
5.13%, 02/13/2031	295,000	301,719
5.38%, 02/15/2033	780,000	801,639
5.63%, 09/07/2033	130,000	135,636
		2,838,307
Airlines — 0.1%
Air Canada
3.88%, 08/15/2026*	32,000	31,840
American Airlines, Inc.
7.25%, 02/15/2028*	27,000	27,154
British Airways Pass Through Trust
2.90%, 09/15/2036*	68,827	63,125
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	185,000	174,836
Southwest Airlines Co.
5.25%, 11/15/2035	92,000	86,352
United Airlines Holdings, Inc.
5.38%, 03/01/2031	10,000	9,793
Security Description		Shares or Principal Amount	Value

Airlines (continued)
United Airlines, Inc.
4.63%, 04/15/2029*		$29,000	$28,453
			421,553
Apparel — 0.0%
Wolverine World Wide
4.00%, 08/15/2029*		205,000	189,752
Auto Manufacturers — 0.1%
BMW US Capital LLC
5.00%, 03/19/2033*		23,000	22,736
General Motors Financial Co., Inc.
3.10%, 01/12/2032		26,000	23,327
5.60%, 06/18/2031		131,000	134,078
5.90%, 01/07/2035		37,000	37,662
Hyundai Capital America
4.75%, 04/06/2029*		82,000	82,013
5.40%, 06/23/2032*		47,000	47,838
			347,654
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*		34,000	33,651
7.75%, 10/15/2033*		30,000	29,205
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051		57,000	35,163
Clarios Global LP/Clarios US Finance Co.
4.75%, 06/15/2031	EUR	115,000	130,513
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.13%, 04/15/2031*		24,000	23,660
6.38%, 04/15/2034*		8,000	7,765
			259,957
Banks — 4.1%
Bank of America Corp.
1.90%, 07/23/2031		190,000	169,222
1.92%, 10/24/2031		445,000	394,379
2.30%, 07/21/2032		1,525,000	1,346,170
3.31%, 04/22/2042		58,000	44,229
3.42%, 12/20/2028		96,000	94,308
3.85%, 03/08/2037		233,000	215,827
4.08%, 04/23/2040		127,000	110,526
4.57%, 04/27/2033		42,000	41,266
5.16%, 01/24/2031		105,000	107,000
5.43%, 08/15/2035		47,000	46,890
5.52%, 10/25/2035		158,000	157,996
6.11%, 01/29/2037		119,000	124,797
Bank of New York Mellon Corp.
4.94%, 02/11/2031		82,000	83,082
Bank of Nova Scotia
4.59%, 05/04/2037		128,000	122,449
BankUnited, Inc.
5.13%, 06/11/2030		133,000	132,445
Barclays PLC
3.56%, 09/23/2035		208,000	193,726
Citigroup, Inc.
2.90%, 11/03/2042		23,000	16,420
4.45%, 09/29/2027		67,000	67,002
4.50%, 09/11/2031		940,000	929,316
4.54%, 09/19/2030		73,000	72,747
4.95%, 05/07/2031		650,000	654,213
5.17%, 09/11/2036		44,000	43,617
5.41%, 09/19/2039		127,000	124,061

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.88%, 02/22/2033		$85,000	$88,932
6.00%, 10/31/2033		311,000	325,669
Citizens Financial Group, Inc.
5.72%, 07/23/2032		143,000	146,991
CrediaBank SA
9.38%, 01/31/2031	EUR	100,000	120,792
Credit Agricole SA
5.22%, 05/27/2031*		250,000	253,037
Deutsche Bank AG
3.55%, 09/18/2031		150,000	141,018
3.74%, 01/07/2033		200,000	182,284
First Citizens BancShares, Inc.
5.60%, 09/05/2035		52,000	50,823
6.25%, 03/12/2040		67,000	65,513
FNB Corp.
5.72%, 12/11/2030		114,000	114,708
Goldman Sachs Group, Inc.
1.99%, 01/27/2032		80,000	70,211
2.38%, 07/21/2032		83,000	73,270
3.21%, 04/22/2042		75,000	55,611
4.15%, 01/21/2029		135,000	134,167
4.22%, 05/01/2029		58,000	57,673
4.37%, 10/21/2031		47,000	46,085
4.41%, 04/23/2039		210,000	188,072
4.69%, 10/23/2030		362,000	362,283
5.05%, 07/23/2030		850,000	860,240
5.07%, 01/21/2037		300,000	293,302
5.22%, 04/23/2031		255,000	259,301
5.54%, 01/21/2047		35,000	33,353
6.75%, 10/01/2037		225,000	242,702
HSBC Holdings PLC
2.85%, 06/04/2031		350,000	323,453
4.62%, 11/06/2031		500,000	493,056
4.68%, 03/10/2032		640,000	631,519
5.21%, 08/11/2028		225,000	226,818
5.24%, 05/13/2031		720,000	730,141
Huntington Bancshares, Inc.
5.61%, 01/28/2041		56,000	54,651
JPMorgan Chase & Co.
2.07%, 06/01/2029		276,000	262,613
2.53%, 11/19/2041		200,000	139,754
2.55%, 11/08/2032		969,000	861,357
2.58%, 04/22/2032		315,000	284,653
3.54%, 05/01/2028		219,000	216,967
4.26%, 10/22/2031		680,000	669,379
4.51%, 10/22/2028		669,000	668,858
4.91%, 07/25/2033		32,000	32,022
4.95%, 10/22/2035		285,000	281,874
5.00%, 07/22/2030		1,060,000	1,075,049
5.10%, 04/22/2031		705,000	717,801
5.30%, 07/24/2029		580,000	590,825
5.34%, 01/23/2035		265,000	269,067
5.53%, 11/29/2045		22,000	21,608
5.58%, 04/22/2030		830,000	855,453
5.58%, 07/23/2036		198,000	200,516
6.09%, 10/23/2029		165,000	171,448
KeyCorp
5.31%, 01/28/2037		32,000	31,339
M&T Bank Corp.
5.40%, 07/30/2035		44,000	43,858
Metro Bank Holdings PLC
12.00%, 04/30/2029	GBP	100,000	148,245
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mizuho Financial Group, Inc.
5.78%, 07/06/2029	$200,000	$205,515
Morgan Stanley
1.79%, 02/13/2032	75,000	64,945
1.93%, 04/28/2032	270,000	234,040
2.48%, 09/16/2036	65,000	55,925
2.70%, 01/22/2031	690,000	640,681
3.22%, 04/22/2042	88,000	66,343
3.62%, 04/01/2031	28,000	26,849
4.24%, 01/09/2030	585,000	579,096
4.65%, 10/18/2030	470,000	469,806
4.71%, 03/12/2032	460,000	456,903
5.17%, 01/16/2030	121,000	122,702
5.23%, 01/15/2031	165,000	167,538
5.30%, 04/20/2037	97,000	96,764
5.31%, 01/18/2041	44,000	42,474
5.32%, 07/19/2035	431,000	432,495
5.45%, 07/20/2029	220,000	223,922
5.47%, 01/18/2035	155,000	157,561
5.66%, 04/18/2030	530,000	545,222
5.83%, 04/19/2035	355,000	368,557
5.94%, 02/07/2039	73,000	74,624
6.41%, 11/01/2029	310,000	323,546
Morgan Stanley VRS
3.59%, 07/22/2028(1)	198,000	195,672
Morgan Stanley Private Bank NA
4.21%, 02/08/2030	900,000	890,887
NatWest Group PLC
3.03%, 11/28/2035	200,000	182,088
5.91%, 03/03/2047	200,000	194,836
PNC Financial Services Group, Inc.
5.42%, 01/25/2041	19,000	18,613
Regions Financial Corp.
5.72%, 06/06/2030	58,000	59,482
7.38%, 12/10/2037	98,000	110,895
Royal Bank of Canada
4.72%, 03/27/2028	92,000	92,328
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033	200,000	199,237
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	37,000	36,939
5.30%, 02/27/2032	53,000	52,256
Toronto-Dominion Bank
4.93%, 10/15/2035	47,000	46,241
US Bancorp
2.49%, 11/03/2036	224,000	193,657
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	66,000	64,527
Webster Financial Corp.
5.78%, 09/11/2035	68,000	69,060
Wells Fargo & Co.
2.57%, 02/11/2031	53,000	49,024
2.88%, 10/30/2030	33,000	31,135
3.07%, 04/30/2041	70,000	52,553
3.35%, 03/02/2033	665,000	610,594
4.08%, 09/15/2029	93,000	91,977
4.75%, 12/07/2046	18,000	15,089
4.90%, 07/25/2033	158,000	157,192
5.50%, 01/23/2035	161,000	163,890
5.61%, 01/15/2044	52,000	49,759
6.49%, 10/23/2034	365,000	395,205

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Western Alliance Bank
6.54%, 11/15/2035	$100,000	$97,943
		28,936,636
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	118,000	106,338
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	121,000	119,800
Constellation Brands, Inc.
4.35%, 05/09/2027	34,000	33,956
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	719,000	635,101
3.20%, 05/01/2030	51,000	47,820
3.95%, 04/15/2029	250,000	244,907
4.05%, 04/15/2032	355,000	335,843
4.60%, 05/15/2030	44,000	43,542
5.20%, 03/15/2031	253,000	255,772
5.30%, 03/15/2034	267,000	264,724
Maple Parent Holdings Corp.
4.75%, 03/26/2029*	120,000	119,981
5.70%, 03/26/2036*	47,000	46,698
6.63%, 03/26/2056*	61,000	60,404
PepsiCo., Inc.
3.60%, 02/18/2028	44,000	43,658
4.45%, 02/07/2028	52,000	52,417
4.65%, 07/23/2032	45,000	45,321
		2,456,282
Biotechnology — 0.1%
Amgen, Inc.
3.15%, 02/21/2040	120,000	93,333
4.20%, 02/19/2031	34,000	33,534
4.40%, 05/01/2045	22,000	18,556
4.85%, 02/19/2036	20,000	19,651
5.15%, 03/02/2028	54,000	54,791
5.65%, 03/02/2053	78,000	75,546
5.75%, 03/02/2063	39,000	37,514
Gilead Sciences, Inc.
4.80%, 11/15/2029	57,000	58,060
5.10%, 06/15/2035	37,000	37,381
Royalty Pharma PLC
2.15%, 09/02/2031	105,000	91,503
5.15%, 09/02/2029	31,000	31,558
5.20%, 09/25/2035	415,000	409,577
		961,004
Building Materials — 0.1%
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*	85,000	79,711
12.75%, 01/15/2031*(2)	46,200	35,660
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	204,369
JH North America Holdings, Inc.
6.13%, 07/31/2032*	120,000	119,522
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	24,000	21,361
Owens Corning
5.50%, 06/15/2027	30,000	30,357
		490,980
Security Description		Shares or Principal Amount	Value

Chemicals — 0.2%
Celanese US Holdings LLC
6.50%, 04/15/2030		$95,000	$96,947
7.00%, 02/15/2031		15,000	15,402
7.38%, 02/15/2034		45,000	46,104
CF Industries, Inc.
5.30%, 11/26/2035		35,000	34,859
5.38%, 03/15/2044		91,000	84,785
Dow Chemical Co.
5.65%, 03/15/2036		59,000	58,446
Eastman Chemical Co.
4.50%, 02/20/2031		46,000	44,977
5.75%, 03/08/2033		65,000	67,185
Ecolab, Inc.
2.70%, 12/15/2051		88,000	52,798
4.30%, 06/15/2028		23,000	23,055
5.25%, 01/15/2028		58,000	59,051
Itelyum Regeneration Spa
5.75%, 04/15/2030	EUR	200,000	228,024
Methanex US Operations, Inc.
6.25%, 03/15/2032*		55,000	56,269
Minerals Technologies, Inc.
5.00%, 07/01/2028*		47,000	46,203
Nutrien, Ltd.
5.20%, 06/21/2027		28,000	28,270
OCP SA
6.70%, 03/01/2036*		200,000	205,030
Olympus Water US Holding Corp.
6.25%, 10/01/2029*		200,000	189,008
PPG Industries, Inc.
4.38%, 03/15/2031		65,000	63,998
Tronox, Inc.
4.63%, 03/15/2029*		100,000	80,071
Westlake Corp.
3.38%, 08/15/2061		78,000	45,753
			1,526,235
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*		16,000	16,120
Commercial Services — 0.3%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		175,000	180,463
Champions Financing, Inc.
8.75%, 02/15/2029*		59,000	52,913
Element Fleet Management Corp.
4.64%, 11/24/2030*		775,000	764,073
EquipmentShare.com, Inc.
8.00%, 03/15/2033*		52,000	53,688
8.63%, 05/15/2032*		32,000	33,400
Ford Foundation
2.82%, 06/01/2070		65,000	36,237
Garda World Security Corp.
6.50%, 01/15/2031*		43,000	43,596
Global Payments, Inc.
5.20%, 11/15/2032		44,000	42,711
5.55%, 11/15/2035		55,000	53,000
Herc Holdings, Inc.
7.00%, 06/15/2030*		18,000	18,457
7.25%, 06/15/2033*		40,000	40,990
Hertz Corp.
12.63%, 07/15/2029*		38,000	33,343
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*		74,000	52,176

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Quanta Services, Inc.
2.35%, 01/15/2032	$62,000	$54,002
2.90%, 10/01/2030	60,000	55,653
3.05%, 10/01/2041	45,000	32,903
5.10%, 08/09/2035	32,000	31,560
S&P Global, Inc.
2.95%, 03/01/2029	83,000	79,942
4.25%, 01/15/2031*	30,000	29,612
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	54,000	53,101
Triton Container International, Ltd.
3.15%, 06/15/2031*	186,000	168,182
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	51,000	46,032
5.15%, 02/15/2033	70,000	68,539
Verisk Analytics, Inc.
4.45%, 03/15/2031	50,000	49,168
Veritiv Operating Co.
10.50%, 11/30/2030*	48,000	49,884
VM Consolidated, Inc.
5.50%, 04/15/2029*	59,000	57,068
WEX, Inc.
6.50%, 03/15/2033*	42,000	41,142
		2,221,835
Computers — 0.2%
Accenture Capital, Inc.
4.50%, 10/04/2034	40,000	38,674
Apple, Inc.
1.40%, 08/05/2028	144,000	136,030
2.65%, 05/11/2050	102,000	62,411
2.70%, 08/05/2051	34,000	20,823
4.38%, 05/13/2045	47,000	41,131
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029*	43,000	41,606
5.95%, 04/15/2035	98,000	98,799
CACI International, Inc.
6.38%, 06/15/2033*	40,000	40,717
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	99,000	73,811
4.35%, 02/01/2030	96,000	95,021
4.75%, 04/01/2028	76,000	76,534
8.10%, 07/15/2036	69,000	82,018
Hewlett Packard Enterprise Co.
4.40%, 10/15/2030	47,000	46,146
4.60%, 03/23/2029	35,000	34,968
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	170,000	170,226
International Business Machines Corp.
4.60%, 02/03/2033	100,000	98,073
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	44,000	36,681
McAfee Corp.
7.38%, 02/15/2030*	200,000	165,238
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	45,000	43,553
		1,402,460
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	$61,000	$57,626
Kenvue, Inc.
4.85%, 05/22/2032	44,000	44,469
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	58,000	52,921
		155,016
Diversified Financial Services — 0.7%
Air Lease Corp.
4.13%, 12/15/2026(3)	25,000	24,291
4.65%, 06/15/2026(3)	34,000	33,784
Aircastle, Ltd.
5.25%, 06/15/2026*(3)	89,000	88,532
Ally Financial, Inc.
6.65%, 01/17/2040	55,000	53,088
6.70%, 02/14/2033	2,000	2,014
American Express Co.
4.92%, 07/20/2033	29,000	29,053
5.09%, 01/30/2031	46,000	46,778
5.10%, 02/16/2028	45,000	45,245
5.67%, 04/25/2036	35,000	36,173
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	7,000	6,946
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	28,216
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032*	720,000	714,285
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	65,000	56,291
Credit Acceptance Corp.
6.63%, 03/15/2030*	50,000	48,832
9.25%, 12/15/2028*	5,000	5,181
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	185,000	176,331
Equitable America Global Funding
4.30%, 12/15/2028*	44,000	43,640
4.70%, 09/15/2032*	455,000	441,904
Focus Financial Partners LLC
6.75%, 09/15/2031*	54,000	53,630
Freedom Mtg. Holdings LLC
7.88%, 04/01/2033*	100,000	93,757
9.25%, 02/01/2029*	85,000	86,155
Gabx Leasing LLC
4.63%, 04/15/2031*	32,000	31,546
goeasy, Ltd.
6.88%, 05/15/2030*	55,000	45,579
6.88%, 02/15/2031*	120,000	96,541
7.63%, 07/01/2029*	22,000	19,307
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	72,000	71,200
6.75%, 05/01/2033*	4,000	4,058
7.13%, 04/30/2031*	28,000	28,783
Mastercard, Inc.
4.35%, 01/15/2032	71,000	70,450
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	55,000	55,346
Planet Financial Group LLC
10.50%, 12/15/2029*	46,000	44,122
Rfna LP
7.88%, 02/15/2030*	200,000	191,138
Synchrony Financial
2.88%, 10/28/2031	810,000	706,654

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
4.95%, 02/25/2032	$586,000	$568,714
5.15%, 03/19/2029	92,000	92,223
5.45%, 03/06/2031	80,000	79,934
6.00%, 07/29/2036	718,000	708,180
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	54,000	55,485
Visa, Inc.
4.40%, 02/12/2033	37,000	36,662
		5,020,048
Electric — 4.3%
AEP Texas, Inc.
5.85%, 10/15/2055	68,000	65,577
AES Andes SA
6.25%, 03/14/2032*	235,000	241,037
AES Corp.
2.45%, 01/15/2031	37,000	32,733
Alabama Power Co.
3.45%, 10/01/2049	235,000	163,333
4.15%, 08/15/2044	355,000	288,901
Arizona Public Service Co.
5.70%, 08/15/2034	410,000	424,326
Clearway Energy Operating LLC
3.75%, 02/15/2031*	100,000	92,597
3.75%, 01/15/2032*	65,000	59,252
4.75%, 03/15/2028*	100,000	98,666
5.75%, 01/15/2034*	15,000	14,741
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	260,000	243,034
CMS Energy Corp.
4.75%, 06/01/2050	71,000	68,858
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	319,624
4.13%, 05/15/2049	67,000	52,149
4.45%, 03/15/2044	31,000	26,450
4.50%, 12/01/2045	41,000	34,527
5.50%, 03/15/2055	435,000	413,375
5.75%, 11/15/2055	100,000	98,701
Dominion Energy, Inc.
6.00%, 02/15/2056	800,000	794,902
DTE Energy Co.
4.88%, 06/01/2028	65,000	65,583
Duke Energy Carolinas LLC
3.55%, 03/15/2052	29,000	20,456
4.00%, 09/30/2042	145,000	118,905
5.40%, 01/15/2054	18,000	17,074
6.00%, 01/15/2038	40,000	42,259
Duke Energy Corp.
2.55%, 06/15/2031	540,000	485,506
4.95%, 09/15/2035	730,000	711,637
5.45%, 06/15/2034	110,000	112,435
5.80%, 06/15/2054	168,000	160,853
Duke Energy Florida LLC
1.75%, 06/15/2030	340,000	304,234
4.85%, 12/01/2035	180,000	176,669
5.95%, 11/15/2052	31,000	31,366
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	410,296
3.25%, 10/01/2049	110,000	74,175
4.90%, 07/15/2043	135,000	123,267
4.95%, 03/15/2036	21,000	20,674
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	$22,000	$21,294
Duke Energy Progress LLC
4.00%, 04/01/2052	45,000	33,925
4.15%, 12/01/2044	655,000	532,927
Edison International
4.80%, 03/15/2031	450,000	439,277
5.25%, 03/15/2032	295,000	291,966
6.25%, 03/15/2030	520,000	538,724
Emera US Finance LLC
5.20%, 04/01/2033	35,000	34,805
Emera US Finance LP
4.75%, 06/15/2046	58,000	47,848
Entergy Arkansas LLC
4.95%, 01/15/2036	18,000	17,655
Entergy Mississippi LLC
3.85%, 06/01/2049	30,000	22,191
Entergy Texas, Inc.
4.50%, 03/30/2039	113,000	103,287
Evergy, Inc.
4.25%, 03/15/2029	26,000	25,802
Eversource Energy
4.45%, 12/15/2030	380,000	374,826
5.13%, 05/15/2033	465,000	463,450
5.50%, 01/01/2034	462,000	468,505
FirstEnergy Corp.
4.85%, 07/15/2047	66,000	56,201
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	92,000	93,307
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	86,000	71,274
Florida Power & Light Co.
5.15%, 06/15/2029	73,000	74,887
5.60%, 02/15/2066	26,000	25,047
Georgia Power Co.
3.25%, 03/15/2051	100,000	66,783
4.30%, 03/15/2042	300,000	258,828
4.55%, 03/15/2030	380,000	381,504
4.75%, 09/01/2040	195,000	182,793
5.20%, 03/15/2035	125,000	126,963
5.25%, 03/15/2034	235,000	239,979
Interstate Power & Light Co.
3.50%, 09/30/2049	77,000	53,588
Jersey Central Power & Light Co.
5.10%, 01/15/2035	125,000	124,946
Kentucky Power Co.
7.00%, 11/15/2033*	109,000	117,212
Kentucky Utilities Co.
5.85%, 08/15/2055	18,000	17,897
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	58,000	52,047
Narragansett Electric Co.
5.35%, 05/01/2034*	47,000	47,663
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	74,000	73,646
4.12%, 09/16/2027	53,000	52,893
4.15%, 08/25/2028	22,000	21,928
4.75%, 02/07/2028	25,000	25,185
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	50,000	52,164
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	29,000	29,140

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.30%, 03/15/2032	$72,000	$73,738
NRG Energy, Inc.
3.63%, 02/15/2031*	86,000	79,193
NSTAR Electric Co.
5.20%, 03/01/2035	155,000	155,966
5.40%, 06/01/2034	140,000	143,098
Ohio Edison Co.
5.50%, 01/15/2033*	315,000	324,297
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	54,000	52,362
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,290,000	1,156,105
3.30%, 08/01/2040	209,000	156,303
3.95%, 12/01/2047	105,000	76,409
4.30%, 03/15/2045	158,000	123,410
4.50%, 07/01/2040	40,000	34,134
4.60%, 06/15/2043	66,000	54,304
4.75%, 02/15/2044	155,000	129,143
4.95%, 07/01/2050	68,000	56,330
5.05%, 10/15/2032	170,000	168,895
5.20%, 05/01/2036	225,000	219,291
5.80%, 05/15/2034	585,000	599,443
6.10%, 01/15/2029	525,000	543,260
6.10%, 10/15/2055	83,000	79,724
6.15%, 01/15/2033	147,000	153,703
6.15%, 03/01/2055	49,000	47,341
6.70%, 04/01/2053	70,000	72,456
6.75%, 01/15/2053	649,000	673,393
6.95%, 03/15/2034	538,000	589,188
PacifiCorp
4.13%, 01/15/2049	33,000	24,192
5.45%, 04/15/2033	420,000	421,346
5.80%, 04/15/2036	155,000	156,242
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	94,000	91,787
PG&E Corp.
6.85%, 09/15/2056	320,000	316,201
Pinnacle West Capital Corp.
4.90%, 05/15/2028	171,000	172,286
5.15%, 05/15/2030	633,000	642,308
PPL Capital Funding, Inc.
5.25%, 09/01/2034	23,000	23,163
Public Service Co. of Colorado
2.70%, 01/15/2051	165,000	97,572
3.70%, 06/15/2028	119,000	117,423
4.10%, 06/15/2048	51,000	39,790
Public Service Co. of Oklahoma
2.20%, 08/15/2031	86,000	75,435
5.20%, 01/15/2035	850,000	845,511
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	155,000	157,339
6.13%, 10/15/2033	175,000	185,351
Puget Energy, Inc.
4.22%, 03/15/2032	150,000	143,084
5.73%, 03/15/2035	1,035,000	1,042,530
Puget Sound Energy, Inc.
5.69%, 06/15/2054	41,000	40,098
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	150,772
Sempra
5.25%, 03/15/2036	47,000	46,338
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern California Edison Co.
3.90%, 03/15/2043	$91,000	$68,711
4.00%, 04/01/2047	145,000	107,725
4.13%, 03/01/2048	472,000	353,267
4.65%, 10/01/2043	90,000	75,265
5.15%, 06/01/2029	520,000	527,305
5.45%, 03/01/2035	310,000	311,155
5.45%, 06/01/2052	543,000	481,135
5.70%, 03/01/2053	322,000	295,608
5.88%, 12/01/2053	435,000	411,358
6.00%, 01/15/2034	140,000	145,958
6.20%, 09/15/2055	40,000	39,668
Southern Power Co.
4.90%, 10/01/2035	255,000	246,610
Southwestern Electric Power Co.
5.20%, 04/01/2036	160,000	157,336
5.90%, 04/01/2056	433,000	421,376
Talen Energy Supply LLC
6.25%, 02/01/2034*	30,000	29,666
6.50%, 02/01/2036*	30,000	30,208
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	32,000	32,506
Union Electric Co.
3.90%, 04/01/2052	43,000	32,228
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	88,627
4.20%, 05/15/2045	40,000	32,053
4.90%, 09/15/2035	135,000	132,081
4.95%, 03/15/2036	1,285,000	1,252,609
5.00%, 01/15/2034	165,000	164,458
5.35%, 01/15/2054	90,000	82,901
5.55%, 08/15/2054	18,000	17,011
5.65%, 03/15/2055	80,000	76,583
Vistra Operations Co. LLC
4.30%, 10/15/2028*	58,000	57,305
5.00%, 07/31/2027*	45,000	44,841
7.75%, 10/15/2031*	6,000	6,285
WEC Energy Group, Inc.
4.75%, 01/15/2028	500,000	503,659
Wisconsin Power & Light Co.
3.95%, 09/01/2032	38,000	36,209
Xcel Energy, Inc.
4.75%, 03/21/2028	220,000	221,129
5.60%, 04/15/2035	505,000	513,208
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	225,000	231,562
7.75%, 04/15/2034*	4,000	4,131
8.38%, 01/15/2031*	60,000	63,162
		29,915,682
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	19,000	18,849
6.63%, 01/15/2032*	17,000	17,369
		36,218
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	52,000	53,078
5.60%, 05/29/2034	39,000	39,802
Amphenol Corp.
3.90%, 11/15/2028	42,000	41,688
4.13%, 11/15/2030	44,000	43,351

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
5.30%, 11/15/2055		$38,000	$35,686
Imola Merger Corp.
4.75%, 05/15/2029*		239,000	232,292
Trimble, Inc.
6.10%, 03/15/2033		38,000	39,760
TTM Technologies, Inc.
4.00%, 03/01/2029*		56,000	53,780
Tyco Electronics Group SA
4.88%, 02/09/2036		47,000	46,387
5.00%, 05/09/2035		54,000	53,821
Vontier Corp.
2.95%, 04/01/2031		112,000	101,843
			741,488
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.
5.38%, 03/03/2036		28,000	27,307
MasTec, Inc.
5.90%, 06/15/2029		47,000	48,564
			75,871
Entertainment — 0.1%
Cinemark USA, Inc.
7.00%, 08/01/2032*		180,000	184,948
Light & Wonder International, Inc.
6.25%, 10/01/2033*		90,000	88,172
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*		69,000	66,130
Penn Entertainment, Inc.
4.13%, 07/01/2029*		100,000	93,521
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*		60,000	57,308
Voyager Parent LLC
9.25%, 07/01/2032*		80,000	83,057
Warnermedia Holdings, Inc.
5.05%, 03/15/2042		60,000	39,528
			612,664
Environmental Control — 0.0%
Clean Harbors, Inc.
5.75%, 10/15/2033*		55,000	54,865
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*		35,000	34,328
Waste Connections, Inc.
2.20%, 01/15/2032		91,000	79,949
Waste Management, Inc.
4.95%, 07/03/2027		71,000	71,687
			240,829
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*		2,000	1,977
5.75%, 03/31/2034*		62,000	60,658
6.25%, 03/15/2033*		75,000	75,503
Bellis Acquisition Co. PLC
8.13%, 05/14/2030	GBP	100,000	122,058
Conagra Brands, Inc.
7.00%, 10/01/2028		111,000	116,782
Flowers Foods, Inc.
6.20%, 03/15/2055		30,000	24,335
Froneri Lux FinCo SARL
6.00%, 08/01/2032*		200,000	194,978
Security Description	Shares or Principal Amount	Value

Food (continued)
Hormel Foods Corp.
4.80%, 03/30/2027	$65,000	$65,287
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	124,000	125,284
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	175,000	175,081
5.63%, 03/10/2037*	330,000	331,033
5.95%, 04/20/2035	210,000	217,993
6.25%, 03/01/2056	290,000	284,287
6.38%, 04/15/2066	1,255,000	1,231,484
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.75%, 04/01/2033	155,000	159,997
6.75%, 03/15/2034	160,000	175,976
Kellanova
7.45%, 04/01/2031	110,000	124,035
Kraft Heinz Foods Co.
4.38%, 06/01/2046	62,000	48,474
4.88%, 10/01/2049	19,000	15,538
5.20%, 03/15/2032	34,000	34,350
Kroger Co.
3.88%, 10/15/2046	18,000	13,583
5.00%, 09/15/2034	31,000	30,608
5.50%, 09/15/2054	60,000	55,721
5.65%, 09/15/2064	101,000	93,646
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	40,000	40,877
Mars, Inc.
4.60%, 03/01/2028*	155,000	155,934
4.65%, 04/20/2031*	97,000	97,677
4.80%, 03/01/2030*	115,000	116,210
5.00%, 03/01/2032*	80,000	80,950
5.20%, 03/01/2035*	580,000	585,522
5.65%, 05/01/2045*	1,599,000	1,579,038
5.70%, 05/01/2055*	38,000	37,053
Performance Food Group, Inc.
4.25%, 08/01/2029*	23,000	22,093
5.63%, 03/01/2034*	25,000	24,112
Post Holdings, Inc.
6.25%, 10/15/2034*	75,000	73,441
Sysco Corp.
4.40%, 07/25/2031	32,000	31,035
4.45%, 03/15/2048	39,000	30,778
4.50%, 04/01/2046	59,000	47,700
5.10%, 09/23/2030	42,000	42,334
US Foods, Inc.
5.75%, 04/15/2033*	45,000	44,800
		6,788,222
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.40%, 06/30/2028*	20,000	20,023
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	111,467
		131,490
Gas — 0.3%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	73,000	76,218
NiSource, Inc.
5.35%, 07/15/2035	590,000	594,014
5.40%, 06/30/2033	235,000	240,450

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
5.85%, 04/01/2055	$17,000	$16,526
Southern California Gas Co.
5.60%, 04/01/2054	24,000	22,876
6.00%, 06/15/2055	635,000	635,557
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	610,000	602,049
		2,187,690
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	81,000	79,107
Healthcare-Products — 0.5%
Abbott Laboratories
4.75%, 03/15/2038	39,000	37,819
5.50%, 03/15/2056	42,000	41,182
Agilent Technologies, Inc.
2.30%, 03/12/2031	124,000	111,218
2.75%, 09/15/2029	89,000	84,271
Augusta SpinCo Corp.
4.66%, 03/23/2031	300,000	298,625
Avantor Funding, Inc.
3.88%, 11/01/2029*	340,000	318,986
Baxter International, Inc.
2.54%, 02/01/2032	415,000	349,790
4.90%, 12/15/2030	830,000	819,300
5.65%, 12/15/2035	26,000	25,392
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	101,986
Insulet Corp.
6.50%, 04/01/2033*	54,000	55,118
STERIS PLC
3.75%, 03/15/2051	154,000	110,816
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	1,177,000	1,164,654
5.00%, 01/31/2029	44,000	44,889
		3,564,046
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029*	50,000	48,680
7.38%, 03/15/2033*	100,000	102,382
Centene Corp.
2.50%, 03/01/2031	1,280,000	1,074,116
2.63%, 08/01/2031	60,000	50,169
Charles River Laboratories International, Inc.
4.00%, 03/15/2031*	60,000	55,818
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	55,000	50,706
6.88%, 04/15/2029*	70,000	67,315
10.88%, 01/15/2032*	36,000	38,623
Cigna Group
2.38%, 03/15/2031	35,000	31,447
3.40%, 03/15/2050	126,000	86,191
3.88%, 10/15/2047	31,000	23,256
4.38%, 10/15/2028	37,000	36,971
4.88%, 09/15/2032	300,000	299,565
Concentra Health Services, Inc.
6.88%, 07/15/2032*	55,000	56,862
Elevance Health, Inc.
5.70%, 09/15/2055	26,000	24,723
6.10%, 10/15/2052	11,000	11,032
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
HCA, Inc.
3.38%, 03/15/2029	$34,000	$32,918
3.50%, 09/01/2030	72,000	68,374
3.50%, 07/15/2051	92,000	60,890
4.63%, 03/15/2052	91,000	72,645
5.45%, 04/01/2031	53,000	54,325
5.50%, 03/01/2032	51,000	52,283
Humana, Inc.
4.88%, 04/01/2030	40,000	39,916
5.55%, 05/01/2035	270,000	266,978
5.88%, 03/01/2033	55,000	56,198
5.95%, 03/15/2034	112,000	114,215
Icon Investments Six DAC
6.00%, 05/08/2034	250,000	253,250
Quest Diagnostics, Inc.
5.00%, 12/15/2034	60,000	59,590
Sotera Health Holdings LLC
7.38%, 06/01/2031*	70,000	72,308
Star Parent, Inc.
9.00%, 10/01/2030*	231,000	239,316
Tenet Healthcare Corp.
5.50%, 11/15/2032*	78,000	77,281
6.00%, 11/15/2033*	35,000	35,415
UnitedHealth Group, Inc.
4.25%, 06/15/2048	79,000	62,770
4.75%, 05/15/2052	59,000	49,666
4.90%, 04/15/2031	47,000	47,702
4.95%, 05/15/2062	28,000	23,508
		3,797,404
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	55,000	53,061
Lennar Corp.
5.20%, 07/30/2030	30,000	30,358
Mattamy Group Corp.
4.63%, 03/01/2030*	56,000	53,242
6.00%, 12/15/2033*	15,000	14,086
		150,747
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	68,000	65,526
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	62,000	60,881
Aon North America, Inc.
5.30%, 03/01/2031	94,000	95,910
5.75%, 03/01/2054	10,000	9,635
Arthur J. Gallagher & Co.
5.75%, 03/02/2053	48,000	45,985
Assurant, Inc.
5.55%, 02/15/2036	59,000	59,120
Asurion LLC & Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	139,000	144,205
8.38%, 02/01/2034*	99,000	96,115
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	30,000	30,152
Chubb INA Holdings LLC
4.65%, 08/15/2029	99,000	100,113

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*		$109,000	$67,937
Lincoln National Corp.
5.35%, 11/15/2035		685,000	667,672
Manulife Financial Corp.
4.99%, 12/11/2035		36,000	35,170
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027		52,000	52,237
New York Life Global Funding
4.85%, 01/09/2028*		44,000	44,442
Northwestern Mutual Global Funding
4.35%, 09/15/2027*		52,000	52,048
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*		24,000	24,652
Pacific Life Insurance Co.
5.95%, 09/15/2055*		56,000	54,945
Panther Escrow Issuer LLC
7.13%, 06/01/2031*		66,000	66,222
Prudential Financial, Inc.
5.70%, 09/15/2048		54,000	53,486
Unum Group
5.25%, 12/15/2035		32,000	31,297
Willis North America, Inc.
4.55%, 03/15/2031		44,000	43,354
4.65%, 06/15/2027		100,000	100,165
			2,001,269
Internet — 1.1%
Airbnb, Inc.
4.65%, 03/16/2031		48,000	47,892
Alphabet, Inc.
4.40%, 02/15/2033		56,000	55,303
5.30%, 05/15/2065		1,024,000	947,845
5.35%, 11/15/2045		538,000	526,051
5.70%, 11/15/2075		793,000	768,549
5.75%, 02/15/2066		270,000	267,392
Amazon.com, Inc.
3.90%, 11/20/2028		99,000	98,577
4.05%, 08/22/2047		38,000	30,385
4.55%, 03/13/2033		71,000	70,317
5.55%, 11/20/2065		599,000	565,960
5.95%, 03/13/2066		1,080,000	1,083,540
6.05%, 03/13/2076		81,000	80,525
Gen Digital, Inc.
6.25%, 04/01/2033*		6,000	5,833
6.75%, 09/30/2027*		8,000	8,008
7.13%, 09/30/2030*		37,000	37,358
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(2)		65,975	51,880
Match Group Holdings II LLC
3.63%, 10/01/2031*		13,000	11,558
4.13%, 08/01/2030*		39,000	36,142
6.13%, 09/15/2033*		20,000	19,436
Meta Platforms, Inc.
5.50%, 11/15/2045		58,000	54,886
5.55%, 08/15/2064		783,000	703,727
5.63%, 11/15/2055		76,000	71,242
5.75%, 11/15/2065		1,265,000	1,174,937
Uber Technologies, Inc.
4.80%, 09/15/2035		596,000	578,331
United Group BV
6.50%, 10/31/2031*	EUR	100,000	113,858
Security Description	Shares or Principal Amount	Value

Internet (continued)
Wayfair LLC
6.75%, 11/15/2032*	$55,000	$55,418
7.25%, 10/31/2029*	90,000	91,871
		7,556,821
Investment Companies — 0.6%
Ares Strategic Income Fund
5.15%, 01/15/2031*	550,000	519,458
5.55%, 04/15/2031*	760,000	728,063
5.80%, 09/09/2030*	705,000	685,533
Gaci First Investment Co.
4.88%, 02/14/2035	200,000	192,218
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	19,000	19,511
7.13%, 11/15/2056	28,000	27,866
8.00%, 06/01/2056	35,000	36,217
HPS Corp. Lending Fund
5.45%, 11/15/2030*	585,000	559,398
5.65%, 04/02/2031*	1,160,000	1,112,783
5.85%, 06/05/2030*	215,000	209,850
		4,090,897
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	76,000	73,534
Commercial Metals Co.
3.88%, 02/15/2031	47,000	43,282
Mineral Resources, Ltd.
8.50%, 05/01/2030*	20,000	20,556
9.25%, 10/01/2028*	29,000	30,048
Nucor Corp.
4.30%, 05/23/2027	64,000	64,063
Steel Dynamics, Inc.
4.00%, 12/15/2028	30,000	29,674
5.38%, 08/15/2034	31,000	31,283
		292,440
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	45,000	44,985
6.13%, 02/15/2033*	40,000	40,401
NCL Corp., Ltd.
5.88%, 01/15/2031*	6,000	5,829
6.25%, 03/01/2030*	100,000	99,259
6.25%, 09/15/2033*	27,000	26,199
6.75%, 02/01/2032*	73,000	72,446
7.75%, 02/15/2029*	32,000	33,316
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	47,000	47,470
		369,905
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	75,000	67,677
5.00%, 06/01/2029*	20,000	18,991
Marriott International, Inc.
2.85%, 04/15/2031	36,000	32,965
3.50%, 10/15/2032	76,000	69,893
4.50%, 05/01/2033	33,000	31,885
5.50%, 04/15/2037	25,000	24,891
Station Casinos LLC
6.63%, 03/15/2032*	88,000	88,341

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Travel & Leisure Co.
4.50%, 12/01/2029*	$38,000	$36,337
6.13%, 09/01/2033*	40,000	39,480
		410,460
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	100,000	99,521
4.10%, 08/15/2028	53,000	52,954
4.40%, 03/03/2028	43,000	43,212
GE Vernova, Inc.
4.88%, 02/04/2036	27,000	26,760
5.50%, 02/04/2056	39,000	37,518
Vertiv Holdings Co.
4.85%, 03/15/2036	10,000	9,724
5.65%, 03/15/2046	12,000	11,445
		281,134
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	62,000	62,422
CNH Industrial Capital LLC
4.50%, 10/16/2030	50,000	49,360
Deere & Co.
5.45%, 01/16/2035	43,000	44,670
Deere Funding Canada Corp.
4.15%, 10/09/2030	46,000	45,408
Esab Corp.
5.63%, 04/01/2031*	45,000	45,315
John Deere Capital Corp.
4.40%, 09/08/2031	71,000	70,914
4.90%, 03/07/2031	40,000	40,833
nVent Finance SARL
2.75%, 11/15/2031	76,000	67,546
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030	1,045,000	1,055,950
		1,482,418
Media — 1.1%
Belo Corp.
7.75%, 06/01/2027	52,000	53,621
Cable One, Inc.
4.00%, 11/15/2030*	66,000	45,947
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	240,000	218,749
4.25%, 01/15/2034*	45,000	38,497
5.00%, 02/01/2028*	36,000	35,704
6.38%, 09/01/2029*	41,000	41,126
7.00%, 02/01/2033*	40,000	40,110
7.38%, 02/01/2036*	55,000	54,772
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	73,000	51,190
3.50%, 03/01/2042	222,000	151,968
3.85%, 04/01/2061	63,000	36,793
4.80%, 03/01/2050	97,000	71,718
5.13%, 07/01/2049	500,000	383,890
5.38%, 05/01/2047	636,000	511,782
5.75%, 04/01/2048	220,000	183,480
6.38%, 10/23/2035	31,000	31,480
6.48%, 10/23/2045	450,000	414,884
Security Description	Shares or Principal Amount	Value

Media (continued)
6.55%, 06/01/2034	$435,000	$451,597
6.65%, 02/01/2034	165,000	172,117
Comcast Corp.
2.80%, 01/15/2051	75,000	42,904
2.89%, 11/01/2051	535,000	309,265
2.94%, 11/01/2056	5,000	2,770
3.20%, 07/15/2036	675,000	565,905
3.25%, 11/01/2039	110,000	84,922
3.40%, 07/15/2046	255,000	173,914
3.97%, 11/01/2047	70,000	51,510
4.60%, 10/15/2038	83,000	75,899
5.17%, 01/15/2037*	67,000	65,241
5.50%, 05/15/2064	59,000	52,252
Cox Communications, Inc.
2.60%, 06/15/2031*	225,000	199,238
5.45%, 09/01/2034*	259,000	248,572
5.95%, 09/01/2054*	462,000	403,064
CSC Holdings LLC
4.13%, 12/01/2030*	200,000	120,018
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031*	90,000	91,875
Fox Corp.
5.58%, 01/25/2049	59,000	54,377
Nexstar Media, Inc.
7.25%, 04/15/2034*	62,000	62,184
Paramount Global
4.38%, 03/15/2043	513,000	310,246
4.95%, 05/19/2050	845,000	504,439
5.25%, 04/01/2044	646,000	408,774
5.85%, 09/01/2043	630,000	437,388
6.25%, 02/28/2057	54,000	36,180
6.38%, 03/30/2062	20,000	14,600
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	185,000	171,115
Sirius XM Radio LLC
5.88%, 04/15/2032*	30,000	29,801
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	42,000	38,133
4.00%, 07/15/2028*	40,000	38,610
Time Warner Cable LLC
5.50%, 09/01/2041	205,000	176,680
6.55%, 05/01/2037	99,000	99,811
Univision Communications, Inc.
7.38%, 06/30/2030*	39,000	38,217
8.50%, 07/31/2031*	40,000	40,195
9.38%, 08/01/2032*	35,000	36,071
		7,973,595
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034*	35,000	34,059
Mining — 0.4%
Anglo American Capital PLC
3.88%, 03/16/2029*	860,000	842,640
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	39,000	39,022
Capstone Copper Corp.
6.75%, 03/31/2033*	80,000	79,473
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	45,000	42,518
Glencore Funding LLC
5.37%, 04/04/2029*	30,000	30,624

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
5.63%, 04/04/2034*	$310,000	$317,276
6.38%, 10/06/2030*	635,000	673,629
6.50%, 10/06/2033*	215,000	232,648
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	32,000	31,980
Kaiser Aluminum Corp.
4.50%, 06/01/2031*	100,000	94,474
5.88%, 03/01/2034*	100,000	98,187
Novelis Corp.
6.38%, 08/15/2033*	57,000	55,911
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	355,000	380,910
Rio Tinto Finance USA PLC
5.00%, 03/14/2032	45,000	45,916
South32 Treasury, Ltd.
4.35%, 04/14/2032*	97,000	93,359
		3,058,567
Miscellaneous Manufacturing — 0.0%
Entegris, Inc.
5.95%, 06/15/2030*	35,000	35,221
Oil & Gas — 1.1%
Aker BP ASA
3.10%, 07/15/2031*	200,000	182,584
APA Corp.
4.38%, 10/15/2028	45,000	45,215
5.35%, 07/01/2049	118,000	99,433
BP Capital Markets America, Inc.
3.54%, 04/06/2027	144,000	143,012
Comstock Resources, Inc.
5.88%, 01/15/2030*	51,000	49,346
6.75%, 03/01/2029*	4,000	3,948
ConocoPhillips Co.
3.80%, 03/15/2052	60,000	43,833
4.03%, 03/15/2062	485,000	349,367
5.65%, 01/15/2065	205,000	194,932
5.70%, 09/15/2063	395,000	380,149
Coterra Energy, Inc.
5.40%, 02/15/2035	80,000	80,255
5.90%, 02/15/2055	82,000	78,078
Crescent Energy Finance LLC
7.38%, 01/15/2033*	29,000	28,993
7.63%, 04/01/2032*	17,000	17,252
DBR Land Holdings LLC
6.25%, 12/01/2030*	45,000	45,562
Diamondback Energy, Inc.
4.40%, 03/24/2051	65,000	51,789
5.40%, 04/18/2034	305,000	309,635
5.90%, 04/18/2064	610,000	577,206
6.25%, 03/15/2053	200,000	202,276
Ecopetrol SA
7.75%, 02/01/2032	415,000	419,094
8.38%, 01/19/2036	260,000	263,607
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	79,000	76,783
7.25%, 02/15/2035*	55,000	54,830
Matador Resources Co.
6.50%, 04/15/2032*	185,000	187,015
Murphy Oil Corp.
6.50%, 02/15/2034	55,000	54,316
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	72,000	74,495
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
4.40%, 04/15/2046	$15,000	$11,862
6.45%, 09/15/2036	75,000	80,137
Petrobras Global Finance BV
6.25%, 01/10/2036	200,000	195,368
Petroleos Mexicanos
5.95%, 01/28/2031	425,000	406,331
6.35%, 02/12/2048	365,000	279,299
6.38%, 01/23/2045	60,000	47,261
6.70%, 02/16/2032	90,000	88,081
PRIO Luxembourg Holding Sarl
6.75%, 10/15/2030*	200,000	194,550
Saudi Arabian Oil Co.
5.75%, 07/17/2054	200,000	183,662
6.00%, 02/02/2056*	200,000	188,376
6.38%, 06/02/2055*	500,000	496,729
Shell Finance US, Inc.
4.13%, 11/06/2030	34,000	33,666
SM Energy Co.
6.63%, 04/15/2034*	15,000	14,958
6.75%, 08/01/2029*	185,000	187,802
8.63%, 11/01/2030*	26,000	27,432
9.63%, 06/15/2033*	30,000	33,142
Southwestern Energy Co.
4.75%, 02/01/2032	67,000	65,283
Sunoco LP
5.63%, 03/15/2031*	10,000	9,954
5.88%, 03/15/2034*	65,000	64,282
Talos Production, Inc.
9.00%, 02/01/2029*	133,000	138,441
9.38%, 02/01/2031*	48,000	50,868
TotalEnergies Capital SA
5.43%, 09/10/2064	163,000	151,559
5.64%, 04/05/2064	620,000	594,939
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	42,000	41,612
Valaris, Ltd.
8.38%, 04/30/2030*	42,000	43,520
Vital Energy, Inc.
7.88%, 04/15/2032*	65,000	66,408
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	48,000	48,637
Woodside Finance, Ltd.
5.40%, 05/19/2030	100,000	102,115
		7,859,279
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	57,000	58,120
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.85%, 06/15/2056	61,000	59,691
Kodiak Gas Services LLC
5.88%, 04/01/2031*	44,000	44,218
6.50%, 10/01/2033*	12,000	12,130
6.75%, 10/01/2035*	12,000	12,191
7.25%, 02/15/2029*	50,000	51,803
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	100,000	99,685

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
WBI Operating LLC
6.25%, 10/15/2030*	$30,000	$30,179
6.50%, 10/15/2033*	20,000	19,847
		387,864
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	50,000	44,959
AptarGroup, Inc.
4.75%, 03/30/2031	66,000	65,410
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	100,000	98,206
6.75%, 04/15/2032*	5,000	4,731
8.75%, 04/15/2030*	159,000	148,359
Crown Americas LLC
5.25%, 04/01/2030	37,000	36,962
5.88%, 06/01/2033	20,000	19,991
Iris Holding, Inc.
10.00%, 12/15/2028*	41,000	33,915
Mauser Packaging Solutions
9.25%, 04/15/2030*	100,000	92,917
Packaging Corp. of America
5.70%, 12/01/2033	71,000	73,663
Silgan Holdings, Inc.
4.13%, 02/01/2028	50,000	48,898
Sonoco Products Co.
4.60%, 09/01/2029	50,000	49,855
TriMas Corp.
4.13%, 04/15/2029*	126,000	119,896
		837,762
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.05%, 11/21/2039	132,000	115,860
4.25%, 11/21/2049	109,000	88,479
4.40%, 03/15/2033	50,000	49,084
4.95%, 03/15/2031	59,000	60,271
Astrazeneca Finance LLC
4.85%, 02/26/2029	93,000	94,605
4.88%, 03/03/2028	84,000	85,289
4.90%, 03/03/2030	88,000	89,827
Becton Dickinson & Co.
4.30%, 08/22/2032	35,000	33,925
4.69%, 02/13/2028	84,000	84,402
Bristol-Myers Squibb Co.
3.25%, 08/01/2042	25,000	18,793
5.75%, 02/01/2031	86,000	90,813
Cardinal Health, Inc.
4.50%, 09/15/2030	605,000	601,803
4.50%, 11/15/2044	12,000	10,057
4.60%, 03/15/2043	155,000	133,632
5.00%, 11/15/2029	1,125,000	1,141,916
5.75%, 11/15/2054	27,000	26,376
Cencora, Inc.
4.25%, 11/15/2030	300,000	294,518
4.30%, 12/15/2047	52,000	42,898
5.13%, 02/15/2034	74,000	74,618
5.65%, 02/13/2056	20,000	19,573
CVS Health Corp.
5.13%, 07/20/2045	177,000	155,362
5.55%, 06/01/2031	22,000	22,698
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
3.10%, 05/15/2027	$21,000	$20,791
4.60%, 08/14/2034	57,000	56,423
4.75%, 02/12/2030	48,000	48,870
5.65%, 10/15/2065	27,000	26,519
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	46,000	46,286
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	81,000	75,795
12.25%, 04/15/2029*	60,000	63,985
McKesson Corp.
4.95%, 05/30/2032	80,000	81,257
Merck & Co, Inc.
5.70%, 12/04/2065	26,000	25,260
Novartis Capital Corp.
4.00%, 09/18/2031	47,000	46,303
4.40%, 03/18/2031	74,000	73,984
5.70%, 03/18/2056	29,000	29,207
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	67,000	66,745
5.11%, 05/19/2043	79,000	74,544
5.30%, 05/19/2053	66,000	61,338
5.34%, 05/19/2063	30,000	27,250
Pfizer, Inc.
3.88%, 11/15/2027	51,000	50,889
Viatris, Inc.
3.85%, 06/22/2040	590,000	447,791
4.00%, 06/22/2050	460,000	301,487
		4,959,523
Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	29,000
Buckeye Partners LP
5.85%, 11/15/2043	100,000	90,510
6.75%, 02/01/2030*	90,000	92,881
Cheniere Energy Partners LP
5.55%, 10/30/2035	36,000	36,661
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032*	430,000	427,168
5.10%, 10/01/2031*	125,000	125,676
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	56,000	56,463
8.63%, 03/15/2029*	20,000	20,695
Enbridge, Inc.
4.60%, 06/20/2028	23,000	23,060
4.85%, 03/27/2031	475,000	476,920
5.45%, 03/27/2036	360,000	363,102
Energy Transfer LP
4.95%, 05/15/2028	53,000	53,452
5.00%, 05/15/2050	420,000	348,548
5.15%, 02/01/2043	73,000	64,613
5.35%, 05/15/2045	38,000	33,971
5.40%, 10/01/2047	113,000	100,412
Enterprise Products Operating LLC
3.70%, 01/31/2051	275,000	198,882
4.60%, 01/15/2031	30,000	30,049
4.90%, 05/15/2046	125,000	111,752
Excelerate Energy LP
8.00%, 05/15/2030*	50,000	52,330

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036	$480,000	$408,116
2.94%, 09/30/2040*	454,167	367,207
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	10,000	9,953
7.88%, 05/15/2032	46,000	47,307
8.00%, 05/15/2033	26,000	26,866
8.25%, 01/15/2029	15,000	15,499
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	138,000	135,369
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	235,000	235,522
Harvest Midstream I LP
7.50%, 05/15/2032*	99,000	100,908
Hess Midstream Operations LP
4.25%, 02/15/2030*	615,000	590,976
6.50%, 06/01/2029*	520,000	531,193
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	10,000	10,038
7.38%, 07/15/2032*	45,000	46,532
ITT Holdings LLC
6.50%, 08/01/2029*	87,000	84,593
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	54,000	51,002
Kinder Morgan, Inc.
5.45%, 08/01/2052	41,000	37,850
MPLX LP
4.80%, 02/15/2031	532,000	533,217
5.00%, 01/15/2033	795,000	789,168
5.50%, 06/01/2034	580,000	585,969
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	49,000	50,477
8.38%, 02/15/2032*	16,000	16,489
Northriver Midstream Finance LP
6.75%, 07/15/2032*	180,000	180,531
NuStar Logistics LP
6.38%, 10/01/2030	36,000	37,224
ONEOK Partners LP
6.65%, 10/01/2036	132,000	142,169
ONEOK, Inc.
4.75%, 10/15/2031	610,000	603,520
5.05%, 11/01/2034	630,000	612,798
5.40%, 10/15/2035	70,000	69,538
6.05%, 09/01/2033	50,000	52,431
6.10%, 11/15/2032	300,000	316,043
6.63%, 09/01/2053	165,000	169,322
7.15%, 01/15/2051	40,000	43,135
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	44,000	35,671
5.60%, 01/15/2036	26,000	26,084
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	90,000	92,645
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	42,478	44,291
Targa Resources Corp.
4.35%, 04/15/2031	230,000	225,160
5.40%, 07/30/2036	534,000	530,101
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	$255,000	$241,665
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056*	30,000	29,284
Venture Global LNG, Inc.
8.38%, 06/01/2031*	109,000	113,357
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	3,000	3,085
6.50%, 06/15/2034*	18,000	18,737
7.50%, 05/01/2033*	173,000	190,162
7.75%, 05/01/2035*	42,000	47,073
Western Midstream Operating LP
5.30%, 03/01/2048	22,000	18,595
5.50%, 12/15/2035	21,000	20,652
Williams Cos., Inc.
5.15%, 03/15/2036	360,000	354,641
5.65%, 03/15/2033	335,000	345,969
5.75%, 06/24/2044	91,000	88,454
5.95%, 03/15/2056	30,000	29,526
		12,092,259
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/2033	32,000	31,556
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	48,000	48,069
8.88%, 09/01/2031*	2,000	2,118
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	39,000	40,566
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	65,000	63,782
		186,091
REITS — 0.4%
American Tower Corp.
2.30%, 09/15/2031	73,000	64,267
4.70%, 12/15/2032	22,000	21,618
5.20%, 02/15/2029	97,000	98,644
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	75,000	69,355
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	65,000	68,295
Crown Castle, Inc.
5.00%, 01/11/2028	57,000	57,409
5.60%, 06/01/2029	44,000	45,042
Goodman US Finance Six LLC
5.13%, 10/07/2034*	23,000	22,909
Hudson Pacific Properties LP
4.65%, 04/01/2029	99,000	84,436
5.95%, 02/15/2028	95,000	90,094
Kilroy Realty LP
5.88%, 10/15/2035	1,100,000	1,060,489
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	12,000	11,855
4.75%, 06/15/2029*	40,000	38,771
LXP Industrial Trust
2.38%, 10/01/2031	39,000	33,849
National Health Investors, Inc.
5.35%, 02/01/2033	14,000	13,757
Prologis Targeted US Logistics Fund LP
4.25%, 01/15/2031*	220,000	215,227

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
4.75%, 01/15/2036*		$630,000	$604,166
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*		45,000	44,408
Starwood Property Trust, Inc.
6.50%, 07/01/2030*		52,000	53,106
Weyerhaeuser Co.
4.00%, 03/09/2052		40,000	29,418
			2,727,115
Retail — 0.2%
AutoNation, Inc.
4.45%, 01/15/2029		25,000	24,792
Bertrand Franchise Finance SAS FRS
5.78%, (3 ME+3.75%), 04/18/2026(3)	EUR	100,000	112,244
Brinker International, Inc.
8.25%, 07/15/2030*		39,000	40,906
Darden Restaurants, Inc.
4.35%, 10/15/2027		35,000	34,919
FirstCash, Inc.
4.63%, 09/01/2028*		17,000	16,701
5.63%, 01/01/2030*		32,000	31,822
6.88%, 03/01/2032*		3,000	3,058
Home Depot, Inc.
4.90%, 04/15/2029		45,000	45,853
Kohl's Corp.
5.13%, 05/01/2031		31,000	23,332
LBM Acquisition LLC
6.25%, 01/15/2029*		55,000	40,192
9.50%, 06/15/2031*		130,000	113,158
McDonald's Corp.
3.63%, 09/01/2049		69,000	49,661
4.80%, 08/14/2028		139,000	140,702
Murphy Oil USA, Inc.
3.75%, 02/15/2031*		40,000	37,170
4.75%, 09/15/2029		14,000	13,808
O'Reilly Automotive, Inc.
3.60%, 09/01/2027		83,000	82,141
Park River Holdings, Inc.
8.00%, 03/15/2031*		45,000	44,792
8.75%, 12/31/2030*		21,924	20,193
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*		173,000	172,763
QXO Building Products, Inc.
6.75%, 04/30/2032*		31,000	31,620
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		95,000	82,478
Staples, Inc.
10.75%, 09/01/2029*		112,000	103,580
			1,265,885
Semiconductors — 0.8%
Amkor Technology, Inc.
5.88%, 10/01/2033*		35,000	34,857
Applied Materials, Inc.
4.60%, 01/15/2036		39,000	37,884
Broadcom, Inc.
2.45%, 02/15/2031		140,000	127,147
3.19%, 11/15/2036*		158,000	132,034
4.20%, 10/15/2030		425,000	420,061
4.90%, 07/15/2032		44,000	44,385
5.05%, 07/12/2029		355,000	362,340
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
5.20%, 07/15/2035	$670,000	$675,225
Foundry JV Holdco LLC
5.90%, 01/25/2033*	270,000	277,590
6.15%, 01/25/2032*	1,175,000	1,226,684
Intel Corp.
3.10%, 02/15/2060	280,000	154,677
3.25%, 11/15/2049	222,000	140,259
3.73%, 12/08/2047	1,106,000	772,841
4.15%, 08/05/2032	206,000	196,395
4.75%, 03/25/2050	100,000	80,911
5.70%, 02/10/2053	37,000	34,068
5.90%, 02/10/2063	265,000	245,818
Qorvo, Inc.
3.38%, 04/01/2031*	675,000	610,525
QUALCOMM, Inc.
4.75%, 05/20/2032	34,000	34,185
Texas Instruments, Inc.
4.60%, 02/15/2028	55,000	55,414
		5,663,300
Software — 1.6%
Adobe, Inc.
4.75%, 01/17/2028	50,000	50,613
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	88,000	82,599
Cloud Software Group, Inc.
6.50%, 03/31/2029*	53,000	51,705
8.25%, 06/30/2032*	15,000	14,226
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	33,000	32,741
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	29,000	30,047
8.75%, 07/01/2034*	28,000	29,313
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,926
3.88%, 12/01/2029*	301,000	268,990
Oracle Corp.
2.95%, 04/01/2030	230,000	209,952
3.60%, 04/01/2040	825,000	598,107
3.60%, 04/01/2050	575,000	347,144
3.65%, 03/25/2041	63,000	44,835
3.80%, 11/15/2037	118,000	93,709
3.85%, 04/01/2060	105,000	61,790
3.95%, 03/25/2051	345,000	218,611
4.00%, 11/15/2047	83,000	54,929
4.30%, 07/08/2034	174,000	154,296
4.45%, 09/26/2030	43,000	41,438
4.70%, 09/27/2034	825,000	752,911
4.80%, 09/26/2032	1,860,000	1,771,367
5.35%, 05/04/2033	670,000	652,231
5.38%, 09/27/2054	121,000	93,596
5.50%, 08/03/2035	40,000	38,184
5.50%, 09/27/2064	485,000	371,418
5.55%, 02/06/2053	364,000	290,421
5.88%, 09/26/2045	38,000	32,784
5.95%, 09/26/2055	79,000	66,460
6.00%, 08/03/2055	240,000	201,212
6.10%, 09/26/2065	80,000	66,334
6.13%, 08/03/2065	425,000	353,542
6.50%, 04/15/2038	35,000	35,080
6.55%, 02/04/2046	49,000	45,715
6.70%, 02/04/2056	27,000	25,059
6.85%, 02/04/2066	850,000	781,424

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Rackspace Finance LLC
3.50%, 05/15/2028*		$80,460	$39,828
Rocket Software, Inc.
6.50%, 02/15/2029*		134,000	120,599
9.00%, 11/28/2028*		75,000	74,887
Roper Technologies, Inc.
4.25%, 09/15/2028		36,000	35,765
Salesforce, Inc.
4.65%, 03/15/2029		664,000	665,375
5.20%, 03/15/2033		615,000	613,950
6.40%, 03/15/2046		1,315,000	1,324,104
6.55%, 03/15/2056		29,000	29,101
6.70%, 03/15/2066		610,000	620,012
			11,488,330
Telecommunications — 0.8%
Altice Financing SA
5.00%, 01/15/2028*		200,000	140,430
Altice France SA
6.50%, 04/15/2032*		153,409	145,353
APLD ComputeCo 2 LLC
6.75%, 03/15/2031*		57,000	56,585
AT&T, Inc.
3.85%, 06/01/2060		29,000	19,511
4.50%, 05/15/2035		210,000	199,051
4.75%, 04/30/2033		38,000	37,640
4.90%, 08/15/2037		172,000	165,200
5.70%, 11/01/2054		77,000	72,097
6.05%, 08/15/2056		19,000	18,711
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055		37,000	37,419
7.00%, 09/15/2055		30,000	30,706
Black Pearl Compute LLC
6.13%, 02/15/2031*		65,000	66,157
Cisco Systems, Inc.
5.10%, 02/24/2035		101,000	102,378
EchoStar Corp.
6.75%, 11/30/2030(2)		175,000	176,708
Flash Compute LLC
7.25%, 12/31/2030*		55,000	55,374
Iliad Holding SAS
6.88%, 04/15/2031	EUR	200,000	240,831
7.00%, 04/15/2032*		200,000	200,240
Level 3 Financing, Inc.
7.00%, 03/31/2034*		100,000	102,359
8.50%, 01/15/2036*		80,000	83,473
NTT Finance Corp.
5.17%, 07/16/2032*		560,000	564,098
Orange SA
4.25%, 01/13/2031*		710,000	696,461
Rogers Communications, Inc.
7.00%, 04/15/2055		9,000	9,035
7.13%, 04/15/2055		43,000	44,001
Sable International Finance, Ltd.
7.13%, 10/15/2032*		200,000	197,555
T-Mobile USA, Inc.
2.55%, 02/15/2031		400,000	363,485
3.00%, 02/15/2041		238,000	174,008
3.50%, 04/15/2031		165,000	156,054
3.60%, 11/15/2060		62,000	40,240
3.88%, 04/15/2030		130,000	126,603
5.75%, 01/15/2034		242,000	252,359
Security Description		Shares or Principal Amount	Value

Telecommunications (continued)
Verizon Communications, Inc.
2.85%, 09/03/2041		$135,000	$94,962
3.00%, 11/20/2060		92,000	52,891
3.40%, 03/22/2041		62,000	47,605
3.88%, 03/01/2052		10,000	7,291
4.50%, 08/10/2033		83,000	80,505
5.25%, 04/02/2035		79,000	79,097
5.75%, 11/30/2045		30,000	29,214
6.00%, 11/30/2065		57,000	55,218
Viasat, Inc.
5.63%, 04/15/2027*		58,000	57,608
7.50%, 05/30/2031*		76,000	75,104
Vodafone Group PLC
5.13%, 06/04/2081		29,000	22,540
5.75%, 06/28/2054		40,000	37,798
5.75%, 02/10/2063		45,000	41,777
5.88%, 06/28/2064		62,000	58,856
WULF Compute LLC
7.75%, 10/15/2030*		80,000	84,534
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(2)		10,820	10,757
13.75%, 09/09/2030*(2)		63,556	59,360
			5,469,239
Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048		70,000	56,057
4.45%, 03/15/2043		64,000	55,755
5.80%, 03/15/2056		20,000	20,177
Canadian Pacific Railway Co.
6.13%, 09/15/2115		49,000	49,258
FedEx Corp. Pass Through Trust
1.88%, 02/20/2034		143,298	123,347
Fedex Freight Holding Co, Inc.
4.30%, 03/15/2029*		36,000	35,568
4.65%, 03/15/2031*		395,000	388,232
4.95%, 03/15/2033*		430,000	419,379
GXO Logistics, Inc.
6.25%, 05/06/2029		47,000	48,724
Star Leasing Co. LLC
7.63%, 02/15/2030*		56,000	51,824
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*		56,000	58,246
			1,306,567
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.55%, 01/15/2031*		560,000	553,882
5.25%, 02/01/2030*		71,000	72,065
5.35%, 03/30/2029*		30,000	30,512
6.05%, 08/01/2028*		70,000	72,034
6.20%, 06/15/2030*		50,000	52,636
			781,129
Total Corporate Bonds & Notes (cost $186,196,685)			181,233,726
CONVERTIBLE BONDS & NOTES — 0.0%
Banks — 0.0%
Mitsubishi UFJ Investor Services & Banking Luxembourg SA FRS
6.53%, (3 ME+4.50%), 12/15/2050 (cost $74,731)	EUR	100,000	74,009

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 3.2%
Auto Loan Receivables — 0.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	$130,000	$131,782
CarMax Auto Owner Trust
Series 2026-1, Class A3 4.04%, 03/17/2031	200,000	199,294
GM Financial Revolving Receivables Trust
Series 2025-1, Class A 4.64%, 12/11/2037*	200,000	201,944
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	95,709	94,627
Mercedes-Benz Auto Lease Trust
Series 2026-A, Class A4 3.97%, 04/15/2031	300,000	298,190
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	218,681
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	140,726
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	40,369
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	250,000	252,016
		1,577,629
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	200,000	200,881
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	205,000	206,305
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	100,000	98,728
		505,914
Home Equity — 0.1%
COOPR Residential Mtg. Trust
Series 2026-CES1, Class A1A 4.87%, 01/01/2061*(4)	98,634	97,807
FIGRE Trust VRS
Series 2026-HE1, Class A 4.98%, 01/25/2056*(1)	144,312	143,126
		240,933
Other Asset Backed Securities — 2.8%
ACREC LLC FRS
Series 2026-FL4, Class AS 5.28%, (TSFR1M+1.60%), 01/18/2043*	225,000	225,273
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	487,275
Bain Capital Credit CLO, Ltd. FRS
Series 2022-5A, Class CRR 5.42%, (TSFR3M+1.75%), 01/24/2037*	380,000	376,424
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1R3 4.97%, (TSFR3M+1.30%), 07/20/2038*	1,580,000	1,579,169
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class BR 5.42%, (TSFR3M+1.75%), 04/25/2038*	$515,000	$516,101
Blue Owl Asset Leasing Trust LLC
Series 2024-1A, Class B 5.41%, 03/15/2030*	100,000	100,812
BXMT, Ltd. FRS
Series 2026-FL6, Class A 5.13%, (TSFR1M+1.45%), 08/19/2043*	210,000	209,895
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	92,452	74,366
Series 2020-1, Class A1 1.69%, 07/15/2060*	193,200	161,873
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	66,024
Series 2020-1, Class A2 1.99%, 07/15/2060*	218,094	177,370
Series 2022-1A, Class A1 5.97%, 08/15/2062*	123,654	122,876
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.12%, (TSFR3M+1.45%), 01/25/2035*	720,000	720,001
Commercial Equipment Finance LLC
Series 2025-1A, Class A 4.83%, 05/15/2031*	474,450	474,579
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,335,713	1,180,830
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	313,422
Elmwood CLO, Ltd. FRS
Series 2023-2A, Class BR 5.42%, (TSFR3M+1.75%), 04/16/2036*	450,000	450,210
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class B 5.07%, 06/25/2060*	145,000	144,753
Home Re, Ltd. FRS
Series 2026-1, Class M1B 5.81%, (SOFR30A+2.15%), 01/25/2036*	300,000	300,403
Jersey Mike's Funding LLC
Series 2026-1A, Class A2I 4.95%, 02/15/2056*	350,000	345,207
Magnetite XXXI, Ltd. FRS
Series 2021-31A, Class CR 5.22%, (TSFR3M+1.55%), 07/15/2034*	285,000	283,824
MAPS Trust
Series 2026-1A, Class A 5.20%, 01/15/2051*	479,121	468,007
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	263,857	235,252
Series 2023-A, Class A 5.51%, 10/15/2071*	327,578	331,268
Navient Refinance Loan Trust
Series 2026-A, Class A 4.50%, 01/18/2056*	200,000	197,746
Series 2025-B, Class A 4.72%, 09/15/2055*	86,409	85,840
NMEF Funding
Series 2025-B, Class B 4.73%, 01/18/2033*	290,000	290,618

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	$415,000	$420,179
PK Alift Loan Funding 8 LP
Series 2026-1, Class A 4.61%, 09/15/2043*	250,000	246,817
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	94,048	94,653
Series 2025-1A, Class B 5.04%, 05/15/2031*	100,000	100,998
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	296,581	284,391
Series 2026-SFR1, Class B 4.00%, 02/17/2043*	135,000	128,151
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	391,468	388,199
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	178,250	177,452
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	302,001	301,770
QTS Issuer ABS I LLC
Series 2025-1A, Class A2 5.44%, 05/25/2055*	1,465,000	1,448,690
Rad CLO 12, Ltd. FRS
Series 2021-12A, Class A1AR 4.99%, (TSFR3M+1.32%), 07/30/2040*	685,000	684,288
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	673,084
RR 23, Ltd. FRS
Series 2022-23A, Class A2R2 5.32%, (TSFR3M+1.65%), 07/15/2037*	990,000	991,938
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	385,880
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	206,575
STAR Trust FRS
Series 2026-SFR7, Class B 5.38%, (TSFR1M+1.70%), 05/17/2043*	170,000	170,003
Series 2026-SFR7, Class C 5.68%, (TSFR1M+2.00%), 05/17/2043*	100,000	100,002
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	219,172	219,870
Symphony CLO 36, Ltd. FRS
Series 2025-52A, Class CR 5.52%, (TSFR3M+1.85%), 01/20/2036*	250,000	247,909
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class BR 5.32%, (TSFR3M+1.65%), 07/20/2038*	565,000	565,330
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	164,767	163,009
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,574	133,570
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	263,903	262,743
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Tricon Residential Trust FRS
Series 2026-SFR1, Class A 4.77%, (TSFR1M+1.10%), 02/17/2043*	$503,772	$503,772
Series 2026-SFR1, Class B 5.02%, (TSFR1M+1.35%), 02/17/2043*	139,988	139,811
Verizon Master Trust
Series 2025-10, Class A 4.28%, 10/20/2033*	100,000	99,236
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	271,724
Series 2024-1A, Class A2 5.86%, 12/05/2054*	170,000	172,647
Zayo Issuer LLC
Series 2025-1A, Class A2 5.65%, 03/20/2055*	440,000	444,026
		19,946,135
Total Asset Backed Securities (cost $22,135,081)		22,270,611
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1%
Commercial and Residential — 6.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,375,200
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 6.09%, (TSFR1M+2.42%), 09/15/2034*	339,000	332,220
ALA Trust FRS
Series 2025-OANA, Class A 5.42%, (TSFR1M+1.74%), 06/15/2040*	235,000	235,587
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	78,097	75,390
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	181,936	157,727
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	344,133	298,598
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	304,082	271,912
Series 2019-5, Class A1 2.59%, 10/25/2049*(1)	15,261	15,134
Series 2022-2, Class A1 4.04%, 01/25/2067*(1)	84,738	81,029
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	746,619	728,625
AREIT FRS
Series 2025-CRE11, Class AS 5.43%, (TSFR1M+1.75%), 07/25/2043*	245,000	244,847
Arroyo Mtg. Trust
Series 2022-1, Class A1A 3.50%, 12/25/2056*(4)	332,467	323,550
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	458,657
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(1)(5)	8,109,535	74,816
Series 2019-BN24, Class XA 0.63%, 11/15/2062(1)(5)	2,196,409	45,632
Series 2019-BN23, Class XA 0.68%, 12/15/2052(1)(5)	6,658,341	138,380

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2017-BNK8, Class XA 0.70%, 11/15/2050(1)(5)	$6,842,820	$51,797
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(5)	4,003,642	94,712
Series 2019-BN18, Class XA 0.88%, 05/15/2062(1)(5)	2,805,709	68,038
Series 2023-BNK45, Class XA 1.07%, 02/15/2056(1)(5)	1,073,826	58,240
Series 2020-BN28, Class XA 1.76%, 03/15/2063(1)(5)	4,623,522	292,624
BANK5
Series 2026-5YR20, Class B 5.54%, 02/15/2059	455,000	459,219
BBCMS Mtg. Trust VRS
Series 2025-C32, Class XA 1.13%, 02/15/2062(1)(5)	1,262,762	101,274
Series 2024-C24, Class XA 1.62%, 02/15/2057(1)(5)	1,600,677	143,106
Series 2026-5C40, Class B 5.78%, 02/15/2059(1)	125,000	126,691
Benchmark Mtg. Trust
Series 2026-V20, Class AM 5.44%, 02/15/2059	145,000	146,324
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(1)(5)	3,777,662	37,429
Series 2018-B1, Class XA 0.52%, 01/15/2051(1)(5)	1,586,184	13,305
Series 2018-B8, Class XA 0.61%, 01/15/2052(1)(5)	8,005,048	101,296
Series 2019-B12, Class XA 1.02%, 08/15/2052(1)(5)	1,735,671	40,251
Series 2019-B10, Class XA 1.21%, 03/15/2062(1)(5)	4,711,066	140,794
Series 2020-B22, Class XA 1.49%, 01/15/2054(1)(5)	2,124,161	120,111
Series 2020-B18, Class XA 1.74%, 07/15/2053(1)(5)	956,162	49,046
Series 2026-V20, Class B 5.69%, 02/15/2059(1)	150,000	152,071
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	160,000	162,758
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	82,587	78,210
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(1)	24,655	24,302
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(4)	97,565	95,921
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 4.72%, (TSFR1M+1.05%), 04/15/2034*	94,196	93,725
Series 2026-ALOHA, Class B 5.25%, (TSFR1M+1.55%), 04/15/2043*	1,015,000	1,015,317
Series 2026-CSMO, Class B 5.37%, (TSFR1M+1.70%), 02/15/2043*	410,000	410,000
BX Trust FRS
Series 2026-CART, Class B 5.02%, (TSFR1M+1.35%), 02/15/2036*	195,000	193,521
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2026-RISE, Class B 5.12%, (TSFR1M+1.45%), 04/15/2041*	$145,000	$145,000
BX Trust VRS
Series 2025-ARIA, Class B 5.18%, 12/13/2042*(1)	245,000	245,181
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(1)	1,300,000	1,277,002
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	68,663	64,143
COLT Mtg. Loan Trust
Series 2026-1, Class A2 4.96%, 02/25/2071*(4)	99,612	98,526
Series 2026-1, Class A3 5.11%, 02/25/2071*(4)	99,612	98,609
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	272,429	237,053
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	513,544	429,612
Series 2026-1, Class A1 4.76%, 02/25/2071*(1)	207,194	205,647
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	180,543
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(1)	190,000	180,927
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 5.46%, (SOFR30A+1.80%), 01/25/2044*	110,000	110,856
Series 2022-R01, Class 1B1 6.81%, (SOFR30A+3.15%), 12/25/2041*	311,000	313,807
CSAIL Commercial Mtg. Trust VRS
Series 2016-C6, Class XA 1.66%, 01/15/2049(1)(5)	565,711	6
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	279,940	230,894
Series 2021-NQM8, Class A1 2.84%, 10/25/2066*(1)	336,818	306,754
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	242,208	228,061
Series 2022-NQM1, Class A1 3.27%, 11/25/2066*(1)	601,502	544,444
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(1)	1,381,893	1,376,697
Series 2021-RPL4, Class A1 4.15%, 12/27/2060*(1)	202,844	202,131
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,617,746
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.58%, 09/15/2053(1)(5)	738,290	29,525
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(1)	150,000	150,599
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(1)	121,168	108,063

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
EFMT
Series 2025-INV5, Class A3 5.38%, 12/25/2070*(4)	$233,705	$232,866
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	133,073	113,326
Extended Stay America Trust FRS
Series 2026-ESH2, Class A 4.87%, (TSFR1M+1.20%), 02/15/2043*	406,178	406,178
Series 2026-ESH2, Class B 5.07%, (TSFR1M+1.40%), 02/15/2043*	435,899	436,307
Series 2025-ESH, Class B 5.27%, (TSFR1M+1.60%), 10/15/2042*	100,000	100,125
Series 2026-ESH2, Class E 6.57%, (TSFR1M+2.90%), 02/15/2043*	183,276	183,677
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(1)	294,117	262,921
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,212,495	1,060,086
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.32%, 03/10/2041*(1)	485,000	488,491
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,236,972
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.61%, 02/13/2053(1)(5)	4,664,793	87,706
GS Mtg.-Backed Securities Trust
Series 2026-NQM1, Class A3 5.23%, 03/25/2066*(4)	96,991	96,455
GS Mtg.-Backed Securities Trust VRS
Series 2026-NQM1, Class A1 4.87%, 03/25/2066*(1)	247,327	245,851
INT Commercial Mtg. Trust VRS
Series 2025-PLAZA, Class A 4.55%, 11/05/2037*(1)	535,000	533,206
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,097,867
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	274,491
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(4)	187,323	187,650
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(4)	267,319	267,404
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class B 4.76%, 10/15/2042*(1)	490,000	488,166
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(1)	18,483	17,741
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	172,904	153,138
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.27%, 06/15/2050(1)(5)	1,345,280	13,983
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Residential Mtg. Loan Trust
Series 2026-NQM1, Class A2 5.03%, 12/25/2070*(4)	$96,881	$96,002
Series 2026-DSC1, Class A3 5.17%, 01/25/2071*(4)	198,524	196,426
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-SPL1, Class A1 4.25%, 02/25/2065*(1)	674,632	655,980
Series 2026-DSC1, Class A1 4.77%, 01/25/2071*(1)	427,620	422,914
New Residential Mtg. Loan Trust
Series 2026-NQM1, Class A3 5.18%, 11/25/2065*(4)	97,020	96,002
Series 2025-NQM7, Class A3 5.37%, 10/26/2065*(4)	387,382	384,872
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.29%, (TSFR1M+1.61%), 06/25/2057*	183,668	185,876
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	41,884	40,339
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(1)	185,367	174,969
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	213,362	206,833
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	216,737	207,669
Series 2022-NQM2, Class A1 3.85%, 03/27/2062*(1)	425,572	401,561
Series 2025-NQM7, Class A1 5.01%, 10/26/2065*(1)	325,209	323,401
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	506,065	446,230
NRTH Commercial Mtg. Trust FRS
Series 2025-PARK, Class B 5.32%, (TSFR1M+1.64%), 10/15/2040*	60,000	59,887
NYC Commercial Mtg. Trust FRS
Series 2026-1PARK, Class A 4.93%, (TSFR1M+1.25%), 02/15/2043*	110,000	109,553
Series 2026-1PARK, Class B 5.18%, (TSFR1M+1.50%), 02/15/2043*	100,000	99,663
Series 2025-3BP, Class B 5.36%, (TSFR1M+1.69%), 02/15/2042*	590,000	589,855
OBX Trust
Series 2022-NQM6, Class A1 4.70%, 07/25/2062*(4)	199,827	197,811
Series 2026-NQM2, Class A2 5.04%, 12/01/2065*(4)	408,497	404,821
Series 2026-NQM2, Class A3 5.14%, 12/01/2065*(4)	275,612	273,084
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(1)	331,776	294,673
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(1)	451,591	371,587
Series 2026-NQM2, Class A1 4.82%, 12/01/2065*(1)	231,317	229,528
OLIT VRS
Series 2025-HB2, Class A 3.00%, 11/25/2038*(1)	78,141	76,174

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2025-HB2, Class M1 3.00%, 11/25/2038*(1)	$235,000	$220,676
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	619,040
PRET LLC
Series 2026-NPL2, Class A1 5.15%, 02/25/2056*(4)	1,021,137	1,013,100
Series 2025-NPL14, Class A1 5.27%, 12/25/2055*(4)	387,357	384,543
Series 2025-NPL9, Class A1 5.39%, 08/25/2055*(4)	668,504	669,087
Series 2025-NPL7, Class A1 5.66%, 07/25/2055*(4)	518,046	519,029
Series 2025-NPL8, Class A1 5.73%, 08/25/2055*(4)	497,236	498,286
Series 2025-NPL6, Class A1 5.74%, 06/25/2055*(4)	813,623	814,875
Series 2026-NPL3, Class A2 6.22%, 02/25/2056*(4)	105,000	103,829
Series 2025-NPL3, Class A1 6.71%, 04/25/2055*(4)	499,784	500,258
Series 2025-NPL14, Class A2 6.78%, 12/25/2055*(4)	290,000	287,129
PRET Trust
Series 2025-RPL6, Class A1 3.85%, 09/25/2069*(4)	691,790	667,161
Series 2025-RPL6, Class A2 3.85%, 09/25/2069*(4)	105,000	98,818
PRPM LLC
Series 2025-RPL4, Class A1 3.00%, 05/25/2055*(4)	1,035,045	981,968
Series 2025-RPL3, Class A1 3.25%, 04/25/2055*(4)	1,108,493	1,071,632
Series 2025-7, Class A1 5.50%, 08/25/2030*(4)	309,734	308,705
Series 2024-6, Class A1 5.70%, 11/25/2029*(4)	94,588	94,658
Series 2025-5, Class A1 5.73%, 07/25/2030*(4)	175,605	175,239
Series 2025-6, Class A1 5.77%, 08/25/2028*(4)	439,896	438,951
Series 2025-3, Class A1 6.26%, 05/25/2030*(4)	83,820	83,584
PRPM Trust
Series 2026-RCF1, Class A1 4.85%, 01/25/2056*(4)	104,633	104,050
RCO VIII Mtg. LLC
Series 2025-3, Class A1 6.43%, 05/25/2030*(4)	73,858	73,934
RFR Trust VRS
Series 2025-SGRM, Class B 5.67%, 03/11/2041*(1)	510,000	513,912
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	975,000	934,260
SG Residential Mtg. Trust VRS
Series 2022-1, Class A1 3.17%, 03/27/2062*(1)	363,358	345,164
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	18,775	17,349
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	$50,951	$48,565
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	507,054	447,983
TEXAS Commercial Mtg. Trust FRS
Series 2025-TWR, Class B 5.27%, (TSFR1M+1.59%), 04/15/2042*	105,000	104,344
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	337,422	322,431
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	981,746	883,163
Verus Securitization Trust
Series 2021-7, Class A1 2.83%, 10/25/2066*(4)	732,665	671,334
Series 2022-3, Class A1 5.13%, 02/25/2067*(4)	291,716	278,675
Series 2025-R2, Class A2 5.24%, 07/25/2067*(4)	785,565	782,333
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	104,528	99,536
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	227,785	194,006
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	122,285	111,759
Series 2021-8, Class A1 2.82%, 11/25/2066*(1)	338,653	310,065
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS1, Class D 3.82%, 05/15/2048(1)	73,775	66,810
Series 2026-1250B, Class B 5.14%, 03/10/2041*(1)	100,000	99,041
		47,998,811
U.S. Government Agency — 2.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
1.35%, 05/25/2030	1,000,000	895,751
3.75%, 11/25/2032	1,000,000	981,332
Series K-753, Class A2 4.40%, 10/25/2030	1,000,000	1,004,887
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.58%, 03/25/2027(1)(5)	4,436,198	17,802
Series K124, Class X1 0.71%, 12/25/2030(1)(5)	3,442,387	97,346
Series K122, Class X1 0.87%, 11/25/2030(1)(5)	864,019	28,748
Series K121, Class X1 1.01%, 10/25/2030(1)(5)	1,571,876	58,071
Series K104, Class X1 1.11%, 01/25/2030(1)(5)	2,352,528	82,342
Series K114, Class X1 1.11%, 06/25/2030(1)(5)	2,844,583	112,831
Series K111, Class X1 1.56%, 05/25/2030(1)(5)	1,093,990	58,852
Series K157, Class A2 3.99%, 05/25/2033(1)	1,000,000	989,439
4.16%, 10/25/2030(1)	895,000	891,086

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.29%, 07/25/2030(1)	$910,000	$911,458
4.34%, 09/25/2030(1)	1,260,000	1,263,764
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	596,422	484,276
Series 4961, Class JB 2.50%, 12/15/2042	252,902	232,027
Series 3883, Class PB 3.00%, 05/15/2041	69,269	66,387
Series 4740, Class BA 3.00%, 09/15/2045	14,331	14,169
5.00%, 08/25/2052	715,188	716,481
Federal Home Loan Mtg. Corp. Seasoned Credit Risk Transfer Trust
Series 2020-1, Class MA 2.50%, 08/25/2059	210,274	195,969
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 6.56%, (SOFR30A+2.90%), 04/25/2042*	780,000	793,970
Series 2021-HQA3, Class B1 7.01%, (SOFR30A+3.35%), 09/25/2041*	845,000	851,899
Series 2022-DNA4, Class M1B 7.01%, (SOFR30A+3.35%), 05/25/2042*	440,000	449,350
Series 2023-HQA1, Class M1B 7.16%, (SOFR30A+3.50%), 05/25/2043*	840,000	876,990
Series 2022-HQA3, Class M1B 7.21%, (SOFR30A+3.55%), 08/25/2042*	135,000	138,802
Series 2022-HQA2, Class M1B 7.66%, (SOFR30A+4.00%), 07/25/2042*	335,000	345,261
Series 2022-DNA5, Class M1B 8.16%, (SOFR30A+4.50%), 06/25/2042*	535,000	554,977
Federal National Mtg. Assoc. REMIC
Series 2012-21, Class PQ 2.00%, 09/25/2041	36,495	34,716
Series 2012-18, Class GA 2.00%, 12/25/2041	74,299	69,887
Series 2015-48, Class QB 3.00%, 02/25/2043	45,975	45,335
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	451,480
Series 2018-27, Class EA 3.00%, 05/25/2048	211,643	189,363
Series 2018-35, Class CD 3.00%, 05/25/2048	134,699	119,113
Series 2019-45, Class PT 3.00%, 08/25/2049	171,125	155,304
Series 2012-52, Class PA 3.50%, 05/25/2042	58,461	56,388
Series 2018-23, Class LA 3.50%, 04/25/2048	178,456	170,723
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,202,081
Government National Mtg. Assoc.
Series 2025-110, Class J 5.00%, 09/20/2051	687,226	685,760
		16,294,417
Total Collateralized Mortgage Obligations (cost $66,278,945)		64,293,228
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.3%
U.S. Government — 42.2%
United States Treasury Bonds
1.13%, 05/15/2040	$2,018,000	$1,271,182
1.25%, 05/15/2050	7,240,000	3,435,889
1.38%, 11/15/2040 to 08/15/2050	4,253,000	2,476,229
1.75%, 08/15/2041	1,543,000	1,031,580
1.88%, 02/15/2041 to 02/15/2051	3,667,000	2,220,301
2.00%, 08/15/2051	3,465,000	1,972,749
2.25%, 05/15/2041 to 08/15/2046	3,107,000	2,060,197
2.38%, 02/15/2042 to 05/15/2051	10,045,000	6,461,840
2.50%, 02/15/2046 to 05/15/2046	2,317,000	1,594,840
2.75%, 11/15/2042 to 08/15/2047	981,000	716,049
2.88%, 05/15/2043 to 05/15/2049	5,242,000	3,884,745
3.00%, 05/15/2042 to 02/15/2049	7,728,000	5,817,731
3.00%, 08/15/2052(6)(7)	11,421,000	8,118,725
3.13%, 02/15/2043 to 05/15/2048	2,355,000	1,853,228
3.38%, 05/15/2044 to 11/15/2048	3,512,000	2,843,874
3.63%, 08/15/2043 to 02/15/2044	1,311,000	1,115,484
3.63%, 05/15/2053(6)(7)	4,053,000	3,249,841
4.13%, 08/15/2053	1,153,000	1,011,127
4.25%, 05/15/2039 to 08/15/2054	6,271,000	5,643,338
4.38%, 02/15/2038 to 05/15/2040	6,230,000	6,168,060
4.50%, 08/15/2039 to 11/15/2054	2,014,000	1,921,802
4.63%, 05/15/2044 to 11/15/2055	2,738,000	2,635,444
4.75%, 02/15/2041 to 08/15/2055	7,008,800	6,854,489
4.88%, 08/15/2045	7,506,000	7,481,371
5.00%, 05/15/2045	128,000	129,665
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,275,294
5.38%, 02/15/2031	2,839,000	3,016,881
6.38%, 08/15/2027	1,817,000	1,879,317
United States Treasury Bonds TIPS
0.63%, 02/15/2043(8)	1,082,108	796,837
0.75%, 02/15/2042(8)	4,879,057	3,757,264
1.38%, 02/15/2044(8)	1,241,915	1,025,757
United States Treasury Notes
0.38%, 07/31/2027 to 09/30/2027	6,558,000	6,256,867
0.50%, 05/31/2027 to 10/31/2027	9,803,000	9,364,574
0.63%, 12/31/2027 to 08/15/2030	11,598,000	10,496,850
0.75%, 01/31/2028	5,225,000	4,942,319
0.88%, 11/15/2030	3,000,000	2,614,688
1.13%, 02/29/2028 to 02/15/2031	8,046,000	7,299,431
1.25%, 05/31/2028 to 08/15/2031	9,482,000	8,781,111
1.38%, 11/15/2031	2,820,000	2,445,469
1.63%, 08/15/2029 to 05/15/2031	10,238,000	9,292,708
1.75%, 11/15/2029	5,825,000	5,413,837
2.25%, 02/15/2027 to 11/15/2027	5,869,000	5,755,747
2.38%, 05/15/2027 to 05/15/2029	15,244,000	14,924,023
2.63%, 02/15/2029 to 07/31/2029	15,966,000	15,390,519
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,356,753
2.88%, 05/15/2028 to 05/15/2032	11,037,000	10,592,975
3.25%, 06/30/2029	3,673,000	3,606,283
3.38%, 05/15/2033	2,360,000	2,248,177
3.50%, 09/30/2027 to 11/30/2030	1,437,000	1,420,332
3.63%, 05/31/2028 to 09/30/2030	8,850,000	8,770,079
3.75%, 04/30/2027 to 08/31/2031	4,745,000	4,695,692
3.88%, 04/30/2030 to 08/15/2034	11,499,000	11,337,382
4.00%, 01/15/2027 to 11/15/2035	9,134,000	8,980,493
4.13%, 11/15/2032 to 02/15/2036	3,135,000	3,135,798
4.25%, 06/30/2029 to 08/15/2035	10,732,000	10,815,486
4.38%, 08/31/2028 to 05/15/2034	11,029,000	11,160,833
4.50%, 04/15/2027 to 11/15/2033	8,758,000	8,889,629
4.63%, 02/15/2035	4,441,000	4,556,535
		297,265,720

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 31.1%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	$770,950	$693,274
2.00%, 02/01/2036 to 08/01/2052	9,007,113	7,746,733
2.50%, 01/01/2028 to 09/01/2051	766,158	684,033
3.00%, 08/01/2027 to 07/01/2052	2,829,755	2,530,719
3.50%, 11/01/2041 to 02/01/2052	1,185,503	1,106,713
4.00%, 09/01/2040 to 01/01/2050	737,678	709,286
4.50%, 05/01/2048 to 06/01/2052	618,401	600,615
5.00%, 09/01/2031 to 06/01/2055	5,675,470	5,606,954
5.50%, 01/01/2036 to 05/01/2055	14,559,424	14,681,628
6.00%, 03/01/2040 to 07/01/2055	1,988,309	2,029,730
6.25%, 07/15/2032	206,000	229,877
6.75%, 03/15/2031	100,000	112,341
Federal Home Loan Mtg. Corp. FRS
5.68%, (RFUCCT6M+1.49%), 02/01/2037	3,592	3,696
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,265,441	981,117
1.88%, 09/24/2026	837,000	829,744
2.00%, 11/01/2035 to 05/01/2052	23,927,578	19,718,737
2.50%, 04/01/2028 to 04/01/2052	8,383,864	7,231,415
3.00%, 10/01/2027 to 03/01/2050	2,228,970	2,054,678
3.50%, 08/01/2026 to 05/01/2052	3,700,938	3,445,183
4.00%, 10/01/2040 to 03/01/2049	1,620,594	1,554,052
4.26%, 08/01/2030	1,229,000	1,230,247
4.50%, 12/01/2040 to 10/01/2052	2,919,476	2,863,385
5.00%, 05/01/2040 to 11/01/2054	9,252,562	9,168,646
5.50%, 08/01/2037 to 01/01/2054	10,167,747	10,274,540
6.00%, 11/01/2038 to 07/01/2054	1,583,309	1,619,325
6.50%, 10/01/2037 to 07/01/2054	1,255,490	1,300,069
6.63%, 11/15/2030	871,000	968,132
7.25%, 05/15/2030	2,260,000	2,551,878
Federal National Mtg. Assoc. FRS
6.12%, (RFUCCT1Y+1.57%), 05/01/2037	5,027	5,197
6.35%, (H15T1Y+2.28%), 11/01/2036	11,864	12,352
6.35%, (RFUCCT1Y+1.83%), 10/01/2040	19,405	20,161
6.57%, (RFUCCT1Y+1.83%), 10/01/2040	4,509	4,691
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,114,524	921,233
2.00%, April 30 TBA	4,500,000	3,716,367
2.50%, April 30 TBA	13,305,000	11,444,379
3.00%, 02/20/2045 to 03/20/2052	864,145	779,027
3.00%, April 30 TBA	6,565,000	5,859,876
3.50%, 03/20/2045 to 07/20/2045	100,087	94,251
3.50%, May 30 TBA	7,190,000	6,562,172
4.00%, 03/15/2039 to 05/20/2048	443,448	425,361
4.50%, 09/15/2033 to 04/20/2047	214,508	212,115
4.50%, April 30 TBA	1,085,000	1,048,003
5.00%, 06/15/2033 to 08/15/2038	137,806	139,849
5.50%, 02/15/2032 to 05/20/2053	950,512	966,539
5.50%, April 30 TBA	7,635,000	7,683,625
6.00%, 04/15/2028 to 12/15/2036	296,223	305,629
6.00%, April 30 TBA	3,030,000	3,080,923
6.50%, 09/15/2031 to 12/15/2031	3,025	3,130
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	474,620
Uniform Mtg. Backed Securities
2.00%, April 15 TBA	720,000	662,157
2.00%, April 30 TBA	1,935,000	1,558,128
2.50%, April 15 TBA	740,000	698,919
2.50%, April 30 TBA	12,445,000	10,461,578
3.00%, April 15 TBA	795,000	759,198
3.00%, April 30 TBA	3,685,000	3,236,091
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, May 30 TBA		$3,680,000	$3,228,825
3.50%, April 30 TBA		1,650,000	1,512,463
4.00%, April 15 TBA		3,300,000	3,222,560
4.00%, May 30 TBA		5,775,000	5,444,563
4.50%, May 30 TBA		5,090,000	4,907,306
5.50%, April 30 TBA		6,510,000	6,539,984
5.50%, May 30 TBA		6,510,000	6,531,084
6.00%, April 30 TBA		11,625,000	11,849,688
6.00%, May 30 TBA		11,620,000	11,830,520
			218,729,311
Total U.S. Government & Agency Obligations (cost $540,680,191)			515,995,031
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		128,000	126,156
Sovereign — 1.3%
Commonwealth of Bahamas
8.25%, 06/24/2036		200,000	213,366
Government of Romania
2.63%, 12/02/2040*	EUR	305,000	220,809
2.75%, 04/14/2041	EUR	927,000	669,763
6.00%, 05/25/2034		120,000	116,381
6.63%, 05/16/2036*		60,000	59,586
7.63%, 01/17/2053		200,000	209,750
Kingdom of Saudi Arabia
3.25%, 10/22/2030		200,000	187,316
3.45%, 02/02/2061		200,000	123,446
5.00%, 01/18/2053		200,000	169,286
5.88%, 01/12/2056*		255,000	244,091
Republic of Azerbaijan
3.50%, 09/01/2032		200,000	184,186
Republic of Chile
4.85%, 01/22/2029		200,000	202,250
4.95%, 01/05/2036		300,000	296,343
Republic of Colombia
3.25%, 04/22/2032		510,000	424,952
5.63%, 02/19/2036	EUR	170,000	179,493
Republic of Hungary
5.25%, 06/16/2029		200,000	200,314
6.00%, 09/26/2035*		200,000	203,114
Republic of Indonesia
4.75%, 09/10/2034		200,000	192,239
Republic of Ivory Coast
8.08%, 04/01/2036		200,000	203,056
Republic of Kazakhstan
4.71%, 04/09/2035*		200,000	193,913
6.50%, 07/21/2045		200,000	214,706
Republic of Peru
2.84%, 06/20/2030		75,000	69,664
5.50%, 03/30/2036		200,000	199,280
Republic of Serbia
6.00%, 06/12/2034		400,000	400,785
Republic of South Africa
7.25%, 12/11/2055*		200,000	182,879
Republic of Trinidad & Tobago
6.40%, 06/26/2034		200,000	198,700
State of Israel
4.50%, 01/13/2031		265,000	259,445
5.38%, 03/12/2029		460,000	466,700

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States
5.38%, 03/22/2033	$855,000	$834,907
5.38%, 03/22/2033	555,000	541,957
5.63%, 02/09/2034	530,000	518,340
5.63%, 09/22/2035	200,000	193,500
5.63%, 09/22/2035	405,000	389,812
6.13%, 02/09/2038	200,000	194,900
6.75%, 02/09/2056	200,000	194,120
		9,353,349
Total Foreign Government Obligations (cost $9,782,043)		9,479,505
MUNICIPAL SECURITIES — 0.1%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	335,000	316,956
6.32%, 11/01/2029	235,000	232,302
Total Municipal Securities (cost $581,161)		549,258
Total Long-Term Investment Securities (cost $825,728,837)		793,895,368
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(9)	1,577,707	1,577,707
U.S. Government — 0.1%
United States Treasury Bills
3.62%, 04/30/2026	910,000	907,339
Total Short-Term Investments (cost $2,485,052)		2,485,046
REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(10)	3,230,000	3,230,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	3,450,000	3,450,000
BNP Paribas SA Joint Repurchase Agreement(10)	3,435,000	3,435,000
Deutsche Bank AG Joint Repurchase Agreement(10)	3,230,000	3,230,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	3,230,000	3,230,000
Total Repurchase Agreements (cost $16,575,000)		16,575,000
TOTAL INVESTMENTS (cost $844,788,889)(11)	115.4%	812,955,414
Other assets less liabilities	(15.4)	(108,647,739)
NET ASSETS	100.0%	$704,307,675

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no
right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $106,219,733 representing 15.1% of net assets.

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2026.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of March 31, 2026.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	See Note 4 for cost of investments on a tax basis.

3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security

EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$8,705	$164,216	$172,921
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,377	427,587	430,964
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(13,713)	218,901	205,188
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	6,020	136,700	142,720
Centrally Cleared	5,995,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(11,298)	10,410	(888)
								$(6,909)	$957,814	$950,905

SOFR—Secured Overnight Financing Rate

USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	U.S. Treasury 2 Year Notes	June 2026	$5,174,152	$5,186,133	$11,981
18	Short	Euro-BTP	June 2026	2,465,219	2,419,241	45,978
30	Short	Euro-BUND	June 2026	4,424,146	4,347,964	76,182
17	Short	Euro-OAT	June 2026	2,353,008	2,332,194	20,814
34	Short	U.S. Treasury 10 Year Notes	June 2026	3,852,842	3,775,593	77,249
70	Short	U.S. Treasury 5 Year Notes	June 2026	7,642,506	7,572,578	69,928
33	Short	U.S. Treasury Ultra 10 Year Notes	June 2026	3,755,887	3,746,015	9,872
107	Short	U.S. Treasury Ultra Bonds	June 2026	12,859,589	12,472,188	387,401
						$699,405

						Unrealized (Depreciation)
61	Long	Australian 10 Year Bonds	June 2026	$4,576,153	$4,535,029	$(41,124)
21	Long	Euro Buxl 30 Year Bonds	June 2026	2,712,755	2,676,324	(36,431)
56	Long	U.S. Treasury Long Bonds	June 2026	6,522,935	6,377,000	(145,935)
						$(223,490)
		Net Unrealized Appreciation (Depreciation)				$475,915

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	3,728,000	USD	4,337,220	04/30/2026	$22,472	$—
	USD	739,934	EUR	636,000	04/30/2026	—	(3,834)
						22,472	(3,834)
Westpac Banking Corp.	GBP	217,000	USD	290,798	04/30/2026	3,587	—
Unrealized Appreciation (Depreciation)						$26,059	$(3,834)

EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$181,233,726	$—	$181,233,726
Convertible Bonds & Notes	—	74,009	—	74,009
Asset Backed Securities	—	22,270,611	—	22,270,611
Collateralized Mortgage Obligations	—	64,293,228	—	64,293,228
U.S. Government & Agency Obligations	—	515,995,031	—	515,995,031
Foreign Government Obligations	—	9,479,505	—	9,479,505
Municipal Securities	—	549,258	—	549,258
Short-Term Investments:
U.S. Government	—	907,339	—	907,339
Other Short-Term Investments	1,577,707	—	—	1,577,707
Repurchase Agreements	—	16,575,000	—	16,575,000
Total Investments at Value	$1,577,707	$811,377,707	$—	$812,955,414
Other Financial Instruments:†
Swaps	$—	$957,814	$—	$957,814
Futures Contracts	699,405	—	—	699,405
Forward Foreign Currency Contracts	—	26,059	—	26,059
Total Other Financial Instruments	$699,405	$983,873	$—	$1,683,278
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$223,490	$—	$—	$223,490
Forward Foreign Currency Contracts	—	3,834	—	3,834
Total Other Financial Instruments	$223,490	$3,834	$—	$227,324

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 3.9%
ANZ Group Holdings, Ltd.	50,497	$1,269,409
APA Group	5,705	39,231
Aristocrat Leisure, Ltd.	2,492	79,182
ASX, Ltd.	887	32,203
BHP Group, Ltd. (ASX)	34,111	1,246,355
BHP Group, Ltd. (LSE)	8,667	311,466
Brambles, Ltd.	6,053	94,584
CAR Group, Ltd.	1,599	25,858
Cochlear, Ltd.	310	36,405
Coles Group, Ltd.	6,133	93,086
Commonwealth Bank of Australia	7,408	865,307
Computershare, Ltd.	2,447	48,325
CSL, Ltd.	2,144	210,623
Evolution Mining, Ltd.	8,976	81,347
Fortescue, Ltd.	7,522	106,256
Goodman Group	9,039	160,912
Insurance Australia Group, Ltd.	10,065	50,651
Lottery Corp., Ltd.	10,133	37,768
Lynas Rare Earths, Ltd.†	3,949	53,666
Macquarie Group, Ltd.	5,078	720,469
Medibank Private, Ltd.	12,562	38,017
National Australia Bank, Ltd.	13,561	392,203
Northern Star Resources, Ltd.	6,207	90,615
Origin Energy, Ltd.	7,515	64,406
Pro Medicus, Ltd.	263	21,728
Qantas Airways, Ltd.	3,175	18,647
QBE Insurance Group, Ltd.	6,811	100,074
REA Group, Ltd.	226	25,031
Rio Tinto, Ltd.	10,573	1,188,763
Santos, Ltd.	15,025	82,515
Scentre Group	246,590	568,917
SGH, Ltd.	871	24,702
Sigma Healthcare, Ltd.	21,523	39,574
Sonic Healthcare, Ltd.	2,166	30,659
South32, Ltd.	20,492	61,597
Stockland	11,055	33,107
Suncorp Group, Ltd.	34,822	388,481
Telstra Group, Ltd.	155,122	571,321
Transurban Group	13,634	132,504
Vicinity, Ltd.	17,041	27,648
Washington H. Soul Pattinson & Co., Ltd.	1,554	43,439
Wesfarmers, Ltd.	5,054	256,199
Westpac Banking Corp.	15,138	415,858
WiseTech Global, Ltd.	961	26,229
Woodside Energy Group, Ltd.	8,421	200,846
Woolworths Group, Ltd.	5,389	135,693
		10,541,876
Austria — 0.7%
BAWAG Group AG*	2,449	373,786
Erste Group Bank AG	12,963	1,400,727
OMV AG	646	46,915
Raiffeisen Bank International AG	519	22,200
Verbund AG	275	20,952
		1,864,580
Belgium — 0.6%
Ageas SA	609	44,604
Anheuser-Busch InBev SA NV	4,407	305,803
D'ieteren Group	93	17,194
Elia Group SA	210	32,182
Financiere de Tubize SA	95	23,489
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Groupe Bruxelles Lambert NV	375	$33,897
KBC Group NV	1,030	125,911
Lotus Bakeries NV	1	11,364
Sofina SA	82	19,867
Syensqo SA	318	18,397
UCB SA	3,675	1,106,951
		1,739,659
Bermuda — 0.1%
Aegon, Ltd.	5,331	38,868
CK Infrastructure Holdings, Ltd.	3,000	23,944
Hongkong Land Holdings, Ltd.	4,900	38,325
Jardine Matheson Holdings, Ltd.	700	50,250
		151,387
Canada — 1.5%
Brookfield Corp.	12,451	504,538
Canadian Natural Resources, Ltd.	12,800	624,404
Definity Financial Corp.	13,061	614,884
Element Fleet Management Corp.	28,324	614,287
National Bank of Canada	2,753	356,241
Nutrien, Ltd.	8,286	625,486
Toronto-Dominion Bank	8,484	792,352
		4,132,192
China — 0.4%
Contemporary Amperex Technology Co., Ltd., Class A	7,700	451,323
Tencent Holdings, Ltd.	3,600	227,275
Tencent Music Entertainment Group ADR	35,503	329,468
		1,008,066
Denmark — 1.4%
AP Moller-Maersk A/S, Series A	12	29,150
AP Moller-Maersk A/S, Series B	19	47,087
Carlsberg A/S, Class B	408	50,908
Coloplast A/S, Class B	567	38,660
Danske Bank A/S	2,921	141,809
Demant A/S†	370	11,245
DSV A/S	898	214,536
Genmab A/S†	270	72,242
Novo Nordisk A/S, Class B	32,768	1,207,474
Novonesis (Novozymes), Class B	1,544	91,358
Orsted A/S*†	16,846	412,450
Pandora A/S	3,723	261,485
ROCKWOOL A/S, Class B	485	13,539
Tryg A/S	1,473	35,260
Vestas Wind Systems A/S	39,333	1,177,650
		3,804,853
Finland — 1.0%
Elisa Oyj	597	28,946
Fortum Oyj	13,439	341,584
Kesko Oyj, Class B	1,173	25,958
Kone Oyj, Class B	1,550	98,822
Mandatum Oyj	40,845	327,814
Metso Oyj	2,952	51,055
Neste Oyj	1,892	61,100
Nokia Oyj	23,559	187,764
Nordea Bank Abp	13,764	236,915
Orion Oyj, Class B	478	38,658
Sampo Oyj, Class A	78,862	845,039
Stora Enso Oyj, Class R	37,084	436,819

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene Oyj	2,344	$72,911
Wartsila OYJ Abp	2,289	85,590
		2,838,975
France — 8.5%
Accor SA	877	42,019
Aeroports de Paris SA	166	20,198
Air Liquide SA	7,570	1,559,423
Alstom SA†	1,567	44,650
Amundi SA*	260	22,362
AXA SA	26,070	1,195,197
Ayvens SA*	1,367	16,105
BioMerieux	175	18,636
BNP Paribas SA	4,467	425,531
Bollore SE	3,543	20,251
Bouygues SA	878	50,654
Bureau Veritas SA	1,567	47,072
Capgemini SE	664	77,612
Carrefour SA	2,665	49,131
Cie de Saint-Gobain SA	1,996	164,261
Cie Generale des Etablissements Michelin SCA	2,986	101,680
Covivio SA	212	12,675
Credit Agricole SA	4,616	86,657
Danone SA	2,867	230,255
Dassault Aviation SA	85	31,527
Dassault Systemes SE	3,072	62,546
Eiffage SA	309	47,442
Engie SA	34,639	1,116,768
EssilorLuxottica SA	3,119	725,901
Gecina SA	195	15,419
Getlink SE	1,375	29,631
Hermes International S.C.A.	140	267,386
Ipsen SA	161	30,193
Kering SA	1,639	495,612
Klepierre SA	989	37,276
Legrand SA	9,597	1,482,973
L'Oreal SA	2,535	1,039,516
LVMH Moet Hennessy Louis Vuitton SE	3,384	1,881,048
Orange SA	8,231	168,178
Pernod Ricard SA	916	68,369
Publicis Groupe SA	1,012	83,693
Renault SA	795	26,974
Rexel SA	984	38,484
Safran SA	7,462	2,440,395
Sanofi SA	11,181	1,078,472
Sartorius Stedim Biotech	130	25,452
Schneider Electric SE	7,561	2,076,780
Societe Generale SA	14,031	1,024,489
Sodexo SA	435	22,331
Thales SA	415	121,847
TotalEnergies SE	38,437	3,549,014
Veolia Environnement SA	2,783	106,311
Vinci SA	6,241	934,699
		23,213,095
Germany — 7.5%
adidas AG	755	118,978
Allianz SE	4,854	2,011,439
BASF SE	4,000	241,705
Bayer AG	4,337	197,165
Bayerische Motoren Werke AG	9,811	886,075
Bayerische Motoren Werke AG (Preference Shares)	232	20,844
Security Description	Shares or Principal Amount	Value

Germany (continued)
Beiersdorf AG	10,630	$940,462
Brenntag SE	543	35,825
Commerzbank AG	3,243	116,428
Continental AG	445	30,591
CTS Eventim AG & Co. KGaA	270	15,484
Daimler Truck Holding AG	2,032	96,868
Delivery Hero SE*†	815	14,544
Deutsche Bank AG	7,979	233,481
Deutsche Boerse AG	832	241,892
Deutsche Lufthansa AG	2,521	20,809
Deutsche Post AG	4,099	211,390
Deutsche Telekom AG	16,338	602,448
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	496	22,228
E.ON SE	9,973	217,978
Evonik Industries AG	1,002	19,408
Fresenius Medical Care AG	930	41,377
Fresenius SE & Co. KGaA	1,861	95,329
GEA Group AG	625	44,169
Hannover Rueck SE	257	79,543
Heidelberg Materials AG	3,360	692,021
Henkel AG & Co. KGaA	475	34,020
Henkel AG & Co. KGaA (Preference Shares)	695	53,399
Hensoldt AG	272	23,612
HOCHTIEF AG	74	32,546
Infineon Technologies AG	43,095	1,893,517
KION Group AG	6,066	315,153
Knorr-Bremse AG	325	36,285
LEG Immobilien SE	364	23,706
Mercedes-Benz Group AG	3,171	192,114
Merck KGaA	582	72,278
MTU Aero Engines AG	235	84,131
Muenchener Rueckversicherungs-Gesellschaft AG	580	361,299
Nemetschek SE	247	18,180
Porsche Automobil Holding SE (Preference Shares)	719	25,863
Rational AG	20	14,477
Rheinmetall AG	524	873,876
RWE AG	2,815	187,490
SAP SE	17,274	2,923,332
Sartorius AG (Preference Shares)	117	28,551
Scout24 SE*	330	25,285
Siemens AG	16,512	3,916,488
Siemens Energy AG	5,210	857,439
Siemens Healthineers AG*	22,793	956,175
Symrise AG	616	52,156
Talanx AG	285	34,684
Volkswagen AG (Preference Shares)	916	91,730
Vonovia SE	3,385	84,301
Zalando SE*†	1,036	24,785
		20,485,353
Hong Kong — 1.9%
AIA Group, Ltd.	201,200	2,260,251
Alibaba Group Holding, Ltd.	14,940	235,193
BOC Hong Kong Holdings, Ltd.	133,500	735,598
CK Asset Holdings, Ltd.	9,000	51,410
CK Hutchison Holdings, Ltd.	12,000	92,225
CLP Holdings, Ltd.	7,000	65,907
Futu Holdings, Ltd. ADR†	241	32,959
Galaxy Entertainment Group, Ltd.	9,000	40,574
Henderson Land Development Co., Ltd.	5,000	18,545
HKT Trust & HKT, Ltd.	19,000	29,623
Hong Kong & China Gas Co., Ltd.	52,000	47,665
Hong Kong Exchanges & Clearing, Ltd.	5,400	273,701

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Link REIT	11,500	$53,246
MTR Corp., Ltd.	6,500	26,674
Power Assets Holdings, Ltd.	6,000	46,748
Sino Land Co., Ltd.	18,000	26,822
SITC International Holdings Co., Ltd.	5,000	22,074
Sun Hung Kai Properties, Ltd.	6,500	110,168
Swire Pacific, Ltd., Class A	1,000	10,968
Techtronic Industries Co., Ltd.	75,000	998,298
WH Group, Ltd.*	37,000	48,754
Wharf Holdings, Ltd.	5,000	13,815
Wharf Real Estate Investment Co., Ltd.	7,000	20,294
		5,261,512
India — 0.2%
HDFC Bank, Ltd.	15,536	124,115
HDFC Bank, Ltd. ADR	13,955	347,200
		471,315
Indonesia — 0.1%
Bank Central Asia Tbk PT	713,000	272,784
Ireland — 0.8%
AIB Group PLC	9,773	103,945
Bank of Ireland Group PLC	4,354	79,680
Kerry Group PLC, Class A	665	52,665
Kingspan Group PLC	14,282	1,205,532
Ryanair Holdings PLC	3,845	108,931
Ryanair Holdings PLC ADR	9,618	555,920
		2,106,673
Isle of Man — 0.0%
Entain PLC	2,355	17,783
Israel — 0.7%
Azrieli Group, Ltd.	176	23,572
Bank Hapoalim BM	5,604	131,169
Bank Leumi Le-Israel BM	6,636	147,885
Check Point Software Technologies, Ltd.†	381	54,426
CyberArk Software, Ltd.	229	10,305
Elbit Systems, Ltd.	123	103,037
ICL Group, Ltd.	3,429	17,668
Israel Discount Bank, Ltd., Class A	5,259	52,729
Mizrahi Tefahot Bank, Ltd.	656	47,570
Monday.com, Ltd.†	173	11,956
Nice, Ltd.†	255	28,116
Nova, Ltd.†	136	60,414
Phoenix Financial, Ltd.	1,015	53,916
Teva Pharmaceutical Industries, Ltd. ADR†	37,567	1,131,518
Tower Semiconductor, Ltd.†	494	86,623
		1,960,904
Italy — 2.9%
Banca Mediolanum SpA	946	19,214
Banca Monte dei Paschi di Siena SpA	8,791	76,597
Banco BPM SpA	5,026	70,221
BPER Banca SpA	6,599	86,142
Buzzi SpA	366	18,462
Enel SpA	110,258	1,200,364
Eni SpA	8,991	255,311
FinecoBank Banca Fineco SpA	45,245	1,004,573
Generali	14,969	603,562
Intesa Sanpaolo SpA	198,384	1,205,921
Italgas SpA	2,497	29,084
Leonardo SpA	1,806	121,306
Security Description	Shares or Principal Amount	Value

Italy (continued)
Moncler SpA	8,014	$482,982
Poste Italiane SpA*	2,097	49,337
Prysmian SpA	8,688	1,015,921
Recordati Industria Chimica e Farmaceutica SpA	482	27,418
Snam SpA	8,732	66,411
Telecom Italia SpA†	55,559	38,915
Terna - Rete Elettrica Nazionale	6,441	73,761
UniCredit SpA	17,826	1,284,496
Unipol Assicurazioni SpA	1,586	37,127
		7,767,125
Japan — 21.6%
Advantest Corp.	3,400	460,005
Aeon Co., Ltd.	9,700	115,775
AGC, Inc.	900	31,739
Aisin Corp.	2,000	27,685
Ajinomoto Co., Inc.	18,400	515,911
ANA Holdings, Inc.	700	12,446
Asahi Group Holdings, Ltd.	6,600	66,237
Asahi Kasei Corp.	5,900	57,131
Asics Corp.	29,800	792,419
Astellas Pharma, Inc.	8,300	135,514
Bandai Namco Holdings, Inc.	2,600	64,221
Bridgestone Corp.	5,100	105,855
Canon, Inc.	3,900	108,613
Capcom Co., Ltd.	1,600	33,928
Central Japan Railway Co.	3,500	90,633
Chiba Bank, Ltd.	2,600	33,500
Chubu Electric Power Co., Inc.	3,000	49,250
Chugai Pharmaceutical Co., Ltd.	17,100	946,115
Dai Nippon Printing Co., Ltd.	1,700	30,871
Daifuku Co., Ltd.	1,500	52,406
Dai-ichi Life Holdings, Inc.	15,400	140,726
Daiichi Sankyo Co., Ltd.	7,900	139,281
Daikin Industries, Ltd.	6,700	812,816
Daito Trust Construction Co., Ltd.	1,200	27,949
Daiwa House Industry Co., Ltd.	2,600	81,275
Daiwa Securities Group, Inc.	6,300	59,259
Denso Corp.	7,900	98,087
Disco Corp.	400	160,279
East Japan Railway Co.	4,200	95,853
Ebara Corp.	2,000	56,355
Eisai Co., Ltd.	1,200	37,293
ENEOS Holdings, Inc.	12,100	107,979
FANUC Corp.	4,200	146,283
Fast Retailing Co., Ltd.	3,300	1,313,441
Fuji Electric Co., Ltd.	600	42,016
FUJIFILM Holdings Corp.	33,400	634,788
Fujikura, Ltd.	21,600	587,714
Fujitsu, Ltd.	7,900	160,548
Hankyu Hanshin Holdings, Inc.	1,100	31,799
Hikari Tsushin, Inc.	100	25,316
Hitachi, Ltd.	99,700	2,913,794
Honda Motor Co., Ltd.	16,600	134,370
Hoya Corp.	8,800	1,517,964
Hulic Co., Ltd.	2,000	23,282
Ibiden Co., Ltd.	1,100	53,947
Idemitsu Kosan Co., Ltd.	3,500	34,026
IHI Corp.	4,600	94,014
Inpex Corp.	3,800	111,499
Isetan Mitsukoshi Holdings, Ltd.	25,900	473,320
Isuzu Motors, Ltd.	2,300	33,038
ITOCHU Corp.	107,400	1,365,099

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Co., Ltd.	800	$13,016
Japan Exchange Group, Inc.	77,300	897,520
Japan Post Bank Co., Ltd.	7,900	129,972
Japan Post Holdings Co., Ltd.	8,200	94,076
Japan Post Insurance Co., Ltd.	2,400	24,247
Japan Tobacco, Inc.	5,400	207,201
JFE Holdings, Inc.	2,700	31,450
JX Advanced Metals Corp.	2,300	49,994
Kajima Corp.	1,900	72,177
Kansai Electric Power Co., Inc.	4,100	67,533
Kao Corp.	2,000	78,150
Kawasaki Heavy Industries, Ltd.	3,500	66,409
Kawasaki Kisen Kaisha, Ltd.	1,500	25,253
KDDI Corp.	106,500	1,823,802
Keyence Corp.	3,000	1,062,466
Kikkoman Corp.	2,700	24,612
Kioxia Holdings Corp.†	800	101,701
Kirin Holdings Co., Ltd.	3,600	57,278
Komatsu, Ltd.	10,700	420,028
Konami Group Corp.	400	49,768
Kubota Corp.	4,400	69,428
Kyocera Corp.	5,700	88,119
Kyowa Kirin Co., Ltd.	1,200	19,822
Lasertec Corp.	400	88,196
LY Corp.	13,000	31,507
M3, Inc.†	2,000	20,418
Makita Corp.	1,000	32,479
Marubeni Corp.	6,200	227,981
MatsukiyoCocokara & Co.	1,500	23,971
Minebea Mitsumi, Inc.	1,600	26,246
Mitsubishi Chemical Group Corp.	51,300	297,080
Mitsubishi Corp.	14,400	494,513
Mitsubishi Electric Corp.	58,800	1,920,260
Mitsubishi Estate Co., Ltd.	48,800	1,350,361
Mitsubishi HC Capital, Inc.	4,000	35,737
Mitsubishi Heavy Industries, Ltd.	14,200	387,367
Mitsubishi UFJ Financial Group, Inc.	248,800	4,203,642
Mitsui & Co., Ltd.	11,000	423,503
Mitsui Fudosan Co., Ltd.	59,600	630,840
Mitsui OSK Lines, Ltd.	1,600	66,222
Mizuho Financial Group, Inc.	11,000	439,063
MonotaRO Co., Ltd.	900	9,675
MS&AD Insurance Group Holdings, Inc.	57,700	1,509,979
Murata Manufacturing Co., Ltd.	7,500	168,155
NEC Corp.	5,800	144,499
Nexon Co., Ltd.	1,700	32,042
NIDEC Corp.†	3,600	45,308
Nintendo Co., Ltd.	22,500	1,283,869
Nippon Building Fund, Inc.	35	29,378
Nippon Paint Holdings Co., Ltd.	4,100	25,591
Nippon Sanso Holdings Corp.	700	24,992
Nippon Steel Corp.	22,000	80,822
Nippon Yusen KK	1,800	66,064
Nissan Motor Co., Ltd.†	9,600	20,377
Nitori Holdings Co., Ltd.	1,700	27,000
Nitto Denko Corp.	2,900	58,021
Nomura Holdings, Inc.	13,500	106,780
Nomura Research Institute, Ltd.	1,700	47,103
NTT, Inc.	133,300	132,344
Obayashi Corp.	2,900	69,838
Obic Co., Ltd.	1,500	36,553
Olympus Corp.	5,100	48,554
Security Description	Shares or Principal Amount	Value

Japan (continued)
Oracle Corp. Japan	200	$10,954
Oriental Land Co., Ltd.	4,700	80,012
ORIX Corp.	17,900	536,284
Osaka Gas Co., Ltd.	1,600	64,883
Otsuka Corp.	1,100	21,095
Otsuka Holdings Co., Ltd.	1,900	134,115
Pan Pacific International Holdings Corp.	8,700	53,368
Panasonic Holdings Corp.	39,200	650,884
Rakuten Group, Inc.†	7,000	32,649
Recruit Holdings Co., Ltd.	42,300	1,829,937
Renesas Electronics Corp.	35,700	506,959
Resona Holdings, Inc.	48,200	536,320
Ryohin Keikaku Co., Ltd.	2,300	48,913
Sanrio Co., Ltd.	4,500	27,768
SBI Holdings, Inc.	2,500	46,569
SCREEN Holdings Co., Ltd.	800	47,136
Secom Co., Ltd.	1,800	69,115
Seibu Holdings, Inc.	800	22,339
Sekisui Chemical Co., Ltd.	1,700	28,343
Sekisui House, Ltd.	2,600	58,043
Seven & i Holdings Co., Ltd.	45,100	607,019
Shimadzu Corp.	1,100	26,095
Shimano, Inc.	4,100	429,646
Shimizu Corp.	22,700	409,212
Shin-Etsu Chemical Co., Ltd.	23,500	956,158
Shionogi & Co., Ltd.	3,300	73,422
Shiseido Co., Ltd.	1,700	34,866
SMC Corp.	2,100	821,394
SoftBank Corp.	127,200	169,754
SoftBank Group Corp.	42,600	1,023,854
Sompo Holdings, Inc.	4,000	156,293
Sony Financial Holdings, Inc.	25,400	23,139
Sony Group Corp.	140,600	2,900,064
Subaru Corp.	2,600	41,536
Sumitomo Corp.	33,000	1,228,227
Sumitomo Electric Industries, Ltd.	3,200	179,185
Sumitomo Metal Mining Co., Ltd.	1,100	63,771
Sumitomo Mitsui Financial Group, Inc.	16,300	537,307
Sumitomo Mitsui Trust Group, Inc.	21,700	690,558
Sumitomo Realty & Development Co., Ltd.	2,800	78,721
Suntory Beverage & Food, Ltd.	600	16,967
Suzuki Motor Corp.	43,200	517,578
Sysmex Corp.	1,900	16,564
T&D Holdings, Inc.	2,000	50,832
Taisei Corp.	600	62,660
Takeda Pharmaceutical Co., Ltd.	22,200	818,977
TDK Corp.	8,800	114,096
Terumo Corp.	38,200	511,486
TIS, Inc.	900	19,421
Toho Co., Ltd.	2,500	26,372
Tokio Marine Holdings, Inc.	24,700	1,153,436
Tokyo Electron, Ltd.	4,800	1,173,850
Tokyo Gas Co., Ltd.	1,400	66,104
Tokyu Corp.	2,500	29,530
Toppan Holdings, Inc.	1,000	26,500
Toray Industries, Inc.	6,400	45,123
Toyota Industries Corp.†	180	23,158
Toyota Motor Corp.	150,500	3,119,759
Toyota Tsusho Corp.	3,200	125,219
Tsuruha Holdings, Inc.	14,700	232,046
Unicharm Corp.	4,800	27,951
West Japan Railway Co.	1,900	37,738
Yamaha Motor Co., Ltd.	4,100	29,224

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	1,000	$30,976
Yokohama Financial Group, Inc.	4,800	42,674
Zensho Holdings Co., Ltd.	400	23,202
ZOZO, Inc.	1,900	13,288
		58,994,654
Jersey — 0.5%
CVC Capital Partners PLC*	16,981	222,625
Experian PLC	4,063	141,224
Glencore PLC	125,548	956,676
		1,320,525
Luxembourg — 0.5%
ArcelorMittal SA	1,903	99,149
Eurofins Scientific SE	544	39,784
InPost SA†	1,134	19,908
Spotify Technology SA†	2,475	1,200,152
Tenaris SA	1,616	47,203
		1,406,196
Macau — 0.0%
Sands China, Ltd.	10,800	22,954
Mexico — 0.1%
Grupo Mexico SAB de CV, Class B	20,870	223,232
Netherlands — 6.3%
ABN AMRO Bank NV CVA	13,782	440,819
Adyen NV*†	114	114,074
AerCap Holdings NV	4,785	656,406
Airbus SE	7,694	1,445,129
Akzo Nobel NV	778	44,646
Argenx SE	275	200,368
Argenx SE ADR†	886	647,002
ASM International NV	1,089	829,521
ASML Holding NV	5,844	7,735,335
ASR Nederland NV	670	46,158
BE Semiconductor Industries NV	2,064	435,479
CSG NV†	3,424	92,133
Davide Campari-Milano NV	2,518	17,934
Euronext NV*	362	58,245
EXOR NV	398	30,503
Ferrari NV	554	186,737
Ferrovial SE	2,314	150,453
Heineken Holding NV	580	41,486
Heineken NV	12,741	980,463
ING Groep NV	31,609	825,921
Koninklijke Ahold Delhaize NV	3,973	185,475
Koninklijke KPN NV	16,524	91,905
Koninklijke Philips NV	28,143	770,828
Magnum Ice Cream Co. NV†	1,985	29,297
Magnum Ice Cream Co. NV (XAMS)†	22,067	323,916
Nebius Group NV†	955	99,091
NN Group NV	1,160	90,737
Prosus NV	5,783	264,358
QIAGEN NV	938	37,574
Randstad NV	415	10,903
Stellantis NV	9,234	65,794
STMicroelectronics NV	2,947	101,167
Universal Music Group NV	4,991	96,776
Wolters Kluwer NV	1,028	76,905
		17,223,538
Security Description	Shares or Principal Amount	Value

New Zealand — 0.1%
Auckland International Airport, Ltd.	7,103	$32,581
Contact Energy, Ltd.	4,150	22,152
Fisher & Paykel Healthcare Corp., Ltd.	2,550	55,236
Infratil, Ltd.	4,039	27,194
Meridian Energy, Ltd.	5,267	16,834
Xero, Ltd.†	776	41,508
		195,505
Norway — 1.4%
Aker BP ASA	11,123	408,356
DNB Bank ASA	70,269	2,191,509
Equinor ASA	12,951	548,166
Gjensidige Forsikring ASA	873	22,790
Kongsberg Gruppen ASA	1,944	83,239
Mowi ASA	2,094	47,564
Norsk Hydro ASA	47,089	499,302
Orkla ASA	3,105	39,050
Salmar ASA	254	14,837
Telenor ASA	2,888	50,865
Yara International ASA	724	42,144
		3,947,822
Portugal — 0.3%
Banco Comercial Portugues SA	30,962	30,353
EDP SA	13,809	73,109
Galp Energia SGPS SA	1,901	46,216
Jeronimo Martins SGPS SA	30,605	734,183
		883,861
Singapore — 1.4%
CapitaLand Ascendas REIT	18,300	35,358
CapitaLand Integrated Commercial Trust	27,612	49,591
CapitaLand Investment, Ltd.	9,900	21,103
DBS Group Holdings, Ltd.	28,830	1,281,013
Grab Holdings, Ltd., Class A†	10,331	37,811
Keppel, Ltd.	6,400	59,396
Oversea-Chinese Banking Corp., Ltd.	15,100	260,067
Sea, Ltd. ADR†	8,848	732,703
Sembcorp Industries, Ltd.	3,500	18,177
Singapore Airlines, Ltd.	7,500	38,809
Singapore Exchange, Ltd.	3,900	59,841
Singapore Technologies Engineering, Ltd.	7,100	60,511
Singapore Telecommunications, Ltd.	223,000	863,266
United Overseas Bank, Ltd.	5,500	158,189
Wilmar International, Ltd.	7,700	23,198
Yangzijiang Shipbuilding Holdings, Ltd.	11,500	34,172
		3,733,205
South Korea — 0.5%
KT Corp.	9,227	371,222
Samsung Electronics Co., Ltd.	8,054	904,706
SK Square Co., Ltd.†	275	87,277
		1,363,205
Spain — 4.0%
Acciona SA	107	28,238
ACS Actividades de Construccion y Servicios SA	808	99,984
Aena SME SA*	3,338	99,390
Amadeus IT Group SA	5,806	330,044
Banco Bilbao Vizcaya Argentaria SA	134,589	2,937,583
Banco de Sabadell SA	22,529	80,999
Banco Santander SA	163,822	1,853,698
Bankinter SA	48,133	757,737
CaixaBank SA	17,283	207,368

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Cellnex Telecom SA*	2,187	$71,006
EDP Renovaveis SA	1,296	20,738
Endesa SA	1,352	57,015
Grifols SA	1,155	12,131
Iberdrola SA	87,930	2,018,497
Indra Sistemas SA	7,929	436,914
Industria de Diseno Textil SA	25,857	1,486,674
International Consolidated Airlines Group SA	4,690	22,415
Mapfre SA	4,388	19,643
Naturgy Energy Group SA	1,125	33,776
Repsol SA	5,007	140,677
Telefonica SA	16,221	71,727
		10,786,254
SupraNational — 0.0%
Unibail-Rodamco-Westfield	545	60,912
Sweden — 1.8%
AddTech AB, Class B	1,154	39,211
Alfa Laval AB	1,292	70,497
Assa Abloy AB, Class B	4,393	157,535
Atlas Copco AB, Class A	11,953	210,241
Atlas Copco AB, Class B	6,841	106,292
Beijer Ref AB	1,839	25,273
Boliden AB†	1,245	66,086
Epiroc AB, Class A	2,922	71,740
Epiroc AB, Class B	1,784	38,366
EQT AB	2,223	68,265
Essity AB, Class B	2,692	69,395
Evolution AB*	618	38,542
Fastighets AB Balder, Class B†	3,031	17,826
H & M Hennes & Mauritz AB, Class B	2,069	38,573
Hexagon AB, Class B	9,232	89,826
Holmen AB, Class B	261	9,343
Industrivarden AB, Class A	487	24,235
Industrivarden AB, Class C	676	33,668
Indutrade AB	1,183	27,358
Investment AB Latour, Class B	761	16,348
Investor AB, Class B	8,014	303,368
L E Lundbergforetagen AB, Class B	380	21,704
Lifco AB, Class B	1,092	32,856
Nibe Industrier AB, Class B	6,499	27,093
Saab AB, Class B	1,438	94,330
Sagax AB, Class B	875	16,309
Sandvik AB	29,110	1,112,447
Securitas AB, Class B	2,080	34,966
Skandinaviska Enskilda Banken AB, Class A	6,831	125,503
Skanska AB, Class B	1,476	39,808
SKF AB, Class B	1,528	36,495
Svenska Cellulosa AB SCA, Class B	2,769	32,050
Svenska Handelsbanken AB, Class A	54,325	709,334
Swedbank AB, Class A	3,679	124,910
Swedish Orphan Biovitrum AB†	843	35,244
Tele2 AB, Class B	2,441	50,178
Telefonaktiebolaget LM Ericsson, Class B	54,061	612,356
Telia Co. AB	10,667	54,546
Trelleborg AB, Class B	954	35,547
Volvo AB, Class B	7,034	229,483
		4,947,147
Switzerland — 8.3%
ABB, Ltd.	17,623	1,433,326
Alcon AG	12,627	947,289
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Avolta AG	364	$21,835
Banque Cantonale Vaudoise	134	21,709
Barry Callebaut AG	14	24,547
Belimo Holding AG	44	35,564
BKW AG	82	16,151
Chocoladefabriken Lindt & Spruengli AG	1	142,222
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	61	856,534
Cie Financiere Richemont SA, Class A	9,899	1,763,931
Coca-Cola HBC AG	1,007	57,086
DSM-Firmenich AG	758	54,137
EMS-Chemie Holding AG	28	21,864
Galderma Group AG	834	161,679
Geberit AG	153	103,532
Givaudan SA	41	138,675
Helvetia Holding AG	354	91,442
Holcim AG	10,161	843,191
Julius Baer Group, Ltd.	9,849	725,759
Kuehne & Nagel International AG	217	49,575
Logitech International SA	662	60,486
Lonza Group AG	1,663	1,063,969
Nestle SA	26,678	2,646,163
Novartis AG	17,564	2,666,734
Partners Group Holding AG	101	108,511
Roche Holding AG	12,898	5,092,980
Roche Holding AG (BR)	146	60,476
Sandoz Group AG	1,875	147,072
Schindler Holding AG	105	33,025
Schindler Holding AG (Participation Certificate)	176	57,960
SGS SA	734	77,688
Sika AG	675	112,259
Sonova Holding AG	923	209,219
Straumann Holding AG	4,669	487,077
Swatch Group AG	124	27,565
Swiss Life Holding AG	122	133,720
Swiss Prime Site AG	339	57,435
Swiss Re AG	1,323	220,929
Swisscom AG	115	95,997
UBS Group AG	30,494	1,186,034
VAT Group AG*	117	72,176
Zurich Insurance Group AG	644	459,172
		22,586,695
Taiwan — 1.1%
Hon Hai Precision Industry Co., Ltd.	57,000	342,956
Taiwan Semiconductor Manufacturing Co., Ltd.	46,000	2,593,270
		2,936,226
United Kingdom — 17.8%
3i Group PLC	18,374	602,061
Admiral Group PLC	12,553	529,574
Airtel Africa PLC*	3,669	16,926
Anglo American PLC	5,016	213,103
Antofagasta PLC	22,601	1,005,446
ARM Holdings PLC ADR†	3,313	501,191
Associated British Foods PLC	1,442	36,091
AstraZeneca PLC (LSE)	19,557	3,819,836
AstraZeneca PLC (NYSE)	11,005	2,170,406
Auto Trader Group PLC*	3,907	24,439
Aviva PLC	13,659	108,801
BAE Systems PLC	64,293	1,871,504
Barclays PLC	199,895	1,053,337
Barratt Redrow PLC	6,115	21,390

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BP PLC	69,910	$551,072
Bridgepoint Group PLC*	69,332	213,564
British American Tobacco PLC	9,707	565,440
BT Group PLC	255,458	716,043
Bunzl PLC	30,740	920,963
Centrica PLC	20,879	59,059
Coca-Cola Europacific Partners PLC	933	84,595
Compass Group PLC	39,645	1,101,486
Diageo PLC	57,359	1,065,748
Endeavour Mining PLC	846	51,217
Fresnillo PLC	976	43,236
GSK PLC	65,075	1,784,673
Haleon PLC	316,775	1,568,013
Halma PLC	1,744	88,603
HSBC Holdings PLC (LSE)	76,183	1,246,600
HSBC Holdings PLC (SEHK)	94,800	1,555,924
Imperial Brands PLC	3,346	136,180
Informa PLC	5,880	58,618
InterContinental Hotels Group PLC	639	84,157
Intertek Group PLC	673	32,813
J Sainsbury PLC	7,389	33,181
JD Sports Fashion PLC	13,312	12,499
Kingfisher PLC	197,675	750,624
Land Securities Group PLC	3,086	22,899
Legal & General Group PLC	25,036	82,516
Lloyds Banking Group PLC	1,694,530	2,094,362
London Stock Exchange Group PLC	12,083	1,428,040
M&G PLC	10,177	36,991
Marks & Spencer Group PLC	9,239	41,494
Melrose Industries PLC	33,268	224,092
National Grid PLC	130,596	2,201,711
NatWest Group PLC	35,264	261,661
Next PLC	3,604	607,772
Pearson PLC	2,537	33,291
Persimmon PLC	9,173	131,235
Prudential PLC	11,411	159,130
Reckitt Benckiser Group PLC	14,234	965,957
RELX PLC	40,671	1,340,891
Rentokil Initial PLC	11,021	68,525
Rio Tinto PLC	6,595	613,017
Rolls-Royce Holdings PLC	95,469	1,457,903
Sage Group PLC	46,175	515,715
Schroders PLC	2,957	22,547
Segro PLC	34,709	301,841
Severn Trent PLC	1,227	50,382
Shell PLC	25,321	1,182,410
Shell PLC (XAMS)	57,857	2,704,663
Shell PLC ADR	19,334	1,798,062
Smith & Nephew PLC	3,638	57,468
Smiths Group PLC	1,444	43,981
Spirax Group PLC	324	28,997
SSE PLC	5,417	187,017
Standard Chartered PLC	43,902	911,750
Standard Life PLC	3,372	30,494
Tesco PLC	115,913	730,870
Unilever PLC	50,231	2,816,288
United Utilities Group PLC	3,140	54,895
Verisure PLC†	813	8,416
Vodafone Group PLC	84,551	128,202
Whitbread PLC	13,724	417,136
Wise PLC, Class A†	3,113	37,363
		48,498,397
Security Description	Shares or Principal Amount	Value

United States — 0.7%
Autoliv, Inc. SDR	3,020	$316,809
Broadcom, Inc.	1,583	489,955
Liberty Media Corp.-Liberty Formula One, Class C†	2,166	184,153
MercadoLibre, Inc.†	108	186,734
Philip Morris International, Inc.	4,055	670,454
Sunbelt Rentals Holdings, Inc.	1,891	120,756
		1,968,861
Total Common Stocks (cost $201,561,494)		268,737,321
PREFERRED STOCKS — 0.0%
Italy — 0.0%
Telecom Italia SpA (RSP)† (cost $20,447)	23,276	19,225
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA† Expires 04/01/2026	78,835	1
Singapore — 0.0%
CapitaLand Ascendas REIT† Expires 04/15/2026	512	48
Total Rights (cost $0)		49
Total Long-Term Investment Securities (cost $201,581,941)		268,756,595
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1)	134,077	134,077
T. Rowe Price Government Reserve Fund 3.66%(1)	412	412
Total Short-Term Investments (cost $134,489)		134,489
TOTAL INVESTMENTS (cost $201,716,430)(2)	98.7%	268,891,084
Other assets less liabilities	1.3	3,668,346
NET ASSETS	100.0%	$272,559,430

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $2,874,570 representing 1.1% of net assets.

(1)	The rate shown is the 7-day yield as of March 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
NYSE—New York Stock Exchange
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
BNP Paribas SA	Pay	Redeia Corp. SA	1,861	2.19% (ESTR + 0.26%)	Monthly	05/19/2027	$32,316	$(965)	$(965)
								$(965)	$(965)
ESTR—Euro Short-Term Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	FTSE 100 Index	June 2026	$134,248	$134,994	$746
1	Long	SPI 200 Index	June 2026	145,133	146,839	1,706
						$2,452

						Unrealized (Depreciation)
5	Long	Euro STOXX 50 Index	June 2026	$322,034	$317,570	$(4,464)
1	Long	SGX Nikkei 225 Index	June 2026	165,404	161,716	(3,688)
						$(8,152)
		Net Unrealized Appreciation (Depreciation)				$(5,700)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	16.4%
Pharmaceuticals	8.8
Semiconductors	6.7
Insurance	5.1
Oil & Gas	4.6
Aerospace/Defense	3.5
Electric	3.1
Retail	3.1
Telecommunications	3.0
Food	2.9
Electrical Components & Equipment	2.5
Cosmetics/Personal Care	2.4
Mining	2.3
Building Materials	2.2
Machinery-Construction & Mining	2.2
Healthcare-Products	2.2
Auto Manufacturers	2.1
Distribution/Wholesale	1.9
Diversified Financial Services	1.8
Commercial Services	1.7
Chemicals	1.5
Miscellaneous Manufacturing	1.5
Apparel	1.4
Software	1.3
Home Furnishings	1.3
Internet	1.3
Machinery-Diversified	1.3
Electronics	1.0
Beverages	0.9
Real Estate	0.8
Engineering & Construction	0.7
Private Equity	0.6
Agriculture	0.6
Toys/Games/Hobbies	0.5
REITS	0.4
Auto Parts & Equipment	0.4
Healthcare-Services	0.4

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Industry Allocation*(continued)
Hand/Machine Tools	0.4%
Biotechnology	0.4
Energy-Alternate Sources	0.4
Food Service	0.4
Household Products/Wares	0.4
Computers	0.4
Airlines	0.3
Leisure Time	0.3
Transportation	0.2
Lodging	0.2
Packaging & Containers	0.2
Investment Companies	0.1
Entertainment	0.1
Home Builders	0.1
Iron/Steel	0.1
Short-Term Investments	0.1
Office/Business Equipment	0.1
Holding Companies-Diversified	0.1
98.7%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$4,132,192	$—	$—	$4,132,192
China	329,468	678,598	—	1,008,066
Hong Kong	32,959	5,228,553	—	5,261,512
India	347,200	124,115	—	471,315
Ireland	555,920	1,550,753	—	2,106,673
Israel	1,197,900	763,004	—	1,960,904
Luxembourg	1,200,152	206,044	—	1,406,196
Mexico	223,232	—	—	223,232
Netherlands	1,726,415	15,497,123	—	17,223,538
Singapore	770,514	2,962,691	—	3,733,205
United Kingdom	4,554,254	43,944,143	—	48,498,397
United States	1,531,296	437,565	—	1,968,861
Other Countries	—	180,743,230	—	180,743,230
Preferred Stocks	—	19,225	—	19,225
Rights	—	49	—	49
Short-Term Investments	134,489	—	—	134,489
Total Investments at Value	$16,735,991	$252,155,093	$—	$268,891,084
Other Financial Instruments:†
Futures Contracts	$2,452	$—	$—	$2,452
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$965	$—	$965
Futures Contracts	8,152	—	—	8,152
Total Other Financial Instruments	$8,152	$965	$—	$9,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Aerospace/Defense — 1.7%
Boeing Co.†	952	$189,477
General Dynamics Corp.	377	129,394
General Electric Co.	6,193	1,757,388
Howmet Aerospace, Inc.	1,121	258,346
RTX Corp.	3,725	718,552
TransDigm Group, Inc.	694	804,318
		3,857,475
Agriculture — 0.2%
Philip Morris International, Inc.	2,422	400,453
Apparel — 0.3%
On Holding AG, Class A†	15,326	521,390
Ralph Lauren Corp.	107	36,807
Tapestry, Inc.	569	80,292
		638,489
Auto Manufacturers — 3.8%
Cummins, Inc.	260	139,885
Tesla, Inc.†	22,858	8,497,462
		8,637,347
Banks — 1.9%
Bank of America Corp.	14,571	710,336
Bank of New York Mellon Corp.	1,212	143,779
Goldman Sachs Group, Inc.	541	457,681
JPMorgan Chase & Co.	8,893	2,615,965
Morgan Stanley	2,035	334,900
		4,262,661
Beverages — 0.2%
Coca-Cola Co.	4,514	343,290
Monster Beverage Corp.†	2,014	145,934
		489,224
Biotechnology — 4.5%
Amgen, Inc.	1,015	357,128
Argenx SE ADR†	681	497,300
Biogen, Inc.†	2,311	423,676
Gilead Sciences, Inc.	1,886	262,852
Incyte Corp.†	462	43,483
Insmed, Inc.†	4,761	778,519
Roivant Sciences, Ltd.†	104,871	2,904,927
Royalty Pharma PLC, Class A	106,150	5,092,015
		10,359,900
Building Materials — 0.4%
Johnson Controls International PLC	1,138	149,021
Martin Marietta Materials, Inc.	1,220	718,190
Trane Technologies PLC	331	137,941
		1,005,152
Chemicals — 0.3%
Sherwin-Williams Co.	2,134	684,054
Commercial Services — 2.2%
Adyen NV*†	938	938,609
Affirm Holdings, Inc.†	20,756	951,040
Moody's Corp.	205	89,431
Quanta Services, Inc.	412	226,196
Rollins, Inc.	18,626	994,815
S&P Global, Inc.	376	159,928
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	999	$727,831
Verisk Analytics, Inc.	5,125	972,469
		5,060,319
Computers — 6.2%
Apple, Inc.	44,581	11,314,212
Crowdstrike Holdings, Inc., Class A†	4,398	1,717,023
Fortinet, Inc.†	1,111	90,791
International Business Machines Corp.	1,349	326,984
Lumentum Holdings, Inc.†	200	140,552
Sandisk Corp.†	409	259,854
Seagate Technology Holdings PLC	393	153,962
Zscaler, Inc.†	1,766	247,752
		14,251,130
Distribution/Wholesale — 1.1%
Copart, Inc.†	28,366	941,751
Core & Main, Inc., Class A†	31,537	1,557,928
		2,499,679
Diversified Financial Services — 3.1%
American Express Co.	1,009	305,202
Apollo Global Management, Inc.	657	73,203
Capital One Financial Corp.	3,871	706,187
Cboe Global Markets, Inc.	149	41,879
CME Group, Inc.	552	163,033
Coinbase Global, Inc., Class A†	2,867	500,607
Federal National Mtg. Assoc.†	208,177	1,511,365
Interactive Brokers Group, Inc., Class A	1,202	80,618
Mastercard, Inc., Class A	5,685	2,840,567
Visa, Inc., Class A	2,566	775,548
		6,998,209
Electric — 0.2%
Constellation Energy Corp.	573	160,010
NRG Energy, Inc.	433	63,279
Vistra Corp.	897	134,846
		358,135
Electrical Components & Equipment — 0.4%
Eaton Corp. PLC	2,565	917,424
Electronics — 0.7%
Allegion PLC	123	17,871
Amphenol Corp., Class A	3,428	433,128
Coherent Corp.†	3,730	888,523
Jabil, Inc.	183	48,610
Mettler-Toledo International, Inc.†	28	35,314
TE Connectivity PLC	569	118,932
		1,542,378
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	308	60,756
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	99	136,520
EMCOR Group, Inc.	124	91,550
		228,070
Entertainment — 0.2%
Live Nation Entertainment, Inc.†	229	34,925
TKO Group Holdings, Inc.	2,214	446,453
		481,378

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Waste Connections, Inc.	2,080	$337,875
Healthcare-Products — 2.8%
Boston Scientific Corp.†	9,074	569,394
Edwards Lifesciences Corp.†	703	56,296
Guardant Health, Inc.†	6,481	598,650
IDEXX Laboratories, Inc.†	225	126,425
Insulet Corp.†	198	41,548
Intuitive Surgical, Inc.†	3,320	1,530,487
Medline, Inc., Class A†	72,524	3,227,318
ResMed, Inc.	208	46,692
STERIS PLC	144	31,843
Stryker Corp.	407	133,736
		6,362,389
Healthcare-Services — 0.1%
HCA Healthcare, Inc.	432	204,440
Home Builders — 0.1%
D.R. Horton, Inc.	1,679	230,392
Insurance — 1.2%
Berkshire Hathaway, Inc., Class B†	5,091	2,439,607
Cincinnati Financial Corp.	257	40,439
Progressive Corp.	902	178,812
W.R. Berkley Corp.	463	30,688
		2,689,546
Internet — 20.9%
Airbnb, Inc., Class A†	13,497	1,704,401
Alphabet, Inc., Class A	28,590	8,221,340
Alphabet, Inc., Class C	21,343	6,122,453
Amazon.com, Inc.†	36,041	7,506,259
AppLovin Corp., Class A†	10,955	4,360,090
Booking Holdings, Inc.	90	378,929
DoorDash, Inc., Class A†	23,971	3,599,246
eBay, Inc.	930	84,649
Expedia Group, Inc.	324	74,808
Meta Platforms, Inc., Class A	12,741	7,289,508
Netflix, Inc.†	11,719	1,126,782
Palo Alto Networks, Inc.†	1,245	199,598
Robinhood Markets, Inc., Class A†	2,221	153,915
Shopify, Inc., Class A†	27,353	3,244,613
Spotify Technology SA†	7,068	3,427,344
Uber Technologies, Inc.†	5,722	411,584
VeriSign, Inc.	237	58,861
		47,964,380
Leisure Time — 0.1%
Carnival Corp.	3,216	83,230
Norwegian Cruise Line Holdings, Ltd.†	747	13,969
Royal Caribbean Cruises, Ltd.	694	190,975
		288,174
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	632	192,179
Las Vegas Sands Corp.	861	46,391
Marriott International, Inc., Class A	607	198,531
Wynn Resorts, Ltd.	239	24,270
		461,371
Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	1,292	915,330
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
GE Vernova, Inc.	1,872	$1,634,069
Vertiv Holdings Co., Class A	1,070	268,121
		2,817,520
Machinery-Diversified — 0.4%
Rockwell Automation, Inc.	2,896	1,039,316
Media — 0.0%
Fox Corp., Class A	393	22,951
Fox Corp., Class B	246	13,063
		36,014
Mining — 0.1%
Newmont Corp.	3,022	327,131
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	138	58,607
Parker-Hannifin Corp.	194	173,677
		232,284
Pharmaceuticals — 3.3%
AbbVie, Inc.	2,258	491,093
Dexcom, Inc.†	548	34,414
Eli Lilly & Co.	5,127	4,715,661
Johnson & Johnson	9,059	2,214,382
		7,455,550
Pipelines — 0.7%
Targa Resources Corp.	6,265	1,570,823
Private Equity — 0.0%
KKR & Co., Inc.	1,033	95,553
REITS — 0.2%
Simon Property Group, Inc.	356	66,405
Ventas, Inc.	700	57,246
Welltower, Inc.	1,922	379,998
		503,649
Retail — 2.2%
AutoZone, Inc.†	30	101,333
Carvana Co.†	198	62,247
Costco Wholesale Corp.	1,618	1,612,224
Dutch Bros, Inc., Class A†	14,917	755,695
Home Depot, Inc.	2,552	839,327
McDonald's Corp.	882	274,117
O'Reilly Automotive, Inc.†	2,325	214,621
Ross Stores, Inc.	3,205	694,299
TJX Cos., Inc.	1,704	272,129
Ulta Beauty, Inc.†	125	65,339
Yum! Brands, Inc.	358	55,662
		4,946,993
Semiconductors — 18.1%
Advanced Micro Devices, Inc.†	10,873	2,211,894
Applied Materials, Inc.	4,627	1,581,462
Broadcom, Inc.	22,880	7,081,589
KLA Corp.	1,023	1,506,275
Lam Research Corp.	3,466	740,546
Marvell Technology, Inc.	12,350	1,223,268
Micron Technology, Inc.	5,221	1,763,863
Monolithic Power Systems, Inc.	134	146,509
NVIDIA Corp.	139,086	24,256,598
Teradyne, Inc.	242	71,743
Texas Instruments, Inc.	3,914	759,864
		41,343,611

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 17.0%
Autodesk, Inc.†	333	$79,720
Cadence Design Systems, Inc.†	483	134,211
Cloudflare, Inc., Class A†	45,572	9,403,326
Datadog, Inc., Class A†	4,863	574,077
Electronic Arts, Inc.	302	61,569
Fair Isaac Corp.†	32	34,161
Intuit, Inc.	1,621	700,888
Microsoft Corp.	39,610	14,662,434
MSCI, Inc.	1,896	1,021,963
Oracle Corp.	2,450	360,419
Palantir Technologies, Inc., Class A†	14,639	2,141,393
ROBLOX Corp., Class A†	51,530	2,914,537
Samsara, Inc., Class A†	61,687	1,954,861
ServiceNow, Inc.†	1,767	184,740
Snowflake, Inc.†	16,724	2,522,314
Strategy, Inc.†	16,866	2,104,877
Take-Two Interactive Software, Inc.†	256	50,560
Workday, Inc., Class A†	262	34,039
		38,940,089
Telecommunications — 0.8%
Arista Networks, Inc.†	2,859	351,028
Ciena Corp.†	396	153,739
Cisco Systems, Inc.	5,817	451,341
Corning, Inc.	1,485	201,916
EchoStar Corp., Class A†	376	44,018
Motorola Solutions, Inc.	1,267	549,840
		1,751,882
Transportation — 0.5%
Old Dominion Freight Line, Inc.	5,852	1,143,481
Total Common Stocks (cost $177,837,507)		223,474,696
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $45,520)	561	54,928
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNH (Expiration Date: 02/12/2027; Strike Price: USD 7.20; Counterparty: Barclays Bank PLC)	25,351,289	40,841
Over the Counter call option on the USD vs. CNY (Expiration Date: 04/01/2026; Strike Price: USD 7.90; Counterparty: Standard Chartered Bank)	14,837,364	15
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/13/2026; Strike Price: USD 7.71; Counterparty: Goldman Sachs International)	23,427,474	$23
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/11/2026; Strike Price: USD 7.58; Counterparty: Standard Chartered Bank)	31,640,559	285
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/17/2026; Strike Price: USD 7.32; Counterparty: Standard Chartered Bank)	30,689,463	21,728
Total Purchased Options (cost $426,600)		62,892
Total Long-Term Investment Securities (cost $178,309,627)		223,592,516
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.35%(1)	325,702	325,702
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1)	315,098	315,098
Total Short-Term Investments (cost $640,800)		640,800
TOTAL INVESTMENTS (cost $178,950,427)(2)	98.0%	224,233,316
Other assets less liabilities	2.0	4,653,965
NET ASSETS	100.0%	$228,887,281

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $938,609 representing 0.4% of net assets.

(1)	The rate shown is the 7-day yield as of March 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund

CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	E-Mini Russell 1000 Index	June 2026	$224,262	$216,290	$(7,972)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$4,121,710	$938,609	$—	$5,060,319
Other Industries	218,414,377	—	—	218,414,377
Unaffiliated Investment Companies	54,928	—	—	54,928
Purchased Options	—	62,892	—	62,892
Short-Term Investments	640,800	—	—	640,800
Total Investments at Value	$223,231,815	$1,001,501	$—	$224,233,316
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,972	$—	$—	$7,972

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.1%
Omnicom Group, Inc.	1,189	$89,544
Trade Desk, Inc., Class A†	1,654	37,529
		127,073
Aerospace/Defense — 1.8%
Boeing Co.†	1,644	327,205
General Dynamics Corp.	449	154,106
General Electric Co.	1,878	532,920
L3Harris Technologies, Inc.	6,398	2,208,270
Lockheed Martin Corp.	762	460,545
Northrop Grumman Corp.	501	341,802
RTX Corp.	6,346	1,224,144
		5,248,992
Agriculture — 1.1%
Altria Group, Inc.	6,266	413,493
Archer-Daniels-Midland Co.	29,941	2,176,411
Bunge Global SA	518	65,890
Philip Morris International, Inc.	2,562	423,601
		3,079,395
Airlines — 0.2%
Delta Air Lines, Inc.	2,448	162,743
Southwest Airlines Co.	11,320	425,293
United Airlines Holdings, Inc.†	1,215	111,865
		699,901
Apparel — 0.1%
Deckers Outdoor Corp.†	528	52,848
NIKE, Inc., Class B	4,472	236,211
		289,059
Auto Manufacturers — 1.6%
Cummins, Inc.	169	90,925
Ford Motor Co.	14,569	168,126
General Motors Co.	3,394	252,853
PACCAR, Inc.	22,911	2,646,221
Tesla, Inc.†	3,991	1,483,654
		4,641,779
Auto Parts & Equipment — 0.7%
Aptiv PLC†	816	56,663
Gentex Corp.	91,281	1,994,490
		2,051,153
Banks — 7.8%
Bank of America Corp.	24,812	1,209,585
Bank of New York Mellon Corp.	6,117	725,660
Citigroup, Inc.	6,560	743,970
Citizens Financial Group, Inc.	1,599	95,892
Commerce Bancshares, Inc.	16,945	833,694
Fifth Third Bancorp	3,325	154,479
Goldman Sachs Group, Inc.	392	331,628
Huntington Bancshares, Inc.	109,824	1,718,746
JPMorgan Chase & Co.	21,144	6,219,719
KeyCorp	3,504	70,255
M&T Bank Corp.	9,700	2,005,184
Morgan Stanley	9,712	1,598,304
Northern Trust Corp.	5,045	704,131
PNC Financial Services Group, Inc.	10,764	2,239,881
Regions Financial Corp.	3,258	85,099
State Street Corp.	1,048	132,635
Truist Financial Corp.	34,173	1,570,933
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	32,355	$1,682,783
Wells Fargo & Co.	11,563	920,530
		23,043,108
Beverages — 2.4%
Brown-Forman Corp., Class B	705	18,640
Coca-Cola Co.	8,385	637,679
Constellation Brands, Inc., Class A	520	78,000
Heineken Holding NV	12,064	862,916
Keurig Dr Pepper, Inc.	63,467	1,671,086
Molson Coors Beverage Co., Class B	638	27,473
PepsiCo., Inc.	19,696	3,058,592
Pernod Ricard SA	10,195	760,945
		7,115,331
Biotechnology — 1.2%
Amgen, Inc.	645	226,943
Biogen, Inc.†	547	100,282
Corteva, Inc.	2,516	210,614
Gilead Sciences, Inc.	15,511	2,161,768
Moderna, Inc.†	1,320	67,056
Regeneron Pharmaceuticals, Inc.	378	292,058
Vertex Pharmaceuticals, Inc.†	947	422,874
		3,481,595
Building Materials — 1.7%
Amrize, Ltd.†	14,928	836,266
Builders FirstSource, Inc.†	419	34,496
Carrier Global Corp.	2,941	165,608
CRH PLC	2,524	265,323
Johnson Controls International PLC	14,028	1,836,966
Lennox International, Inc.	122	56,624
Martin Marietta Materials, Inc.	227	133,630
Masco Corp.	791	47,753
Mohawk Industries, Inc.†	4,010	394,825
Owens Corning	9,264	1,002,550
Trane Technologies PLC	386	160,862
Vulcan Materials Co.	497	135,333
		5,070,236
Chemicals — 1.1%
Air Products & Chemicals, Inc.	832	241,688
Albemarle Corp.	434	77,916
CF Industries Holdings, Inc.	580	75,307
Dow, Inc.	2,640	109,956
DuPont de Nemours, Inc.	1,536	70,349
Ecolab, Inc.	947	251,921
International Flavors & Fragrances, Inc.	959	69,575
Linde PLC	1,744	864,605
LyondellBasell Industries NV, Class A	962	77,499
Mosaic Co.	1,181	30,115
PPG Industries, Inc.	7,887	842,963
Qnity Electronics, Inc.	774	89,304
Sherwin-Williams Co.	858	275,032
		3,076,230
Commercial Services — 1.4%
Automatic Data Processing, Inc.	1,511	307,005
Block, Inc.†	2,057	123,790
Cintas Corp.	1,281	216,668
Corpay, Inc.†	259	75,366
Equifax, Inc.	455	81,932
Global Payments, Inc.	909	61,176
H&R Block, Inc.	32,825	1,041,865

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Moody's Corp.	296	$129,130
PayPal Holdings, Inc.	3,453	156,179
S&P Global, Inc.	4,331	1,842,148
United Rentals, Inc.	105	76,499
Verisk Analytics, Inc.	245	46,489
		4,158,247
Computers — 5.2%
Accenture PLC, Class A	11,254	2,231,556
Amdocs, Ltd.	36,357	2,372,658
Apple, Inc.	27,448	6,966,028
Cognizant Technology Solutions Corp., Class A	13,474	826,630
Dell Technologies, Inc., Class C	1,131	185,631
EPAM Systems, Inc.†	218	29,517
Fortinet, Inc.†	863	70,524
Gartner, Inc.†	270	42,752
Hewlett Packard Enterprise Co.	4,930	117,383
HP, Inc.	3,268	62,778
International Business Machines Corp.	1,674	405,761
Leidos Holdings, Inc.	474	73,717
NetApp, Inc.	14,053	1,438,887
Seagate Technology Holdings PLC	293	114,786
Super Micro Computer, Inc.†	1,924	43,809
Western Digital Corp.	1,278	345,686
		15,328,103
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	11,318	964,633
Estee Lauder Cos., Inc., Class A	3,865	277,391
Kenvue, Inc.	7,187	123,904
Procter & Gamble Co.	8,691	1,255,328
Unilever PLC ADR	43,720	2,490,729
		5,111,985
Distribution/Wholesale — 0.2%
Copart, Inc.†	3,339	110,855
Fastenal Co.	4,279	198,545
Pool Corp.	120	24,280
WW Grainger, Inc.	162	176,711
		510,391
Diversified Financial Services — 5.2%
American Express Co.	640	193,587
Ameriprise Financial, Inc.	2,524	1,121,666
Apollo Global Management, Inc.	811	90,362
Ares Management Corp., Class A	13,930	1,519,763
Blackrock, Inc.	2,783	2,676,439
Capital One Financial Corp.	2,347	428,163
Cboe Global Markets, Inc.	195	54,809
Charles Schwab Corp.	24,849	2,335,309
CME Group, Inc.	599	176,915
Coinbase Global, Inc., Class A†	837	146,148
Franklin Resources, Inc.	1,129	26,667
Intercontinental Exchange, Inc.	2,133	335,478
Invesco, Ltd.	1,635	39,714
LPL Financial Holdings, Inc.	5,152	1,549,876
Mastercard, Inc., Class A	1,013	506,156
Nasdaq, Inc.	19,815	1,682,095
Raymond James Financial, Inc.	10,477	1,516,965
Synchrony Financial	1,291	87,814
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	803	$72,382
Visa, Inc., Class A	2,838	857,757
		15,418,065
Electric — 4.5%
AES Corp.	2,738	38,578
Alliant Energy Corp.	958	68,746
Ameren Corp.	1,012	111,239
American Electric Power Co., Inc.	18,471	2,421,179
CenterPoint Energy, Inc.	2,437	105,181
CMS Energy Corp.	1,123	87,122
Consolidated Edison, Inc.	1,358	153,699
Constellation Energy Corp.	382	106,674
Dominion Energy, Inc.	3,185	196,897
DTE Energy Co.	777	113,613
Duke Energy Corp.	18,839	2,466,779
Edison International	1,436	105,087
Entergy Corp.	1,658	186,293
Evergy, Inc.	862	70,615
Eversource Energy	9,862	683,239
Exelon Corp.	3,757	184,168
FirstEnergy Corp.	1,937	98,128
NextEra Energy, Inc.	7,780	722,606
NRG Energy, Inc.	200	29,228
PG&E Corp.	8,277	145,427
Pinnacle West Capital Corp.	441	44,431
PPL Corp.	2,762	105,508
Public Service Enterprise Group, Inc.	1,882	152,348
Sempra	24,125	2,344,226
Southern Co.	4,129	398,531
WEC Energy Group, Inc.	1,222	141,471
Xcel Energy, Inc.	25,959	2,062,183
		13,343,196
Electrical Components & Equipment — 1.4%
AMETEK, Inc.	858	183,921
Eaton Corp. PLC	6,073	2,172,130
Emerson Electric Co.	12,932	1,694,351
Generac Holdings, Inc.†	219	42,777
		4,093,179
Electronics — 0.7%
Allegion PLC	144	20,922
Fortive Corp.	1,167	64,512
Garmin, Ltd.	611	141,758
Honeywell International, Inc.	5,579	1,261,021
Hubbell, Inc.	197	96,676
Jabil, Inc.	155	41,173
Keysight Technologies, Inc.†	639	180,434
Mettler-Toledo International, Inc.†	41	51,709
TE Connectivity PLC	335	70,022
Trimble, Inc.†	910	59,359
		1,987,586
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	434	55,240
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	276	42,093
Environmental Control — 0.2%
Pentair PLC	626	54,531
Republic Services, Inc.	745	163,170

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Veralto Corp.	921	$81,435
Waste Management, Inc.	1,384	318,029
		617,165
Food — 1.5%
Campbell’s Co.	777	17,304
Conagra Brands, Inc.	1,793	28,186
General Mills, Inc.	14,093	524,541
Hershey Co.	556	115,587
Hormel Foods Corp.	1,042	23,601
J.M. Smucker Co.	414	39,926
Kraft Heinz Co.	3,134	70,484
Kroger Co.	2,186	158,179
McCormick & Co., Inc.	931	46,959
Mondelez International, Inc., Class A	26,762	1,542,562
Sysco Corp.	1,806	128,822
Tyson Foods, Inc., Class A	1,057	67,722
US Foods Holding Corp.†	18,009	1,660,610
		4,424,483
Forest Products & Paper — 0.0%
International Paper Co.	1,956	69,829
Gas — 0.6%
Atmos Energy Corp.	9,720	1,795,478
NiSource, Inc.	1,812	84,548
		1,880,026
Hand/Machine Tools — 0.0%
Snap-on, Inc.	195	70,828
Stanley Black & Decker, Inc.	570	40,504
		111,332
Healthcare-Products — 2.4%
Abbott Laboratories	6,496	666,944
Agilent Technologies, Inc.	1,065	121,389
Align Technology, Inc.†	253	43,372
Baxter International, Inc.	1,970	33,096
Bio-Techne Corp.	606	31,670
Boston Scientific Corp.†	1,839	115,397
Cooper Cos., Inc.†	761	54,411
Danaher Corp.	2,355	446,508
Edwards Lifesciences Corp.†	1,167	93,453
GE HealthCare Technologies, Inc.	1,713	121,931
Hologic, Inc.†	828	62,589
Medtronic PLC	26,576	2,302,810
ResMed, Inc.	239	53,651
Revvity, Inc.	411	36,008
Solventum Corp.†	537	35,066
STERIS PLC	184	40,688
Stryker Corp.	741	243,485
Thermo Fisher Scientific, Inc.	1,403	689,617
Waters Corp.†	364	108,399
West Pharmaceutical Services, Inc.	273	68,425
Zimmer Biomet Holdings, Inc.	18,396	1,663,366
		7,032,275
Healthcare-Services — 3.3%
Centene Corp.†	1,796	58,801
Charles River Laboratories International, Inc.†	192	33,120
Cigna Group	977	260,615
DaVita, Inc.†	121	18,596
Elevance Health, Inc.	7,094	2,076,768
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.	445	$77,159
IQVIA Holdings, Inc.†	7,919	1,350,506
Labcorp Holdings, Inc.	3,892	1,038,425
Quest Diagnostics, Inc.	393	77,020
UnitedHealth Group, Inc.	14,703	3,978,485
Universal Health Services, Inc., Class B	3,767	674,180
		9,643,675
Home Builders — 0.4%
D.R. Horton, Inc.	1,011	138,730
Lennar Corp., Class A	798	69,298
NVR, Inc.†	10	65,898
PulteGroup, Inc.	6,871	808,098
		1,082,024
Household Products/Wares — 0.8%
Avery Dennison Corp.	287	49,559
Church & Dwight Co., Inc.	893	83,335
Clorox Co.	463	47,981
Kimberly-Clark Corp.	20,832	2,009,663
		2,190,538
Insurance — 5.1%
Aflac, Inc.	1,757	192,761
Allstate Corp.	4,591	951,898
American International Group, Inc.	2,035	153,134
Aon PLC, Class A	807	260,483
Arch Capital Group, Ltd.†	1,303	125,075
Arthur J. Gallagher & Co.	958	207,484
Assurant, Inc.	186	40,513
Berkshire Hathaway, Inc., Class B†	4,650	2,228,280
Brown & Brown, Inc.	1,085	70,753
Chubb, Ltd.	1,355	441,635
Cincinnati Financial Corp.	238	37,449
Erie Indemnity Co., Class A	89	22,367
Everest Group, Ltd.	159	51,969
Globe Life, Inc.	304	42,308
Hartford Insurance Group, Inc.	1,049	141,856
Loews Corp.	631	67,353
Marsh & McLennan Cos., Inc.	29,755	5,161,005
MetLife, Inc.	22,837	1,615,033
Principal Financial Group, Inc.	699	62,987
Progressive Corp.	7,751	1,536,558
Prudential Financial, Inc.	1,315	128,462
Reinsurance Group of America, Inc.	5,290	1,080,006
Travelers Cos., Inc.	812	236,844
W.R. Berkley Corp.	469	31,085
Willis Towers Watson PLC	357	103,780
		14,991,078
Internet — 4.0%
Airbnb, Inc., Class A†	842	106,328
Alphabet, Inc., Class A	8,209	2,360,580
Alphabet, Inc., Class C	4,579	1,313,532
Amazon.com, Inc.†	17,170	3,575,996
CDW Corp.	6,626	801,878
eBay, Inc.	436	39,685
F5, Inc.†	11,002	3,183,209
Gen Digital, Inc.	2,130	40,108
GoDaddy, Inc., Class A†	511	42,244
Palo Alto Networks, Inc.†	1,305	209,217
		11,672,777

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel — 0.3%
Nucor Corp.	861	$145,595
Reliance, Inc.	1,946	591,428
Steel Dynamics, Inc.	511	91,980
		829,003
Leisure Time — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	808	15,110
Lodging — 0.0%
MGM Resorts International†	734	27,165
Machinery-Diversified — 1.4%
Deere & Co.	937	527,812
Dover Corp.	4,473	932,397
IDEX Corp.	285	54,022
Ingersoll Rand, Inc.	1,346	107,842
Middleby Corp.†	9,576	1,269,586
Nordson Corp.	203	54,010
Otis Worldwide Corp.	1,464	112,845
Rockwell Automation, Inc.	194	69,623
Toro Co.	8,769	819,375
Westinghouse Air Brake Technologies Corp.	645	161,192
Xylem, Inc.	912	108,984
		4,217,688
Media — 0.9%
Charter Communications, Inc., Class A†	325	70,161
Comcast Corp., Class A	13,368	383,795
FactSet Research Systems, Inc.	135	29,294
Fox Corp., Class A	232	13,549
Fox Corp., Class B	203	10,779
News Corp., Class A	1,445	36,024
News Corp., Class B	503	14,340
Paramount Skydance Corp., Class B	1,143	10,310
Walt Disney Co.	19,819	1,910,155
Warner Bros. Discovery, Inc.†	9,306	255,543
		2,733,950
Mining — 0.1%
Freeport-McMoRan, Inc.	5,374	315,884
Miscellaneous Manufacturing — 1.5%
3M Co.	11,033	1,602,322
A.O. Smith Corp.	23,606	1,556,580
Axon Enterprise, Inc.†	100	42,469
Illinois Tool Works, Inc.	992	258,208
Parker-Hannifin Corp.	206	184,419
Siemens AG	2,579	611,714
Teledyne Technologies, Inc.†	176	106,482
Textron, Inc.	668	58,490
		4,420,684
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	191	39,934
Oil & Gas — 5.3%
Antero Resources Corp.†	30,724	1,303,926
APA Corp.	1,291	54,790
Chevron Corp.	16,571	3,428,540
ConocoPhillips	4,574	603,768
Coterra Energy, Inc.	23,314	819,254
Devon Energy Corp.	2,341	117,799
Diamondback Energy, Inc.	7,570	1,497,270
EOG Resources, Inc.	2,033	293,911
EQT Corp.	2,347	149,363
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Expand Energy Corp.	886	$97,265
Exxon Mobil Corp.	20,050	3,401,683
Marathon Petroleum Corp.	7,272	1,775,677
Occidental Petroleum Corp.	2,705	175,825
Phillips 66	1,509	274,910
Texas Pacific Land Corp.	216	102,505
TotalEnergies SE	13,717	1,247,973
Valero Energy Corp.	1,141	281,918
		15,626,377
Oil & Gas Services — 0.8%
Baker Hughes Co.	29,765	1,817,153
Halliburton Co.	3,148	122,741
SLB, Ltd.	5,554	285,420
		2,225,314
Packaging & Containers — 0.4%
Amcor PLC	1,709	67,933
Ball Corp.	1,017	60,115
Packaging Corp. of America	4,253	902,571
Smurfit WestRock PLC	1,986	79,142
		1,109,761
Pharmaceuticals — 8.7%
AbbVie, Inc.	3,566	775,569
AstraZeneca PLC (NYSE)	6,641	1,309,738
Becton Dickinson & Co.	14,457	2,273,074
Bristol-Myers Squibb Co.	7,609	461,486
Cardinal Health, Inc.	868	183,417
Cencora, Inc.	728	228,694
CVS Health Corp.	10,869	780,612
Dexcom, Inc.†	724	45,467
Eli Lilly & Co.	1,446	1,329,988
Henry Schein, Inc.†	13,409	988,243
Johnson & Johnson	21,593	5,278,193
McKesson Corp.	463	400,662
Merck & Co., Inc.	39,839	4,792,233
Pfizer, Inc.	103,310	2,900,945
Roche Holding AG	1,796	709,179
Roche Holding AG ADR	23,487	1,167,539
Viatris, Inc.	4,296	58,039
Zoetis, Inc.	15,211	1,798,092
		25,481,170
Pipelines — 1.4%
Kinder Morgan, Inc.	7,332	245,842
ONEOK, Inc.	16,262	1,469,922
Targa Resources Corp.	8,426	2,112,651
Williams Cos., Inc.	4,564	332,168
		4,160,583
Private Equity — 0.7%
Blackstone, Inc.	2,810	323,122
KKR & Co., Inc.	17,249	1,595,532
		1,918,654
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,082	146,568
CoStar Group, Inc.†	1,563	63,051
		209,619
REITS — 2.9%
Alexandria Real Estate Equities, Inc.	572	26,552
American Tower Corp.	6,215	1,072,585

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
AvalonBay Communities, Inc.	526	$85,922
BXP, Inc.	555	28,805
Camden Property Trust	398	38,869
Crown Castle, Inc.	20,702	1,683,280
Digital Realty Trust, Inc.	1,205	217,153
Equinix, Inc.	366	358,768
Equity Residential	22,888	1,353,825
Essex Property Trust, Inc.	247	59,774
Extra Space Storage, Inc.	794	104,117
Federal Realty Investment Trust	283	30,057
Gaming & Leisure Properties, Inc.	30,016	1,331,810
Healthpeak Properties, Inc.	2,578	42,357
Host Hotels & Resorts, Inc.	2,411	46,195
Invitation Homes, Inc.	2,059	51,166
Iron Mountain, Inc.	1,108	113,171
Kimco Realty Corp.	2,579	57,950
Mid-America Apartment Communities, Inc.	447	54,588
Prologis, Inc.	3,480	459,986
Public Storage	585	158,465
Realty Income Corp.	11,052	676,161
Regency Centers Corp.	600	45,396
SBA Communications Corp.	394	67,811
Simon Property Group, Inc.	724	135,048
UDR, Inc.	1,126	38,036
Ventas, Inc.	832	68,041
VICI Properties, Inc.	4,006	109,444
Weyerhaeuser Co.	2,723	66,523
		8,581,855
Retail — 4.9%
AutoZone, Inc.†	21	70,933
Best Buy Co., Inc.	737	47,315
Carvana Co.†	257	80,796
Chipotle Mexican Grill, Inc.†	4,800	153,648
Costco Wholesale Corp.	1,656	1,650,088
Darden Restaurants, Inc.	431	84,493
Dick's Sporting Goods, Inc.	7,435	1,474,286
Dollar General Corp.	825	97,952
Dollar Tree, Inc.†	702	76,876
Domino's Pizza, Inc.	116	41,620
Ferguson Enterprises, Inc.	5,826	1,358,973
Genuine Parts Co.	527	55,730
Home Depot, Inc.	3,720	1,223,471
Industria de Diseno Textil SA ADR	119,961	1,726,239
Lowe's Cos., Inc.	2,091	494,061
Lululemon Athletica, Inc.†	396	60,628
McDonald's Corp.	1,494	464,320
MSC Industrial Direct Co., Inc., Class A	11,578	1,068,302
Ross Stores, Inc.	632	136,910
Starbucks Corp.	4,241	379,951
Target Corp.	8,746	1,060,015
TJX Cos., Inc.	1,864	297,681
Tractor Supply Co.	1,972	89,332
Walmart, Inc.	16,389	2,036,825
Williams-Sonoma, Inc.	453	82,596
Yum! Brands, Inc.	525	81,627
		14,394,668
Semiconductors — 3.8%
Analog Devices, Inc.	6,498	2,067,274
Broadcom, Inc.	4,777	1,478,529
Infineon Technologies AG	16,455	723,003
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Intel Corp.†	17,555	$774,702
Microchip Technology, Inc.	2,036	131,546
NVIDIA Corp.	7,836	1,366,599
NXP Semiconductors NV	9,621	1,893,990
ON Semiconductor Corp.†	1,496	92,633
QUALCOMM, Inc.	15,714	2,023,649
Skyworks Solutions, Inc.	533	28,542
Teradyne, Inc.	242	71,743
Texas Instruments, Inc.	3,393	658,717
		11,310,927
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	146	55,465
Software — 2.8%
Adobe, Inc.†	1,528	371,426
Akamai Technologies, Inc.†	526	60,411
Autodesk, Inc.†	332	79,481
Broadridge Financial Solutions, Inc.	432	70,191
Cadence Design Systems, Inc.†	376	104,479
Electronic Arts, Inc.	442	90,111
Fair Isaac Corp.†	46	49,107
Fidelity National Information Services, Inc.	21,398	1,003,780
Fiserv, Inc.†	2,013	112,325
Intuit, Inc.	456	197,165
Jack Henry & Associates, Inc.	272	42,987
Microsoft Corp.	7,935	2,937,299
MSCI, Inc.	133	71,688
Oracle Corp.	3,055	449,421
Paychex, Inc.	1,204	110,913
PTC, Inc.†	441	62,838
Roper Technologies, Inc.	404	142,959
Salesforce, Inc.	9,380	1,750,965
ServiceNow, Inc.†	1,526	159,543
Synopsys, Inc.†	710	281,501
Take-Two Interactive Software, Inc.†	320	63,200
Tyler Technologies, Inc.†	163	55,808
Workday, Inc., Class A†	454	58,984
		8,326,582
Telecommunications — 3.2%
AT&T, Inc.	26,279	761,828
Cisco Systems, Inc.	54,446	4,224,465
Corning, Inc.	908	123,461
Motorola Solutions, Inc.	619	268,628
T-Mobile US, Inc.	10,026	2,105,761
Verizon Communications, Inc.	40,816	2,048,963
		9,533,106
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	514	48,110
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	449	74,565
CSX Corp.	31,640	1,298,822
Expeditors International of Washington, Inc.	492	70,469
FedEx Corp.	808	287,794
JB Hunt Transport Services, Inc.	282	59,756
Norfolk Southern Corp.	7,799	2,238,313
Old Dominion Freight Line, Inc.	691	135,021
Union Pacific Corp.	2,216	537,646
United Parcel Service, Inc., Class B	2,755	271,037
		4,973,423

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
American Water Works Co., Inc.	724	$98,529
Total Common Stocks (cost $267,913,809)		292,340,700
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares S&P 500 Value ETF (cost $55,848)	283	59,755
Total Long-Term Investment Securities (cost $267,969,657)		292,400,455
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $322,186)	322,186	322,186
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$220,000	220,000
Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement(2)	$245,000	$245,000
BNP Paribas SA Joint Repurchase Agreement(2)	235,000	235,000
Deutsche Bank AG Joint Repurchase Agreement(2)	220,000	220,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	220,000	220,000
Total Repurchase Agreements (cost $1,140,000)		1,140,000
TOTAL INVESTMENTS (cost $269,431,843)(3)	99.8%	293,862,641
Other assets less liabilities	0.2	709,399
NET ASSETS	100.0%	$294,572,040

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of March 31, 2026.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
NYSE—New York Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	E-Mini Russell 1000 Index	June 2026	$317,005	$317,445	$440
3	Long	Micro E-mini S&P 500 Index	June 2026	98,451	98,561	110
						$550

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	476,299	USD	608,900	04/27/2026	$11,582	$—
	EUR	3,060,244	USD	3,566,792	04/27/2026	25,407	—
	GBP	860,394	USD	1,159,033	04/27/2026	20,252	—
Unrealized Appreciation (Depreciation)						$57,241	$—

CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$5,491,470	$1,623,861	$—	$7,115,331
Miscellaneous Manufacturing	3,808,970	611,714	—	4,420,684
Pharmaceuticals	24,771,991	709,179	—	25,481,170
Semiconductors	10,587,924	723,003	—	11,310,927
Other Industries	244,012,588	—	—	244,012,588
Unaffiliated Investment Companies	59,755	—	—	59,755
Short-Term Investments	322,186	—	—	322,186
Repurchase Agreements	—	1,140,000	—	1,140,000
Total Investments at Value	$289,054,884	$4,807,757	$—	$293,862,641
Other Financial Instruments:†
Futures Contracts	$550	$—	$—	$550
Forward Foreign Currency Contracts	—	57,241	—	57,241
Total Other Financial Instruments	$550	$57,241	$—	$57,791

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.1%
Trade Desk, Inc., Class A†	7,482	$169,767
Aerospace/Defense — 7.0%
Curtiss-Wright Corp.	104	70,836
FTAI Aviation, Ltd.	8,242	2,019,290
HEICO Corp.	2,552	699,758
HEICO Corp., Class A	1,280	270,195
Howmet Aerospace, Inc.	21,605	4,979,088
Karman Holdings, Inc.†	2,073	165,944
Kratos Defense & Security Solutions, Inc.†	8,192	577,618
Leonardo DRS, Inc.	1,814	80,759
Loar Holdings, Inc.†	1,795	102,836
Rocket Lab Corp.†	15,668	1,006,199
StandardAero, Inc.†	2,614	67,520
		10,040,043
Agriculture — 0.0%
Darling Ingredients, Inc.†	306	18,926
Airlines — 0.1%
Alaska Air Group, Inc.†	352	12,946
American Airlines Group, Inc.†	706	7,582
Southwest Airlines Co.	838	31,484
United Airlines Holdings, Inc.†	595	54,782
		106,794
Apparel — 1.9%
Birkenstock Holding PLC†	1,319	47,260
Deckers Outdoor Corp.†	2,477	247,923
On Holding AG, Class A†	29,634	1,008,149
Ralph Lauren Corp.	514	176,811
Tapestry, Inc.	8,506	1,200,281
		2,680,424
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	234	27,393
Banks — 0.3%
Bank of New York Mellon Corp.	3,080	365,380
East West Bancorp, Inc.	891	95,123
Popular, Inc.	103	13,820
Western Alliance Bancorp	393	27,844
		502,167
Beverages — 0.3%
Celsius Holdings, Inc.†	6,233	221,147
Coca-Cola Consolidated, Inc.	128	24,542
Monster Beverage Corp.†	3,178	230,278
		475,967
Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.†	4,258	1,408,845
Apellis Pharmaceuticals, Inc.†	1,866	75,069
Argenx SE ADR†	843	615,601
BeOne Medicines, Ltd. ADR†	203	60,285
Exelixis, Inc.†	3,654	156,720
Halozyme Therapeutics, Inc.†	1,988	128,484
Illumina, Inc.†	5,238	645,636
Incyte Corp.†	707	66,543
Insmed, Inc.†	6,404	1,047,182
Ionis Pharmaceuticals, Inc.†	8,900	668,301
Kymera Therapeutics, Inc.†	1,228	102,280
Nuvalent, Inc., Class A†	575	58,909
Revolution Medicines, Inc.†	620	60,295
Sarepta Therapeutics, Inc.†	1,281	27,875
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Structure Therapeutics, Inc.†	5,471	$263,702
Summit Therapeutics, Inc.†	4,091	77,565
Ultragenyx Pharmaceutical, Inc.†	1,562	32,724
United Therapeutics Corp.†	935	554,436
Viking Therapeutics, Inc.†	132	4,295
		6,054,747
Building Materials — 0.5%
AAON, Inc.	1,664	137,696
Armstrong World Industries, Inc.	217	35,762
Carlisle Cos., Inc.	85	28,358
Eagle Materials, Inc.	33	6,252
James Hardie Industries PLC†	1,610	30,493
Lennox International, Inc.	885	410,755
Louisiana-Pacific Corp.	615	44,741
Simpson Manufacturing Co., Inc.	58	9,954
		704,011
Chemicals — 0.1%
Sensient Technologies Corp.	583	50,394
Solstice Advanced Materials, Inc.	643	48,971
		99,365
Commercial Services — 5.2%
Affirm Holdings, Inc.†	5,383	246,649
API Group Corp.†	1,723	69,816
Avis Budget Group, Inc.†	105	15,314
Block, Inc.†	7,867	473,436
Booz Allen Hamilton Holding Corp.	3,941	307,516
Bright Horizons Family Solutions, Inc.†	714	58,641
Corpay, Inc.†	2,421	704,487
Equifax, Inc.	612	110,203
EquipmentShare.com, Inc., Class A†	5,332	108,613
Global Payments, Inc.	671	45,158
Grand Canyon Education, Inc.†	136	23,124
H&R Block, Inc.	373	11,839
Morningstar, Inc.	248	41,924
NIQ Global Intelligence PLC†	344	3,911
Paylocity Holding Corp.†	1,485	160,439
Quanta Services, Inc.	5,933	3,257,336
Rollins, Inc.	5,116	273,246
Service Corp. International	682	56,272
Shift4 Payments, Inc., Class A†	1,146	50,115
Toast, Inc., Class A†	16,067	425,936
U-Haul Holding Co. †	62	2,962
U-Haul Holding Co. (Non-Voting)	660	29,482
UL Solutions, Inc., Class A	2,529	216,761
Valvoline, Inc.†	5,484	184,701
Verisk Analytics, Inc.	2,908	551,793
WEX, Inc.†	45	6,887
WillScot Holdings Corp.	759	13,176
		7,449,737
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	20,643
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	41	68,602
Computers — 1.9%
Everpure, Inc., Class A†	8,506	502,194
CACI International, Inc., Class A†	107	58,194
ExlService Holdings, Inc.†	3,823	116,410
Figure Technology Solutions, Inc., Class A†	111	3,768
Gartner, Inc.†	1,196	189,375

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Globant SA†	86	$3,965
KBR, Inc.	157	5,787
Kyndryl Holdings, Inc.†	244	3,201
Lumentum Holdings, Inc.†	193	135,633
NetApp, Inc.	1,333	136,486
Okta, Inc.†	2,398	188,747
Rubrik, Inc., Class A†	2,749	134,619
Sandisk Corp.†	896	569,265
Seagate Technology Holdings PLC	179	70,125
Super Micro Computer, Inc.†	4,034	91,854
Zscaler, Inc.†	3,744	525,246
		2,734,869
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	569	34,487
Estee Lauder Cos., Inc., Class A	815	58,493
		92,980
Distribution/Wholesale — 1.8%
Core & Main, Inc., Class A†	3,167	156,450
Fastenal Co.	29,275	1,358,360
Pool Corp.	102	20,638
RB Global, Inc.	193	18,499
SiteOne Landscape Supply, Inc.†	244	32,479
WW Grainger, Inc.	872	951,186
		2,537,612
Diversified Financial Services — 3.9%
Ally Financial, Inc.	563	22,087
Ameriprise Financial, Inc.	2,996	1,331,423
Ares Management Corp., Class A	5,129	559,574
Blue Owl Capital, Inc.	10,826	98,841
Circle Internet Group, Inc.†	301	28,719
Coinbase Global, Inc., Class A†	769	134,275
Credit Acceptance Corp.†	9	3,811
Evercore, Inc., Class A	2,507	748,365
Freedom Holding Corp.†	261	37,814
Hamilton Lane, Inc., Class A	456	45,326
Houlihan Lokey, Inc.	352	50,554
Interactive Brokers Group, Inc., Class A	7,370	494,306
Invesco, Ltd.	2,231	54,191
Jefferies Financial Group, Inc.	660	27,238
Lazard, Inc.	1,561	66,311
LPL Financial Holdings, Inc.	2,882	866,992
Rocket Cos., Inc., Class A†	2,974	42,380
SLM Corp.	2,379	50,934
SoFi Technologies, Inc.†	2,826	44,877
StepStone Group, Inc., Class A	1,053	50,249
Stifel Financial Corp.	739	54,627
TPG, Inc.	3,365	136,316
Tradeweb Markets, Inc., Class A	5,758	677,486
UWM Holdings Corp.	357	1,292
XP, Inc., Class A	625	11,900
		5,639,888
Electric — 2.6%
IDACORP, Inc.	503	71,914
NRG Energy, Inc.	13,536	1,978,151
Vistra Corp.	11,517	1,731,351
		3,781,416
Electrical Components & Equipment — 0.0%
Belden, Inc.	516	59,252
Security Description	Shares or Principal Amount	Value

Electronics — 2.9%
Badger Meter, Inc.	221	$33,669
Celestica, Inc.†	4,043	1,138,832
Coherent Corp.†	304	72,416
Flex, Ltd.†	17,815	1,166,170
Hubbell, Inc.	207	101,583
Jabil, Inc.	1,156	307,068
Mettler-Toledo International, Inc.†	46	58,015
nVent Electric PLC	535	63,280
TD SYNNEX Corp.	984	166,011
TE Connectivity PLC	326	68,141
Trimble, Inc.†	13,873	904,936
Vicor Corp.†	280	45,080
		4,125,201
Energy-Alternate Sources — 0.1%
Nextpower, Inc., Class A†	432	52,077
Enphase Energy, Inc.†	2,170	82,048
		134,125
Engineering & Construction — 1.4%
Comfort Systems USA, Inc.	1,204	1,660,304
EMCOR Group, Inc.	262	193,437
MasTec, Inc.†	223	71,748
TopBuild Corp.†	163	57,262
		1,982,751
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	9,237
Entertainment — 2.6%
Churchill Downs, Inc.	1,489	133,757
DraftKings, Inc., Class A†	59,886	1,294,735
Flutter Entertainment PLC†	2,671	272,308
Liberty Media Corp.-Liberty Formula One, Class A†	123	9,604
Liberty Media Corp.-Liberty Formula One, Class C†	9,769	830,560
Live Nation Entertainment, Inc.†	5,710	870,832
TKO Group Holdings, Inc.	1,429	288,158
Vail Resorts, Inc.	480	61,594
		3,761,548
Environmental Control — 0.7%
Clean Harbors, Inc.†	1,950	559,123
GFL Environmental, Inc.	1,086	45,308
Tetra Tech, Inc.	2,373	71,475
Veralto Corp.	3,788	334,935
		1,010,841
Food — 0.8%
Hershey Co.	303	62,990
McCormick & Co., Inc.	955	48,170
Performance Food Group Co.†	1,048	89,772
Sprouts Farmers Market, Inc.†	3,163	243,962
Sysco Corp.	4,381	312,497
US Foods Holding Corp.†	3,833	353,441
		1,110,832
Healthcare-Products — 4.0%
Caris Life Sciences, Inc.†	773	13,821
Glaukos Corp.†	542	58,352
Guardant Health, Inc.†	557	51,450
IDEXX Laboratories, Inc.†	2,802	1,574,416
Inspire Medical Systems, Inc.†	457	23,572
Insulet Corp.†	2,407	505,085
Masimo Corp.†	776	138,027
Medline, Inc., Class A†	1,182	52,599

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Natera, Inc.†	12,742	$2,548,273
Penumbra, Inc.†	641	210,485
Repligen Corp.†	509	59,970
ResMed, Inc.	1,299	291,599
Tempus AI, Inc., Class A†	1,664	75,246
Waters Corp.†	536	159,621
		5,762,516
Healthcare-Services — 1.7%
BrightSpring Health Services, Inc.†	2,200	93,742
Charles River Laboratories International, Inc.†	255	43,988
Chemed Corp.	22	8,310
DaVita, Inc.†	603	92,675
Encompass Health Corp.	1,369	132,423
Ensign Group, Inc.	4,463	899,295
HealthEquity, Inc.†	525	43,874
Medpace Holdings, Inc.†	1,791	860,020
Molina Healthcare, Inc.†	479	63,851
Quest Diagnostics, Inc.	307	60,166
RadNet, Inc.†	783	43,762
Sotera Health Co.†	305	4,374
Tenet Healthcare Corp.†	630	118,887
		2,465,367
Home Furnishings — 0.4%
SharkNinja, Inc.†	1,306	138,305
Somnigroup International, Inc.	6,956	514,188
		652,493
Insurance — 0.6%
Allstate Corp.	297	61,580
Arthur J. Gallagher & Co.	468	101,359
Brown & Brown, Inc.	521	33,974
Equitable Holdings, Inc.	4,406	163,507
Everest Group, Ltd.	102	33,339
Globe Life, Inc.	710	98,811
Hanover Insurance Group, Inc.	391	67,780
Kinsale Capital Group, Inc.	378	129,147
Markel Group, Inc.†	43	82,305
RLI Corp.	64	3,651
Ryan Specialty Holdings, Inc.	1,833	61,845
		837,298
Internet — 4.1%
CDW Corp.	625	75,638
Chewy, Inc., Class A†	5,828	157,356
Coupang, Inc.†	38,621	729,165
DoorDash, Inc., Class A†	4,738	711,411
eBay, Inc.	772	70,267
Etsy, Inc.†	910	45,482
Expedia Group, Inc.	6,109	1,410,507
Gen Digital, Inc.	3,300	62,139
GoDaddy, Inc., Class A†	3,665	302,986
Lyft, Inc., Class A†	1,088	14,470
Pinterest, Inc., Class A†	5,064	92,874
Reddit, Inc., Class A†	10,876	1,464,453
Robinhood Markets, Inc., Class A†	3,838	265,973
Roku, Inc.†	791	74,844
Trump Media & Technology Group Corp.†	1,547	14,356
Wayfair, Inc., Class A†	877	65,959
Zillow Group, Inc., Class C†	8,705	360,213
		5,918,093
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.5%
Carpenter Technology Corp.	1,631	$642,859
Steel Dynamics, Inc.	736	132,480
		775,339
Leisure Time — 4.5%
Amer Sports, Inc.†	14,832	488,269
Carnival Corp.	10,349	267,832
Life Time Group Holdings, Inc.†	24,404	657,444
Norwegian Cruise Line Holdings, Ltd.†	6,979	130,507
Planet Fitness, Inc., Class A†	3,423	254,603
Royal Caribbean Cruises, Ltd.	15,144	4,167,326
Viking Holdings, Ltd.	1,404	103,166
Viking Holdings, Ltd.†	4,958	364,314
		6,433,461
Lodging — 2.8%
Choice Hotels International, Inc.	144	14,904
Hilton Worldwide Holdings, Inc.	8,461	2,572,821
Hyatt Hotels Corp., Class A	400	57,516
Las Vegas Sands Corp.	9,546	514,338
Marriott International, Inc., Class A	2,438	797,397
Travel & Leisure Co.	335	23,179
Wyndham Hotels & Resorts, Inc.	1,146	93,089
		4,073,244
Machinery-Construction & Mining — 4.1%
Bloom Energy Corp., Class A†	437	59,209
BWX Technologies, Inc.	661	135,168
Vertiv Holdings Co., Class A	23,051	5,776,120
		5,970,497
Machinery-Diversified — 0.6%
Applied Industrial Technologies, Inc.	193	51,207
Cognex Corp.	8,483	415,582
ESAB Corp.	637	61,572
Middleby Corp.†	483	64,036
Rockwell Automation, Inc.	311	111,612
Symbotic, Inc.†	909	48,359
Westinghouse Air Brake Technologies Corp.	264	65,976
		818,344
Media — 0.0%
FactSet Research Systems, Inc.	42	9,114
Liberty Broadband Corp., Class A†	69	3,465
Liberty Broadband Corp., Class C†	412	20,724
Nexstar Media Group, Inc.	27	4,882
		38,185
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	413	45,761
RBC Bearings, Inc.†	334	181,402
		227,163
Mining — 0.7%
Anglogold Ashanti PLC	1,794	174,664
Cameco Corp.	5,626	611,040
Kinross Gold Corp. (NYSE)	2,550	77,826
MP Materials Corp.†	891	43,000
Uranium Energy Corp.†	5,053	68,215
		974,745
Miscellaneous Manufacturing — 1.8%
Axon Enterprise, Inc.†	5,564	2,362,975
Entegris, Inc.	853	100,006

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Fabrinet†	124	$64,669
JBT Marel Corp.	328	41,941
Teledyne Technologies, Inc.†	90	54,451
		2,624,042
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	237	49,552
Oil & Gas — 0.8%
Diamondback Energy, Inc.	296	58,546
EQT Corp.	899	57,212
HF Sinclair Corp.	1,148	71,624
Ovintiv, Inc.	1,300	77,168
Permian Resources Corp., Class A	3,001	63,981
Phillips 66	494	89,997
Texas Pacific Land Corp.	1,669	792,041
		1,210,569
Oil & Gas Services — 0.1%
TechnipFMC PLC	1,384	95,676
Packaging & Containers — 0.0%
Packaging Corp. of America	225	47,750
Pharmaceuticals — 2.9%
Ascendis Pharma A/S ADR†	264	60,385
Cardinal Health, Inc.	4,407	931,243
Cencora, Inc.	6,485	2,037,198
Corcept Therapeutics, Inc.†	1,634	65,866
Dexcom, Inc.†	12,627	792,976
Elanco Animal Health, Inc.†	2,738	65,520
Neurocrine Biosciences, Inc.†	1,420	187,071
Vaxcyte, Inc.†	1,100	63,921
		4,204,180
Pipelines — 2.6%
Cheniere Energy, Inc.	3,253	923,071
Targa Resources Corp.	11,012	2,761,039
		3,684,110
Private Equity — 0.3%
KKR & Co., Inc.	5,324	492,470
Real Estate — 0.2%
CBRE Group, Inc., Class A†	1,277	172,983
CoStar Group, Inc.†	886	35,741
Jones Lang LaSalle, Inc.†	219	66,646
		275,370
REITS — 0.8%
Iron Mountain, Inc.	795	81,201
Lamar Advertising Co., Class A	3,117	394,799
Simon Property Group, Inc.	2,635	491,507
Sun Communities, Inc.	407	51,266
UDR, Inc.	319	10,776
Ventas, Inc.	754	61,662
		1,091,211
Retail — 7.9%
Aritzia, Inc.†	9,050	738,520
AutoZone, Inc.†	15	50,667
BJ's Wholesale Club Holdings, Inc.†	934	91,924
Boot Barn Holdings, Inc.†	314	45,957
Burlington Stores, Inc.†	2,311	751,953
Carvana Co.†	7,007	2,202,861
Security Description	Shares or Principal Amount	Value

Retail (continued)
Casey's General Stores, Inc.	262	$190,699
Cava Group, Inc.†	5,943	480,789
Darden Restaurants, Inc.	4,141	811,802
Dollar General Corp.	435	51,647
Domino's Pizza, Inc.	464	166,478
Dutch Bros, Inc., Class A†	5,848	296,260
Ferguson Enterprises, Inc.	592	138,090
Five Below, Inc.†	2,560	584,909
Floor & Decor Holdings, Inc., Class A†	571	29,007
Freshpet, Inc.†	734	43,277
Lithia Motors, Inc.	46	11,487
Lululemon Athletica, Inc.†	1,010	154,631
Murphy USA, Inc.	292	144,239
Ollie's Bargain Outlet Holdings, Inc.†	8,316	765,405
Restaurant Brands International, Inc.	3,712	274,317
RH†	41	5,733
Ross Stores, Inc.	4,914	1,064,520
Texas Roadhouse, Inc.	2,083	343,987
Tractor Supply Co.	17,523	793,792
Ulta Beauty, Inc.†	526	274,945
Wendy's Co.	1,198	8,326
Williams-Sonoma, Inc.	635	115,779
Wingstop, Inc.	1,164	180,385
Yum! Brands, Inc.	3,532	549,155
		11,361,541
Semiconductors — 2.6%
Astera Labs, Inc.†	4,357	477,527
Impinj, Inc.†	400	41,080
Lattice Semiconductor Corp.†	3,862	358,239
MACOM Technology Solutions Holdings, Inc.†	550	122,139
MKS, Inc.	2,456	564,414
Monolithic Power Systems, Inc.	1,623	1,774,507
Onto Innovation, Inc.†	614	125,913
Rambus, Inc.†	664	57,124
SiTime Corp.†	171	59,055
Teradyne, Inc.	233	69,075
Tower Semiconductor, Ltd.†	559	98,093
		3,747,166
Software — 12.5%
Appfolio, Inc., Class A†	708	111,737
Bentley Systems, Inc., Class B	2,706	95,035
Broadridge Financial Solutions, Inc.	3,329	540,896
Bullish†	92	3,287
Cloudflare, Inc., Class A†	20,439	4,217,383
Databricks, Inc.†(1)(2)	2,067	392,730
Datadog, Inc., Class A†	17,457	2,060,799
Descartes Systems Group, Inc.†	525	37,569
DigitalOcean Holdings, Inc.†	866	74,285
DocuSign, Inc.†	2,562	121,464
DoubleVerify Holdings, Inc.†	1,137	10,802
Doximity, Inc., Class A†	4,277	99,654
Dropbox, Inc., Class A†	842	19,130
Duolingo, Inc.†	649	63,972
Dynatrace, Inc.†	9,550	353,160
Elastic NV†	2,303	115,127
Fair Isaac Corp.†	989	1,055,797
Gitlab, Inc., Class A†	2,397	51,871
Guidewire Software, Inc.†	7,196	1,076,234
HubSpot, Inc.†	1,688	412,041
JFrog, Ltd.†	926	43,457
Magic Leap, Inc., Class A†(1)(2)	9	4

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Manhattan Associates, Inc.†	1,476	$196,485
MongoDB, Inc.†	282	69,025
MSCI, Inc.	1,348	726,586
nCino, Inc.†	242	3,625
Nutanix, Inc., Class A†	2,599	98,788
Paychex, Inc.	2,678	246,697
Paycom Software, Inc.	477	57,975
Pegasystems, Inc.	1,385	58,946
Procore Technologies, Inc.†	3,846	219,222
PTC, Inc.†	621	88,486
RingCentral, Inc., Class A	1,281	47,640
ROBLOX Corp., Class A†	31,451	1,778,869
Samsara, Inc., Class A†	36,677	1,162,294
SentinelOne, Inc., Class A†	3,683	47,437
Take-Two Interactive Software, Inc.†	1,770	349,575
Teradata Corp.†	383	9,816
Twilio, Inc., Class A†	814	102,418
Tyler Technologies, Inc.†	1,041	356,418
Unity Software, Inc.†	326	7,152
Veeva Systems, Inc., Class A†	8,224	1,444,628
Waystar Holding Corp.†	1,604	38,672
		18,067,188
Telecommunications — 2.7%
AST SpaceMobile, Inc.†	11,339	939,663
Corning, Inc.	12,070	1,641,158
Credo Technology Group Holding, Ltd.†	410	38,487
EchoStar Corp., Class A†	9,487	1,110,643
GCI Liberty, Inc., Class A†	13	479
GCI Liberty, Inc., Class C†	97	3,609
InterDigital, Inc.	334	100,868
Iridium Communications, Inc.	130	3,606
Ubiquiti, Inc.	72	56,901
Viavi Solutions, Inc.†	1,615	53,747
		3,949,161
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	3,066	509,171
GXO Logistics, Inc.†	1,275	66,109
Old Dominion Freight Line, Inc.	584	114,113
XPO, Inc.†	830	161,476
		850,869
Total Common Stocks (cost $129,686,175)		142,096,738
CONVERTIBLE PREFERRED STOCKS — 1.0%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	34,602
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	3,347
E-Commerce/Services — 0.1%
Rappi, Inc. Series E †(1)(2)	1,959	46,791
Enterprise Software / Services — 0.0%
Socure, Inc. Series A †(1)(2)	1,118	11,225
Socure, Inc. Series A1†(1)(2)	918	9,217
Security Description	Shares or Principal Amount	Value

Enterprise Software / Services (continued)
Socure, Inc. Series B†(1)(2)	17	$170
Socure, Inc. Series E†(1)(2)	2,127	21,355
		41,967
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	3,247
Software — 0.9%
Databricks, Inc. Series F †(1)(2)	5,040	957,600
Databricks, Inc. Series G †(1)(2)	486	92,340
Databricks, Inc. Series H†(1)(2)	1,092	207,480
		1,257,420
Total Convertible Preferred Stocks (cost $551,723)		1,387,374
Total Long-Term Investment Securities (cost $130,237,898)		143,484,112
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(3)	301,678	301,678
T. Rowe Price Government Reserve Fund 3.66%(3)	105	105
Total Short-Term Investments (cost $301,783)		301,783
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$95,000	95,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	120,000	120,000
BNP Paribas SA Joint Repurchase Agreement(4)	100,000	100,000
Deutsche Bank AG Joint Repurchase Agreement(4)	95,000	95,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(4)	$95,000	$95,000
Total Repurchase Agreements (cost $505,000)		505,000
TOTAL INVESTMENTS (cost $131,044,681)(5)	100.1%	144,290,895
Other assets less liabilities	(0.1)	(110,050)
NET ASSETS	100.0%	$144,180,845

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class B	08/16/21, 11/04/21	41	$69,887	$68,602	$1,673.21	0.0%
Databricks, Inc.	07/24/20, 08/28/20	2,067	33,089	392,730	190.00	0.3
Magic Leap, Inc., Class A	12/28/15	9	114,566	4	0.48	0.0
Snyk, Ltd.	09/03/21	4,274	61,309	20,643	4.83	0.0
Socure, Inc.	12/22/21	920	14,783	9,237	10.04	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	$3,410	$3,347	$1,673.50	0.0%
Databricks, Inc. Series F	10/22/19	5,040	72,153	957,600	190.00	0.7
Databricks, Inc. Series G	02/01/21	486	28,734	92,340	190.00	0.1
Databricks, Inc. Series H	08/31/21	1,092	80,245	207,480	190.00	0.1
DataRobot, Inc. Series G	06/11/21	2,952	80,768	3,247	1.10	0.0
Rappi, Inc. Series E	09/08/20	1,959	117,042	46,791	23.89	0.1
Snyk, Ltd. Series F	09/03/21	7,164	102,204	34,602	4.83	0.0
Socure, Inc. Series A	12/22/21	1,118	17,965	11,225	10.04	0.0
Socure, Inc. Series A1	12/22/21	918	14,751	9,217	10.04	0.0
Socure, Inc. Series B	12/22/21	17	273	170	10.04	0.0
Socure, Inc. Series E	10/27/21	2,127	34,178	21,355	10.04	0.0
				$1,878,590		1.3%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of March 31, 2026.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
NYSE—New York Stock Exchange

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Goldman Sachs & Co. LLC	Pay	Equitable Holdings, Inc.	188	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	$7,101	$(124)	$(124)
HSBC Holdings	Pay	Equitable Holdings, Inc.	281	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	11,082	(655)	(655)
								$(779)	$(779)
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Long	Micro E-mini Russell 2000 Index	June 2026	$297,721	$301,464	$3,743

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$20,643	$20,643
Computer Graphics	—	—	68,602	68,602
Enterprise Software / Services	—	—	9,237	9,237
Software	17,674,454	—	392,734	18,067,188
Other Industries	123,931,068	—	—	123,931,068
Convertible Preferred Stocks	—	—	1,387,374	1,387,374
Short-Term Investments	301,783	—	—	301,783
Repurchase Agreements	—	505,000	—	505,000
Total Investments at Value	$141,907,305	$505,000	$1,878,590	$144,290,895
Other Financial Instruments:
Futures Contracts	$3,743	$—	$—	$3,743
LIABILITIES:
Other Financial Instruments:
Swaps	$—	$779	$—	$779

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2025	$316,530	$937,398
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	(14,125)	(31,454)
Change in unrealized appreciation(1)	218,660	669,833
Change in unrealized depreciation(1)	(22,209)	(57,927)
Net purchases	—	—
Net sales	(7,640)	(130,476)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2026	$491,216	$1,387,374
(1)
The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2026 includes:
Common Stocks	Convertible Preferred Securities
$184,733	$621,551

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2026.
Description	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$392,730	Market Approach	Series L Capital Raise Price*	$190.00
	$68,602	Market Approach	Tender Offer Price*	$1,646.14
			Potential Secondary Transaction Price*	$1,850.00
			Revenue Multiple*	6.05x
			Gross Profit Multiple*	9.70x
	$4	Market Approach &	Series AA Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
			Discounts for Uncertainty	97.50%
	$9,237	Market Approach	Revenue Multiple*	4.85x
			Gross Profit Multiple*	6.85x
			Discount for Lack of Marketability	10.0%
	$20,643	Market Approach	Revenue Multiple*	10.5x
			Gross Profit Multiple*	13.8x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$1,257,420	Market Approach	Series L Capital Raise Price*	$190.00
	$3,346	Market Approach	Tender Offer Price*	$1,646.14
			Potential Secondary Transaction Price*	$1,850.00
			Revenue Multiple*	6.05x
			Gross Profit Multiple*	9.70x
	$46,791	Market Approach	Potential Secondary Transaction Price*	$30.00
			3rd Party Liquidation Valuation*	$17.77
	$41,967	Market Approach	Revenue Multiple*	4.85x
			Gross Profit Multiple*	6.85x
			Discount for Lack of Marketability	10.0%
	$34,602	Market Approach	Revenue Multiple*	10.5x
			Gross Profit Multiple*	13.8x
			Discount for Lack of Marketability	10.0%
	$3,247	Market Approach	Sales Multiple*	1.6x
			Gross Profit Multiple*	2.3x
			Discount for Lack of Marketability	10.0%
(1)
The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.2%
Omnicom Group, Inc.	6,001	$451,935
Aerospace/Defense — 2.2%
ATI, Inc.†	830	120,732
Curtiss-Wright Corp.	226	153,933
Hexcel Corp.	10,897	881,894
L3Harris Technologies, Inc.	4,798	1,656,030
Leonardo DRS, Inc.	277	12,332
Loar Holdings, Inc.†	23	1,318
StandardAero, Inc.†	42,186	1,089,664
		3,915,903
Agriculture — 0.2%
Archer-Daniels-Midland Co.	2,940	213,709
Bunge Global SA	799	101,633
Darling Ingredients, Inc.†	846	52,325
		367,667
Airlines — 1.1%
Alaska Air Group, Inc.†	7,282	267,832
American Airlines Group, Inc.†	3,820	41,027
Delta Air Lines, Inc.	10,243	680,955
Southwest Airlines Co.	23,804	894,316
United Airlines Holdings, Inc.†	2,001	184,232
		2,068,362
Apparel — 0.4%
Birkenstock Holding PLC†	6,085	218,026
Columbia Sportswear Co.	163	8,934
Crocs, Inc.†	317	26,317
PVH Corp.	279	19,463
Ralph Lauren Corp.	1,304	448,563
Tapestry, Inc.	106	14,958
Under Armour, Inc., Class A†	1,185	7,003
Under Armour, Inc., Class C†	1,178	6,821
VF Corp.	2,203	37,429
		787,514
Auto Manufacturers — 0.7%
Cummins, Inc.	844	454,089
Ford Motor Co.	24,023	277,225
Lucid Group, Inc.†	783	7,462
PACCAR, Inc.	3,256	376,068
Rivian Automotive, Inc., Class A†	4,832	72,722
		1,187,566
Auto Parts & Equipment — 0.5%
Allison Transmission Holdings, Inc.	430	50,336
Aptiv PLC†	8,773	609,197
Aurora Innovation, Inc.†	6,958	28,667
BorgWarner, Inc.	1,303	70,701
Gentex Corp.	1,383	30,218
Lear Corp.	323	39,109
QuantumScape Corp.†	2,682	17,111
		845,339
Banks — 4.6%
Bank of New York Mellon Corp.	3,918	464,792
Bank OZK	645	29,599
BOK Financial Corp.	115	14,727
Central BanCo, Inc.	3,942	94,411
Citizens Financial Group, Inc.	2,629	157,661
Columbia Banking System, Inc.	21,649	593,832
Commerce Bancshares, Inc.	809	39,803
Security Description	Shares or Principal Amount	Value

Banks (continued)
Cullen/Frost Bankers, Inc.	370	$50,720
East West Bancorp, Inc.	4,779	510,206
Fifth Third Bancorp	26,148	1,214,836
First Citizens BancShares, Inc., Class A	54	101,772
First Hawaiian, Inc.	777	19,145
First Horizon Corp.	2,951	67,165
FNB Corp.	2,219	37,102
Huntington Bancshares, Inc.	12,339	193,105
KeyCorp	30,290	607,314
M&T Bank Corp.	3,836	792,978
Northern Trust Corp.	5,738	800,853
Pinnacle Financial Partners, Inc.	918	79,076
Popular, Inc.	5,280	708,418
Prosperity Bancshares, Inc.	4,415	296,600
Regions Financial Corp.	23,569	615,622
SouthState Bank Corp.	600	55,512
State Street Corp.	1,715	217,050
Webster Financial Corp.	983	68,240
Western Alliance Bancorp	5,870	415,889
Wintrust Financial Corp.	404	56,132
Zions Bancorp NA	903	52,031
		8,354,591
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	49	11,290
Brown-Forman Corp., Class A	274	7,340
Brown-Forman Corp., Class B	10,354	273,760
Coca-Cola Consolidated, Inc.	299	57,330
Constellation Brands, Inc., Class A	870	130,500
Keurig Dr Pepper, Inc.	17,839	469,701
Molson Coors Beverage Co., Class B	1,018	43,835
Pernod Ricard SA	4,006	299,004
Primo Brands Corp.	1,547	29,130
		1,321,890
Biotechnology — 1.0%
Biogen, Inc.†	2,430	445,492
BioMarin Pharmaceutical, Inc.†	1,167	65,924
BioNTech SE ADR†	1,825	162,206
Bio-Rad Laboratories, Inc., Class A†	116	32,335
Certara, Inc.†	788	4,492
Corteva, Inc.	4,153	347,648
Exelixis, Inc.†	315	13,510
Illumina, Inc.†	939	115,741
Incyte Corp.†	731	68,802
Insmed, Inc.†	80	13,082
Ionis Pharmaceuticals, Inc.†	70	5,256
Moderna, Inc.†	2,214	112,471
Revolution Medicines, Inc.†	1,044	101,529
Roivant Sciences, Ltd.†	2,605	72,158
Royalty Pharma PLC, Class A	2,359	113,161
Sarepta Therapeutics, Inc.†	112	2,437
United Therapeutics Corp.†	262	155,361
Viking Therapeutics, Inc.†	633	20,598
		1,852,203
Building Materials — 1.3%
Armstrong World Industries, Inc.	191	31,477
Builders FirstSource, Inc.†	2,842	233,982
Carlisle Cos., Inc.	225	75,064
Eagle Materials, Inc.	179	33,912
Fortune Brands Innovations, Inc.	759	29,578
Hayward Holdings, Inc.†	1,251	16,738
James Hardie Industries PLC†	12,801	242,451

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Knife River Corp.†	6,014	$491,043
Louisiana-Pacific Corp.	381	27,718
Martin Marietta Materials, Inc.	367	216,046
Masco Corp.	1,281	77,334
Mohawk Industries, Inc.†	3,081	303,355
Owens Corning	3,596	389,159
Simpson Manufacturing Co., Inc.	234	40,159
Trex Co., Inc.†	673	24,511
Vulcan Materials Co.	813	221,380
		2,453,907
Chemicals — 2.3%
Albemarle Corp.	724	129,980
Ashland, Inc.	6,070	337,553
Axalta Coating Systems, Ltd.†	1,327	36,758
Celanese Corp.	664	43,671
CF Industries Holdings, Inc.	952	123,608
Dow, Inc.	4,332	180,428
DuPont de Nemours, Inc.	16,696	764,677
Eastman Chemical Co.	6,525	497,988
Element Solutions, Inc.	1,378	47,045
FMC Corp.	755	13,001
Huntsman Corp.	1,036	13,789
International Flavors & Fragrances, Inc.	6,386	463,304
LyondellBasell Industries NV, Class A	1,580	127,285
Mosaic Co.	1,965	50,108
NewMarket Corp.	35	22,433
Olin Corp.	729	21,673
PPG Industries, Inc.	1,388	148,349
Qnity Electronics, Inc.	3,672	423,675
RPM International, Inc.	779	77,433
Westlake Corp.	5,748	671,481
		4,194,239
Coal — 0.1%
Peabody Energy Corp.	5,972	196,777
Commercial Services — 3.4%
ADT, Inc.	3,218	21,142
Affirm Holdings, Inc.†	677	31,020
API Group Corp.†	21,966	890,062
Avis Budget Group, Inc.†	70	10,209
Block, Inc.†	9,643	580,316
Bright Horizons Family Solutions, Inc.†	312	25,625
Clarivate PLC†	2,304	5,829
Colliers International Group, Inc.	1,861	198,922
Corpay, Inc.†	3,122	908,471
Equifax, Inc.	623	112,184
EquipmentShare.com, Inc., Class A†	12,713	258,964
Euronet Worldwide, Inc.†	245	16,261
First Advantage Corp.†	35,222	414,211
FTI Consulting, Inc.†	1,608	284,246
Global Payments, Inc.	7,987	537,525
Grand Canyon Education, Inc.†	125	21,254
H&R Block, Inc.	664	21,075
ManpowerGroup, Inc.	290	8,543
MarketAxess Holdings, Inc.	222	36,626
Marqeta, Inc., Class A†	88,397	360,660
Morningstar, Inc.	45	7,607
Paylocity Holding Corp.†	23	2,485
Quanta Services, Inc.	204	112,000
Robert Half, Inc.	618	15,697
Service Corp. International	840	69,308
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
TransUnion	7,098	$491,111
U-Haul Holding Co. †	34	1,624
U-Haul Holding Co. (Non-Voting)	393	17,555
United Rentals, Inc.	389	283,410
Valvoline, Inc.†	91	3,065
Verisk Analytics, Inc.	344	65,274
Verra Mobility Corp.†	20,765	296,732
WEX, Inc.†	189	28,925
WillScot Holdings Corp.	829	14,391
		6,152,329
Computers — 3.3%
Everpure, Inc., Class A†	279	16,472
Amdocs, Ltd.	652	42,549
Amentum Holdings, Inc.†	960	25,037
CACI International, Inc., Class A†	132	71,791
Check Point Software Technologies, Ltd.†	1,829	261,273
Cognizant Technology Solutions Corp., Class A	7,544	462,824
Crane NXT Co.	306	12,421
DXC Technology Co.†	1,083	13,613
EPAM Systems, Inc.†	328	44,411
Figure Technology Solutions, Inc., Class A†	178	6,043
Genpact, Ltd.	978	36,430
Globant SA†	244	11,251
Hewlett Packard Enterprise Co.	8,103	192,932
HP, Inc.	5,635	108,248
KBR, Inc.	7,115	262,259
Kyndryl Holdings, Inc.†	1,357	17,804
Leidos Holdings, Inc.	3,309	514,616
Lumentum Holdings, Inc.†	400	281,104
NetApp, Inc.	743	76,076
Okta, Inc.†	618	48,643
Parsons Corp.†	333	18,039
Rubrik, Inc., Class A†	338	16,552
SailPoint, Inc.†	379	5,018
Sandisk Corp.†	2,017	1,281,481
Science Applications International Corp.	275	26,103
Seagate Technology Holdings PLC	1,221	478,339
Super Micro Computer, Inc.†	1,732	39,438
Western Digital Corp.	5,058	1,368,138
Zscaler, Inc.†	2,468	346,236
		6,085,141
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	8,619	734,597
Coty, Inc., Class A†	2,167	4,356
e.l.f. Beauty, Inc.†	345	20,910
Estee Lauder Cos., Inc., Class A	1,513	108,588
Kenvue, Inc.	39,853	687,066
Perrigo Co. PLC	30,897	331,834
		1,887,351
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	502	24,799
Fastenal Co.	1,278	59,299
LKQ Corp.	13,919	408,801
Pool Corp.	167	33,789
RB Global, Inc.	1,071	102,655
SiteOne Landscape Supply, Inc.†	2,758	367,118
Watsco, Inc.	214	77,851
WESCO International, Inc.	293	80,171
WW Grainger, Inc.	411	448,323
		1,602,806

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.	167	$46,209
Air Lease Corp.	651	42,276
Ally Financial, Inc.	1,490	58,453
Ameriprise Financial, Inc.	54	23,998
Cboe Global Markets, Inc.	643	180,728
Circle Internet Group, Inc.†	589	56,196
Coinbase Global, Inc., Class A†	1,236	215,818
Credit Acceptance Corp.†	21	8,893
Evercore, Inc., Class A	225	67,165
Franklin Resources, Inc.	1,646	38,879
Freedom Holding Corp.†	19	2,753
Hamilton Lane, Inc., Class A	84	8,350
Houlihan Lokey, Inc.	210	30,160
Invesco, Ltd.	15,461	375,548
Janus Henderson Group PLC	758	38,938
Jefferies Financial Group, Inc.	726	29,962
Lazard, Inc.	21,055	894,416
London Stock Exchange Group PLC	2,171	256,582
Nasdaq, Inc.	2,787	236,588
OneMain Holdings, Inc.	742	39,690
Raymond James Financial, Inc.	5,345	773,903
Rocket Cos., Inc., Class A†	5,783	82,408
SEI Investments Co.	637	49,985
SLM Corp.	31,249	669,041
SoFi Technologies, Inc.†	6,403	101,680
StepStone Group, Inc., Class A	7,113	339,432
Stifel Financial Corp.	910	67,267
Synchrony Financial	6,616	450,020
T. Rowe Price Group, Inc.	1,324	119,345
TPG, Inc.	5,326	215,756
Tradeweb Markets, Inc., Class A	657	77,303
UWM Holdings Corp.	999	3,616
Virtu Financial, Inc., Class A	498	21,902
Voya Financial, Inc.	14,789	1,010,384
Western Union Co.	1,992	17,390
XP, Inc., Class A	2,254	42,916
		6,693,950
Electric — 7.0%
AES Corp.	4,336	61,094
Alliant Energy Corp.	10,000	717,600
Ameren Corp.	9,739	1,070,511
Brookfield Renewable Corp.	847	33,736
CenterPoint Energy, Inc.	29,587	1,276,975
Clearway Energy, Inc., Class A	218	8,539
Clearway Energy, Inc., Class C	510	20,038
CMS Energy Corp.	9,771	758,034
Consolidated Edison, Inc.	8,808	996,890
Dominion Energy, Inc.	11,211	693,064
DTE Energy Co.	1,273	186,138
Edison International	2,338	171,095
Entergy Corp.	2,744	308,316
Evergy, Inc.	5,483	449,167
Eversource Energy	2,279	157,889
Exelon Corp.	6,218	304,806
FirstEnergy Corp.	19,419	983,767
IDACORP, Inc.	329	47,037
OGE Energy Corp.	1,230	58,991
PG&E Corp.	91,283	1,603,842
Pinnacle West Capital Corp.	5,728	577,096
PPL Corp.	4,541	173,466
Public Service Enterprise Group, Inc.	10,541	853,294
Security Description	Shares or Principal Amount	Value

Electric (continued)
Sempra	5,308	$515,778
Talen Energy Corp.†	633	202,073
WEC Energy Group, Inc.	2,004	232,003
Xcel Energy, Inc.	3,638	289,003
		12,750,242
Electrical Components & Equipment — 0.7%
Acuity, Inc.	192	53,802
AMETEK, Inc.	1,417	303,748
Belden, Inc.	3,938	452,201
Generac Holdings, Inc.†	355	69,342
Littelfuse, Inc.	150	50,903
Novanta, Inc.†	2,938	347,007
Universal Display Corp.	276	25,298
		1,302,301
Electronics — 4.3%
Allegion PLC	4,253	617,919
Arrow Electronics, Inc.†	315	45,174
Avnet, Inc.	489	30,132
Coherent Corp.†	2,766	658,889
Flex, Ltd.†	15,016	982,947
Fortive Corp.	18,599	1,028,153
Garmin, Ltd.	1,003	232,706
Hubbell, Inc.	1,122	550,610
Ingram Micro Holding Corp.	129	3,007
Jabil, Inc.	221	58,704
Keysight Technologies, Inc.†	3,202	904,149
Mettler-Toledo International, Inc.†	125	157,650
nVent Electric PLC	5,468	646,755
Ralliant Corp.	686	28,531
Sensata Technologies Holding PLC	19,542	688,269
TD SYNNEX Corp.	468	78,956
TE Connectivity PLC	3,948	825,211
Trimble, Inc.†	1,470	95,888
Vontier Corp.	880	31,214
Woodward, Inc.	366	130,999
		7,795,863
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	625	123,288
Engineering & Construction — 0.5%
AECOM	791	67,093
EMCOR Group, Inc.	178	131,419
Everus Construction Group, Inc.†	310	36,598
Jacobs Solutions, Inc.	4,285	545,395
MasTec, Inc.†	301	96,844
TopBuild Corp.†	160	56,208
		933,557
Entertainment — 0.3%
Brightstar Lottery PLC	15,559	198,222
Caesars Entertainment, Inc.†	1,229	32,482
Churchill Downs, Inc.	65	5,839
Flutter Entertainment PLC†	172	17,535
Liberty Live Holdings, Inc., Class A†	123	11,272
Liberty Live Holdings, Inc., Class C†	287	27,010
Liberty Media Corp.-Liberty Formula One, Class A†	98	7,652
Liberty Media Corp.-Liberty Formula One, Class C†	886	75,328
Madison Square Garden Sports Corp.†	100	32,140
Penn Entertainment, Inc.†	806	12,114

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
TKO Group Holdings, Inc.	233	$46,984
Vail Resorts, Inc.	40	5,133
		471,711
Environmental Control — 0.6%
Clean Harbors, Inc.†	310	88,886
GFL Environmental, Inc.	9,687	404,142
Pentair PLC	5,863	510,726
Tetra Tech, Inc.	1,331	40,090
Veralto Corp.	882	77,986
		1,121,830
Food — 2.5%
Albertsons Cos., Inc., Class A	21,293	362,833
Campbell’s Co.	7,455	166,023
Conagra Brands, Inc.	2,903	45,635
Flowers Foods, Inc.	1,155	9,413
General Mills, Inc.	3,293	122,565
Hershey Co.	786	163,401
Hormel Foods Corp.	1,763	39,932
Ingredion, Inc.	3,329	375,045
J.M. Smucker Co.	636	61,336
Kraft Heinz Co.	5,233	117,690
Kroger Co.	3,563	257,819
Lamb Weston Holdings, Inc.	20,879	882,346
McCormick & Co., Inc.	1,564	78,888
Performance Food Group Co.†	819	70,156
Pilgrim's Pride Corp.	259	9,780
Post Holdings, Inc.†	281	27,780
Seaboard Corp.	1	5,654
Smithfield Foods, Inc.	282	7,888
Sysco Corp.	6,756	481,905
Tyson Foods, Inc., Class A	6,874	440,417
US Foods Holding Corp.†	7,946	732,701
		4,459,207
Food Service — 0.6%
Aramark	27,060	1,097,012
Forest Products & Paper — 0.6%
International Paper Co.	28,894	1,031,516
Gas — 0.7%
Atmos Energy Corp.	3,425	632,666
MDU Resources Group, Inc.	1,278	26,480
National Fuel Gas Co.	4,478	420,753
NiSource, Inc.	2,928	136,621
UGI Corp.	1,339	48,766
		1,265,286
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	330	82,196
MSA Safety, Inc.	231	37,872
Snap-on, Inc.	316	114,778
Stanley Black & Decker, Inc.	5,409	384,364
		619,210
Healthcare-Products — 3.1%
Agilent Technologies, Inc.	6,924	789,198
Align Technology, Inc.†	412	70,629
Avantor, Inc.†	4,021	31,525
Baxter International, Inc.	3,136	52,685
Bio-Techne Corp.	943	49,281
Bruker Corp.	651	23,514
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Cooper Cos., Inc.†	16,552	$1,183,468
Dentsply Sirona, Inc.	1,250	14,500
Envista Holdings Corp.†	1,022	25,928
GE HealthCare Technologies, Inc.	6,244	444,448
Globus Medical, Inc., Class A†	687	59,192
Hologic, Inc.†	1,361	102,878
Medline, Inc., Class A†	1,989	88,510
MiniMed Group, Inc.†	16,029	239,153
QIAGEN NV	1,236	49,489
Repligen Corp.†	288	33,932
ResMed, Inc.	683	153,320
Revvity, Inc.	3,591	314,608
Solventum Corp.†	908	59,292
STERIS PLC	2,254	498,427
Teleflex, Inc.	277	33,132
Waters Corp.†	2,460	732,588
West Pharmaceutical Services, Inc.	442	110,783
Zimmer Biomet Holdings, Inc.	5,078	459,153
		5,619,633
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	574	13,426
Centene Corp.†	12,633	413,604
Charles River Laboratories International, Inc.†	297	51,233
Chemed Corp.	79	29,842
Concentra Group Holdings Parent, Inc.	32,051	687,494
Encompass Health Corp.	611	59,102
Humana, Inc.	2,944	510,460
ICON PLC†	1,828	202,287
IQVIA Holdings, Inc.†	1,036	176,680
Labcorp Holdings, Inc.	2,020	538,956
Molina Healthcare, Inc.†	2,118	282,329
Quest Diagnostics, Inc.	687	134,638
RadNet, Inc.†	6,746	377,034
Sotera Health Co.†	1,158	16,606
Tenet Healthcare Corp.†	533	100,582
Universal Health Services, Inc., Class B	2,286	409,125
		4,003,398
Home Builders — 1.1%
D.R. Horton, Inc.	1,588	217,905
Installed Building Products, Inc.	1,123	297,764
Lennar Corp., Class A	1,266	109,940
Lennar Corp., Class B	59	4,963
NVR, Inc.†	16	105,437
PulteGroup, Inc.	9,435	1,109,650
Thor Industries, Inc.	316	25,245
Toll Brothers, Inc.	578	78,880
		1,949,784
Home Furnishings — 0.0%
Dolby Laboratories, Inc., Class A	381	22,883
SharkNinja, Inc.†	430	45,537
Whirlpool Corp.	338	18,225
		86,645
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,596	448,277
Church & Dwight Co., Inc.	1,484	138,487
Clorox Co.	748	77,515
Reynolds Consumer Products, Inc.	344	7,286
		671,565

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.1%
Newell Brands, Inc.	35,407	$121,446
Scotts Miracle-Gro Co.	278	16,905
		138,351
Insurance — 5.6%
Allstate Corp.	4,012	831,848
American Financial Group, Inc.	412	52,617
American International Group, Inc.	14,512	1,092,028
Arch Capital Group, Ltd.†	2,161	207,434
Assurant, Inc.	5,062	1,102,554
Assured Guaranty, Ltd.	264	21,511
Axis Capital Holdings, Ltd.	463	46,953
Brighthouse Financial, Inc.†	360	21,557
Brown & Brown, Inc.	5,730	373,653
Cincinnati Financial Corp.	943	148,381
CNA Financial Corp.	133	6,107
Corebridge Financial, Inc.	13,469	321,370
Equitable Holdings, Inc.	5,242	194,531
Everest Group, Ltd.	1,289	421,310
Fidelity National Financial, Inc.	1,583	73,420
First American Financial Corp.	594	35,812
Globe Life, Inc.	489	68,054
Hanover Insurance Group, Inc.	4,023	697,387
Hartford Insurance Group, Inc.	7,101	960,268
Horace Mann Educators Corp.	6,005	256,293
Kemper Corp.	388	11,857
Lincoln National Corp.	19,477	691,434
Loews Corp.	1,029	109,836
Markel Group, Inc.†	60	114,844
MGIC Investment Corp.	1,338	35,123
Old Republic International Corp.	1,398	55,780
Primerica, Inc.	198	49,595
Principal Financial Group, Inc.	1,347	121,378
Prudential Financial, Inc.	2,152	210,229
Reinsurance Group of America, Inc.	406	82,889
RenaissanceRe Holdings, Ltd.	1,713	509,155
RLI Corp.	488	27,836
Unum Group	1,019	74,418
W.R. Berkley Corp.	1,380	91,466
White Mountains Insurance Group, Ltd.	15	32,954
Willis Towers Watson PLC	3,839	1,115,997
		10,267,879
Internet — 1.6%
CDW Corp.	5,710	691,024
eBay, Inc.	7,985	726,795
Etsy, Inc.†	241	12,045
F5, Inc.†	347	100,398
Gen Digital, Inc.	3,003	56,546
GoDaddy, Inc., Class A†	3,485	288,105
IAC, Inc.†	395	15,812
Lyft, Inc., Class A†	2,035	27,066
Maplebear, Inc.†	1,052	39,408
Match Group, Inc.	1,444	44,345
Pinterest, Inc., Class A†	13,947	255,788
Robinhood Markets, Inc., Class A†	4,032	279,418
Roku, Inc.†	687	65,004
Trump Media & Technology Group Corp.†	340	3,155
VeriSign, Inc.	508	126,167
Wayfair, Inc., Class A†	502	37,755
Security Description	Shares or Principal Amount	Value

Internet (continued)
Zillow Group, Inc., Class A†	302	$12,500
Zillow Group, Inc., Class C†	1,032	42,704
		2,824,035
Investment Companies — 0.2%
Main Street Capital Corp.	5,840	309,286
Iron/Steel — 0.5%
Carpenter Technology Corp.	244	96,173
Cleveland-Cliffs, Inc.†	3,503	29,600
Nucor Corp.	3,659	618,737
Reliance, Inc.	321	97,558
Steel Dynamics, Inc.	756	136,080
		978,148
Leisure Time — 0.8%
Amer Sports, Inc.†	906	29,825
Brunswick Corp.	5,807	422,517
Carnival Corp.	4,862	125,829
Harley-Davidson, Inc.	687	13,891
Norwegian Cruise Line Holdings, Ltd.†	17,574	328,634
Viking Holdings, Ltd.†	6,238	458,368
YETI Holdings, Inc.†	476	17,417
		1,396,481
Lodging — 0.3%
Boyd Gaming Corp.	347	28,516
Choice Hotels International, Inc.	116	12,006
Hyatt Hotels Corp., Class A	3,225	463,723
MGM Resorts International†	1,276	47,225
Travel & Leisure Co.	259	17,920
Wyndham Hotels & Resorts, Inc.	48	3,899
Wynn Resorts, Ltd.	475	48,236
		621,525
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	463	94,679
Oshkosh Corp.	385	56,676
Terex Corp.	3,515	207,736
		359,091
Machinery-Diversified — 3.7%
AGCO Corp.	8,841	1,024,407
Applied Industrial Technologies, Inc.	229	60,758
CNH Industrial NV	5,383	59,213
Cognex Corp.	1,025	50,215
Crane Co.	306	52,326
Dover Corp.	833	173,639
ESAB Corp.	6,951	671,884
ESAB Corp. PIPE†(1)	2,251	206,702
Flowserve Corp.	6,102	448,558
Gates Industrial Corp. PLC†	1,543	34,887
Graco, Inc.	1,024	86,682
IDEX Corp.	464	87,951
Ingersoll Rand, Inc.	6,662	533,759
Middleby Corp.†	6,998	927,795
Nordson Corp.	1,405	373,814
Otis Worldwide Corp.	6,703	516,667
Regal Rexnord Corp.	407	76,215
Rockwell Automation, Inc.	640	229,683
Toro Co.	603	56,344
Westinghouse Air Brake Technologies Corp.	3,873	967,902
Xylem, Inc.	1,496	178,772
		6,818,173

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.6%
Charter Communications, Inc., Class A†	502	$108,372
FactSet Research Systems, Inc.	213	46,219
Fox Corp., Class A	1,267	73,993
Fox Corp., Class B	929	49,330
Liberty Broadband Corp., Class A†	82	4,118
Liberty Broadband Corp., Class C†	562	28,269
Liberty Global, Ltd., Class A†	1,055	12,755
Liberty Global, Ltd., Class C†	824	9,665
New York Times Co., Class A	983	82,306
News Corp., Class A	2,316	57,738
News Corp., Class B	799	22,779
Nexstar Media Group, Inc.	1,343	242,855
Sirius XM Holdings, Inc.	1,191	27,488
Warner Bros. Discovery, Inc.†	14,291	392,431
		1,158,318
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	434	59,514
Mueller Industries, Inc.	664	73,571
RBC Bearings, Inc.†	151	82,011
Timken Co.	391	39,323
Valmont Industries, Inc.	119	47,549
		301,968
Mining — 0.7%
Alcoa Corp.	1,595	105,796
Anglogold Ashanti PLC	2,723	265,111
Franco-Nevada Corp.	1,574	389,738
MP Materials Corp.†	814	39,284
OR Royalties, Inc.	8,500	323,661
Royal Gold, Inc.	502	127,754
		1,251,344
Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	696	45,894
Donaldson Co., Inc.	712	60,428
Entegris, Inc.	8,280	970,747
ITT, Inc.	2,147	409,068
JBT Marel Corp.	4,029	515,188
Teledyne Technologies, Inc.†	286	173,033
Textron, Inc.	5,390	471,948
		2,646,306
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	1,546	323,238
Oil & Gas — 5.7%
Antero Resources Corp.†	1,777	75,416
APA Corp.	2,153	91,373
ARC Resources, Ltd.	21,700	451,596
Cenovus Energy, Inc.	19,513	517,680
Chord Energy Corp.	2,670	379,621
Coterra Energy, Inc.	4,621	162,382
Devon Energy Corp.	3,720	187,190
Diamondback Energy, Inc.	4,364	863,156
EQT Corp.	3,697	235,277
Expand Energy Corp.	6,528	716,644
HF Sinclair Corp.	859	53,593
Marathon Petroleum Corp.	3,815	931,547
Matador Resources Co.	712	44,984
Occidental Petroleum Corp.	4,341	282,165
Ovintiv, Inc.	10,465	621,202
Permian Resources Corp., Class A	64,827	1,382,112
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Phillips 66	7,285	$1,327,181
Range Resources Corp.	1,441	65,104
Valero Energy Corp.	5,255	1,298,405
Viper Energy, Inc., Class A	13,228	621,584
Weatherford International PLC	440	41,615
		10,349,827
Oil & Gas Services — 1.8%
Baker Hughes Co.	23,457	1,432,050
Halliburton Co.	5,153	200,915
NOV, Inc.	2,268	42,661
TechnipFMC PLC	17,344	1,198,991
Tidewater, Inc.†	5,105	426,523
		3,301,140
Packaging & Containers — 0.9%
Amcor PLC	10,411	413,837
AptarGroup, Inc.	407	51,290
Ball Corp.	1,645	97,236
Crown Holdings, Inc.	709	71,077
Graphic Packaging Holding Co.	20,588	204,645
Packaging Corp. of America	544	115,448
Sealed Air Corp.	888	37,340
Silgan Holdings, Inc.	554	21,495
Smurfit WestRock PLC	3,186	126,962
Sonoco Products Co.	598	32,346
Stora Enso Oyj, Class R	45,461	535,493
		1,707,169
Pharmaceuticals — 1.1%
Alkermes PLC†	7,318	258,765
Becton Dickinson & Co.	2,292	360,371
BellRing Brands, Inc.†	719	11,569
Cardinal Health, Inc.	727	153,622
Cencora, Inc.	1,229	386,078
Elanco Animal Health, Inc.†	3,012	72,077
Henry Schein, Inc.†	623	45,915
Jazz Pharmaceuticals PLC†	356	67,302
Neurocrine Biosciences, Inc.†	87	11,461
Organon & Co.	1,574	9,428
Viatris, Inc.	40,289	544,305
		1,920,893
Pipelines — 1.4%
Antero Midstream Corp.	2,041	46,535
Cheniere Energy, Inc.	1,559	442,382
DT Midstream, Inc.	625	84,169
Kinder Morgan, Inc.	11,932	400,080
ONEOK, Inc.	3,831	346,284
Plains GP Holdings LP, Class A	19,248	467,341
Targa Resources Corp.	2,857	716,336
		2,503,127
Private Equity — 0.2%
Carlyle Group, Inc.	7,787	376,813
Real Estate — 0.7%
CBRE Group, Inc., Class A†	1,629	220,664
CoStar Group, Inc.†	2,260	91,169
Howard Hughes Holdings, Inc.†	193	12,209
Jones Lang LaSalle, Inc.†	3,294	1,002,430
		1,326,472
REITS — 7.3%
AGNC Investment Corp.	6,581	66,007

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Agree Realty Corp.	704	$53,068
Alexandria Real Estate Equities, Inc.	1,068	49,577
American Homes 4 Rent, Class A	2,093	58,437
Americold Realty Trust, Inc.	1,797	20,594
Annaly Capital Management, Inc.	19,202	406,122
Apartment Investment & Management Co., Class A	41,478	168,815
AvalonBay Communities, Inc.	870	142,114
Brixmor Property Group, Inc.	19,306	556,013
BXP, Inc.	967	50,187
Camden Property Trust	645	62,991
Cousins Properties, Inc.	1,052	23,744
Crown Castle, Inc.	2,670	217,098
CubeSmart	1,410	51,677
Digital Realty Trust, Inc.	5,111	921,053
EastGroup Properties, Inc.	324	59,969
EPR Properties	470	23,481
Equity LifeStyle Properties, Inc.	8,320	519,334
Equity Residential	11,810	698,561
Essex Property Trust, Inc.	1,911	462,462
Extra Space Storage, Inc.	5,016	657,748
Federal Realty Investment Trust	518	55,017
First Industrial Realty Trust, Inc.	797	46,106
Gaming & Leisure Properties, Inc.	1,665	73,876
Healthcare Realty Trust, Inc.	25,904	440,109
Healthpeak Properties, Inc.	4,245	69,745
Highwoods Properties, Inc.	681	14,580
Host Hotels & Resorts, Inc.	4,207	80,606
Invitation Homes, Inc.	3,775	93,809
Iron Mountain, Inc.	1,801	183,954
Kilroy Realty Corp.	736	20,763
Kimco Realty Corp.	4,123	92,644
Lineage, Inc.	442	14,480
Medical Properties Trust, Inc.	3,130	14,492
Mid-America Apartment Communities, Inc.	3,451	421,436
Millrose Properties, Inc.	965	27,020
National Storage Affiliates Trust	431	16,266
NNN REIT, Inc.	1,165	48,965
Omega Healthcare Investors, Inc.	1,811	79,358
Park Hotels & Resorts, Inc.	1,220	12,847
Rayonier, Inc.	1,861	38,374
Realty Income Corp.	5,617	343,648
Regency Centers Corp.	10,011	757,432
Rexford Industrial Realty, Inc.	22,291	729,584
Rithm Capital Corp.	3,380	32,042
SBA Communications Corp.	650	111,871
Simon Property Group, Inc.	1,549	288,935
STAG Industrial, Inc.	1,163	41,938
Starwood Property Trust, Inc.	2,109	36,317
Sun Communities, Inc.	6,704	844,436
UDR, Inc.	1,911	64,554
Ventas, Inc.	14,410	1,178,450
VICI Properties, Inc.	22,741	621,284
Vornado Realty Trust	14,429	375,010
Weyerhaeuser Co.	4,462	109,007
WP Carey, Inc.	8,379	569,437
		13,217,444
Retail — 3.1%
Advance Auto Parts, Inc.	18,160	957,940
AutoNation, Inc.†	166	32,413
Bath & Body Works, Inc.	1,299	24,252
Best Buy Co., Inc.	1,187	76,205
Security Description	Shares or Principal Amount	Value

Retail (continued)
BJ's Wholesale Club Holdings, Inc.†	3,779	$371,929
Burlington Stores, Inc.†	1,258	409,328
CarMax, Inc.†	869	36,133
Casey's General Stores, Inc.	194	141,205
Darden Restaurants, Inc.	1,590	311,704
Dick's Sporting Goods, Inc.	387	76,738
Dillard's, Inc., Class A	18	10,298
Dollar General Corp.	1,350	160,285
Dollar Tree, Inc.†	1,152	126,156
Domino's Pizza, Inc.	133	47,719
Ferguson Enterprises, Inc.	2,801	653,361
Five Below, Inc.†	331	75,627
Floor & Decor Holdings, Inc., Class A†	458	23,266
Freshpet, Inc.†	213	12,558
GameStop Corp., Class A†	2,508	57,784
Gap, Inc.	7,225	174,845
Genuine Parts Co.	853	90,205
Group 1 Automotive, Inc.	604	199,701
Lithia Motors, Inc.	128	31,964
Lululemon Athletica, Inc.†	266	40,725
Macy's, Inc.	1,684	30,464
MSC Industrial Direct Co., Inc., Class A	277	25,559
Ollie's Bargain Outlet Holdings, Inc.†	383	35,251
Penske Automotive Group, Inc.	114	17,045
QXO, Inc.†	3,768	73,175
Restaurant Brands International, Inc.	731	54,021
RH†	79	11,046
Ross Stores, Inc.	4,067	881,034
Ulta Beauty, Inc.†	204	106,633
Wendy's Co.	566	3,934
Williams-Sonoma, Inc.	600	109,398
Yum! Brands, Inc.	1,137	176,781
		5,666,682
Savings & Loans — 0.0%
TFS Financial Corp.	329	4,622
Semiconductors — 1.7%
Allegro MicroSystems, Inc.†	772	24,341
Amkor Technology, Inc.	777	34,988
Cirrus Logic, Inc.†	319	46,134
GlobalFoundries, Inc.†	621	27,622
IPG Photonics Corp.†	155	17,761
Lattice Semiconductor Corp.†	127	11,781
MACOM Technology Solutions Holdings, Inc.†	1,086	241,168
Microchip Technology, Inc.	3,248	209,853
MKS, Inc.	2,536	582,798
NXP Semiconductors NV	1,898	373,640
ON Semiconductor Corp.†	2,466	152,695
Onto Innovation, Inc.†	232	47,576
Qorvo, Inc.†	525	40,635
Rambus, Inc.†	3,304	284,243
Skyworks Solutions, Inc.	4,060	217,413
Teradyne, Inc.	2,278	675,336
Wolfspeed, Inc.†	3,939	64,285
		3,052,269
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	241	91,556
Software — 2.4%
Akamai Technologies, Inc.†	867	99,575
BILL Holdings, Inc.†	505	19,342
Broadridge Financial Solutions, Inc.	67	10,886
Bullish†	175	6,253

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CCC Intelligent Solutions Holdings, Inc.†	61,759	$370,554
Concentrix Corp.	274	7,497
DocuSign, Inc.†	7,736	366,764
DoubleVerify Holdings, Inc.†	466	4,427
Dropbox, Inc., Class A†	779	17,699
Electronic Arts, Inc.	1,545	314,979
Fair Isaac Corp.†	25	26,688
Fidelity National Information Services, Inc.	10,230	479,889
Global-e Online, Ltd.†	13,136	405,246
Jack Henry & Associates, Inc.	445	70,328
MongoDB, Inc.†	439	107,454
MSCI, Inc.	222	119,660
nCino, Inc.†	579	8,673
Nutanix, Inc., Class A†	1,216	46,220
Paychex, Inc.	1,357	125,007
Paycom Software, Inc.	146	17,745
Pegasystems, Inc.	3,535	150,450
Procore Technologies, Inc.†	8,468	482,676
PTC, Inc.†	640	91,194
SentinelOne, Inc., Class A†	515	6,633
SS&C Technologies Holdings, Inc.	7,535	509,140
Take-Two Interactive Software, Inc.†	738	145,755
Teradata Corp.†	452	11,585
Twilio, Inc., Class A†	721	90,716
Tyler Technologies, Inc.†	46	15,749
UiPath, Inc., Class A†	2,437	27,051
Unity Software, Inc.†	1,848	40,545
Veeva Systems, Inc., Class A†	188	33,024
Zoom Communications, Inc.†	1,642	132,000
ZoomInfo Technologies, Inc.†	1,692	10,118
		4,371,522
Telecommunications — 1.8%
AST SpaceMobile, Inc.†	93	7,707
Ciena Corp.†	867	336,595
Corning, Inc.	18,638	2,534,209
GCI Liberty, Inc., Class A†	12	442
GCI Liberty, Inc., Class C†	160	5,954
Iridium Communications, Inc.	519	14,397
Millicom International Cellular SA	621	46,538
Viasat, Inc.†	6,824	312,539
		3,258,381
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	813	76,097
Mattel, Inc.†	1,873	27,214
		103,311
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	718	119,238
CSX Corp.	12,557	515,465
Expeditors International of Washington, Inc.	818	117,162
FedEx Corp.	967	344,426
GXO Logistics, Inc.†	702	36,399
JB Hunt Transport Services, Inc.	2,245	475,715
Kirby Corp.†	331	43,983
Knight-Swift Transportation Holdings, Inc.	962	55,392
Landstar System, Inc.	214	34,306
Old Dominion Freight Line, Inc.	1,064	207,906
Ryder System, Inc.	241	49,335
Saia, Inc.†	2,145	753,496
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Schneider National, Inc., Class B	287	$7,565
XPO, Inc.†	561	109,143
		2,869,531
Water — 0.1%
American Water Works Co., Inc.	1,194	162,491
Essential Utilities, Inc.	1,721	69,305
		231,796
Total Common Stocks (cost $150,985,545)		179,468,216
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co. (cost $287,150)	5,743	372,606
CORPORATE BONDS & NOTES — 0.0%
Semiconductors — 0.0%
Wolfspeed, Inc.
7.00%, 06/15/2031(2) (cost $80,436)	$47,601	37,724
CONVERTIBLE BONDS & NOTES — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
2.50%, 06/15/2031	37,000	52,771
2.50%, 06/15/2031*	47,000	67,034
3.50%, 03/15/2031*	71,000	74,905
Total Convertible Bonds & Notes (cost $140,010)		194,710
Total Long-Term Investment Securities (cost $151,493,141)		180,073,256
SHORT-TERM INVESTMENTS — 1.2%
Sovereign — 0.4%
Federal Home Loan Mtg. Corp. Disc. Notes
3.50%, 04/01/2026	789,000	788,921

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(3)	1,426,073	$1,426,073
T. Rowe Price Government Reserve Fund 3.66%(3)	839	839
		1,426,912
Total Short-Term Investments (cost $2,215,912)		2,215,833
TOTAL INVESTMENTS (cost $153,709,053)(4)	100.2%	182,289,089
Other assets less liabilities	(0.2)	(433,073)
NET ASSETS	100.0%	$181,856,016

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Mid Cap Value Portfolio has no right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $141,939 representing 0.1% of net assets.

(1)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ESAB Corp. PIPE	02/02/26	2,251	$256,614	$206,702	$91.83	0.1%

(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(3)	The rate shown is the 7-day yield as of March 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Goldman Sachs and Co. LLC	Pay	Lincoln National Corp.	1,061	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	$35,480	$2,186	$2,186
								$2,186	$2,186
OBFR—Overnight Bank Funding Rate

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Long	Micro E-mini Russell 2000 Index	June 2026	$298,276	$301,464	$3,188

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$1,022,886	$299,004	$—	$1,321,890
Diversified Financial Services	6,437,368	256,582	—	6,693,950
Machinery-Diversified	6,611,471	206,702	—	6,818,173
Packaging & Containers	1,171,676	535,493	—	1,707,169
Other Industries	162,927,034	—	—	162,927,034
Convertible Preferred Stocks	372,606	—	—	372,606
Corporate Bonds & Notes	—	37,724	—	37,724
Convertible Bonds & Notes	—	194,710	—	194,710
Short-Term Investments:
Sovereign	—	788,921	—	788,921
Other Short-Term Investments	1,426,912	—	—	1,426,912
Total Investments at Value	$179,969,953	$2,319,136	$—	$182,289,089
Other Financial Instruments:†
Swaps	$—	$2,186	$—	$2,186
Futures Contracts	3,188	—	—	3,188
Total Other Financial Instruments	$3,188	$2,186	$—	$5,374

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Advertising — 0.0%
Stagwell, Inc.†	7,314	$46,005
TechTarget, Inc.†	2,045	7,935
		53,940
Aerospace/Defense — 2.4%
AAR Corp.†	1,089	119,202
AeroVironment, Inc.†	439	80,359
Beta Technologies, Inc.†	4,013	58,991
Firefly Aerospace, Inc.†	2,688	76,527
Hexcel Corp.	8,838	715,259
Kratos Defense & Security Solutions, Inc.†	1,208	85,176
Mercury Systems, Inc.†	2,760	201,232
Moog, Inc., Class A	4,155	1,215,919
National Presto Industries, Inc.	151	20,696
Red Cat Holdings, Inc.†	2,938	38,459
StandardAero, Inc.†	1,229	31,745
York Space Systems, Inc.†	16,658	369,308
		3,012,873
Agriculture — 0.3%
Andersons, Inc.	3,126	224,384
Dole PLC	4,625	66,091
Fresh Del Monte Produce, Inc.	934	37,603
Turning Point Brands, Inc.	316	27,426
Universal Corp.	702	36,996
Vital Farms, Inc.†	3,068	43,320
		435,820
Airlines — 0.2%
Allegiant Travel Co.†	367	29,742
JetBlue Airways Corp.†	13,315	58,852
SkyWest, Inc.†	1,689	155,101
Sun Country Airlines Holdings, Inc.†	2,701	44,620
		288,315
Apparel — 0.6%
Capri Holdings, Ltd.†	5,144	90,637
Carter's, Inc.	1,033	36,940
Kontoor Brands, Inc.	1,427	100,304
Oxford Industries, Inc.	8,871	341,622
Steven Madden, Ltd.	2,027	68,756
Under Armour, Inc., Class A†	5,336	31,536
Under Armour, Inc., Class C†	3,239	18,754
Wolverine World Wide, Inc.	2,308	37,666
		726,215
Auto Manufacturers — 0.0%
Blue Bird Corp.†	1,041	59,118
Auto Parts & Equipment — 0.7%
Dauch Corp.†	12,673	75,151
Adient PLC†	4,236	85,609
Dana, Inc.	6,321	212,702
Dorman Products, Inc.†	766	79,940
Fox Factory Holding Corp.†	1,205	19,834
Garrett Motion, Inc.	8,356	151,828
Gentherm, Inc.†	868	24,113
Motorcar Parts of America, Inc.†	5,019	55,510
Phinia, Inc.	1,934	132,363
Standard Motor Products, Inc.	590	20,497
Titan International, Inc.†	5,248	36,264
XPEL, Inc.†	688	30,451
		924,262
Security Description	Shares or Principal Amount	Value

Banks — 8.7%
Alerus Financial Corp.	360	$8,536
Amerant Bancorp, Inc.	548	12,078
Ameris Bancorp	3,835	299,092
Associated Banc-Corp.	625	16,162
Atlantic Union Bankshares Corp.	5,380	192,281
BancFirst Corp.	574	62,279
Bancorp, Inc.†	1,182	63,509
Bank of Hawaii Corp.	1,096	81,378
Bank of N.T. Butterfield & Son, Ltd.	5,061	265,601
BankUnited, Inc.	4,038	182,356
Banner Corp.	951	57,707
BayCom Corp.	126	3,745
Bridgewater Bancshares, Inc.†	1,345	23,806
Burke & Herbert Financial Services Corp.	156	9,717
Business First Bancshares, Inc.	1,541	41,669
Byline Bancorp, Inc.	3,554	112,200
Cathay General Bancorp	1,875	93,487
Central Pacific Financial Corp.	1,244	39,758
ChoiceOne Financial Services, Inc.	327	9,195
City Holding Co.	401	47,928
CNB Financial Corp.	2,652	76,802
Community Financial System, Inc.	1,468	86,098
Community Trust Bancorp, Inc.	601	36,493
ConnectOne Bancorp, Inc.	2,285	61,169
Customers Bancorp, Inc.†	2,292	159,088
CVB Financial Corp.	4,593	89,058
Dime Community Bancshares, Inc.	1,551	52,455
Eagle Bancorp, Inc.	741	18,429
Eastern Bankshares, Inc.	9,221	180,363
Enterprise Financial Services Corp.	1,637	88,578
Equity Bancshares, Inc., Class A	706	31,353
Farmers National Banc Corp.	2,903	38,203
FB Financial Corp.	7,366	382,590
Financial Institutions, Inc.	2,186	69,318
First BanCorp Puerto Rico	33,631	718,358
First Bancorp Southern Pines NC	12,976	731,198
First Busey Corp.	325	8,213
First Commonwealth Financial Corp.	2,823	49,628
First Financial Bancorp	4,902	136,668
First Financial Corp.	1,447	91,450
First Hawaiian, Inc.	3,423	84,343
First Interstate BancSystem, Inc., Class A	3,332	111,289
First Merchants Corp.	1,826	70,721
First Mid Bancshares, Inc.	1,173	48,316
Five Star Bancorp	1,337	50,432
Fulton Financial Corp.	5,019	102,086
Glacier Bancorp, Inc.	1,244	55,569
Hancock Whitney Corp.	245	15,580
Hanmi Financial Corp.	3,216	84,774
HBT Financial, Inc.	142	3,794
Heritage Commerce Corp.	6,695	83,554
Heritage Financial Corp.	1,147	29,822
Hilltop Holdings, Inc.	3,589	128,558
Home BancShares, Inc.	733	19,740
Hope Bancorp, Inc.	3,593	40,134
Horizon Bancorp, Inc.	5,502	91,168
Independent Bank Corp.	1,376	103,489
Lakeland Financial Corp.	692	39,707
Mercantile Bank Corp.	1,380	69,690
Merchants Bancorp	814	34,929
Metropolitan Bank Holding Corp.	993	82,707
Mid Penn Bancorp, Inc.	258	8,297
National Bank Holdings Corp., Class A	1,569	61,442

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NBT Bancorp, Inc.	1,457	$62,039
Nicolet Bankshares, Inc.	562	83,524
Northrim BanCorp, Inc.	1,152	26,358
OFG Bancorp	1,207	48,835
Old National Bancorp	8,040	177,684
Old Second Bancorp, Inc.	3,714	74,874
Origin Bancorp, Inc.	2,415	100,126
Park National Corp.	449	73,389
Pathward Financial, Inc.	2,361	210,672
Peapack-Gladstone Financial Corp.	2,222	78,237
QCR Holdings, Inc.	6,772	578,667
Renasant Corp.	2,640	95,383
S&T Bancorp, Inc.	1,033	43,210
Seacoast Banking Corp. of Florida	23,273	704,939
ServisFirst Bancshares, Inc.	1,402	102,108
Simmons First National Corp., Class A	8,136	158,245
SmartFinancial, Inc.	212	8,285
South Plains Financial, Inc.	3,503	146,776
Southside Bancshares, Inc.	1,477	45,920
SouthState Bank Corp.	5,692	526,624
Stellar Bancorp, Inc.	1,266	46,348
Tompkins Financial Corp.	343	27,042
Towne Bank	395	13,300
TriCo Bancshares	11,015	523,653
Triumph Financial, Inc.†	619	36,930
TrustCo Bank Corp.	501	21,934
Trustmark Corp.	1,646	69,362
UMB Financial Corp.	1,021	115,159
United Community Banks, Inc.	14,935	470,303
Unity Bancorp, Inc.	443	22,961
Univest Financial Corp.	885	30,320
Valley National Bancorp	3,286	40,352
Walker & Dunlop, Inc.	944	41,895
WesBanco, Inc.	871	30,041
Westamerica BanCorp	678	35,358
Wintrust Financial Corp.	501	69,609
		11,088,599
Beverages — 0.1%
National Beverage Corp.†	643	21,637
Vita Coco Co., Inc.†	2,847	136,400
		158,037
Biotechnology — 4.4%
4D Molecular Therapeutics, Inc.†	2,757	25,668
ACADIA Pharmaceuticals, Inc.†	6,357	141,507
ADMA Biologics, Inc.†	6,632	59,754
Alumis Inc†	1,914	42,165
ANI Pharmaceuticals, Inc.†	991	76,208
Apellis Pharmaceuticals, Inc.†	2,867	115,339
Apogee Therapeutics, Inc.†	508	42,758
Arcus Biosciences, Inc.†	2,363	51,041
ArriVent Biopharma, Inc.†	910	20,994
Arrowhead Pharmaceuticals, Inc.†	2,126	133,300
ARS Pharmaceuticals, Inc.†	6,557	52,653
Atea Pharmaceuticals, Inc.†	12,626	67,928
Axsome Therapeutics, Inc.†	339	57,298
Beam Therapeutics, Inc.†	1,481	35,292
Bicara Therapeutics, Inc.†	1,479	29,417
BioAge Labs, Inc.†	1,624	28,404
BioCryst Pharmaceuticals, Inc.†	6,484	61,728
Biohaven, Ltd.†	7,381	62,443
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Bridgebio Pharma, Inc.†	2,903	$215,577
Capricor Therapeutics, Inc.†	2,518	76,547
Celcuity, Inc.†	510	58,211
Celldex Therapeutics, Inc.†	826	26,201
Certara, Inc.†	3,282	18,707
CG oncology, Inc.†	1,234	83,517
Cogent Biosciences, Inc.†	2,410	92,761
Compass Therapeutics, Inc.†	3,789	20,044
Crinetics Pharmaceuticals, Inc.†	894	32,470
CRISPR Therapeutics AG†	1,427	67,882
Cullinan Therapeutics, Inc.†	2,745	39,006
Cytek Biosciences, Inc.†	3,204	14,001
Cytokinetics, Inc.†	1,692	111,520
Definium Therapeutics, Inc.†	1,669	31,544
Denali Therapeutics, Inc.†	2,644	50,765
Edgewise Therapeutics, Inc.†	1,349	42,494
Editas Medicine, Inc.†	14,456	35,706
Erasca, Inc.†	4,448	71,969
Generate Biomedicines, Inc.†	18,838	235,475
Halozyme Therapeutics, Inc.†	1,006	65,018
Ideaya Biosciences, Inc.†	1,225	40,817
ImmunityBio, Inc.†	5,607	43,006
Immunome, Inc.†	2,189	47,873
Innoviva, Inc.†	1,955	45,552
Intellia Therapeutics, Inc.†	1,470	18,845
Iovance Biotherapeutics, Inc.†	9,107	31,966
Janux Therapeutics, Inc.†	2,211	30,733
Kodiak Sciences, Inc.†	1,000	38,120
Krystal Biotech, Inc.†	991	255,995
Kymera Therapeutics, Inc.†	1,388	115,607
Lexeo Therapeutics, Inc.†	1,250	7,175
Ligand Pharmaceuticals, Inc.†	835	166,708
Liquidia Corp.†	1,610	60,761
MBX Biosciences, Inc.†	1,241	37,044
NeoGenomics, Inc.†	48,167	357,399
Nuvalent, Inc., Class A†	818	83,804
Phathom Pharmaceuticals, Inc.†	1,346	14,954
Praxis Precision Medicines, Inc.†	498	160,451
Prime Medicine, Inc.†	7,992	27,812
PTC Therapeutics, Inc.†	3,120	212,566
Puma Biotechnology, Inc.†	3,754	23,988
Recursion Pharmaceuticals, Inc., Class A†	14,637	44,936
REGENXBIO, Inc.†	5,787	48,495
Relay Therapeutics, Inc.†	4,860	48,357
Replimune Group, Inc.†	7,534	57,635
Rocket Pharmaceuticals, Inc.†	3,681	13,178
Sarepta Therapeutics, Inc.†	2,909	63,300
Scholar Rock Holding Corp.†	1,114	54,764
Solid Biosciences, Inc.†	4,547	32,738
Stoke Therapeutics, Inc.†	1,515	49,328
Syndax Pharmaceuticals, Inc.†	1,312	30,648
Tectonic Therapeutic, Inc.†	724	22,379
Terns Pharmaceuticals, Inc.†	2,075	109,394
TG Therapeutics, Inc.†	3,793	126,003
Travere Therapeutics, Inc.†	2,883	85,654
Tyra Biosciences, Inc.†	964	36,921
Veracyte, Inc.†	6,101	196,513
Vericel Corp.†	2,554	82,162
Vir Biotechnology, Inc.†	6,627	59,378
Viridian Therapeutics, Inc.†	1,842	36,030
Wave Life Sciences, Ltd.†	2,147	15,566
Xencor, Inc.†	4,666	56,272

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zevra Therapeutics, Inc. †	6,628	$61,773
Zymeworks, Inc.†	1,445	36,183
		5,682,095
Building Materials — 2.4%
NWPX Infrastructure, Inc. †	313	24,370
American Woodmark Corp.†	391	15,574
Apogee Enterprises, Inc.	1,026	34,412
Armstrong World Industries, Inc.	1,203	198,254
Boise Cascade Co.	1,875	142,219
Gibraltar Industries, Inc.†	835	33,291
Griffon Corp.	3,493	253,871
Hayward Holdings, Inc.†	41,174	550,908
Masterbrand, Inc.†	6,503	54,040
Modine Manufacturing Co.†	4,923	1,066,863
Mohawk Industries, Inc.†	1,449	142,669
Simpson Manufacturing Co., Inc.	2,882	494,609
UFP Industries, Inc.	250	23,030
		3,034,110
Chemicals — 2.9%
Balchem Corp.	5,856	992,475
Calumet, Inc.†	1,813	65,087
Celanese Corp.	3,033	199,480
Chemours Co.	6,141	135,286
Eastman Chemical Co.	3,164	241,477
Ecovyst, Inc.†	4,716	60,648
Element Solutions, Inc.	6,306	215,287
FMC Corp.	3,518	60,580
H.B. Fuller Co.	3,002	185,163
Hawkins, Inc.	2,971	456,346
Ingevity Corp.†	1,010	71,942
Innospec, Inc.	1,971	143,922
Koppers Holdings, Inc.	988	38,216
Mativ Holdings, Inc.	3,359	29,223
Minerals Technologies, Inc.	861	61,062
Orion SA	3,253	21,145
Perimeter Solutions, Inc.†	3,924	95,824
Quaker Chemical Corp.	2,908	361,261
Rogers Corp.†	471	50,552
Sensient Technologies Corp.	1,726	149,196
Stepan Co.	600	29,988
		3,664,160
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	304	62,402
Core Natural Resources, Inc.	1,429	149,659
Peabody Energy Corp.	6,227	205,180
Warrior Met Coal, Inc.	2,792	260,075
		677,316
Commercial Services — 3.4%
Covista, Inc.†	1,718	197,999
ABM Industries, Inc.	5,553	213,902
ADT, Inc.	14,175	93,130
Alarm.com Holdings, Inc.†	1,379	59,559
American Public Education, Inc.†	1,058	60,179
AMN Healthcare Services, Inc.†	1,071	19,642
API Group Corp.†	6,669	270,228
Arlo Technologies, Inc.†	4,030	57,347
Brink's Co.	701	72,645
Cimpress PLC†	292	21,316
CoreCivic, Inc.†	2,791	52,778
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Deluxe Corp.	1,233	$33,957
EVERTEC, Inc.	1,766	49,836
GEO Group, Inc.†	3,801	63,895
Healthcare Services Group, Inc.†	1,992	36,952
Herc Holdings, Inc.	421	41,910
Hertz Global Holdings, Inc.†	3,572	16,467
Insperity, Inc.	984	26,607
John Wiley & Sons, Inc., Class A	2,419	92,164
Kelly Services, Inc., Class A	2,518	22,284
Korn Ferry	1,456	91,655
Laureate Education, Inc.†	6,169	214,928
Legalzoom.com, Inc.†	3,296	18,688
ManpowerGroup, Inc.	1,297	38,210
MarketAxess Holdings, Inc.	1,022	168,610
Matthews International Corp., Class A	853	22,024
Mister Car Wash, Inc.†	2,665	18,575
Monro, Inc.	804	12,896
Payoneer Global, Inc.†	8,065	38,954
Perdoceo Education Corp.	2,487	92,541
PROG Holdings, Inc.	2,180	62,544
Progyny, Inc.†	6,601	112,085
Robert Half, Inc.	2,742	69,647
Sezzle, Inc.†	941	59,556
Spire Global, Inc.†	2,517	31,664
StoneCo., Ltd., Class A†	5,313	75,020
Strategic Education, Inc.	645	53,509
Stride, Inc.†	1,788	157,648
TriNet Group, Inc.	349	12,714
UL Solutions, Inc., Class A	7,875	674,966
Upbound Group, Inc.	1,437	25,938
Verra Mobility Corp.†	26,629	380,528
Vestis Corp.†	3,095	24,327
WillScot Holdings Corp.	23,814	413,411
		4,373,435
Computers — 2.2%
Amentum Holdings, Inc.†	4,272	111,414
ASGN, Inc.†	15,255	590,521
Corsair Gaming, Inc.†	1,298	7,204
Diebold Nixdorf, Inc.†	814	61,408
D-Wave Quantum, Inc.†	7,269	104,892
DXC Technology Co.†	4,736	59,531
ExlService Holdings, Inc.†	958	29,171
Grid Dynamics Holdings, Inc.†	1,913	10,904
Insight Enterprises, Inc.†	983	65,871
KBR, Inc.	1,196	44,085
Lumentum Holdings, Inc.†	898	631,078
Maximus, Inc.	1,363	87,368
NCR Atleos Corp.†	2,062	89,862
NCR Voyix Corp.†	3,819	24,174
NetScout Systems, Inc.†	1,926	61,228
Pitney Bowes, Inc.	3,464	38,277
Qualys, Inc.†	795	69,841
Rigetti Computing, Inc.†	5,996	84,184
Unisys Corp.†	1,041	2,155
V2X, Inc.†	8,842	605,677
Varonis Systems, Inc.†	1,383	29,693
		2,808,538
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	3,778	228,985
Edgewell Personal Care Co.	1,303	27,806
Interparfums, Inc.	512	46,510

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care (continued)
Oddity Tech, Ltd., Class A†	3,115	$41,679
Perrigo Co. PLC	3,806	40,876
Prestige Consumer Healthcare, Inc.†	1,320	78,236
		464,092
Distribution/Wholesale — 0.9%
G-III Apparel Group, Ltd.	1,041	28,836
Hudson Technologies, Inc.†	339	1,993
LKQ Corp.	7,141	209,731
OPENLANE, Inc.†	2,949	85,963
Resideo Technologies, Inc.†	7,167	241,600
Rush Enterprises, Inc., Class A	4,115	272,043
ScanSource, Inc.†	1,457	52,889
VSE Corp.	803	148,073
WESCO International, Inc.	427	116,836
		1,157,964
Diversified Financial Services — 3.8%
Acadian Asset Management, Inc.	1,148	62,474
Air Lease Corp.	2,938	190,794
Artisan Partners Asset Management, Inc., Class A	1,960	71,324
Atlanticus Holdings Corp.†	491	25,763
BGC Group, Inc., Class A	19,783	193,478
Bread Financial Holdings, Inc.	5,891	441,177
Cohen & Steers, Inc.	777	48,601
Enact Holdings, Inc.	2,182	89,047
Encore Capital Group, Inc.†	2,470	173,196
Enova International, Inc.†	2,171	294,887
EZCORP, Inc., Class A†	1,657	42,055
Houlihan Lokey, Inc.	3,283	471,505
LendingClub Corp.†	1,511	21,638
LendingTree, Inc.†	155	6,646
Marex Group PLC	2,400	106,992
Moelis & Co., Class A	2,474	141,018
Navient Corp.	1,911	15,632
NerdWallet, Inc., Class A†	687	7,131
PennyMac Financial Services, Inc.	434	37,932
Perella Weinberg Partners	34,714	630,406
Piper Sandler Cos.	4,008	306,812
PJT Partners, Inc., Class A	3,091	431,875
PRA Group, Inc.†	1,079	18,883
Radian Group, Inc.	6,295	208,239
StepStone Group, Inc., Class A	2,277	108,658
StoneX Group, Inc.†	3,890	313,729
Upstart Holdings, Inc.†	1,143	29,318
Victory Capital Holdings, Inc., Class A	1,938	126,900
Virtu Financial, Inc., Class A	2,227	97,943
Virtus Investment Partners, Inc.	455	61,129
WisdomTree, Inc.	4,905	71,417
World Acceptance Corp.†	82	11,073
		4,857,672
Electric — 1.4%
Avista Corp.	2,536	101,795
Black Hills Corp.	1,951	135,419
Clearway Energy, Inc., Class A	1,513	59,264
Clearway Energy, Inc., Class C	3,824	150,245
Genie Energy, Ltd., Class B	813	11,496
Hawaiian Electric Industries, Inc.†	4,858	72,093
IDACORP, Inc.	4,588	655,946
MGE Energy, Inc.	1,016	78,527
Oklo, Inc.†	619	30,696
Otter Tail Corp.	2,590	227,324
Security Description	Shares or Principal Amount	Value

Electric (continued)
Portland General Electric Co.	2,209	$116,569
Unitil Corp.	2,883	150,608
		1,789,982
Electrical Components & Equipment — 1.1%
AZZ, Inc.	833	104,233
Energizer Holdings, Inc.	1,682	27,619
EnerSys	1,761	305,921
Insteel Industries, Inc.	522	17,544
nLight, Inc.†	1,833	104,518
Novanta, Inc.†	5,400	637,794
Powell Industries, Inc.	263	142,304
		1,339,933
Electronics — 3.2%
Advanced Energy Industries, Inc.	693	223,638
Allient, Inc.	202	11,936
Applied Optoelectronics, Inc.†	903	76,385
Atkore, Inc.	1,172	69,042
Atmus Filtration Technologies, Inc.	3,145	178,542
Badger Meter, Inc.	822	125,232
Bel Fuse, Inc., Class B	140	27,717
Benchmark Electronics, Inc.	995	55,780
Brady Corp., Class A	1,212	98,463
CTS Corp.	797	38,065
ESCO Technologies, Inc.	3,018	849,175
Itron, Inc.†	1,275	114,278
Knowles Corp.†	5,710	146,633
Kopin Corp.†	4,981	11,207
Mirion Technologies, Inc.†	40,175	746,853
Napco Security Technologies, Inc.	980	38,602
OSI Systems, Inc.†	873	231,790
Plexus Corp.†	1,555	314,950
Ralliant Corp.	3,147	130,884
Sanmina Corp.†	2,444	316,840
TTM Technologies, Inc.†	1,709	166,491
Turtle Beach Corp.†	2,866	29,061
Vishay Intertechnology, Inc.	7,700	138,600
		4,140,164
Energy-Alternate Sources — 0.4%
Nextpower, Inc., Class A†	1,066	128,506
Enphase Energy, Inc.†	3,651	138,044
Fluence Energy, Inc.†	1,578	21,713
Green Plains, Inc.†	2,116	34,808
REX American Resources Corp.†	792	36,092
SolarEdge Technologies, Inc.†	1,668	85,151
Sunrun, Inc.†	8,492	115,152
		559,466
Engineering & Construction — 2.8%
Arcosa, Inc.	2,712	287,852
Argan, Inc.	387	210,780
Dycom Industries, Inc.†	953	322,896
Everus Construction Group, Inc.†	1,423	167,999
Fluor Corp.†	3,008	140,323
Frontdoor, Inc.†	2,012	106,354
Granite Construction, Inc.	1,654	198,282
IES Holdings, Inc.†	209	99,582
MYR Group, Inc.†	1,626	459,052
Orion Group Holdings, Inc.†	2,996	32,656
Primoris Services Corp.	7,774	1,111,993

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Sterling Infrastructure, Inc.†	675	$274,907
Tutor Perini Corp.	1,611	124,353
		3,537,029
Entertainment — 1.4%
Caesars Entertainment, Inc.†	5,694	150,492
Churchill Downs, Inc.	6,892	619,108
Cinemark Holdings, Inc.	2,875	81,995
Golden Entertainment, Inc.	535	14,279
IMAX Corp.†	560	21,286
Lionsgate Studios Corp.†	7,922	75,972
Madison Square Garden Entertainment Corp.†	1,404	82,710
Madison Square Garden Sports Corp.†	497	159,736
Marriott Vacations Worldwide Corp.	1,288	83,875
Monarch Casino & Resort, Inc.	1,027	98,181
Penn Entertainment, Inc.†	3,529	53,041
Pursuit Attractions & Hospitality, Inc.†	594	21,758
Red Rock Resorts, Inc., Class A	1,354	72,250
Six Flags Entertainment Corp.†	2,831	50,250
Super Group SGHC, Ltd.	7,580	81,864
United Parks & Resorts, Inc.†	2,546	83,152
		1,749,949
Environmental Control — 0.5%
Casella Waste Systems, Inc., Class A†	6,915	548,636
Enviri Corp.†	2,255	44,243
Tetra Tech, Inc.	2,898	87,288
		680,167
Food — 1.0%
Cal-Maine Foods, Inc.	1,945	153,947
Chefs' Warehouse, Inc.†	9,313	553,658
Grocery Outlet Holding Corp.†	2,812	19,825
Ingles Markets, Inc., Class A	510	45,844
J&J Snack Foods Corp.	418	33,135
John B. Sanfilippo & Son, Inc.	246	19,515
Lamb Weston Holdings, Inc.	3,875	163,757
Mama's Creations, Inc.†	3,619	55,515
Simply Good Foods Co.†	2,376	34,096
Tootsie Roll Industries, Inc.	561	23,937
United Natural Foods, Inc.†	3,372	151,942
Village Super Market, Inc., Class A	374	15,794
		1,270,965
Forest Products & Paper — 0.0%
Sylvamo Corp.	933	39,410
Gas — 0.9%
Chesapeake Utilities Corp.	4,665	589,516
MDU Resources Group, Inc.	5,682	117,731
New Jersey Resources Corp.	2,543	139,662
Northwest Natural Holding Co.	1,167	62,108
ONE Gas, Inc.	1,652	142,287
Southwest Gas Holdings, Inc.	1,786	155,203
		1,206,507
Hand/Machine Tools — 0.7%
Enerpac Tool Group Corp.	1,472	53,684
Franklin Electric Co., Inc.	1,065	98,161
Kennametal, Inc.	3,845	138,920
MSA Safety, Inc.	3,380	554,151
		844,916
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 4.2%
10X Genomics, Inc., Class A†	5,756	$122,200
Adaptive Biotechnologies Corp.†	2,755	38,239
Artivion, Inc.†	1,158	42,406
AtriCure, Inc.†	2,354	67,160
Avanos Medical, Inc.†	1,317	18,451
Axogen, Inc.†	2,995	99,224
Azenta, Inc.†	15,806	333,981
Beta Bionics, Inc.†	1,411	14,138
BioLife Solutions, Inc.†	1,095	20,893
Butterfly Network, Inc.†	11,837	47,821
Castle Biosciences, Inc.†	9,121	223,921
Ceribell, Inc.†	4,552	83,438
CONMED Corp.	854	30,197
Embecta Corp.	3,171	28,032
Enovis Corp.†	1,618	36,810
Glaukos Corp.†	2,687	289,282
GRAIL, Inc.†	494	25,530
Guardant Health, Inc.†	1,894	174,949
Haemonetics Corp.†	1,307	73,663
ICU Medical, Inc.†	8,392	1,083,827
Inogen, Inc.†	4,906	30,319
Inspire Medical Systems, Inc.†	726	37,447
Integer Holdings Corp.†	978	86,064
Integra LifeSciences Holdings Corp.†	4,770	44,933
iRhythm Technologies, Inc.†	3,384	399,380
Kestra Medical Technologies, Ltd.†	16,933	337,475
Lantheus Holdings, Inc.†	897	68,037
LeMaitre Vascular, Inc.	579	63,209
LivaNova PLC†	467	29,683
Merit Medical Systems, Inc.†	1,654	114,010
Neogen Corp.†	6,045	56,158
Novocure, Ltd.†	2,968	32,351
OmniAb, Inc.†	1,930	3,030
Omnicell, Inc.†	1,235	41,224
Outset Medical, Inc.†	1,764	6,774
Pulmonx Corp.†	7,036	9,076
QuidelOrtho Corp.†	1,888	31,020
Repligen Corp.†	5,322	627,038
SI-BONE, Inc.†	1,523	19,236
STAAR Surgical Co.†	1,354	25,320
Tandem Diabetes Care, Inc.†	4,201	80,533
Teleflex, Inc.	1,233	147,479
TransMedics Group, Inc.†	1,651	164,126
Twist Bioscience Corp.†	255	12,118
UFP Technologies, Inc.†	212	41,043
		5,361,245
Healthcare-Services — 1.6%
Acadia Healthcare Co., Inc.†	2,568	60,066
Addus HomeCare Corp.†	675	63,214
Astrana Health, Inc.†	1,182	28,983
BrightSpring Health Services, Inc.†	5,132	218,674
Concentra Group Holdings Parent, Inc.	5,918	126,941
CorVel Corp.†	860	46,999
Ensign Group, Inc.	923	185,984
Fortrea Holdings, Inc.†	2,545	23,974
GeneDx Holdings Corp.†	195	12,523
Molina Healthcare, Inc.†	1,428	190,352
National HealthCare Corp.	613	97,896
Oncology Institute, Inc.†	6,166	18,930
Option Care Health, Inc.†	3,010	81,029
Oscar Health, Inc., Class A†	3,987	45,731
Pediatrix Medical Group, Inc. †	2,356	50,395

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Privia Health Group, Inc.†	3,226	$66,359
RadNet, Inc.†	1,943	108,594
Select Medical Holdings Corp.	3,065	49,929
Surgery Partners, Inc.†	572	6,818
U.S. Physical Therapy, Inc.	7,995	599,305
		2,082,696
Home Builders — 2.1%
Beazer Homes USA, Inc.†	727	13,987
Cavco Industries, Inc.†	1,893	916,761
Century Communities, Inc.	1,504	86,300
Champion Homes, Inc.†	3,097	230,324
Dream Finders Homes, Inc., Class A†	827	11,512
Green Brick Partners, Inc.†	1,982	127,740
Installed Building Products, Inc.	1,066	282,650
KB Home	1,332	68,931
LCI Industries	1,382	169,958
LGI Homes, Inc.†	567	22,413
M/I Homes, Inc.†	1,639	200,696
Meritage Homes Corp.	2,853	176,430
Taylor Morrison Home Corp.†	2,788	162,373
Tri Pointe Homes, Inc.†	2,357	110,143
Winnebago Industries, Inc.	2,752	85,284
		2,665,502
Home Furnishings — 0.2%
Daktronics, Inc.†	522	10,205
Ethan Allen Interiors, Inc.	657	14,625
Leggett & Platt, Inc.	3,782	37,366
MillerKnoll, Inc.	4,790	69,263
Sonos, Inc.†	7,858	105,297
Xperi, Inc.†	8,608	48,205
		284,961
Household Products/Wares — 0.1%
Quanex Building Products Corp.	1,244	22,355
Reynolds Consumer Products, Inc.	1,524	32,278
WD-40 Co.	376	76,681
		131,314
Housewares — 0.1%
Central Garden & Pet Co.†	229	8,420
Central Garden & Pet Co., Class A†	2,172	70,416
Newell Brands, Inc.	11,536	39,569
		118,405
Insurance — 2.5%
AMERISAFE, Inc.	541	18,031
Assured Guaranty, Ltd.	1,209	98,509
Axis Capital Holdings, Ltd.	5,087	515,873
Bowhead Specialty Holdings, Inc.†	12,377	277,616
CNO Financial Group, Inc.	2,885	118,458
Employers Holdings, Inc.	556	22,874
Essent Group, Ltd.	1,561	91,225
Fidelis Insurance Holdings, Ltd.	3,262	62,337
Genworth Financial, Inc.,†	11,038	89,628
Goosehead Insurance, Inc., Class A†	701	29,905
Hamilton Insurance Group, Ltd., Class B	1,525	45,491
HCI Group, Inc.	303	46,847
Heritage Insurance Holdings, Inc.†	361	9,476
Horace Mann Educators Corp.	1,141	48,698
Jackson Financial, Inc., Class A	2,225	235,227
Kemper Corp.	1,638	50,057
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Lincoln National Corp.	2,601	$92,335
Mercury General Corp.	1,369	120,677
NMI Holdings, Inc.†	5,978	224,235
Palomar Holdings, Inc.†	1,122	134,079
ProAssurance Corp.†	1,442	35,646
Reinsurance Group of America, Inc.	2,739	559,194
Safety Insurance Group, Inc.	977	70,969
SiriusPoint, Ltd.†	4,079	87,862
Skyward Specialty Insurance Group, Inc.†	248	10,833
Stewart Information Services Corp.	1,234	75,990
Trupanion, Inc.†	960	24,586
United Fire Group, Inc.	597	22,125
Universal Insurance Holdings, Inc.	311	10,624
		3,229,407
Internet — 1.2%
Cargurus, Inc.†	5,711	194,460
Cogent Communications Holdings, Inc.	1,318	24,831
ePlus, Inc.	736	55,384
Etsy, Inc.†	2,754	137,645
Figs, Inc., Class A†	4,884	72,137
HealthStream, Inc.	3,183	65,920
Hims & Hers Health, Inc.†	2,966	61,574
IAC, Inc.†	1,836	73,495
Liquidity Services, Inc.†	656	20,054
Lyft, Inc., Class A†	11,107	147,723
Magnite, Inc.†	4,629	54,992
Match Group, Inc.	6,546	201,028
Q2 Holdings, Inc.†	3,238	153,157
QuinStreet, Inc.†	1,599	19,204
RealReal, Inc.†	5,277	47,915
Shutterstock, Inc.	652	10,830
Sprinklr, Inc., Class A†	3,333	19,998
TripAdvisor, Inc.†	3,194	34,048
Upwork, Inc.†	3,645	39,949
Yelp, Inc.†	1,640	40,574
Ziff Davis, Inc.†	2,088	87,612
		1,562,530
Investment Companies — 0.8%
Bit Digital, Inc.†	2,148	2,814
Bitdeer Technologies Group†	20,829	180,171
Cipher Digital, Inc.†	5,946	76,525
Cleanspark, Inc.†	13,464	114,579
Core Scientific, Inc.†	4,214	63,041
HA Sustainable Infrastructure Capital, Inc.	5,750	211,312
Hut 8 Corp.†	1,460	68,488
MARA Holdings, Inc.†	16,379	133,653
Riot Platforms, Inc.†	6,431	79,487
Terawulf, Inc.†	5,804	83,752
		1,013,822
Iron/Steel — 0.2%
Commercial Metals Co.	3,756	230,731
Leisure Time — 1.2%
Callaway Golf Co †	12,758	177,081
Acushnet Holdings Corp.	763	71,325
Life Time Group Holdings, Inc.†	4,245	114,361
Malibu Boats, Inc., Class A†	8,012	207,671
OneSpaWorld Holdings, Ltd.	3,839	88,105
Patrick Industries, Inc.	7,284	809,034
Sabre Corp.†	11,020	15,979
		1,483,556

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	1,978	$77,379
Machinery-Construction & Mining — 0.4%
Astec Industries, Inc.	642	34,565
Bloom Energy Corp., Class A†	2,334	316,234
NuScale Power Corp.†	792	8,585
Terex Corp.	1,895	111,995
		471,379
Machinery-Diversified — 1.8%
Alamo Group, Inc.	304	50,151
Albany International Corp., Class A	787	41,089
Applied Industrial Technologies, Inc.	688	182,540
Cactus, Inc., Class A	9,690	459,015
CSW Industrials, Inc.	459	119,606
DXP Enterprises, Inc.†	575	80,345
Gates Industrial Corp. PLC†	7,082	160,124
Ichor Holdings, Ltd.†	971	45,258
Kadant, Inc.	326	95,306
Kornit Digital, Ltd.†	24,118	353,570
Lindsay Corp.	292	34,769
Mueller Water Products, Inc., Class A	4,363	119,939
Tennant Co.	511	33,930
Thermon Group Holdings, Inc.†	1,879	94,702
Watts Water Technologies, Inc., Class A	764	221,782
Zurn Elkay Water Solutions Corp.	4,142	185,727
		2,277,853
Media — 0.3%
Cable One, Inc.†	133	12,131
Scholastic Corp.	1,971	76,988
Sphere Entertainment Co.†	1,223	143,580
Versant Media Group, Inc.	4,056	150,153
		382,852
Metal Fabricate/Hardware — 0.5%
Helios Technologies, Inc.	5,986	387,354
Metallus, Inc.†	1,038	16,961
Mueller Industries, Inc.	375	41,550
Proto Labs, Inc.†	654	37,291
Ryerson Holding Corp.	511	11,487
Standex International Corp.	337	85,888
Worthington Enterprises, Inc.	1,746	91,036
Worthington Steel, Inc.	890	27,012
		698,579
Mining — 0.9%
Century Aluminum Co.†	3,409	200,074
Coeur Mining, Inc.†	11,200	210,224
Constellium SE†	9,593	235,796
Energy Fuels, Inc.†	923	16,845
Hecla Mining Co.	9,010	167,856
Ivanhoe Electric, Inc.†	1,312	15,508
Kaiser Aluminum Corp.	443	53,386
Perpetua Resources Corp.†	613	17,238
SSR Mining, Inc.†	4,645	136,563
Uranium Energy Corp.†	3,440	46,440
USA Rare Earth, Inc.†	1,253	18,964
		1,118,894
Miscellaneous Manufacturing — 2.0%
Avient Corp.	2,604	94,525
Enpro, Inc.	3,029	759,219
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Fabrinet†	547	$285,271
Federal Signal Corp.	1,696	183,405
JBT Marel Corp.	1,450	185,411
Materion Corp.	6,352	918,817
Park Aerospace Corp.	2,120	58,046
Sight Sciences, Inc.†	593	2,236
Trinity Industries, Inc.	2,227	71,665
		2,558,595
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	428	21,862
Office Furnishings — 0.3%
HNI Corp.	1,945	64,943
Interface, Inc.	14,078	350,824
		415,767
Oil & Gas — 3.0%
California Resources Corp.	2,192	151,730
Chord Energy Corp.	834	118,578
CNX Resources Corp.†	6,100	235,155
Comstock Resources, Inc.†	2,207	46,524
Crescent Energy Co., Class A	6,779	91,517
CVR Energy, Inc.†	846	28,468
Gulfport Energy Corp.†	2,322	491,266
Helmerich & Payne, Inc.	2,767	99,695
Kosmos Energy, Ltd.†	15,971	44,399
Magnolia Oil & Gas Corp., Class A	7,160	226,041
Murphy Oil Corp.	2,734	112,778
Noble Corp. PLC†	6,320	310,122
Northern Oil & Gas, Inc.	2,889	84,445
Ovintiv, Inc.	908	53,899
Par Pacific Holdings, Inc.†	5,163	323,410
Patterson-UTI Energy, Inc.	10,357	112,166
PBF Energy, Inc., Class A	180	8,572
Permian Resources Corp., Class A	30,297	645,932
SM Energy Co.	8,708	271,515
Talos Energy, Inc.†	3,476	54,782
Transocean, Ltd.†	29,694	196,871
Valaris, Ltd.†	452	44,314
Weatherford International PLC	572	54,100
		3,806,279
Oil & Gas Services — 1.6%
Archrock, Inc.	7,354	255,919
Atlas Energy Solutions, Inc.	2,174	28,523
Bristow Group, Inc.	708	33,198
Core Laboratories, Inc.	1,285	21,575
DNOW, Inc.†	5,154	61,384
Expro Group Holdings NV†	5,191	90,375
Flowco Holdings, Inc., Class A	16,698	343,979
Forum Energy Technologies, Inc.†	1,678	98,432
Helix Energy Solutions Group, Inc.†	3,856	38,136
Innovex International, Inc.†	1,086	26,488
Kodiak Gas Services, Inc.	2,319	135,244
Liberty Energy, Inc.	9,011	259,517
Matrix Service Co.†	2,424	27,828
National Energy Services Reunited Corp.†	3,345	71,817
Oceaneering International, Inc.†	5,439	192,921
Oil States International, Inc.†	6,527	75,974
ProPetro Holding Corp.†	4,162	59,974
Ranger Energy Services, Inc., Class A	4,144	71,028

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
RPC, Inc.	2,518	$17,828
Tidewater, Inc.†	1,953	163,173
		2,073,313
Packaging & Containers — 0.2%
Greif, Inc., Class A	679	45,541
O-I Glass, Inc.†	6,221	65,383
Sealed Air Corp.	4,109	172,783
		283,707
Pharmaceuticals — 1.6%
AdaptHealth Corp.†	2,977	35,426
Alkermes PLC†	5,490	194,127
Amneal Pharmaceuticals, Inc.†	11,196	139,166
Amphastar Pharmaceuticals, Inc.†	1,003	19,649
Catalyst Pharmaceuticals, Inc.†	6,632	164,208
Collegium Pharmaceutical, Inc.†	877	29,002
Corcept Therapeutics, Inc.†	3,362	135,522
Corvus Pharmaceuticals, Inc.†	2,068	30,255
Harmony Biosciences Holdings, Inc.†	1,109	31,063
Indivior Pharmaceuticals, Inc.†	5,309	161,818
Madrigal Pharmaceuticals, Inc.†	325	170,128
Mirum Pharmaceuticals, Inc.†	894	82,588
Nature's Sunshine Products, Inc.†	1,188	28,500
Neurogene, Inc.†	803	16,189
Ocular Therapeutix, Inc.†	6,724	56,952
Organon & Co.	7,272	43,559
ORIC Pharmaceuticals, Inc.†	2,002	25,365
Pacira BioSciences, Inc.†	1,134	25,628
Phibro Animal Health Corp., Class A	2,120	117,257
Protagonist Therapeutics, Inc.†	1,639	172,751
Rhythm Pharmaceuticals, Inc.†	1,008	87,666
Spyre Therapeutics, Inc.†	1,634	82,419
Supernus Pharmaceuticals, Inc.†	2,424	125,297
Vaxcyte, Inc.†	2,010	116,801
		2,091,336
Pipelines — 0.1%
Excelerate Energy, Inc., Class A	1,706	57,014
Kinetik Holdings, Inc.	1,258	60,900
		117,914
Real Estate — 0.8%
Compass, Inc., Class A†	9,687	70,812
Cushman & Wakefield, Ltd.†	764	9,367
eXp World Holdings, Inc.	2,596	15,550
Kennedy-Wilson Holdings, Inc.	3,357	36,323
Marcus & Millichap, Inc.	672	17,869
McGrath RentCorp	6,440	710,203
Newmark Group, Inc., Class A	3,473	52,060
Real Brokerage, Inc.†	250	625
St. Joe Co.	1,104	69,331
		982,140
REITS — 5.4%
Acadia Realty Trust	3,653	69,845
Adamas Trust, Inc.	5,896	43,395
American Assets Trust, Inc.	2,000	36,820
American Healthcare REIT, Inc.	1,670	78,757
Apollo Commercial Real Estate Finance, Inc.	3,624	38,270
Apple Hospitality REIT, Inc.	6,138	70,648
Arbor Realty Trust, Inc.	5,636	43,454
ARMOUR Residential REIT, Inc.	3,100	51,708
Security Description	Shares or Principal Amount	Value

REITS (continued)
Blackstone Mtg. Trust, Inc., Class A	4,395	$84,164
BrightSpire Capital, Inc.	5,705	31,948
Broadstone Net Lease, Inc.	9,543	174,351
CareTrust REIT, Inc.	3,707	135,862
Centerspace	695	39,928
Chatham Lodging Trust	6,214	48,904
Community Healthcare Trust, Inc.	515	8,183
COPT Defense Properties	5,068	155,081
Curbline Properties Corp.	5,701	147,029
DiamondRock Hospitality Co.	9,364	87,741
Diversified Healthcare Trust	18,618	123,624
Douglas Emmett, Inc.	44,967	423,589
Easterly Government Properties, Inc.	1,215	26,038
Ellington Financial, Inc.	8,098	95,961
Essential Properties Realty Trust, Inc.	12,216	370,878
Four Corners Property Trust, Inc.	5,345	126,409
Franklin BSP Realty Trust, Inc.	2,262	19,204
Getty Realty Corp.	2,929	93,142
Global Net Lease, Inc.	5,537	51,826
Highwoods Properties, Inc.	3,040	65,086
Independence Realty Trust, Inc.	3,045	45,340
Innovative Industrial Properties, Inc.	787	39,476
InvenTrust Properties Corp.	2,619	79,775
JBG SMITH Properties	1,630	23,814
Kite Realty Group Trust	2,408	59,116
Ladder Capital Corp.	11,576	113,098
LTC Properties, Inc.	1,343	49,906
LXP Industrial Trust	2,472	114,355
Macerich Co.	10,717	202,551
Medical Properties Trust, Inc.	13,721	63,528
Millrose Properties, Inc.	4,302	120,456
National Health Investors, Inc.	148	11,967
NETSTREIT Corp.	3,681	69,313
NexPoint Residential Trust, Inc.	614	15,350
Outfront Media, Inc.	4,056	107,484
Pebblebrook Hotel Trust	3,212	40,568
PennyMac Mtg. Investment Trust	2,373	27,669
Phillips Edison & Co., Inc.	7,071	264,597
Piedmont Office Realty Trust, Inc.†	7,113	46,732
Postal Realty Trust, Inc., Class A	2,622	48,664
Rayonier, Inc.	2,016	41,570
Redwood Trust, Inc.	3,547	19,899
Rithm Capital Corp.	15,508	147,016
Ryman Hospitality Properties, Inc.	3,100	286,037
Sabra Health Care REIT, Inc.	6,723	129,283
Safehold, Inc.	1,265	17,116
Saul Centers, Inc.	359	11,696
SL Green Realty Corp.	1,980	73,141
Smartstop Self Storage REIT, Inc.	13,016	394,125
Sunstone Hotel Investors, Inc.	5,306	47,807
Tanger, Inc.	5,519	187,536
Terreno Realty Corp.	14,286	877,446
TPG RE Finance Trust, Inc.	2,479	19,361
Two Harbors Investment Corp.	2,967	33,883
UMH Properties, Inc.	621	8,961
Universal Health Realty Income Trust	341	13,800
Urban Edge Properties	3,487	69,670
Veris Residential, Inc.	3,016	56,912
Whitestone REIT	1,269	20,494
Xenia Hotels & Resorts, Inc.	6,774	100,458
		6,841,815

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 2.8%
Academy Sports & Outdoors, Inc.	1,847	$104,263
Advance Auto Parts, Inc.	1,675	88,356
American Eagle Outfitters, Inc.	7,924	132,331
Arko Corp.	11,143	61,955
Asbury Automotive Group, Inc.†	642	125,453
Biglari Holdings, Inc., Class B†	136	44,824
BJ's Restaurants, Inc.†	580	20,358
Black Rock Coffee Bar, Inc.†	1,699	21,951
BlueLinx Holdings, Inc.†	422	22,864
Boot Barn Holdings, Inc.†	1,233	180,462
Brinker International, Inc.†	1,612	230,145
Buckle, Inc.	833	41,950
CarMax, Inc.†	3,956	164,491
Cheesecake Factory, Inc.	1,279	70,025
Clean Energy Fuels Corp.†	211	523
Cracker Barrel Old Country Store, Inc.	642	18,047
FirstCash Holdings, Inc.	689	129,532
Freshpet, Inc.†	1,357	80,009
Group 1 Automotive, Inc.	1,532	506,525
Jack in the Box, Inc.	4,061	39,270
Kohl's Corp.	4,197	54,141
Kura Sushi USA, Inc., Class A†	1,356	94,635
La-Z-Boy, Inc.	1,155	37,122
MarineMax, Inc.†	1,949	52,740
National Vision Holdings, Inc.†	2,202	57,032
Papa John's International, Inc.	918	29,753
PC Connection, Inc.	309	18,064
PriceSmart, Inc.	703	105,802
Sally Beauty Holdings, Inc.†	2,715	37,603
Shake Shack, Inc., Class A†	2,877	254,528
Signet Jewelers, Ltd.	3,499	296,155
Sonic Automotive, Inc., Class A	414	28,388
Urban Outfitters, Inc.†	1,501	95,088
Victoria's Secret & Co.†	4,947	229,343
Warby Parker, Inc., Class A†	1,502	31,647
Wendy's Co.	4,398	30,566
Winmark Corp.	82	35,059
Zumiez, Inc.†	2,133	47,267
		3,618,267
Savings & Loans — 0.8%
Beacon Financial Corp.	3,453	103,590
Axos Financial, Inc.†	2,789	237,316
Banc of California, Inc.	7,896	138,812
Capitol Federal Financial, Inc.	4,464	31,828
HomeTrust Bancshares, Inc.	197	8,402
Northwest Bancshares, Inc.	4,041	51,280
OceanFirst Financial Corp.	4,762	85,907
Provident Financial Services, Inc.	5,359	113,396
Southern Missouri Bancorp, Inc.	256	16,369
WaFd, Inc.	2,116	66,442
WSFS Financial Corp.	2,454	160,639
		1,013,981
Semiconductors — 2.8%
ACM Research, Inc., Class A†	2,179	85,744
Aehr Test Systems†	723	26,809
Alpha & Omega Semiconductor, Ltd.†	1,178	26,104
Ambarella, Inc.†	459	23,627
Arteris, Inc.†	1,391	22,868
Axcelis Technologies, Inc.†	1,012	94,197
Cohu, Inc.†	1,282	39,255
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Diodes, Inc.†	2,872	$196,043
FormFactor, Inc.†	3,966	384,662
Impinj, Inc.†	1,500	154,050
Kulicke & Soffa Industries, Inc.	1,456	95,688
MACOM Technology Solutions Holdings, Inc.†	3,039	674,871
MaxLinear, Inc.†	3,033	52,744
Navitas Semiconductor Corp.†	1,463	12,830
Penguin Solutions, Inc.†	1,348	23,725
Photronics, Inc.†	1,644	66,434
Power Integrations, Inc.	1,548	79,258
Qorvo, Inc.†	2,354	182,199
Rambus, Inc.†	1,374	118,205
Semtech Corp.†	11,088	852,556
SiTime Corp.†	259	89,446
Ultra Clean Holdings, Inc.†	2,999	186,478
Veeco Instruments, Inc.†	1,660	56,208
		3,544,001
Software — 5.0%
Accelerant Holdings†	2,953	39,452
ACI Worldwide, Inc.†	2,876	117,945
ACV Auctions, Inc., Class A†	47,993	203,490
Adeia, Inc.	4,955	119,069
Agilysys, Inc.†	714	50,794
Amplitude, Inc., Class A†	4,158	28,358
Appian Corp., Class A†	2,167	52,246
Asana, Inc., Class A†	6,052	38,733
BigBear.ai Holdings, Inc.†	4,656	16,389
BlackLine, Inc.†	3,149	116,513
Box, Inc., Class A†	21,016	496,818
Braze, Inc., Class A†	3,678	86,838
CCC Intelligent Solutions Holdings, Inc.†	43,225	259,350
Cerence, Inc.†	1,715	10,822
Clear Secure, Inc., Class A	2,465	119,331
Clearwater Analytics Holdings, Inc., Class A†	4,125	97,556
Commvault Systems, Inc.†	6,609	514,775
Consensus Cloud Solutions, Inc.†	2,775	65,878
CSG Systems International, Inc.	754	60,275
Digi International, Inc.†	1,041	50,176
Digital Turbine, Inc.†	12,379	35,652
DigitalOcean Holdings, Inc.†	3,549	304,433
Donnelley Financial Solutions, Inc.†	1,868	88,058
DoubleVerify Holdings, Inc.†	3,693	35,084
Fastly, Inc., Class A†	2,105	61,171
Freshworks, Inc., Class A†	7,287	58,515
GigaCloud Technology, Inc., Class A†	1,787	81,094
Health Catalyst, Inc.†	8,689	11,035
HeartFlow, Inc.†	530	12,895
Hinge Health, Inc., Class A†	2,494	96,169
IBEX Holdings, Ltd.†	2,089	56,027
Innodata, Inc.†	1,459	56,347
Intapp, Inc.†	1,722	44,238
IonQ, Inc.†	5,855	168,800
Life360, Inc.†	2,187	89,273
LiveRamp Holdings, Inc.†	29,793	790,110
McGraw Hill, Inc.†	38,326	525,066
N-able, Inc.†	7,396	34,539
Navan, Inc., Class A†	2,745	36,344
Pagaya Technologies, Ltd., Class A†	859	10,007
Paycom Software, Inc.	1,363	165,659
PDF Solutions, Inc.†	889	29,079
Phreesia, Inc.†	15,752	132,002
Planet Labs PBC†	6,010	167,979

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Porch Group, Inc.†	6,133	$43,974
Progress Software Corp.†	1,162	29,805
PubMatic, Inc., Class A†	984	8,049
Rezolve AI PLC†	18,391	47,081
RingCentral, Inc., Class A	2,115	78,657
Schrodinger, Inc.†	1,615	18,346
SoundHound AI, Inc., Class A†	8,435	57,948
SPS Commerce, Inc.†	1,044	58,119
Teradata Corp.†	2,587	66,305
Viant Technology, Inc., Class A†	2,532	28,358
Waystar Holding Corp.†	3,227	77,803
Whitefiber, Inc.†	216	2,573
Workiva, Inc.†	1,152	68,694
Zeta Global Holdings Corp., Class A†	4,736	75,397
ZoomInfo Technologies, Inc.†	7,495	44,820
		6,340,313
Telecommunications — 3.6%
A10 Networks, Inc.	5,216	120,594
ADTRAN Holdings, Inc.†	870	10,945
Applied Digital Corp.†	3,336	79,197
BlackSky Technology, Inc.†	310	7,800
Calix, Inc.†	1,676	82,107
Ciena Corp.†	1,684	653,779
Clearfield, Inc.†	2,397	63,449
Credo Technology Group Holding, Ltd.†	2,559	240,213
EchoStar Corp., Class A†	2,406	281,670
Extreme Networks, Inc.†	5,373	81,025
Globalstar, Inc.†	559	37,129
Gogo, Inc.†	3,327	13,374
Harmonic, Inc.†	3,076	27,622
InterDigital, Inc.	348	105,096
Iridium Communications, Inc.	22,082	612,555
Lumen Technologies, Inc.†	40,021	278,146
NETGEAR, Inc.†	1,292	28,217
Ooma, Inc.†	5,760	83,808
Shenandoah Telecommunications Co.	1,257	19,383
Telephone & Data Systems, Inc.	3,791	159,601
Uniti Group, Inc.†	4,991	46,815
Viasat, Inc.†	5,087	232,985
Viavi Solutions, Inc.†	40,492	1,347,574
Vistance Networks, Inc.†	2,543	46,283
		4,659,367
Textiles — 0.1%
UniFirst Corp.	405	101,894
Transportation — 1.7%
ArcBest Corp.	621	61,082
Costamare, Inc.	5,519	93,271
Security Description	Shares or Principal Amount	Value

Transportation (continued)
CryoPort, Inc.†	3,117	$25,809
Dorian LPG, Ltd.	1,009	34,508
Forward Air Corp.†	621	10,377
Heartland Express, Inc.	1,296	13,478
Hub Group, Inc., Class A	12,562	452,734
International Seaways, Inc.	1,598	116,462
Kirby Corp.†	4,667	620,151
Marten Transport, Ltd.	1,603	21,047
Matson, Inc.	870	142,628
Radiant Logistics, Inc.†	3,254	22,941
RXO, Inc.†	4,539	66,360
Safe Bulkers, Inc.	2,824	17,876
Schneider National, Inc., Class B	1,378	36,324
Scorpio Tankers, Inc.	104	7,765
Teekay Corp., Ltd.	9,444	115,311
Teekay Tankers, Ltd., Class A	2,165	158,738
Werner Enterprises, Inc.	1,673	49,203
World Kinect Corp.	3,707	85,520
		2,151,585
Trucking & Leasing — 0.1%
GATX Corp.	376	64,198
Greenbrier Cos., Inc.	942	49,597
		113,795
Water — 0.8%
H2O America	12,388	726,804
American States Water Co.	1,415	107,002
California Water Service Group	1,676	75,990
Consolidated Water Co., Ltd.	3,584	118,702
Middlesex Water Co.	515	26,806
		1,055,304
Total Long-Term Investment Securities (cost $108,979,698)		125,607,389
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $1,676,316)	1,676,316	1,676,316
TOTAL INVESTMENTS (cost $110,656,014)(2)	99.5%	127,283,705
Other assets less liabilities	0.5	681,471
NET ASSETS	100.0%	$127,965,176

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of March 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
HSBC Holdings	Pay	WSFS Financial Corp.	1	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	$63	$3	$3
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	40	4.04% (OBFR + 0.40%)	Monthly	02/11/2027	832	14	14
								17	17
Banks
BNP Paribas SA	Pay	Fulton Financial Corp.	321	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	6,532	(2)	(2)

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
HSBC Holdings	Pay	National Bank Holdings Corp. CL	197	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	$7,385	$329	$329
JPMorgan Securities, LLC	Pay	Central Pacific Financial Corp.	2	4.04% (OBFR + 0.40%)	Monthly	02/11/2027	62	2	2
								329	329
Office/Business Equipment
Goldman Sachs and Co. LLC	Pay	Pitney Bowes, Inc.	604	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	6,239	435	435
Goldman Sachs and Co. LLC	Pay	Preferred Bank	307	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	27,357	485	485
								920	920
Diversified Financial Services
BNP Paribas SA	Pay	Bread Financial Holdings, Inc.	240	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	16,781	1,193	1,193
BNP Paribas SA	Pay	Moelis & Co., Class A	107	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	5,549	550	550
HSBC Holdings	Pay	Western Union Co.	8,836	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	85,797	(8,660)	(8,660)
								(6,917)	(6,917)
REITS
BNP Paribas SA	Pay	Arbor Realty Trust, Inc.	58	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	447	1	1
HSBC Holdings	Pay	Douglas Emmett, Inc.	62	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	625	(42)	(42)
								(41)	(41)
Insurance
Bank of America Merrill Lynch	Pay	Jackson Financial, Inc.	1,156	3.84% (OBFR + 0.20%)	Monthly	02/16/2028	119,630	2,582	2,582
Goldman Sachs and Co. LLC	Pay	Lincoln National Corp.	2,115	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	70,725	4,357	4,357
HSBC Holdings	Pay	SiriusPoint, Ltd.	383	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	7,932	318	318
								7,257	7,257
Commercial Services
JPMorgan Securities, LLC	Pay	MarketAxess Holdings, Inc.	15	4.04% (OBFR + 0.40%)	Monthly	02/11/2027	2,777	(302)	(302)
Leisure Time
JPMorgan Securities, LLC	Pay	OneSpaWorld Holdings, Ltd.	2,812	4.04% (OBFR + 0.40%)	Monthly	02/11/2027	57,337	7,199	7,199
								$8,462	$8,462
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
22	Long	Micro E-mini Russell 2000 Index	June 2026	$273,908	$276,342	$2,434

						Unrealized (Depreciation)
4	Long	E-Mini Russell 2000 Index	June 2026	$503,813	$502,440	$(1,373)
		Net Unrealized Appreciation (Depreciation)				$1,061

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$125,607,389	$—	$—	$125,607,389
Short-Term Investments	1,676,316	—	—	1,676,316
Total Investments at Value	$127,283,705	$—	$—	$127,283,705
Other Financial Instruments:†
Swaps	$—	$17,468	$—	$17,468
Futures Contracts	2,434	—	—	2,434
Total Other Financial Instruments	$2,434	$17,468	$—	$19,902
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$9,006	$—	$9,006
Futures Contracts	1,373	—	—	1,373
Total Other Financial Instruments	$1,373	$9,006	$—	$10,379

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026

	SA Allocation Aggressive Portfolio	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio	SA American Century Inflation Managed Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—	$520,619,861
Investments at value (affiliated)*	508,968,720	243,762,675	296,681,202	515,572,594	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	35	17	30	45	5,480
Foreign cash*	29	—	8	7	162
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	1,557,659
Receivable for:
Fund shares sold	145,608	1,340	298,426	196,485	30,783
Dividends and interest	—	—	—	461	2,294,198
Investments sold	—	276,513	—	—	281,647
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	8,557	4,081	4,931	8,675	51,043
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	662,588
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	509,122,949	244,044,626	296,984,597	515,778,267	525,503,421
LIABILITIES:
Payable for:
Fund shares redeemed	59,562	277,870	7,016	124,419	4,754,741
Investments purchased	86,081	—	291,440	72,112	5,297,522
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	44,101	21,097	25,485	44,663	265,411
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	105,192	49,207	58,868	104,570	68,819
Transfer agent fees and expenses	414	414	414	414	1,416
Trustees' fees and expenses	516	299	326	564	674
Other accrued expenses	175,930	150,492	154,595	179,208	152,479
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	1,746,595
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	61,251
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Total liabilities	471,796	499,379	538,144	525,950	12,348,908
Commitments and contingent liabilities (Note 5)
Net assets	$508,651,153	$243,545,247	$296,446,453	$515,252,317	$513,154,513
* Cost
Investments (unaffiliated)	$—	$—	$—	$—	$555,552,626
Investments (affiliated)	$490,401,895	$244,068,664	$293,564,888	$502,838,132	$—
Foreign cash	$28	$—	$8	$7	$162
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026 — (continued)

	SA Allocation Aggressive Portfolio	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio	SA American Century Inflation Managed Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$444,427,957	$238,930,171	$278,417,161	$464,788,997	$597,943,210
Total accumulated earnings (loss)	64,223,196	4,615,076	18,029,292	50,463,320	(84,788,697)
Net assets	$508,651,153	$243,545,247	$296,446,453	$515,252,317	$513,154,513
Class 1 (unlimited shares authorized):
Net assets	$23,284,539	$16,280,042	$22,382,113	$32,444,496	$197,446,256
Shares of beneficial interest issued and outstanding	1,412,434	1,624,829	2,089,824	2,965,293	22,635,238
Net asset value, offering and redemption price per share	$16.49	$10.02	$10.71	$10.94	$8.72
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$485,366,614	$227,265,205	$274,064,340	$482,807,821	$315,708,257
Shares of beneficial interest issued and outstanding	29,692,444	22,669,680	25,699,312	44,315,181	36,635,561
Net asset value, offering and redemption price per share	$16.35	$10.03	$10.66	$10.89	$8.62
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026 — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$299,669,080	$194,577,643	$796,380,414	$268,891,084	$224,233,316
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	6,623,751	4,000,000	16,575,000	—	—
Cash	202	—	187,928	79,536	4,794,902
Foreign cash*	—	64,504	1,230,306	439,574	1,844
Cash collateral on futures contracts	—	—	—	63,000	21,000
Cash collateral for over-the-counter derivative contracts	—	—	—	10,000	—
Receivable for variation margin on futures contracts	—	—	2,612	—	7,778
Receivable for variation margin on centrally cleared swap contracts	—	—	18,141	—	—
Receivable for:
Fund shares sold	36,982	2,141	120,625	41,106	302,051
Dividends and interest	142,189	640,486	5,589,544	2,693,354	25,823
Investments sold	2,953,851	807,007	44,752,324	1,429,829	—
Receipts on swap contracts	—	—	88,431	—	—
Prepaid expenses and other assets	3,460	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	164,904	60,493	—	18,698	27,693
Unrealized appreciation on forward foreign currency contracts	—	82,410	26,059	—	—
Unrealized appreciation on over-the-counter swap contracts	—	7,855	—	—	—
Total assets	309,594,419	200,242,539	864,971,384	273,666,181	229,414,407
LIABILITIES:
Payable for:
Fund shares redeemed	473,355	418,853	574,518	242,181	142,635
Investments purchased	1,169,364	230,189	159,411,459	383,781	5,514
Payments on swap contracts	—	348	78,084	26	—
Investment advisory and management fees	264,899	147,164	388,716	223,988	161,439
Service fees—Class 2	1,467	4,253	1,445	1,515	3,120
Service fees—Class 3	1,656	33,878	1,102	1,994	3,465
Transfer agent fees and expenses	973	1,858	1,062	1,239	1,113
Trustees' fees and expenses	166	220	770	245	754
Other accrued expenses	94,744	233,288	202,719	217,168	109,086
Accrued foreign tax on capital gains	—	4,647	—	31,887	—
Due to custodian	—	26,251	—	—	—
Payable for variation margin on futures contracts	—	179,429	—	1,762	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	100,000
Unrealized depreciation on forward foreign currency contracts	—	92,618	3,834	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	965	—
Total liabilities	2,006,624	1,372,996	160,663,709	1,106,751	527,126
Commitments and contingent liabilities (Note 5)
Net assets	$307,587,795	$198,869,543	$704,307,675	$272,559,430	$228,887,281
* Cost
Investments (unaffiliated)	$230,557,833	$158,201,342	$828,213,889	$201,716,430	$178,950,427
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$64,094	$1,226,800	$438,933	$1,837
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026 — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$186,201,342	$135,360,412	$805,310,527	$172,512,583	$120,244,064
Total accumulated earnings (loss)	121,386,453	63,509,131	(101,002,852)	100,046,847	108,643,217
Net assets	$307,587,795	$198,869,543	$704,307,675	$272,559,430	$228,887,281
Class 1 (unlimited shares authorized):
Net assets	$288,638,062	$10,596,673	$687,897,422	$251,748,509	$189,276,129
Shares of beneficial interest issued and outstanding	14,102,815	744,669	67,648,008	24,974,508	17,519,769
Net asset value, offering and redemption price per share	$20.47	$14.23	$10.17	$10.08	$10.80
Class 2 (unlimited shares authorized):
Net assets	$11,193,150	$32,513,237	$11,282,096	$11,637,027	$23,618,381
Shares of beneficial interest issued and outstanding	544,055	2,281,682	1,108,942	1,149,308	2,397,494
Net asset value, offering and redemption price per share	$20.57	$14.25	$10.17	$10.13	$9.85
Class 3 (unlimited shares authorized):
Net assets	$7,756,583	$155,759,633	$5,128,157	$9,173,894	$15,992,771
Shares of beneficial interest issued and outstanding	376,570	11,022,600	506,302	909,815	1,707,208
Net asset value, offering and redemption price per share	$20.60	$14.13	$10.13	$10.08	$9.37
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026 — (continued)

	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Small Cap Portfolio
ASSETS:
Investments at value (unaffiliated)*	$292,722,641	$143,785,895	$182,289,089	$127,283,705
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	1,140,000	505,000	—	—
Cash	1,077,048	439	15,225	294,302
Foreign cash*	23	1	93,218	—
Cash collateral on futures contracts	41,000	33,000	34,000	261,990
Cash collateral for over-the-counter derivative contracts	—	20,000	—	14,938
Receivable for variation margin on futures contracts	10,971	11,359	11,792	2,391
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—
Receivable for:
Fund shares sold	30,443	91,773	19,789	10,525
Dividends and interest	606,868	41,112	251,122	110,929
Investments sold	—	685,981	39,829	740,441
Receipts on swap contracts	—	87	—	4,806
Prepaid expenses and other assets	47	85	—	598
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	57,241	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	2,186	17,468
Total assets	295,686,282	145,174,732	182,756,250	128,742,093
LIABILITIES:
Payable for:
Fund shares redeemed	398,729	160,986	257,341	312,352
Investments purchased	392,783	590,366	352,847	240,760
Payments on swap contracts	—	176	53	6,508
Investment advisory and management fees	201,589	107,639	133,845	94,120
Service fees—Class 2	2,131	2,040	2,024	1,367
Service fees—Class 3	1,778	2,338	2,069	1,674
Transfer agent fees and expenses	973	1,327	1,327	973
Trustees' fees and expenses	441	308	242	139
Other accrued expenses	115,818	127,928	140,486	110,018
Accrued foreign tax on capital gains	—	—	—	—
Due to custodian	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	10,000	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	779	—	9,006
Total liabilities	1,114,242	993,887	900,234	776,917
Commitments and contingent liabilities (Note 5)
Net assets	$294,572,040	$144,180,845	$181,856,016	$127,965,176
* Cost
Investments (unaffiliated)	$268,291,843	$130,539,681	$153,709,053	$110,656,014
Investments (affiliated)	$—	$—	$—	$—
Foreign cash	$23	$1	$92,147	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2026 — (continued)

	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Small Cap Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$244,756,638	$107,405,324	$134,065,908	$99,958,029
Total accumulated earnings (loss)	49,815,402	36,775,521	47,790,108	28,007,147
Net assets	$294,572,040	$144,180,845	$181,856,016	$127,965,176
Class 1 (unlimited shares authorized):
Net assets	$269,885,200	$117,927,817	$156,843,003	$109,826,078
Shares of beneficial interest issued and outstanding	24,175,810	8,589,207	9,976,295	10,007,115
Net asset value, offering and redemption price per share	$11.16	$13.73	$15.72	$10.97
Class 2 (unlimited shares authorized):
Net assets	$16,470,822	$15,508,375	$15,507,151	$10,446,354
Shares of beneficial interest issued and outstanding	1,477,740	1,329,100	991,201	1,008,212
Net asset value, offering and redemption price per share	$11.15	$11.67	$15.64	$10.36
Class 3 (unlimited shares authorized):
Net assets	$8,216,018	$10,744,653	$9,505,862	$7,692,744
Shares of beneficial interest issued and outstanding	735,968	1,022,303	609,188	771,917
Net asset value, offering and redemption price per share	$11.16	$10.51	$15.60	$9.97
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2026

	SA Allocation Aggressive Portfolio	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio	SA American Century Inflation Managed Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$1,164,664
Dividends (affiliated)	8,292,621	6,813,527	6,869,035	10,728,864	—
Interest (unaffiliated)	1,647	1,156	1,553	2,319	21,261,409
Total investment income*	8,294,268	6,814,683	6,870,588	10,731,183	22,426,073
EXPENSES:
Investment advisory and management fees	521,796	255,524	303,197	534,227	3,205,062
Service Fees:
Class 2	—	—	—	—	—
Class 3	1,247,049	599,152	702,203	1,256,524	835,127
Transfer agent fees and expenses	5,893	5,868	5,905	5,893	9,428
Custodian and accounting fees	54,611	34,127	34,884	55,059	81,335
Reports to shareholders	57,149	42,681	44,956	60,953	83,006
Audit and tax fees	36,781	43,477	44,577	42,282	80,986
Legal fees	22,343	14,714	16,408	23,248	27,409
Trustees' fees and expenses	13,297	6,361	7,502	13,391	13,156
Interest expense	—	—	—	—	56,450
License fee	30,760	32,630	32,630	30,760	11,185
Other expenses	17,952	18,051	18,038	19,377	53,581
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,007,631	1,052,585	1,210,300	2,041,714	4,456,725
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(52,180)	(25,552)	(30,320)	(53,423)	(322,370)
Fees paid indirectly (Note 2)	(754)	—	—	(1,019)	—
Net expenses	1,954,697	1,027,033	1,179,980	1,987,272	4,134,355
Net investment income (loss)	6,339,571	5,787,650	5,690,608	8,743,911	18,291,718
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	32,607	8,734	17,936	42,661	(6,753,977)
Investments (affiliated)	5,042,235	(1,299,381)	1,220,453	5,648,490	—
Futures contracts	—	—	—	—	194,508
Forward contracts	—	—	—	—	(932,835)
Swap contracts	—	—	—	—	60,113
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	37,152
Net realized gain from capital gain distributions received from underlying funds (affiliated)	48,893,044	12,687,982	20,232,648	40,948,533	—
Net realized gain (loss) on investments and foreign currencies	53,967,886	11,397,335	21,471,037	46,639,684	(7,395,039)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—	2,876,100
Investments (affiliated)	11,800,554	5,790,927	5,655,272	8,844,974	—
Futures contracts	—	—	—	—	145,424
Forward contracts	—	—	—	—	601,337
Swap contracts	—	—	—	—	(932,281)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1	—	1	43	(2,500)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	11,800,555	5,790,927	5,655,273	8,845,017	2,688,080
Net realized and unrealized gain (loss) on investments and foreign currencies	65,768,441	17,188,262	27,126,310	55,484,701	(4,706,959)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,108,012	$22,975,912	$32,816,918	$64,228,612	$13,584,759
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2026 — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,406,741	$2,646,717	$79,734	$7,538,401	$1,460,662
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	67,361	2,319,423	29,661,207	14,397	28,834
Total investment income*	6,474,102	4,966,140	29,740,941	7,552,798	1,489,496
EXPENSES:
Investment advisory and management fees	2,938,116	1,774,301	4,529,590	2,692,075	2,336,332
Service Fees:
Class 2	17,110	52,020	17,434	18,638	43,786
Class 3	18,515	407,586	13,698	23,587	43,803
Transfer agent fees and expenses	6,482	12,375	7,054	8,250	6,609
Custodian and accounting fees	25,103	211,188	237,764	359,459	48,317
Reports to shareholders	15,215	20,259	27,337	20,732	17,791
Audit and tax fees	51,209	77,205	86,134	42,201	59,267
Legal fees	20,855	41,662	32,148	37,092	24,924
Trustees' fees and expenses	6,743	5,240	17,082	6,667	7,420
Interest expense	91	7,082	36,505	2,294	3,142
License fee	3,840	77,580	4,288	10,947	—
Other expenses	43,966	98,872	57,324	165,127	55,661
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,147,245	2,785,370	5,066,358	3,387,069	2,647,052
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(953,884)	(375,734)	—	(114,109)	(211,253)
Fees paid indirectly (Note 2)	(15,325)	(212)	—	—	—
Net expenses	2,178,036	2,409,424	5,066,358	3,272,960	2,435,799
Net investment income (loss)	4,296,066	2,556,716	24,674,583	4,279,838	(946,303)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	49,761,318	25,341,571	(4,024,096)	31,969,597	67,080,755
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	471,612	(1,569,449)	470,352	47,959
Forward contracts	—	109,564	(230,183)	—	—
Swap contracts	—	25,752	60,535	(6,280)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(19,319)	52,453	3,279	(8,262)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	49,761,318	25,929,180	(5,710,740)	32,436,948	67,120,452
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	21,693,660	6,211,095	7,352,047	15,028,538	(12,323,463)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	23,426	1,366,806	44,458	(4,067)
Forward contracts	—	(28,561)	6,788	—	—
Swap contracts	—	1,087	510,117	(965)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	9,820	2,737	121,503	154
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	40,006	—	(11,068)	—
Net unrealized gain (loss) on investments and foreign currencies	21,693,660	6,256,873	9,238,495	15,182,466	(12,327,376)
Net realized and unrealized gain (loss) on investments and foreign currencies	71,454,978	32,186,053	3,527,755	47,619,414	54,793,076
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,751,044	$34,742,769	$28,202,338	$51,899,252	$53,846,773
* Net of foreign withholding taxes on interest and dividends of	$26,582	$113,944	$(5,213)	$808,599	$9,102
** Net of foreign withholding taxes on capital gains of	$—	$28,714	$—	$3,039	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2026 — (continued)

	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Small Cap Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,003,901	$809,302	$3,717,280	$1,540,736
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	70,009	35,316	36,805	18,594
Total investment income*	7,073,910	844,618	3,754,085	1,559,330
EXPENSES:
Investment advisory and management fees	2,497,042	1,416,844	1,643,879	1,128,485
Service Fees:
Class 2	27,455	29,409	25,533	16,734
Class 3	21,328	29,221	24,055	19,415
Transfer agent fees and expenses	6,482	8,839	8,839	6,482
Custodian and accounting fees	69,366	59,487	81,163	129,834
Reports to shareholders	23,763	14,572	16,506	14,849
Audit and tax fees	58,637	59,268	59,896	60,548
Legal fees	26,289	24,445	25,665	23,438
Trustees' fees and expenses	6,677	4,418	4,656	2,975
Interest expense	112	109	442	—
License fee	—	44,041	44,041	3,840
Other expenses	53,742	57,933	56,715	57,334
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,790,893	1,748,586	1,991,390	1,463,934
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—
Fees paid indirectly (Note 2)	(1,443)	(848)	—	(5,623)
Net expenses	2,789,450	1,747,738	1,991,390	1,458,311
Net investment income (loss)	4,284,460	(903,120)	1,762,695	101,019
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	26,845,943	25,847,386	19,451,432	13,174,622
Investments (affiliated)	—	—	—	—
Futures contracts	151,343	39,054	16,302	409,506
Forward contracts	(310,487)	—	—	—
Swap contracts	—	(26,990)	177	203,194
Net realized foreign exchange gain (loss) on other assets and liabilities	389	(58)	1,862	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	26,687,188	25,859,392	19,469,773	13,787,322
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	5,077,711	(5,728,100)	4,416,829	9,695,965
Investments (affiliated)	—	—	—	—
Futures contracts	4,455	9,498	8,943	19,673
Forward contracts	44,815	—	—	—
Swap contracts	—	(779)	2,186	8,462
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	10,121	—	1,601	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	5,137,102	(5,719,381)	4,429,559	9,724,100
Net realized and unrealized gain (loss) on investments and foreign currencies	31,824,290	20,140,011	23,899,332	23,511,422
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,108,750	$19,236,891	$25,662,027	$23,612,441
* Net of foreign withholding taxes on interest and dividends of	$46,625	$1,327	$14,058	$3,435
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA Allocation Aggressive		SA Allocation Balanced		SA Allocation Moderate
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,339,571	$6,170,609	$5,787,650	$5,432,391	$5,690,608	$5,106,564
Net realized gain (loss) on investments and foreign currencies	53,967,886	17,394,233	11,397,335	1,835,742	21,471,037	7,036,171
Net unrealized gain (loss) on investments and foreign currencies	11,800,555	(1,215,916)	5,790,927	4,068,396	5,655,273	1,358,570
Net increase (decrease) in net assets resulting from operations	72,108,012	22,348,926	22,975,912	11,336,529	32,816,918	13,501,305
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,199,647)	(36,958)	(552,764)	(826)	(1,096,125)	(4,245)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(23,473,567)	(14,378,063)	(7,280,835)	(4,355,371)	(12,081,070)	(6,996,441)
Total distributions to shareholders	(24,673,214)	(14,415,021)	(7,833,599)	(4,356,197)	(13,177,195)	(7,000,686)
CAPITAL SHARE TRANSACTIONS (Note 7)	3,119,441	(7,010,104)	(665,058)	(20,358,962)	15,376,950	(27,087,361)
TOTAL INCREASE (DECREASE) IN NET ASSETS	50,554,239	923,801	14,477,255	(13,378,630)	35,016,673	(20,586,742)
NET ASSETS:
Beginning of period	458,096,914	457,173,113	229,067,992	242,446,622	261,429,780	282,016,522
End of period	$508,651,153	$458,096,914	$243,545,247	$229,067,992	$296,446,453	$261,429,780

	SA Allocation Moderately Aggressive		SA American Century Inflation Managed		SA Columbia Focused Value
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,743,911	$8,086,615	$18,291,718	$19,376,686	$4,296,066	$4,939,555
Net realized gain (loss) on investments and foreign currencies	46,639,684	16,072,059	(7,395,039)	(11,363,926)	49,761,318	47,934,112
Net unrealized gain (loss) on investments and foreign currencies	8,845,017	(173,528)	2,688,080	22,734,075	21,693,660	(34,099,151)
Net increase (decrease) in net assets resulting from operations	64,228,612	23,985,146	13,584,759	30,746,835	75,751,044	18,774,516
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,707,766)	(10,159)	(7,816,013)	(6,873,011)	(49,762,526)	(33,224,742)
Distributable earnings — Class 2	—	—	—	—	(1,977,790)	(1,527,426)
Distributable earnings — Class 3	(23,862,294)	(15,200,677)	(12,028,085)	(12,310,286)	(1,323,935)	(925,450)
Total distributions to shareholders	(25,570,060)	(15,210,836)	(19,844,098)	(19,183,297)	(53,064,251)	(35,677,618)
CAPITAL SHARE TRANSACTIONS (Note 7)	11,698,417	(36,598,752)	(10,828,638)	(48,406,866)	24,843,604	(54,799,548)
TOTAL INCREASE (DECREASE) IN NET ASSETS	50,356,969	(27,824,442)	(17,087,977)	(36,843,328)	47,530,397	(71,702,650)
NET ASSETS:
Beginning of period	464,895,348	492,719,790	530,242,490	567,085,818	260,057,398	331,760,048
End of period	$515,252,317	$464,895,348	$513,154,513	$530,242,490	$307,587,795	$260,057,398
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Allocation Moderately Aggressive		SA Multi-Managed Diversified Fixed Income		SA Multi-Managed International Equity
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,556,716	$2,690,488	$24,674,583	$22,623,128	$4,279,838	$4,673,077
Net realized gain (loss) on investments and foreign currencies	25,929,180	27,974,106	(5,710,740)	(9,523,951)	32,436,948	17,175,940
Net unrealized gain (loss) on investments and foreign currencies	6,256,873	(16,143,600)	9,238,495	17,246,018	15,182,466	(9,292,505)
Net increase (decrease) in net assets resulting from operations	34,742,769	14,520,994	28,202,338	30,345,195	51,899,252	12,556,512
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,545,114)	(162,692)	(24,200,792)	(23,502,925)	(18,274,567)	(11,590,848)
Distributable earnings — Class 2	(4,804,510)	(479,448)	(386,509)	(434,729)	(819,881)	(584,049)
Distributable earnings — Class 3	(22,465,901)	(2,123,334)	(176,552)	(201,242)	(643,988)	(420,620)
Total distributions to shareholders	(28,815,525)	(2,765,474)	(24,763,853)	(24,138,896)	(19,738,436)	(12,595,517)
CAPITAL SHARE TRANSACTIONS (Note 7)	(6,405,769)	(19,394,268)	59,326,342	(46,991,316)	(6,536,468)	(54,961,404)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(478,525)	(7,638,748)	62,764,827	(40,785,017)	25,624,348	(55,000,409)
NET ASSETS:
Beginning of period	199,348,068	206,986,816	641,542,848	682,327,865	246,935,082	301,935,491
End of period	$198,869,543	$199,348,068	$704,307,675	$641,542,848	$272,559,430	$246,935,082

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(946,303)	$(930,166)	$4,284,460	$5,866,371	$(903,120)	$(840,158)
Net realized gain (loss) on investments and foreign currencies	67,120,452	95,056,950	26,687,188	50,939,947	25,859,392	21,529,148
Net unrealized gain (loss) on investments and foreign currencies	(12,327,376)	(52,286,369)	5,137,102	(35,500,183)	(5,719,381)	(15,435,814)
Net increase (decrease) in net assets resulting from operations	53,846,773	41,840,415	36,108,750	21,306,135	19,236,891	5,253,176
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(76,952,279)	(31,105,966)	(51,393,739)	(52,219,165)	(15,420,654)	—
Distributable earnings — Class 2	(9,555,518)	(3,728,324)	(3,171,680)	(3,279,735)	(2,615,674)	—
Distributable earnings — Class 3	(5,824,385)	(2,194,574)	(1,488,731)	(1,484,995)	(1,677,601)	—
Total distributions to shareholders	(92,332,182)	(37,028,864)	(56,054,150)	(56,983,895)	(19,713,929)	—
CAPITAL SHARE TRANSACTIONS (Note 7)	22,463,113	(115,604,671)	12,518,998	(182,413,213)	(3,595,940)	(24,999,701)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,022,296)	(110,793,120)	(7,426,402)	(218,090,973)	(4,072,978)	(19,746,525)
NET ASSETS:
Beginning of period	244,909,577	355,702,697	301,998,442	520,089,415	148,253,823	168,000,348
End of period	$228,887,281	$244,909,577	$294,572,040	$301,998,442	$144,180,845	$148,253,823
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,762,695	$1,883,139	$101,019	$314,926
Net realized gain (loss) on investments and foreign currencies	19,469,773	27,995,974	13,787,322	15,780,510
Net unrealized gain (loss) on investments and foreign currencies	4,429,559	(26,281,700)	9,724,100	(21,369,511)
Net increase (decrease) in net assets resulting from operations	25,662,027	3,597,413	23,612,441	(5,274,075)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(25,615,235)	(13,071,400)	(13,991,889)	(2,995,545)
Distributable earnings — Class 2	(2,586,280)	(1,485,316)	(1,441,633)	(283,913)
Distributable earnings — Class 3	(1,451,860)	(806,912)	(1,028,753)	(191,582)
Total distributions to shareholders	(29,653,375)	(15,363,628)	(16,462,275)	(3,471,040)
CAPITAL SHARE TRANSACTIONS (Note 7)	7,082,603	(21,349,258)	(3,296,137)	(34,949,668)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,091,255	(33,115,473)	3,854,029	(43,694,783)
NET ASSETS:
Beginning of period	178,764,761	211,880,234	124,111,147	167,805,930
End of period	$181,856,016	$178,764,761	$127,965,176	$124,111,147
See Notes to Financial Statements

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
 Seasons Series Trust (the “Trust" or "SST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 14 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of Venerable Holdings, Inc. ("Venerable"), serves as investment adviser for all of the Portfolios of the Trust.  Corebridge Financial Inc. ("Corebridge"), the former indirect owner of SAAMCo, and Venerable entered into a definitive agreement pursuant to which Venerable would acquire SAAMCo (the “Transaction”). The Transaction closed on January 1, 2026. Following the completion of the Transaction, SAAMCo became a wholly-owned subsidiary of Venerable.
 Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (collectively, the "Life Companies”), and are also offered to certain affiliated mutual funds. AGL, USL and VALIC are indirect, wholly-owned subsidiaries of Corebridge.  All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
 Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
 Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. The SA Franklin Allocation Moderately Aggressive Portfolio, called the “Seasons Strategies Portfolio,” is available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The SA Franklin Allocation Moderately Aggressive Portfolio may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolio as variable investment options under Variable Contracts offered by the Life Companies. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract.
 Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and certain other SunAmerica Series Trust ("SAST") portfolios (collectively, the “Underlying Portfolios”).
 Each Portfolio is diversified with the exception of SA Multi-Managed Large Cap Growth Portfolio, which is non-diversified as defined by the 1940 Act.
 The investment goal for each Portfolio is as follows:
 Seasons Strategies Portfolio
 The SA Franklin Allocation Moderately Aggressive Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.
 Seasons Select Portfolios
 The SA American Century Inflation Managed Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
 The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.
 The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.
 The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.
 The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.
 The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.
 The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.
 The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.
 Seasons Focused Portfolio

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NOTES TO FINANCIAL STATEMENTS — (continued)

 The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.
 Seasons Managed Allocation Portfolios
 The SA Allocation Aggressive Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.
 TheSA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.
 The SA Allocation Moderately Aggressive Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
 The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
 Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
 The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
 Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of March 31, 2026, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

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NOTES TO FINANCIAL STATEMENTS — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
 Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
 Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.

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NOTES TO FINANCIAL STATEMENTS — (continued)

 Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
 Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	24.53%	$3,230,000
SA Multi-Managed Large Cap Value Portfolio	1.67	220,000
SA Multi-Managed Mid Cap Growth Portfolio	0.72	95,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Bank of America Securities LLC, dated March 31, 2026, bearing interest at a rate of 3.65% per annum, with a principal amount of 13,165,000, a repurchase price of $13,166,335, and a maturity date April 01, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.88%	08/15/2045	$13,362,000	$13,390,779
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	24.64%	$3,450,000
SA Multi-Managed Large Cap Value Portfolio	1.75	245,000
SA Multi-Managed Mid Cap Growth Portfolio	0.86	120,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Barclays Capital, Inc., dated March 31, 2026, bearing interest at a rate of 3.66% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,423, and a maturity date of April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	05/31/2032	$14,072,000	$14,283,044
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	24.54%	$3,435,000
SA Multi-Managed Large Cap Value Portfolio	1.68	235,000
SA Multi-Managed Mid Cap Growth Portfolio	0.71	100,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

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NOTES TO FINANCIAL STATEMENTS — (continued)

 BNP Paribas SA, dated March 31, 2026, bearing interest at a rate of  3.66% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,423, and a maturity date of April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.88%	02/15/2043	$16,050,200	$14,329,390
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	24.53%	$3,230,000
SA Multi-Managed Large Cap Value Portfolio	1.67	220,000
SA Multi-Managed Mid Cap Growth Portfolio	0.72	95,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Deutsche Bank AG, dated March 31, 2026, bearing interest at a rate of 3.66% per annum, with a principal amount of $13,165,000, a repurchase price of $13,166,338, and a maturity date of  April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	02/28/2029	$13,280,000	$13,470,178
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	24.53%	$3,230,000
SA Multi-Managed Large Cap Value Portfolio	1.67	220,000
SA Multi-Managed Mid Cap Growth Portfolio	0.72	95,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 RBS Securities, Inc., dated March 31, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $13,165,000 a repurchase price of $13,166,331, and a maturity date of April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	08/15/2034	$13,745,000	$13,441,813
 Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
 When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
 Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
 The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

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NOTES TO FINANCIAL STATEMENTS — (continued)

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
 Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
 Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
 Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
 Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
 Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
 Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
 The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
 Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
 Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
 Operating Segments: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
 Per Topic 280, the Portfolios’ Principal Executive Officer and Principal Financial Officer act as the Portfolios’ CODM and have determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ financial statements.
Recent Accounting and Regulatory Developments
 In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU 2023-09 became effective for fiscal years beginning after December 15, 2024. Adoption of the Rule had no material impact on the Portfolios' financial statements.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

 During the period ended March 31, 2026 the Portfolios  did not pay a significant amount of foreign or U.S. federal, state or local income taxes and, therefore, did not include any additional disclosures in these financial statements.
Note 3 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
 Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
 Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
 CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
 Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
 Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
 Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
 Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Total Return Swap Agreements: Total return swaps are equities contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
 The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
 Therefore, the return to a Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).
 A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an total return swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
 Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
 Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
 Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
 A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
 Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
 Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
 Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
 The following tables represent the value of derivatives held as of March 31, 2026, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2026. For a detailed presentation of derivatives held as of March 31, 2026, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$1,717,819	$—	$—	$—	$348,212	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	273,305	—	—	—	—	—	—	—
SA Franklin Allocation Moderately Aggressive	54,550	—	—	—	81,248	—	—	—
SA Multi-Managed Diversified Fixed Income	699,405	957,814	—	—	223,490	—	—	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	54,624	7,855	—	—	73,301	—	—	—
SA Multi-Managed International Equity	2,452	—	—	—	8,152	965	—	—
SA Multi-Managed Large Cap Growth	—	—	—	—	7,972	—	—	—
SA Multi-Managed Large Cap Value	550	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	3,743	—	—	—	—	779	—	—
SA Multi-Managed Mid Cap Value	3,188	2,186	—	—	—	—	—	—
SA Multi-Managed Small Cap	2,434	17,468	—	—	1,373	9,006	—	—
	Foreign Exchange Contracts
SA American Century Inflation Managed	—	—	—	662,588	—	—	—	61,251
SA Franklin Allocation Moderately Aggressive	—	—	—	82,410	—	—	—	92,618
SA Multi-Managed Diversified Fixed Income	—	—	—	26,059	—	—	—	3,834
SA Multi-Managed Large Cap Growth	—	—	62,892	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	57,241	—	—	—	—

(1)
Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.

(2)
For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.

(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$60,113	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	194,508	—	—	—	—
SA Franklin Allocation Moderately Aggressive	214,340	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(1,569,449)	60,535	—	(204,997)	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	257,272	25,752	—	—	—
SA Multi-Managed International Equity	470,352	(6,280)	—	—	—
SA Multi-Managed Large Cap Growth	47,959	—	—	—	—
SA Multi-Managed Large Cap Value	151,343	—	—	—	—
SA Multi-Managed Mid Cap Growth	39,054	(26,990)	—	—	—
SA Multi-Managed Mid Cap Value	16,302	177	—	—	—
SA Multi-Managed Small Cap	409,506	203,194	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Managed	—	—	—	—	(932,835)
SA Franklin Allocation Moderately Aggressive	—	—	—	—	109,564
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(230,183)
SA Multi-Managed Large Cap Growth	—	—	—	(435,991)	—
SA Multi-Managed Large Cap Value	—	—	—	—	(310,487)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$(932,281)	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	145,424	—	—	—	—
SA Franklin Allocation Moderately Aggressive	(74,424)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	1,366,806	510,117	—	—	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	97,850	1,087	—	—	—
SA Multi-Managed International Equity	44,458	(965)	—	—	—
SA Multi-Managed Large Cap Growth	(4,067)	—	—	—	—
SA Multi-Managed Large Cap Value	4,455	—	—	—	—
SA Multi-Managed Mid Cap Growth	9,498	(779)	—	—	—
SA Multi-Managed Mid Cap Value	8,943	2,186	—	—	—
SA Multi-Managed Small Cap	19,673	8,462	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Managed	—	—	—	—	601,337
SA Franklin Allocation Moderately Aggressive	—	—	—	—	(28,561)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	6,788
SA Multi-Managed Large Cap Growth	—	—	—	(87,731)	—
SA Multi-Managed Large Cap Value	—	—	—	—	44,815

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

 The following table represents the average monthly balances of derivatives held during the year ended March 31, 2026.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Inflation Swap Contracts(1)	Interest Rate Swap Contracts(1)	Total Return Swap Contracts(1)	Contract For Difference Swaps Contracts(1)
SA American Century Inflation Managed	$11,294,368	$43,688,464	$—	$244,500,000	$—	$—	$—
SA Franklin Allocation Moderately Aggressive	19,339,716	11,848,538	—	—	—	371,856	—
SA Multi-Managed Diversified Fixed Income	109,477,334	6,250,059	—	—	11,960,000	—	—
SA Multi-Managed International Equity	535,497	—	—	—	—	—	39,412
SA Multi-Managed Large Cap Growth	496,588	—	79,128	—	—	—	—
SA Multi-Managed Large Cap Value	544,740	7,575,202	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	241,846	—	—	—	—	—	156,845
SA Multi-Managed Mid Cap Value	275,621	—	—	—	—	—	45,587
SA Multi-Managed Small Cap	1,217,118	—	—	—	—	—	700,961

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
 The following table represents the Portfolio’s objectives for using derivative instruments for the year ended March 31, 2026:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Purchased Call Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Total Return Swap Contracts	Contracts For Difference Swaps Contracts
SA American Century Inflation Managed	1	2	—	3	—	—	—
SA Franklin Allocation Moderately Aggressive Portfolio	1, 4	2	—	—	—	5	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	—	—
SA Multi-Managed International Equity	4	—	—	—	—	—	4
SA Multi-Managed Large Cap Growth	4	—	6	—	—	—	—
SA Multi-Managed Large Cap Value	4	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	4	—	—	—	—	—	4
SA Multi-Managed Mid Cap Value	4	—	—	—	—	—	4
SA Multi-Managed Small Cap	4	—	—	—	—	—	4

(1)
To manage interest rate risk and the duration of the portfolio.
(2)
To manage foreign currency exchange rate risk.
(3)
To manage inflation rate risk and the duration of the portfolio.
(4)
To manage exposures in certain securities markets.
(5)
To manage against or gain exposure to certain securities and/or sectors.
(6)
To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
 The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of March 31, 2026. The repurchase agreements held by the Portfolios as of March 31, 2026, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA American Century Inflation Managed Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$534,160	$—	$—	$534,160	$—	$—	$—	$—	$534,160	$—	$534,160
Goldman Sachs & Co. LLC	128,428	—	—	128,428	—	—	—	—	128,428	—	128,428
Morgan Stanley & Co., Inc.	—	—	—	—	61,251	—	—	61,251	(61,251)	—	(61,251)
Total	$662,588	$—	$—	$662,588	$61,251	$—	$—	$61,251	$601,337	$—	$601,337

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Franklin Allocation Moderately Aggressive Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$14,446	$7,855	$—	$22,301	$24,424	$—	$—	$24,424	$(2,123)	$—	$(2,123)
Barclays Bank PLC	2,530	—	—	2,530	4,092	—	—	4,092	(1,562)	—	(1,562)
Citibank, N.A.	11,470	—	—	11,470	4,840	—	—	4,840	6,630	—	6,630
Goldman Sachs International	15,975	—	—	15,975	6,809	—	—	6,809	9,166	—	9,166
HSBC Bank PLC	3,125	—	—	3,125	9,047	—	—	9,047	(5,922)	—	(5,922)
JPMorgan Chase Bank, N.A.	119	—	—	119	7,805	—	—	7,805	(7,686)	—	(7,686)
Morgan Stanley & Co. International PLC	12,485	—	—	12,485	7,088	—	—	7,088	5,397	—	5,397
State Street Bank & Trust Company	10,993	—	—	10,993	8,613	—	—	8,613	2,380	—	2,380
Toronto Dominion Bank	2,889	—	—	2,889	9,043	—	—	9,043	(6,154)	—	(6,154)
UBS AG	7,217	—	—	7,217	7,809	—	—	7,809	(592)	—	(592)
Westpac Banking Corp.	1,161	—	—	1,161	3,048	—	—	3,048	(1,887)	—	(1,887)
Total	$82,410	$7,855	$—	$90,265	$92,618	$—	$—	$92,618	$(2,353)	$—	$(2,353)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$22,472	$—	$—	$22,472	$3,834	$—	$—	$3,834	$18,638	$—	$18,638
Westpac Banking Corp.	3,587	—	—	3,587	—	—	—	—	3,587	—	3,587
Total	$26,059	$—	$—	$26,059	$3,834	$—	$—	$3,834	$22,225	$—	$22,225

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed International Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$—	$965	$—	$965	$(965)	$965	$—
Total	$—	$—	$—	$—	$—	$965	$—	$965	$(965)	$965	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$40,841	$40,841	$—	$—	$—	$—	$40,841	$(40,841)	$—
Goldman Sachs International	—	—	23	23	—	—	—	—	23	(23)	—
Standard Chartered Bank	—	—	22,028	22,028	—	—	—	—	22,028	(22,028)	—
Total	$—	$—	$62,892	$62,892	$—	$—	$—	$—	$62,892	$(62,892)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$57,241	$—	$—	$57,241	$—	$—	$—	$—	$57,241	$—	$57,241
Total	$57,241	$—	$—	$57,241	$—	$—	$—	$—	$57,241	$—	$57,241

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Mid Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs & Co. LLC	$—	$—	$—	$—	$—	$124	$—	$124	$(124)	$124	$—
HSBC Holdings	—	—	—	—	—	655	—	655	(655)	655	—
Total	$—	$—	$—	$—	$—	$779	$—	$779	$(779)	$779	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Mid Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs & Co. LLC	$—	$2,186	$—	$2,186	$—	$—	$—	$—	$2,186	$(2,186)	$—
Total	$—	$2,186	$—	$2,186	$—	$—	$—	$—	$2,186	$(2,186)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Small Cap Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$2,582	$—	$2,582	$—	$—	$—	$—	$2,582	$(2,582)	$—
BNP Paribas SA	—	1,744	—	1,744	—	2	—	2	1,742	(1,742)	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Small Cap Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs and Co. LLC	$—	$5,277	$—	$5,277	$—	$—	$—	$—	$5,277	$(5,277)	$—
HSBC Holdings	—	650	—	650	—	8,702	—	8,702	(8,052)	8,052	—
JPMorgan Securities, LLC	—	7,215	—	7,215	—	302	—	302	6,913	—	6,913
Total	$—	$17,468	$—	$17,468	$—	$9,006	$—	$9,006	$8,462	$(1,549)	$6,913

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
 The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, inflation securities, investments in partnerships, and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2026
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Allocation Aggressive**	$10,045,943	$45,843,635	$8,333,623	$9,299,525	$15,373,689
SA Allocation Balanced**	6,750,305	7,496,066	(9,631,294)	6,331,012	1,502,587
SA Allocation Moderate**	7,200,746	16,497,858	(5,669,311)	6,615,897	6,561,298
SA Allocation Moderately Aggressive**	11,846,879	36,141,768	2,474,681	10,863,552	14,706,508
SA American Century Inflation Managed	17,620,352	(68,257,972)	(33,893,439)	19,844,098	—
SA Columbia Focused Value	5,990,732	48,637,680	66,758,038	4,839,833	48,224,418
SA Franklin Allocation Moderately Aggressive	23,393,647	4,936,933	35,304,014	5,385,974	23,429,551
SA Multi-Managed Diversified Fixed Income	22,838,597	(85,188,230)	(38,122,224)	24,763,853	—
SA Multi-Managed International Equity	7,615,102	29,239,373	63,192,376	4,874,131	14,864,305
SA Multi-Managed Large Cap Growth	1,756,573	65,129,219	41,757,422	14,537,154	77,795,028
SA Multi-Managed Large Cap Value	10,464,093	20,113,326	19,238,547	10,425,994	45,628,156
SA Multi-Managed Mid Cap Growth	6,098,729	18,691,392	11,985,394	314,923	19,399,006
SA Multi-Managed Mid Cap Value	3,827,588	17,424,815	26,538,257	4,459,663	25,193,712
SA Multi-Managed Small Cap	3,433,264	11,549,437	13,024,469	901,299	15,560,976

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Portfolio's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Capital Gains and Capital Loss Carryforward due to ownership change limitations.

	Tax Distributions
	For the year ended March 31, 2025
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Allocation Aggressive	$5,525,236	$8,889,785
SA Allocation Balanced	4,356,197	—
SA Allocation Moderate	4,472,154	2,528,532
SA Allocation Moderately Aggressive	7,080,086	8,130,750
SA American Century Inflation Managed	19,183,297	—
SA Columbia Focused Value	6,359,371	29,318,247
SA Franklin Allocation Moderately Aggressive	2,765,474	—
SA Multi-Managed Diversified Fixed Income	24,138,896	—
SA Multi-Managed International Equity	7,363,607	5,231,910
SA Multi-Managed Large Cap Growth	1,389,293	35,639,571
SA Multi-Managed Large Cap Value	32,950,084	24,033,811
SA Multi-Managed Mid Cap Value	3,054,022	12,309,606
SA Multi-Managed Small Cap	1,278,709	2,192,331

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

 As of March 31, 2026, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Allocation Aggressive*	$2,161,155	$3,648,133
SA Allocation Balanced*	1,361,190	1,451,446
SA Allocation Moderate*	1,327,977	3,327,100
SA Allocation Moderately Aggressive*	2,634,607	6,008,084
SA American Century Inflation Managed**	21,807,297	46,450,675
SA Multi-Managed Diversified Fixed Income**	29,722,289	55,465,941

*	Pursuant to the mergers outlined in Note 12, the losses acquired from the target portfolios are subject to limitations under IRC sections 381 through 384.
**
The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended March 31, 2025. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.

 The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended March 31, 2026.
Portfolio	Capital Loss Carryforward Utilized
SA Allocation Aggressive*	$1,171,112
SA Allocation Balanced*	2,616,168
SA Allocation Moderate*	1,341,069
SA Allocation Moderately Aggressive*	1,864,825
SA American Century Inflation Managed	1,384,909

*	Pursuant to the mergers outlined in Note 12, the losses utilized were acquired from the target portfolios.
 For the year ended March 31, 2026, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA Allocation Aggressive	$(6,980,404)	$6,980,404
SA Allocation Balanced	(5,428,804)	5,428,804
SA Allocation Moderate	(5,996,146)	5,996,146
SA Allocation Moderately Aggressive	(10,507,521)	10,507,521
 The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Allocation Aggressive	$31,346,046	$(23,012,424)	$8,333,622	$500,635,098
SA Allocation Balanced	8,430,883	(18,062,177)	(9,631,294)	253,393,969
SA Allocation Moderate	12,709,318	(18,378,630)	(5,669,312)	302,350,514
SA Allocation Moderately Aggressive	29,848,538	(27,373,900)	2,474,638	513,097,956
SA American Century Inflation Managed	3,356,331	(37,247,270)	(33,890,939)	555,891,936
SA Columbia Focused Value	81,254,561	(14,496,523)	66,758,038	239,534,793
SA Franklin Allocation Moderately Aggressive	43,468,861	(8,170,077)	35,298,784	163,222,562
SA Multi-Managed Diversified Fixed Income	3,654,232	(41,779,423)	(38,125,191)	852,017,864
SA Multi-Managed International Equity	75,567,927	(12,458,326)	63,109,601	205,779,500
SA Multi-Managed Large Cap Growth	54,448,850	(12,691,660)	41,757,190	182,476,126
SA Multi-Managed Large Cap Value	44,669,718	(25,440,048)	19,229,670	274,632,971
SA Multi-Managed Mid Cap Growth	27,744,912	(15,759,518)	11,985,394	132,305,501
SA Multi-Managed Mid Cap Value	41,737,940	(15,201,539)	26,536,401	155,752,688
SA Multi-Managed Small Cap	27,675,671	(14,651,202)	13,024,469	114,259,235
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
 SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

agreed to waive a portion of its advisory fee for certain Portfolios.  The waived advisory fees are not subject to recoupment. The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Allocation Aggressive		0.10%	0.09%
SA Allocation Balanced		0.10%	0.09%
SA Allocation Moderate		0.10%	0.09%
SA Allocation Moderately Aggressive		0.10%	0.09%
SA American Century Inflation Managed	American Century Invesment Management, Inc.	0.60% on the first $500 million 0.55% over $500 million	0.54% on the first $500 million 0.49% over $500 million * * Voluntary Waiver
SA Columbia Focused Value	Columbia Management Investment Advisers, LLC	1.00% on the first $250 million 0.95% on the next $250 million 0.90% over $500 million	0.67%
SA Franklin Allocation Moderately Aggressive	Franklin Advisers, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.67% on the first $250 million 0.62% on the next $750 million 0.55% over $1 billion
SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC Wellington Management Company LLP	0.70% on the first $200 million 0.65% on the next $200 million 0.60% over $400 million	No fee waiver
SA Multi-Managed International Equity	BlackRock Investment Management, LLC Schroder Investment Management North America Inc. T. Rowe Price Associates, Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% over $500 million	0.91% on the first $250 million 0.86% on the next $250 million 0.81% over $500 million
SA Multi-Managed Large Cap Growth	BlackRock Investment Management, LLC Goldman Sachs Asset Management, L.P. Morgan Stanley Investment Management Inc.	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	0.73% on the first $250 million 0.67% on the next $250 million 0.58% over $500 million
SA Multi-Managed Large Cap Value(1)	American Century Invesment Management, Inc. BlackRock Investment Management, LLC Wellington Management Company LLP	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	No fee waiver(2)
SA Multi-Managed Mid Cap Growth	BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Value	BlackRock Investment Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Small Cap	BlackRock Investment Management, LLC J.P. Morgan Investment Management, Inc. Schroder Investment Management North America Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver

(1)	On April 30, 2026, Federated MDTA LLC was appointed as subadviser replacing American Century Investment Management, Inc.
(2)
Effective April 30, 2026, the SA Multi-Managed Large Cap Value Portfolio is contractually waiving fees so that its advisory fee payable is equal to 0.78% of the Portfolio's average daily net assets on the first $250 million, 0.73% of the Portfolio's average daily net assets on the next $250 million, and 0.68% over $500 million.

 For the year ended March 31 2026, advisory fees waived were as follows:
Portfolio	Amount
SA Allocation Aggressive	$52,180
SA Allocation Balanced	25,552
SA Allocation Moderate	30,320
SA Allocation Moderately Aggressive	53,423

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Amount
SA American Century Inflation Managed	$322,370
SA Columbia Focused Value	953,884
SA Franklin Allocation Moderately Aggressive	375,734
SA Multi-Managed International Equity	114,109
SA Multi-Managed Large Cap Growth	211,253
 The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  Effective October 1, 2025, VRSCO receives from the Trust and SunAmerica Series Trust, collectively, an annual fee of $1,000,000, which is allocated to each Portfolio of the Trust and SunAmerica Series Trust based on shareholder accounts. Prior to that date, the annual fee was $150,000.  Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions and tax reporting.  Accordingly, for the year ended March 31, 2026, transfer agent fees were paid (see Statement of Operations) based on the annual fee at the old rate until September 30, 2025 and at the new rate on and after October 1, 2025.
 Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2026, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
 The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended March 31, 2026 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Allocation Aggressive	$82,192,535	$105,580,640	$—	$—
SA Allocation Balanced	45,282,402	54,719,970	—	—
SA Allocation Moderate	66,279,560	65,156,847	—	—
SA Allocation Moderately Aggressive	94,672,838	110,393,284	—	—
SA American Century Inflation Managed	329,872,866	207,231,546	164,278,575	291,175,640
SA Columbia Focused Value	118,372,100	145,012,411	—	—
SA Franklin Allocation Moderately Aggressive	101,443,684	128,221,586	1,142,110	1,942,724
SA Multi-Managed Diversified Fixed Income	313,337,649	309,705,704	264,128,546	209,725,517
SA Multi-Managed International Equity	104,641,629	124,888,189	—	—
SA Multi-Managed Large Cap Growth	159,022,974	233,092,992	—	—
SA Multi-Managed Large Cap Value	144,162,796	181,852,140	—	—
SA Multi-Managed Mid Cap Growth	134,385,721	157,478,141	—	—
SA Multi-Managed Mid Cap Value	77,486,241	94,279,112	—	—
SA Multi-Managed Small Cap	88,494,104	105,931,113	—	—
Note 7 — Capital Share Transactions
 Transactions in capital shares of each class of each Portfolio were as follows:
	SA Allocation Aggressive Portfolio				SA Allocation Balanced Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	104,184	$1,698,388	144	$2,155	164,673	$1,642,189	34	$322
Shares issued in merger	1,439,815	21,555,034	—	—	1,795,146	16,910,097	—	—
Reinvested dividends	71,408	1,199,646	2,335	36,958	54,621	552,764	85	826
Shares redeemed	(275,282)	(4,615,083)	(5,424)	(83,177)	(393,886)	(3,941,346)	(54)	(512)
Total	1,340,125	$19,837,985	(2,945)	$(44,064)	1,620,554	$15,163,704	65	$636
Class 3
Shares sold	792,018	$12,496,224	1,453,622	$21,993,320	847,445	$8,460,171	1,462,048	$13,842,810
Shares issued in merger	893,796	13,274,210	—	—	932,220	8,785,335	—	—
Reinvested dividends	1,408,132	23,473,568	914,635	14,378,063	718,740	7,280,835	449,007	4,355,371
Shares redeemed	(4,006,641)	(65,962,546)	(2,857,198)	(43,337,423)	(4,020,920)	(40,355,103)	(4,079,840)	(38,557,779)
Total	(912,695)	$(16,718,544)	(488,941)	$(6,966,040)	(1,522,515)	$(15,828,762)	(2,168,785)	$(20,359,598)
Net increase (decrease)	427,430	$3,119,441	(491,886)	$(7,010,104)	98,039	$(665,058)	(2,168,720)	$(20,358,962)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Allocation Moderate Portfolio				SA Allocation Moderately Aggressive Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	175,052	$1,865,232	45	$458	224,931	$2,446,085	130	$1,313
Shares issued in merger	2,265,963	22,661,899	—	—	3,103,231	31,461,491	—	—
Reinvested dividends	101,025	1,096,126	407	4,245	153,714	1,707,766	958	10,159
Shares redeemed	(467,299)	(5,061,364)	(271)	(2,742)	(545,717)	(5,980,022)	(902)	(9,278)
Total	2,074,741	$20,561,893	181	$1,961	2,936,159	$29,635,320	186	$2,194
Class 3
Shares sold	1,110,218	$11,977,499	1,023,876	$10,140,532	1,092,716	$11,909,173	1,355,920	$13,980,391
Shares issued in merger	1,238,005	12,329,289	—	—	2,134,870	21,555,358	—	—
Reinvested dividends	1,116,550	12,081,070	673,382	6,996,441	2,155,582	23,862,294	1,438,096	15,200,677
Shares redeemed	(3,858,311)	(41,572,801)	(4,382,089)	(44,226,295)	(6,839,410)	(75,263,728)	(6,402,790)	(65,782,014)
Total	(393,538)	$(5,184,943)	(2,684,831)	$(27,089,322)	(1,456,242)	$(17,936,903)	(3,608,774)	$(36,600,946)
Net increase (decrease)	1,681,203	$15,376,950	(2,684,650)	$(27,087,361)	1,479,917	$11,698,417	(3,608,588)	$(36,598,752)
	SA American Century Inflation Managed Portfolio				SA Columbia Focused Value Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	4,783,058	$42,441,705	3,230,038	$27,426,949	1,711,089	$32,921,501	53,982	$1,101,191
Reinvested dividends	895,305	7,816,013	794,568	6,873,011	2,557,170	49,762,526	1,684,825	33,224,742
Shares redeemed	(4,680,253)	(41,539,835)	(4,155,196)	(36,427,685)	(2,732,987)	(57,033,028)	(4,265,254)	(89,059,310)
Total	998,110	$8,717,883	(130,590)	$(2,127,725)	1,535,272	$25,650,999	(2,526,447)	$(54,733,377)
Class 2
Shares sold					9,227	$177,849	15,610	$318,006
Reinvested dividends					101,062	1,977,790	77,104	1,527,426
Shares redeemed					(147,998)	(3,111,723)	(106,970)	(2,185,567)
Total					(37,709)	$(956,084)	(14,256)	$(340,135)
Class 3
Shares sold	3,476,891	$30,468,574	2,060,617	$17,735,931	9,362	$189,173	10,925	$211,528
Reinvested dividends	1,393,753	12,028,085	1,438,118	12,310,286	67,548	1,323,935	46,646	925,450
Shares redeemed	(7,093,921)	(62,043,180)	(8,808,802)	(76,325,358)	(65,969)	(1,364,419)	(42,630)	(863,014)
Total	(2,223,277)	$(19,546,521)	(5,310,067)	$(46,279,141)	10,941	$148,689	14,941	$273,964
Net increase (decrease)	(1,225,167)	$(10,828,638)	(5,440,657)	$(48,406,866)	1,508,504	$24,843,604	(2,525,762)	$(54,799,548)
	SA Franklin Allocation Moderately Aggressive Portfolio				SA Multi-Managed Diversified Fixed Income Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,648	$26,693	42,207	$614,930	18,629,495	$190,584,128	6,470,922	$65,478,350
Reinvested dividends	107,824	1,545,113	11,052	162,692	2,377,288	24,200,792	2,336,275	23,502,925
Shares redeemed	(125,255)	(1,871,839)	(174,386)	(2,370,729)	(14,955,887)	(153,854,711)	(13,192,933)	(133,983,991)
Total	(15,783)	$(300,033)	(121,127)	$(1,593,107)	6,050,896	$60,930,209	(4,385,736)	$(45,002,716)
Class 2
Shares sold	17,812	$271,905	137,109	$1,982,651	67,127	$694,436	57,997	$590,041
Reinvested dividends	334,576	4,804,510	32,527	479,448	37,930	386,509	43,171	434,729
Shares redeemed	(477,052)	(7,163,867)	(559,070)	(7,761,400)	(189,477)	(1,945,277)	(215,125)	(2,195,686)
Total	(124,664)	$(2,087,452)	(389,434)	$(5,299,301)	(84,420)	$(864,332)	(113,957)	$(1,170,916)
Class 3
Shares sold	459,176	$6,759,189	852,542	$11,875,264	34,182	$349,220	16,648	$165,430
Reinvested dividends	1,577,662	22,465,901	145,036	2,123,334	17,394	176,552	20,064	201,242
Shares redeemed	(2,211,595)	(33,243,374)	(1,895,089)	(26,500,458)	(123,891)	(1,265,307)	(117,719)	(1,184,356)
Total	(174,757)	$(4,018,284)	(897,511)	$(12,501,860)	(72,315)	$(739,535)	(81,007)	$(817,684)
Net increase (decrease)	(315,204)	$(6,405,769)	(1,408,072)	$(19,394,268)	5,894,161	$59,326,342	(4,580,700)	$(46,991,316)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed International Equity Portfolio				SA Multi-Managed Large Cap Growth Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,015,025	$28,033,486	213,759	$1,953,772	2,451,375	$32,434,470	85,854	$1,132,427
Reinvested dividends	1,825,631	18,274,566	1,317,142	11,590,849	6,359,692	76,952,279	2,152,662	31,105,965
Shares redeemed	(4,910,454)	(49,844,483)	(7,233,623)	(66,348,889)	(7,011,318)	(90,440,300)	(10,729,986)	(147,060,613)
Total	(69,798)	$(3,536,431)	(5,702,722)	$(52,804,268)	1,799,749	$18,946,449	(8,491,470)	$(114,822,221)
Class 2
Shares sold	2,699	$28,365	66,857	$583,205	16,574	$195,293	16,688	$207,409
Reinvested dividends	81,499	819,881	66,069	584,048	865,536	9,555,517	274,950	3,728,324
Shares redeemed	(309,265)	(3,119,531)	(286,592)	(2,651,722)	(788,676)	(9,693,712)	(358,541)	(4,602,897)
Total	(225,067)	$(2,271,285)	(153,666)	$(1,484,469)	93,434	$57,098	(66,903)	$(667,164)
Class 3
Shares sold	12,429	$128,472	61,564	$524,454	22,870	$226,692	25,589	$316,119
Reinvested dividends	64,270	643,989	47,743	420,620	554,703	5,824,385	167,269	2,194,575
Shares redeemed	(149,193)	(1,501,213)	(179,602)	(1,617,741)	(201,357)	(2,591,511)	(210,205)	(2,625,980)
Total	(72,494)	$(728,752)	(70,295)	$(672,667)	376,216	$3,459,566	(17,347)	$(115,286)
Net increase (decrease)	(367,359)	$(6,536,468)	(5,926,683)	$(54,961,404)	2,269,399	$22,463,113	(8,575,720)	$(115,604,671)
	SA Multi-Managed Large Cap Value Portfolio				SA Multi-Managed Mid Cap Growth Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,301,780	$26,966,809	119,112	$1,563,924	740,128	$10,596,608	323,250	$4,639,947
Reinvested dividends	4,634,242	51,393,739	4,137,810	52,219,164	1,045,468	15,420,654	—	—
Shares redeemed	(5,227,172)	(63,641,583)	(17,452,687)	(237,681,000)	(1,676,699)	(25,998,805)	(1,789,314)	(25,522,614)
Total	1,708,850	$14,718,965	(13,195,765)	$(183,897,912)	108,897	$18,457	(1,466,064)	$(20,882,667)
Class 2
Shares sold	9,905	$123,785	10,198	$124,252	17,874	$227,675	20,058	$231,399
Reinvested dividends	286,253	3,171,680	260,296	3,279,735	208,586	2,615,674	—	—
Shares redeemed	(441,966)	(5,384,499)	(174,738)	(2,369,087)	(500,080)	(6,628,738)	(209,889)	(2,589,765)
Total	(145,808)	$(2,089,034)	95,756	$1,034,900	(273,620)	$(3,785,389)	(189,831)	$(2,358,366)
Class 3
Shares sold	17,135	$210,306	24,643	$312,648	33,837	$395,427	11,639	$129,950
Reinvested dividends	134,120	1,488,731	117,670	1,484,995	148,460	1,677,601	—	—
Shares redeemed	(148,663)	(1,809,970)	(101,181)	(1,347,844)	(155,108)	(1,902,036)	(160,934)	(1,888,618)
Total	2,592	$(110,933)	41,132	$449,799	27,189	$170,992	(149,295)	$(1,758,668)
Net increase (decrease)	1,565,634	$12,518,998	(13,058,877)	$(182,413,213)	(137,534)	$(3,595,940)	(1,805,190)	$(24,999,701)
	SA Multi-Managed Mid Cap Value Portfolio				SA Multi-Managed Small Cap Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,245,021	$19,371,449	36,513	$624,998	948,182	$9,589,829	51,246	$567,220
Reinvested dividends	1,668,745	25,615,235	731,063	13,071,400	1,278,966	13,991,890	243,937	2,995,545
Shares redeemed	(2,177,211)	(36,028,139)	(1,911,098)	(33,894,722)	(2,317,557)	(25,719,187)	(3,204,436)	(37,265,640)
Total	736,555	$8,958,545	(1,143,522)	$(20,198,324)	(90,409)	$(2,137,468)	(2,909,253)	$(33,702,875)
Class 2
Shares sold	13,262	$214,005	12,838	$217,462	17,873	$185,776	44,644	$479,326
Reinvested dividends	169,259	2,586,281	83,398	1,485,316	139,558	1,441,633	24,308	283,913
Shares redeemed	(289,100)	(4,754,240)	(144,496)	(2,522,982)	(263,667)	(2,801,910)	(141,966)	(1,526,730)
Total	(106,579)	$(1,953,954)	(48,260)	$(820,204)	(106,236)	$(1,174,501)	(73,014)	$(763,491)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Mid Cap Value Portfolio				SA Multi-Managed Small Cap Portfolio
	Year Ended 3/31/26		Year Ended 3/31/25		Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	18,420	$298,839	15,755	$267,857	25,818	$260,373	37,268	$376,928
Reinvested dividends	95,266	1,451,859	45,383	806,912	103,496	1,028,753	16,954	191,582
Shares redeemed	(101,250)	(1,672,686)	(81,204)	(1,405,499)	(123,181)	(1,273,294)	(100,610)	(1,051,812)
Total	12,436	$78,012	(20,066)	$(330,730)	6,133	$15,832	(46,388)	$(483,302)
Net increase (decrease)	642,412	$7,082,603	(1,211,848)	$(21,349,258)	(190,512)	$(3,296,137)	(3,028,655)	$(34,949,668)
Note 8 — Transactions with Affiliates
 Transactions in shares of Underlying Portfolios  and affiliated companies for the year ended March 31, 2026 are shown in the tables below.
SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$191,549	$—	$4,250,854	$1,797,508	$628,145	$(63,646)	$(16,057)	$5,340,514
SA Columbia Focused Value Portfolio, Class 1	176,329	1,743,943	8,879,148	4,335,770	1,334,900	(36,851)	698,403	12,541,570
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	704,412	—	18,202,054	5,109,083	2,776,825	(516,058)	598,156	20,616,410
SA Multi-Managed International Equity Portfolio, Class 1	479,082	1,600,792	25,091,165	4,789,520	3,616,369	468,274	2,776,728	29,509,318
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	3,367,361	11,167,645	4,518,103	8,218,421	300,543	(1,333,769)	6,434,101
SA Multi-Managed Large Cap Value Portfolio, Class 1	209,533	1,816,904	9,732,720	3,677,753	1,362,024	(223,012)	(610,321)	11,215,116
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	583,989	4,288,255	989,948	628,146	(279,814)	244,156	4,614,399
SA Multi-Managed Mid Cap Value Portfolio, Class 1	47,444	681,786	4,341,471	1,092,457	562,025	(102,044)	(16,028)	4,753,831
SA Multi-Managed Small Cap Portfolio, Class 1	11,425	528,423	4,577,423	1,000,390	1,371,457	(574,612)	749,106	4,380,850
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	2,126,581	5,864,446	2,353,166	6,141,836(1)	(48,366)	(2,027,410)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	3,142,971	18,033,470	6,717,013	2,856,399	167,575	(959,088)	21,102,571
SA AB Small & Mid Cap Value Portfolio, Class 1	16,771	232,704	1,974,408	441,771	297,545	(136,404)	147,393	2,129,623
SA Emerging Markets Equity Index Portfolio, Class 1	83,796	—	4,079,498	468,388	595,085	208,273	1,048,566	5,209,640
SA Federated Hermes Corporate Bond Portfolio, Class 1	363,582	—	10,016,897	3,025,064	1,487,714	(245,844)	347,398	11,655,801
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	5,506,564	144,115	1,796	(207,051)	5,157,194
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	170,118	2,345,866	15,603,381	5,566,554	2,526,783	407,173	(1,161,280)	17,889,045
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	167,504	499,394	7,102,490	1,350,620	1,057,930	(266,762)	(74,706)	7,053,712
SA Fixed Income Index Portfolio, Class 1	298,335	—	9,453,404	1,382,047	1,555,063	(228,231)	272,657	9,324,814
SA Fixed Income Intermediate Index Portfolio, Class 1	87,623	—	3,103,927	408,118	495,905	(22,486)	63,411	3,057,065
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	379,046	2,916,281	17,200,547	5,933,871	4,087,201	389,631	(577,999)	18,858,849
SA Franklin Small Company Value Portfolio, Class 1	10,035	76,378	2,451,032	311,926	1,807,793	(117,229)	137,213	975,149
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	40,880	646,726	7,709,893	2,436,916	1,189,865	445,861	379,712	9,782,517
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	193,085	695,042	13,961,664	2,979,506	3,970,518	617,463	1,404,188	14,992,303
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	486,247	—	11,789,429	3,565,675	1,686,690	(425,223)	395,837	13,639,028
SA International Index Portfolio, Class 1	448,871	—	18,717,412	2,072,707	3,812,584	1,078,343	2,765,868	20,821,746
SA Invesco Growth Opportunities Portfolio, Class 1	—	12,355	4,444,272	446,774	2,460,461	(1,560,439)	2,088,631	2,958,777
SA Janus Focused Growth Portfolio, Class 1	—	1,684,344	6,593,077	3,121,838	1,275,600	(246,839)	(276,023)	7,916,453
SA JPMorgan Emerging Markets Portfolio, Class 1	160,775	—	5,430,615	673,565	793,448	150,961	1,696,608	7,158,301
SA JPMorgan Equity-Income Portfolio, Class 1	327,212	2,386,808	12,969,583	4,783,499	5,893,855	(1,205,922)	433,534	11,086,839
SA JPMorgan Large Cap Core Portfolio, Class 1	56,045	1,412,651	12,287,538	2,512,661	3,354,449	(66,780)	300,190	11,679,160
SA JPMorgan MFS Core Bond Portfolio, Class 1	878,688	—	21,398,951	7,527,596	3,354,339	(519,067)	664,683	25,717,824
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	381,323	4,998,163	808,648	1,161,207	(219,938)	556,936	4,982,602
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	70,114	—	937,026	655,579	132,242	7,894	(23,121)	1,445,136
SA Large Cap Growth Index Portfolio, Class 1	74,413	3,735,239	22,312,983	6,708,916	6,757,824	1,079,270	648,797	23,992,142
SA Large Cap Index Portfolio, Class 1	441,633	4,769,223	35,031,773	8,541,309	7,798,454	3,233,026	(1,749,185)	37,258,469
SA Large Cap Value Index Portfolio, Class 1	361,041	1,879,219	20,293,850	9,895,862	3,427,221	413,809	15,386	27,191,686
SA MFS Large Cap Growth, Class 1	—	4,072,100	15,585,658	11,014,226(1)	11,113,991	1,863,478	(1,104,733)	16,244,638
SA MFS Massachusetts Investors Trust Portfolio, Class 1	57,788	2,275,241	5,929,777	2,866,887	819,956	(217,534)	(1,331,622)	6,427,552
SA Mid Cap Index Portfolio, Class 1	54,303	329,057	4,463,135	682,488	1,462,844	106,215	300,151	4,089,145
SA Morgan Stanley International Equities Portfolio, Class 1	266,797	1,214,636	14,345,230	2,763,408	1,983,617	531,508	(346,268)	15,310,261
SA PIMCO Global Bond Opportunities Portfolio, Class 1	62,759	—	1,169,167	1,365,788	84,789	3,856	(30,817)	2,423,205
SA PIMCO RAE International Value Portfolio, Class 1	246,846	272,746	5,448,936	2,002,840	955,031	80,531	1,952,576	8,529,852
SA PineBridge High-Yield Bond Portfolio, Class 1	337,312	—	5,043,383	828,736	760,387	(44,566)	105,946	5,173,112
SA Putnam International Value Portfolio, Class 1	308,539	1,207,638	9,816,836	3,961,066	1,491,078	267,362	1,026,818	13,581,004

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
SA Small Cap Index Portfolio, Class 1	$29,897	$198,277	$3,105,943	$563,691	$625,051	$(105,426)	$643,850	$3,583,007
SA Wellington Capital Appreciation Portfolio, Class 1	—	57,046	9,122,634	1,922,952	1,756,817	692,486	1,183,134	11,164,389
	$8,299,829	$48,893,044	$458,321,163	$145,478,767	$111,673,999	$5,042,235	$11,800,554	$508,968,720

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$283,289	$—	$6,955,291	$1,722,957	$1,213,359	$(147,479)	$61,460	$7,378,870
SA Columbia Focused Value Portfolio, Class 1	45,660	451,595	2,265,835	806,063	437,016	(43,314)	242,309	2,833,877
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,185,928	—	30,091,011	7,624,742	5,526,929	(1,064,842)	1,230,940	32,354,922
SA Multi-Managed International Equity Portfolio, Class 1	113,071	377,812	5,640,499	1,404,580	1,254,370	236,155	520,548	6,547,412
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	966,954	2,329,604	1,479,304	1,608,478	239,008	(604,514)	1,834,924
SA Multi-Managed Large Cap Value Portfolio, Class 1	51,291	444,753	2,562,693	836,411	544,969	(88,183)	(90,898)	2,675,054
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	143,262	1,018,098	289,074	188,280	(53,544)	42,122	1,107,470
SA Multi-Managed Mid Cap Value Portfolio, Class 1	11,705	168,207	1,126,283	325,723	288,280	(41,212)	20,905	1,143,419
SA Multi-Managed Small Cap Portfolio, Class 1	3,323	153,700	1,234,463	338,508	352,690	(135,548)	185,837	1,270,570
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	423,382	1,219,783	428,213	1,232,741(1)	(7,679)	(407,576)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	721,808	4,024,906	1,573,905	1,223,895	(187,927)	46,506	4,233,495
SA AB Small & Mid Cap Value Portfolio, Class 1	7,896	109,558	903,970	214,661	125,520	(13,067)	16,400	996,444
SA Emerging Markets Equity Index Portfolio, Class 1	10,782	—	494,187	124,191	146,440	23,939	139,407	635,284
SA Federated Hermes Corporate Bond Portfolio, Class 1	580,099	—	15,395,702	3,951,060	2,803,278	7,919	149,825	16,701,228
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	1,531,971	79,077	727	(52,750)	1,400,871
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	35,755	493,050	3,243,355	1,241,059	651,326	(41,163)	(124,938)	3,666,987
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	53,853	160,556	2,193,287	538,433	418,400	(126,247)	17,445	2,204,518
SA Fixed Income Index Portfolio, Class 1	469,891	—	14,269,959	2,735,243	2,815,830	(404,367)	466,183	14,251,188
SA Fixed Income Intermediate Index Portfolio, Class 1	175,427	—	5,984,263	1,017,890	1,087,839	(48,543)	126,589	5,992,360
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	92,384	710,776	4,270,325	1,402,462	1,168,391	13,173	(40,309)	4,477,260
SA Franklin Small Company Value Portfolio, Class 1	3,485	26,524	533,653	111,013	354,600	22,989	1,169	314,224
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	11,393	180,231	2,824,433	515,929	1,279,696	368,896	(42,044)	2,387,518
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	42,852	154,255	3,138,755	951,303	608,353	85,247	379,989	3,946,941
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	786,644	—	18,322,123	5,058,434	3,395,314	(775,233)	717,615	19,927,625
SA International Index Portfolio, Class 1	95,421	—	3,849,329	613,860	669,439	163,521	638,857	4,596,128
SA Invesco Growth Opportunities Portfolio, Class 1	—	1,886	888,532	139,076	672,713	(203,755)	277,690	428,830
SA Janus Focused Growth Portfolio, Class 1	—	525,102	1,930,772	1,153,923	621,443	38,220	(225,634)	2,275,838
SA JPMorgan Emerging Markets Portfolio, Class 1	25,137	—	805,794	187,149	209,200	(17,142)	306,875	1,073,476
SA JPMorgan Equity-Income Portfolio, Class 1	86,939	634,167	3,978,564	1,189,674	2,505,844	(361,045)	161,118	2,462,467
SA JPMorgan Large Cap Core Portfolio, Class 1	11,696	294,799	2,961,669	678,982	1,175,511	(79,333)	193,005	2,578,812
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,452,203	—	34,084,778	9,042,418	6,283,121	(784,681)	1,001,837	37,061,231
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	88,753	1,598,481	250,766	909,200	(156,234)	341,218	1,125,031
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	117,454	—	1,740,439	960,472	313,800	18,277	(42,711)	2,362,677
SA Large Cap Growth Index Portfolio, Class 1	19,262	966,890	5,693,444	2,229,741	2,103,026	341,625	84,579	6,246,363
SA Large Cap Index Portfolio, Class 1	115,317	1,245,321	9,285,732	2,721,258	2,795,982	822,489	(373,851)	9,659,646
SA Large Cap Value Index Portfolio, Class 1	107,220	558,083	6,228,842	1,508,610	1,271,730	119,774	69,263	6,654,759
SA MFS Large Cap Growth, Class 1	—	1,033,779	3,946,624	2,385,648(1)	2,280,747	641,687	(623,490)	4,069,722
SA MFS Massachusetts Investors Trust Portfolio, Class 1	20,729	816,145	2,133,422	1,143,994	1,069,238	(235,903)	(282,967)	1,689,308
SA Mid Cap Index Portfolio, Class 1	16,676	101,048	1,425,638	247,334	767,360	122,148	13,145	1,040,905
SA Morgan Stanley International Equities Portfolio, Class 1	59,244	269,718	3,083,259	733,992	523,000	36,676	(2,364)	3,328,563
SA PIMCO Global Bond Opportunities Portfolio, Class 1	34,463	—	637,104	638,710	57,857	2,327	(16,027)	1,204,257
SA PIMCO RAE International Value Portfolio, Class 1	81,315	89,846	1,776,898	642,638	308,657	59,205	601,602	2,771,686
SA PineBridge High-Yield Bond Portfolio, Class 1	518,536	—	7,467,636	1,587,815	1,380,719	(59,319)	145,818	7,761,231
SA Putnam International Value Portfolio, Class 1	79,948	312,919	2,645,247	893,195	396,865	114,895	210,720	3,467,192
SA Small Cap Index Portfolio, Class 1	7,239	48,007	677,887	166,499	130,048	18,943	114,106	847,387
SA Wellington Capital Appreciation Portfolio, Class 1	—	15,096	2,324,619	658,159	682,530	278,539	195,918	2,774,705

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
	$6,813,527	$12,687,982	$229,207,188	$65,997,042	$55,933,101	$(1,299,381)	$5,790,927	$243,762,675

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$250,073	$—	$5,639,683	$2,394,683	$969,911	$(143,651)	$53,228	$6,974,032
SA Columbia Focused Value Portfolio, Class 1	79,884	790,081	3,703,556	1,758,512	692,611	17,743	318,016	5,105,216
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,041,479	—	25,794,068	7,738,899	4,331,519	(563,742)	707,373	29,345,079
SA Multi-Managed International Equity Portfolio, Class 1	165,973	554,576	8,157,724	2,382,448	1,398,001	221,380	887,041	10,250,592
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,268,491	4,351,028	2,100,637	3,154,705	12,261	(540,392)	2,768,829
SA Multi-Managed Large Cap Value Portfolio, Class 1	85,226	739,010	4,032,351	1,502,379	661,303	(86,198)	(220,762)	4,566,467
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	203,492	1,420,416	452,144	242,478	(48,585)	31,246	1,612,743
SA Multi-Managed Mid Cap Value Portfolio, Class 1	20,590	295,881	1,789,523	610,333	286,565	1,691	(49,468)	2,065,514
SA Multi-Managed Small Cap Portfolio, Class 1	5,969	276,093	2,006,150	646,457	457,005	(159,345)	268,194	2,304,451
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	730,463	2,096,601	730,468	2,111,038(1)	(11,734)	(704,297)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,359,542	7,146,279	3,213,087	1,707,601	58,493	(337,924)	8,372,334
SA AB Small & Mid Cap Value Portfolio, Class 1	11,431	158,615	1,282,833	350,885	176,347	(12,584)	18,775	1,463,562
SA Emerging Markets Equity Index Portfolio, Class 1	18,970	—	836,951	267,623	242,478	87,372	200,193	1,149,661
SA Federated Hermes Corporate Bond Portfolio, Class 1	520,943	—	13,568,369	3,831,421	2,204,342	(369,067)	509,904	15,336,285
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	2,581,210	93,926	1,638	(111,207)	2,377,715
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	57,289	789,994	5,008,695	2,230,127	942,930	51,394	(330,792)	6,016,494
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	76,138	226,998	3,034,846	845,651	529,042	(145,656)	(5,987)	3,199,812
SA Fixed Income Index Portfolio, Class 1	419,691	—	12,425,424	2,894,144	2,342,457	(146,642)	202,063	13,032,532
SA Fixed Income Intermediate Index Portfolio, Class 1	133,872	—	4,474,689	902,435	749,476	(36,615)	95,745	4,686,778
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	156,947	1,207,510	7,014,726	2,660,777	1,813,083	309,335	(361,336)	7,810,419
SA Franklin Small Company Value Portfolio, Class 1	3,347	25,477	746,845	160,475	614,714	32,796	(15,947)	309,455
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	20,281	320,847	3,603,391	996,667	839,259	304,211	119,801	4,184,811
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	78,900	284,016	5,526,380	1,483,188	1,492,649	222,954	619,830	6,359,703
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	670,994	—	15,287,083	5,134,043	2,659,160	(615,510)	567,783	17,714,239
SA International Index Portfolio, Class 1	173,142	—	6,708,608	1,382,962	1,513,997	309,424	1,152,262	8,039,259
SA Invesco Growth Opportunities Portfolio, Class 1	—	4,644	1,609,079	293,271	985,781	(425,141)	622,171	1,113,599
SA Janus Focused Growth Portfolio, Class 1	—	845,182	2,992,055	1,939,908	966,695	(87,417)	(152,227)	3,725,624
SA JPMorgan Emerging Markets Portfolio, Class 1	49,043	—	1,549,366	365,510	308,608	92,947	468,766	2,167,981
SA JPMorgan Equity-Income Portfolio, Class 1	148,913	1,086,224	6,357,022	2,156,795	4,292,334	(412,136)	113,720	3,923,067
SA JPMorgan Large Cap Core Portfolio, Class 1	21,359	538,355	5,265,210	1,338,743	2,734,992	110,622	119,255	4,098,838
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,270,851	—	28,288,946	10,320,237	4,944,337	(568,851)	757,708	33,853,703
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	169,322	2,343,309	485,789	808,608	(282,247)	475,587	2,213,830
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	130,943	—	1,589,984	1,402,200	264,521	15,362	(45,123)	2,697,902
SA Large Cap Growth Index Portfolio, Class 1	29,684	1,490,042	8,545,389	3,674,601	3,060,875	661,226	78,385	9,898,726
SA Large Cap Index Portfolio, Class 1	170,231	1,838,336	13,252,534	4,362,932	3,202,952	1,306,859	(693,982)	15,025,391
SA Large Cap Value Index Portfolio, Class 1	143,162	745,157	8,724,418	5,179,283	2,226,968	239,116	(30,836)	11,885,013
SA MFS Large Cap Growth, Class 1	—	1,627,504	6,006,049	4,666,331(1)	4,194,972	996,038	(824,248)	6,649,198
SA MFS Massachusetts Investors Trust Portfolio, Class 1	32,963	1,297,816	3,204,004	1,842,019	1,480,908	(546,992)	(298,134)	2,719,989
SA Mid Cap Index Portfolio, Class 1	26,454	160,299	2,088,499	435,406	1,042,478	179,361	18,763	1,679,551
SA Morgan Stanley International Equities Portfolio, Class 1	94,957	432,308	4,845,089	1,318,432	771,520	48,817	2,919	5,443,737
SA PIMCO Global Bond Opportunities Portfolio, Class 1	40,159	—	743,517	805,651	62,462	2,592	(19,118)	1,470,180
SA PIMCO RAE International Value Portfolio, Class 1	118,737	131,195	2,677,319	941,897	471,737	42,666	921,285	4,111,430
SA PineBridge High-Yield Bond Portfolio, Class 1	451,168	—	6,357,020	1,581,408	1,102,171	(48,899)	124,436	6,911,794
SA Putnam International Value Portfolio, Class 1	139,766	547,050	4,495,558	1,759,619	648,085	187,452	381,327	6,175,871
SA Small Cap Index Portfolio, Class 1	9,506	63,044	1,105,643	286,667	417,794	(3,812)	162,460	1,133,164
SA Wellington Capital Appreciation Portfolio, Class 1	—	25,084	3,884,852	1,065,909	1,034,472	421,527	398,816	4,736,632

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
	$6,869,035	$20,232,648	$261,581,081	$95,474,263	$67,249,867	$1,220,453	$5,655,272	$296,681,202

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.

SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$348,224	$—	$7,725,266	$3,298,108	$1,317,131	$(134,785)	$(1,869)	$9,569,589
SA Columbia Focused Value Portfolio, Class 1	149,579	1,479,383	7,431,378	3,889,909	1,304,555	7,179	574,059	10,597,970
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,378,872	—	33,653,529	10,810,075	5,869,814	(651,952)	847,214	38,789,052
SA Multi-Managed International Equity Portfolio, Class 1	386,277	1,290,694	19,480,938	4,692,612	3,290,725	316,331	2,272,327	23,471,483
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	2,471,714	7,690,951	3,818,669	4,991,677	27,196	(1,071,803)	5,473,336
SA Multi-Managed Large Cap Value Portfolio, Class 1	182,792	1,585,023	8,833,149	2,848,914	1,365,292	(460,874)	(206,165)	9,649,732
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	452,836	3,221,133	885,141	542,348	(170,621)	137,598	3,530,903
SA Multi-Managed Mid Cap Value Portfolio, Class 1	41,274	593,128	3,649,500	1,128,464	619,825	(24,709)	(71,040)	4,062,390
SA Multi-Managed Small Cap Portfolio, Class 1	8,791	406,582	3,192,923	872,373	890,150	(326,078)	477,456	3,326,524
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	1,511,578	4,342,247	1,512,819	4,373,387(1)	(27,212)	(1,454,467)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	2,814,561	14,781,646	6,131,478	2,841,917	423,251	(1,059,614)	17,434,844
SA AB Small & Mid Cap Value Portfolio, Class 1	20,002	277,535	2,276,341	575,448	348,652	(95,248)	107,428	2,515,317
SA Emerging Markets Equity Index Portfolio, Class 1	59,606	—	2,784,344	491,911	542,348	103,195	789,707	3,626,809
SA Federated Hermes Corporate Bond Portfolio, Class 1	691,116	—	18,378,738	5,268,793	2,982,914	(487,151)	673,050	20,850,516
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	—	4,406,729	188,440	2,263	(180,219)	4,040,333
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	134,967	1,861,147	12,366,258	4,447,124	2,265,359	460,169	(1,061,233)	13,946,959
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	153,077	456,382	6,243,709	1,474,069	1,084,696	(257,909)	(51,108)	6,324,065
SA Fixed Income Index Portfolio, Class 1	566,256	—	17,192,790	3,245,993	3,181,865	(104,237)	179,026	17,331,707
SA Fixed Income Intermediate Index Portfolio, Class 1	178,890	—	6,111,528	981,742	1,007,218	(49,613)	129,375	6,165,814
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	300,714	2,313,619	13,760,984	4,579,638	2,828,026	673,864	(744,475)	15,441,985
SA Franklin Small Company Value Portfolio, Class 1	20,052	152,619	2,264,271	475,277	946,455	(137,572)	291,474	1,946,995
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	36,540	578,064	6,641,150	1,541,645	1,181,018	446,025	312,784	7,760,586
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	155,234	558,793	11,076,419	2,544,195	4,302,947	700,101	984,227	11,001,995
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	890,369	—	20,825,854	6,470,501	3,585,999	(756,460)	695,897	23,649,793
SA International Index Portfolio, Class 1	367,441	—	14,837,947	2,220,176	3,524,349	1,187,664	1,928,044	16,649,482
SA Invesco Growth Opportunities Portfolio, Class 1	—	9,627	3,233,967	489,262	1,857,641	(916,496)	1,317,341	2,266,433
SA Janus Focused Growth Portfolio, Class 1	—	1,442,933	5,544,626	2,826,487	1,290,590	(183,098)	(270,850)	6,626,575
SA JPMorgan Emerging Markets Portfolio, Class 1	128,580	—	4,195,863	684,400	697,305	138,419	1,330,206	5,651,583
SA JPMorgan Equity-Income Portfolio, Class 1	287,727	2,098,792	12,911,635	3,833,455	7,298,254	(451,254)	(124,885)	8,870,697
SA JPMorgan Large Cap Core Portfolio, Class 1	48,114	1,212,724	10,178,934	2,554,387	4,932,824	187,782	134,543	8,122,822
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,781,780	—	42,038,562	10,744,854	6,796,029	(658,290)	910,916	46,240,013
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	332,033	4,367,437	795,219	1,181,087	(480,031)	792,638	4,294,176
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	148,515	—	2,355,912	1,057,304	387,391	22,689	(52,213)	2,996,301
SA Large Cap Growth Index Portfolio, Class 1	63,851	3,205,060	18,886,935	6,743,935	7,046,039	1,271,368	244,849	20,101,048
SA Large Cap Index Portfolio, Class 1	360,938	3,897,792	27,866,214	8,087,716	5,703,654	2,707,641	(1,516,748)	31,441,169
SA Large Cap Value Index Portfolio, Class 1	307,902	1,602,628	17,150,642	8,159,737	2,969,289	497,484	(96,776)	22,741,798
SA MFS Large Cap Growth, Class 1	—	3,189,125	12,060,049	8,897,924(1)	8,446,215	1,876,277	(1,392,497)	12,995,538
SA MFS Massachusetts Investors Trust Portfolio, Class 1	58,813	2,315,618	5,821,073	3,145,059	1,430,790	(560,996)	(994,541)	5,979,805
SA Mid Cap Index Portfolio, Class 1	46,222	280,087	3,704,793	665,976	1,626,131	312,079	33,558	3,090,275
SA Morgan Stanley International Equities Portfolio, Class 1	216,395	985,172	11,259,812	2,621,999	1,782,001	153,932	(22,771)	12,230,971
SA PIMCO Global Bond Opportunities Portfolio, Class 1	69,060	—	1,275,579	1,473,220	101,333	3,989	(33,562)	2,617,893
SA PIMCO RAE International Value Portfolio, Class 1	230,262	254,422	5,218,300	1,743,404	991,303	95,639	1,773,733	7,839,773
SA PineBridge High-Yield Bond Portfolio, Class 1	603,426	—	8,689,315	2,307,704	1,510,827	(7,825)	109,862	9,588,229
SA Putnam International Value Portfolio, Class 1	281,575	1,102,099	9,500,696	2,970,305	1,339,955	389,612	771,436	12,292,094
SA Small Cap Index Portfolio, Class 1	25,397	168,429	2,375,691	560,251	404,245	(10,872)	477,352	2,998,177
SA Wellington Capital Appreciation Portfolio, Class 1	—	48,334	7,723,385	1,706,771	1,554,445	597,624	955,710	9,429,045

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
	$10,728,630	$40,948,533	$465,122,413	$150,681,172	$114,724,455	$5,648,490	$8,844,974	$515,572,594

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
 The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended March 31, 2026:
Portfolio	American Century Investments	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$—	$161
SA Multi-Managed Large Cap Value	12	—
 At March 31, 2026, the following affiliates owned greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	SST SA Allocation Aggressive Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA American Century Inflation Managed	— %	— %	8.39%	24.12%
SA Columbia Focused Value	—	—	34.74	49.02
SA Multi-Managed Diversified Fixed Income	—	5.51	18.42	61.89
SA Multi-Managed International Equity	10.83	8.61	20.84	45.69
SA Multi-Managed Large Cap Growth	—	—	24.31	47.75
SA Multi-Managed Large Cap Value	—	—	34.36	46.71
SA Multi-Managed Mid Cap Growth	—	—	29.80	40.19
SA Multi-Managed Mid Cap Value	—	—	19.87	58.48
SA Multi-Managed Small Cap	—	—	38.92	36.33
 The fund-of-funds do not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Portfolios.
 The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2026, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Multi-Managed International Equity	$710,819	$1,050,807	$299,677
SA Multi-Managed Large Cap Growth	16,076,515	21,441,520	5,671,520
SA Multi-Managed Large Cap Value	14,047,004	23,935,175	6,162,132
SA Multi-Managed Mid Cap Growth	5,331,467	3,523,424	142,372
SA Multi-Managed Mid Cap Value	3,016,702	3,972,525	1,436,374
SA Multi-Managed Small Cap	2,681,220	4,463,714	2,749,864

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Record Ownership
 At March 31, 2026, the following table includes shareholders of record with greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.
SA Allocation Aggressive	92.57%	7.43%
SA Allocation Balanced	91.91	8.09
SA Allocation Moderate	93.03	6.97
SA Allocation Moderately Aggressive	92.82	7.18
SA American Century Inflation Managed	57.87	—
SA Columbia Focused Value	6.03	—
SA Franklin Allocation Moderately Aggressive	93.70	6.30
SA Multi-Managed International Equity	7.68	—
SA Multi-Managed Large Cap Growth	20.75	—
SA Multi-Managed Large Cap Value	9.32	—
SA Multi-Managed Mid Cap Growth	22.39	—
SA Multi-Managed Mid Cap Value	14.90	—
SA Multi-Managed Small Cap	15.79	—
Note 10 — Investment Concentration and Other Risks
 Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
 Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Multi-Managed International Equity Portfolio.
 Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Diversified Fixed Income Portfolios’ concentration in such investments, this fund may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
 Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.
Note 11 — Line of Credit
 The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended March 31, 2026, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 03/31/26
SA American Century Inflation Managed	1	$111	$800,000	4.99%	$—
SA Columbia Focused Value	1	91	625,000	5.24	—
SA Franklin Allocation Moderately Aggressive	35	7,082	1,459,286	5.00	—
SA Multi-Managed Diversified Fixed Income	3	261	608,333	5.16	—
SA Multi-Managed International Equity	68	1,505	144,853	5.63	—
SA Multi-Managed Large Cap Growth	15	3,141	1,485,000	5.18	—
SA Multi-Managed Large Cap Value	2	112	387,500	5.11	—
SA Multi-Managed Mid Cap Growth	3	109	250,000	5.24	—
SA Multi-Managed Mid Cap Value	3	442	1,050,000	5.15	—
Note 12 — Interfund Lending Agreement
 Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2026, none of the Portfolios participated in this program.
Note 13 — Portfolio Mergers
 The Board of the Trust on behalf of each of the Portfolios below (each, a “Target Portfolio”), each determined that it was in the best interests of each of its respective Target Portfolios to reorganize into an existing series (each, an “Acquiring Portfolio”) of the Trust, as shown in the table below.  The reorganization was effective April 28, 2025.  Following the reorganization, 14 Portfolios are offered by the Trust.
 The table below shows the following information for the Reorganizations:
•
The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.
•
The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each Target Portfolio.
•
The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.
Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA Allocation Aggressive	SA Multi-Managed Growth Portfolio				$34,910,321	$34,910,321
Class 1 (Class 1 of Target Fund)		0.6433	536,954	$8,038,572
Class 1 (Class 2 of Target Fund)		0.6374	902,861	13,516,462
Class 3		0.6361	893,796	13,274,210
SA Allocation Balanced	SA Multi-Managed Income Portfolio				25,777,141	25,777,141
Class 1 (Class 1 of Target Fund)		0.9305	334,216	3,148,281
Class 1 (Class 2 of Target Fund)		0.9317	1,460,930	13,761,816
Class 3		0.9327	932,220	8,785,335
SA Allocation Moderate	SA Multi-Managed Income/Equity Portfolio				35,083,500	35,083,500
Class 1 (Class 1 of Target Fund)		0.8514	446,703	4,467,479
Class 1 (Class 2 of Target Fund)		0.8523	1,819,260	18,194,420
Class 3		0.8577	1,238,005	12,329,289
SA Allocation Moderately Aggressive	SA Multi-Managed Moderate Growth Portfolio				53,127,109	53,127,109
Class 1 (Class 1 of Target Fund)		0.8523	525,276	5,325,404
Class 1 (Class 2 of Target Fund)		0.8495	2,577,955	26,136,087
Class 3		0.8507	2,134,870	21,555,358
 For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

 The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization:
SA Allocation Aggressive Portfolio (formerly SA Allocation Growth Portfolio)
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio
Class 1	834,734	$8,038,572	$9.63	$ -
Class 2	1,416,538	13,516,462	9.54	-
Class 3	1,405,080	13,274,210	9.45	-
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Aggressive Portfolio
Class 1	72,073	$1,078,988	$14.97	$(866,081)
Class 3	30,498,680	452,951,325	14.85	5,250,573
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Aggressive Portfolio
Class 1	1,511,888	$22,634,022	$14.97	$ (866,081)
Class 3	31,392,476	466,225,535	14.85	5,250,573

SA Allocation Balanced Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Income Portfolio
Class 1	359,163	$3,148,281	$8.77	$-
Class 2	1,568,048	13,761,816	8.78	-
Class 3	999,503	8,785,335	8.79	-
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Balanced Portfolio
Class 1	4,274	$40,262	$9.42	$(27,791)
Class 3	23,898,711	225,224,023	9.42	(6,729,163)
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Balanced Portfolio
Class 1	1,799,420	$16,950,359	$9.42	$(27,791)
Class 3	24,830,931	234,009,358	9.42	(6,729,163)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Moderate Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Income/Equity Portfolio
Class 1	524,654	$4,467,479	$8.52	$-
Class 2	2,134,468	18,194,420	8.52	-
Class 3	1,443,457	12,329,289	8.54	-
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderate Portfolio
Class 1	15,043	$150,443	$10.00	$(429)
Class 3	25,853,793	257,479,068	9.96	(3,657,748)
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderate Portfolio
Class 1	2,281,006	$22,812,342	$10.00	$(429)
Class 3	27,091,798	269,808,357	9.96	(3,657,748)

SA Allocation Moderately Aggressive Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Moderate Growth Portfolio
Class 1	616,323	$5,325,404	$8.64	$-
Class 2	3,034,528	26,136,087	8.61	-
Class 3	2,509,501	21,555,358	8.59	-
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderately Aggressive Portfolio
Class 1	29,025	$294,267	$10.14	$(62,538)
Class 3	45,347,326	457,862,644	10.10	1,685,681
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderately Aggressive Portfolio
Class 1	3,132,256	$31,755,758	$10.14	$(62,538)
Class 3	47,482,196	479,418,002	10.10	1,685,681
 Assuming the Reorganizations had been completed on April 1, 2025, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended March 31, 2026, are as follows:
Acquiring Portfolio	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA Allocation Aggressive Portfolio	$6,352,619	$65,062,305	$71,414,925
SA Allocation Balanced Portfolio	5,829,036	16,890,660	22,719,696
SA Allocation Moderate Portfolio	5,733,874	26,717,254	32,451,128
SA Allocation Moderately Aggressive Portfolio	8,775,168	54,396,629	63,171,797
 Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the Statement of Operations since the Reorganization Dates.

Seasons Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Aggressive Portfolio — Class 1(3)
03/31/22	$16.63	$0.07	$0.63	$0.70	$(0.26)	$(0.75)	$(1.01)	$16.32	3.85%	$5,436	0.13%	0.12%	0.45%	10%
03/31/23	16.32	0.20	(1.33)	(1.13)	(0.39)	(0.84)	(1.23)	13.96	(6.65)	4,322	0.13	0.12	1.40	15
03/31/24	13.96	0.11	2.32	2.43	(0.34)	(1.28)	(1.62)	14.77	18.74	1,112	0.13	0.12	0.76	13
03/31/25	14.77	0.24	0.55	0.79	(0.22)	(0.29)	(0.51)	15.05	5.18	1,088	0.13	0.12	1.57	15
03/31/26	15.05	0.26	2.03	2.29	(0.34)	(0.51)	(0.85)	16.49	15.07	23,285	0.15	0.14	1.56	16
SA Allocation Aggressive Portfolio — Class 3(3)
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.38	0.37	0.92	10
03/31/23	16.21	0.17	(1.33)	(1.16)	(0.35)	(0.84)	(1.19)	13.86	(6.87)	391,646	0.38	0.37	1.18	15
03/31/24	13.86	0.18	2.22	2.40	(0.31)	(1.28)	(1.59)	14.67	18.61	456,061	0.38	0.37	1.30	13
03/31/25	14.67	0.20	0.53	0.73	(0.18)	(0.29)	(0.47)	14.93	4.85	457,009	0.38	0.37	1.32	15
03/31/26	14.93	0.20	2.03	2.23	(0.30)	(0.51)	(0.81)	16.35	14.79	485,367	0.40	0.39	1.20	16
SA Allocation Balanced Portfolio — Class 1(3)
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.14	0.13	1.50	14
03/31/23	10.40	0.09	(0.73)	(0.64)	(0.29)	(0.48)	(0.77)	8.99	(5.92)	69	0.15	0.14	0.89	14
03/31/24	8.99	0.15	0.77	0.92	(0.23)	(0.49)	(0.72)	9.19	10.85	39	0.15	0.14	1.66	15
03/31/25	9.19	0.24	0.23	0.47	(0.20)	—	(0.20)	9.46	5.03	40	0.15	0.14	2.51	13
03/31/26	9.46	0.27	0.63	0.90	(0.28)	(0.06)	(0.34)	10.02	9.46	16,280	0.18	0.17	2.65	18
SA Allocation Balanced Portfolio — Class 3(3)
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.39	0.38	1.17	14
03/31/23	10.40	0.14	(0.79)	(0.65)	(0.27)	(0.48)	(0.75)	9.00	(6.09)	237,811	0.40	0.39	1.45	14
03/31/24	9.00	0.17	0.73	0.90	(0.21)	(0.49)	(0.70)	9.20	10.56	242,408	0.40	0.39	1.85	15
03/31/25	9.20	0.21	0.23	0.44	(0.17)	—	(0.17)	9.47	4.77	229,028	0.40	0.39	2.25	13
03/31/26	9.47	0.22	0.65	0.87	(0.25)	(0.06)	(0.31)	10.03	9.18	227,265	0.43	0.42	2.24	18

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Moderate Portfolio — Class 1(3)
03/31/22	$11.93	$0.18	$0.06	$0.24	$(0.27)	$(0.64)	$(0.91)	$11.26	1.57%	$142	0.13%	0.12%	1.46%	12%
03/31/23	11.26	0.18	(0.91)	(0.73)	(0.33)	(0.68)	(1.01)	9.52	(6.19)	193	0.14	0.13	1.90	13
03/31/24	9.52	0.18	1.07	1.25	(0.25)	(0.69)	(0.94)	9.83	14.01	147	0.14	0.13	1.90	12
03/31/25	9.83	0.21	0.29	0.50	(0.19)	(0.09)	(0.28)	10.05	5.06	152	0.14	0.13	2.12	15
03/31/26	10.05	0.25	0.91	1.16	(0.26)	(0.24)	(0.50)	10.71	11.54	22,382	0.17	0.16	2.29	21
SA Allocation Moderate Portfolio — Class 3(3)
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.38	0.37	1.09	12
03/31/23	11.22	0.13	(0.88)	(0.75)	(0.30)	(0.68)	(0.98)	9.49	(6.42)	273,074	0.39	0.38	1.36	13
03/31/24	9.49	0.16	1.06	1.22	(0.23)	(0.69)	(0.92)	9.79	13.65	281,870	0.39	0.38	1.62	12
03/31/25	9.79	0.19	0.29	0.48	(0.17)	(0.09)	(0.26)	10.01	4.82	261,278	0.39	0.38	1.84	15
03/31/26	10.01	0.20	0.92	1.12	(0.23)	(0.24)	(0.47)	10.66	11.20	274,064	0.42	0.41	1.84	21
SA Allocation Moderately Aggressive Portfolio — Class 1(3)
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.12	0.11	1.30	10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.13	0.12	1.31	12
03/31/24	9.63	0.17	1.26	1.43	(0.26)	(0.79)	(1.05)	10.01	15.90	290	0.13	0.12	1.77	9
03/31/25	10.01	0.20	0.34	0.54	(0.18)	(0.18)	(0.36)	10.19	5.22	297	0.13	0.12	1.93	12
03/31/26	10.19	0.23	1.09	1.32	(0.25)	(0.32)	(0.57)	10.94	12.85	32,444	0.15	0.14	2.04	18
SA Allocation Moderately Aggressive Portfolio — Class 3(3)
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.37	0.36	1.05	10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.38	0.37	1.31	12
03/31/24	9.59	0.14	1.26	1.40	(0.23)	(0.79)	(1.02)	9.97	15.67	492,430	0.38	0.37	1.49	9
03/31/25	9.97	0.17	0.34	0.51	(0.15)	(0.18)	(0.33)	10.15	5.00	464,598	0.38	0.37	1.66	12
03/31/26	10.15	0.18	1.10	1.28	(0.22)	(0.32)	(0.54)	10.89	12.53	482,808	0.40	0.39	1.61	18

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Century Inflation Managed Portfolio — Class 1
03/31/22	$10.07	$0.36	$0.08	$0.44	$—	$(0.25)	$(0.25)	$10.26	4.37%	$278,308	0.64%	0.59%	3.51%	109%
03/31/23	10.26	0.42	(1.16)	(0.74)	(0.25)	(0.14)	(0.39)	9.13	(7.11)	245,407	0.65	0.59	4.48	57
03/31/24	9.13	0.31	(0.32)	(0.01)	(0.45)	—	(0.45)	8.67	0.02	188,687	0.64	0.58	3.47	30
03/31/25	8.67	0.32	0.17	0.49	(0.33)	—	(0.33)	8.83	5.78	191,106	0.65	0.59	3.69	48
03/31/26	8.83	0.32	(0.08)	0.24	(0.35)	—	(0.35)	8.72	2.68	197,446	0.67 (3)	0.61 (3)	3.56	91 (4)
SA American Century Inflation Managed Portfolio — Class 3
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.89	0.84	3.23	109
03/31/23	10.14	0.39	(1.14)	(0.75)	(0.22)	(0.14)	(0.36)	9.03	(7.26)	392,544	0.90	0.84	4.20	57
03/31/24	9.03	0.28	(0.31)	(0.03)	(0.43)	—	(0.43)	8.57	(0.26)	378,399	0.89	0.83	3.16	30
03/31/25	8.57	0.30	0.17	0.47	(0.31)	—	(0.31)	8.73	5.57	339,136	0.90	0.84	3.45	48
03/31/26	8.73	0.29	(0.08)	0.21	(0.32)	—	(0.32)	8.62	2.43	315,708	0.92 (3)	0.86 (3)	3.31	91 (4)
SA Columbia Focused Value Portfolio — Class 1
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	1.02	0.71	1.59	14
03/31/23	23.44	0.33	(1.53)	(1.20)	(0.41)	(2.41)	(2.82)	19.42	(5.40)	315,610	1.04	0.72	1.58	14
03/31/24	19.42	0.35	2.46	2.81	(0.32)	(1.23)	(1.55)	20.68	15.55	312,106	1.04	0.72	1.80	13
03/31/25	20.68	0.35	1.04	1.39	(0.47)	(2.36)	(2.83)	19.24	6.42	241,750	1.05	0.73	1.67	27
03/31/26	19.24	0.30	5.03	5.33	(0.38)	(3.72)	(4.10)	20.47	28.76	288,638	1.05	0.73	1.46	40
SA Columbia Focused Value Portfolio — Class 2
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	1.17	0.86	1.45	14
03/31/23	23.50	0.30	(1.54)	(1.24)	(0.37)	(2.41)	(2.78)	19.48	(5.55)	12,154	1.19	0.87	1.44	14
03/31/24	19.48	0.32	2.46	2.78	(0.28)	(1.23)	(1.51)	20.75	15.35	12,369	1.19	0.87	1.65	13
03/31/25	20.75	0.31	1.06	1.37	(0.44)	(2.36)	(2.80)	19.32	6.29	11,237	1.20	0.88	1.51	27
03/31/26	19.32	0.27	5.04	5.31	(0.34)	(3.72)	(4.06)	20.57	28.53	11,193	1.20	0.88	1.32	40
SA Columbia Focused Value Portfolio — Class 3
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	1.27	0.96	1.35	14
03/31/23	23.50	0.28	(1.53)	(1.25)	(0.34)	(2.41)	(2.75)	19.50	(5.59)	7,398	1.29	0.97	1.34	14
03/31/24	19.50	0.30	2.46	2.76	(0.26)	(1.23)	(1.49)	20.77	15.19	7,285	1.29	0.97	1.55	13
03/31/25	20.77	0.29	1.06	1.35	(0.42)	(2.36)	(2.78)	19.34	6.18	7,070	1.30	0.98	1.40	27
03/31/26	19.34	0.25	5.05	5.30	(0.32)	(3.72)	(4.04)	20.60	28.45	7,757	1.30	0.98	1.21	40

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes interest expense of 0.01% relating to derivative activity.
(4)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/22	03/23	03/24	03/25	03/26
SA American Century Inflation Managed Portfolio	N/A	N/A	N/A	N/A	95%
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Allocation Moderately Aggressive Portfolio — Class 1
03/31/22	$14.34	$0.15	$0.88	$1.03	$(0.22)	$(1.00)	$(1.22)	$14.15	6.77%	$13,475	1.00%	0.85%	1.00%	102%
03/31/23	14.15	0.18	(1.22)	(1.04)	(0.18)	(2.14)	(2.32)	10.79	(6.73)	10,266	1.05	0.90	1.53	50
03/31/24	10.79	0.18	2.42	2.60	(0.21)	—	(0.21)	13.18	24.31	11,616	1.08	0.93	1.53	60
03/31/25	13.18	0.21	0.77	0.98	(0.22)	—	(0.22)	13.94	7.33	10,602	1.07	0.91	1.51	69 (3)
03/31/26	13.94	0.22	2.35	2.57	(0.25)	(2.03)	(2.28)	14.23	18.28	10,597	1.11	0.93	1.45	51 (3)
SA Franklin Allocation Moderately Aggressive Portfolio — Class 2
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.15	1.00	0.85	102
03/31/23	14.15	0.16	(1.22)	(1.06)	(0.15)	(2.14)	(2.29)	10.80	(6.87)	35,792	1.20	1.05	1.37	50
03/31/24	10.80	0.16	2.42	2.58	(0.19)	—	(0.19)	13.19	24.08	36,881	1.23	1.08	1.38	60
03/31/25	13.19	0.19	0.78	0.97	(0.20)	—	(0.20)	13.96	7.24	33,584	1.22	1.06	1.36	69 (3)
03/31/26	13.96	0.20	2.34	2.54	(0.22)	(2.03)	(2.25)	14.25	18.06	32,513	1.26	1.08	1.29	51 (3)
SA Franklin Allocation Moderately Aggressive Portfolio — Class 3
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.25	1.10	0.75	102
03/31/23	14.08	0.15	(1.21)	(1.06)	(0.14)	(2.14)	(2.28)	10.74	(6.88)	135,871	1.30	1.15	1.28	50
03/31/24	10.74	0.15	2.39	2.54	(0.18)	—	(0.18)	13.10	23.85	158,490	1.33	1.18	1.28	60
03/31/25	13.10	0.17	0.78	0.95	(0.19)	—	(0.19)	13.86	7.15	155,162	1.32	1.16	1.26	69 (3)
03/31/26	13.86	0.18	2.33	2.51	(0.21)	(2.03)	(2.24)	14.13	17.94	155,760	1.36	1.18	1.20	51 (3)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 1
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68	0.68	1.68	39
03/31/23	10.86	0.21	(0.78)	(0.57)	(0.24)	—	(0.24)	10.05	(5.25)	753,833	0.70	0.70	2.09	38
03/31/24	10.05	0.33	(0.09)	0.24	(0.25)	—	(0.25)	10.04	2.40	662,603	0.71	0.71	3.34	36
03/31/25	10.04	0.35	0.11	0.46	(0.38)	—	(0.38)	10.12	4.60	623,624	0.72 (4)	0.72 (4)	3.40	40 (3)
03/31/26	10.12	0.36	0.06	0.42	(0.37)	—	(0.37)	10.17	4.16	687,897	0.71 (4)	0.71 (4)	3.50	63 (3)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 2
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83	0.83	1.53	39
03/31/23	10.85	0.20	(0.78)	(0.58)	(0.22)	—	(0.22)	10.05	(5.35)	13,984	0.85	0.85	1.93	38
03/31/24	10.05	0.32	(0.10)	0.22	(0.23)	—	(0.23)	10.04	2.22	13,130	0.86	0.86	3.20	36
03/31/25	10.04	0.33	0.12	0.45	(0.36)	—	(0.36)	10.13	4.53	12,085	0.87 (4)	0.87 (4)	3.26	40 (3)
03/31/26	10.13	0.34	0.05	0.39	(0.35)	—	(0.35)	10.17	3.88	11,282	0.86 (4)	0.86 (4)	3.36	63 (3)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 3
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93	0.93	1.43	39
03/31/23	10.80	0.19	(0.79)	(0.60)	(0.20)	—	(0.20)	10.00	(5.53)	7,217	0.95	0.95	1.83	38
03/31/24	10.00	0.31	(0.09)	0.22	(0.22)	—	(0.22)	10.00	2.22	6,595	0.96	0.96	3.09	36
03/31/25	10.00	0.32	0.11	0.43	(0.35)	—	(0.35)	10.08	4.31	5,834	0.97 (4)	0.97 (4)	3.16	40 (3)
03/31/26	10.08	0.33	0.06	0.39	(0.34)	—	(0.34)	10.13	3.88	5,128	0.96 (4)	0.96 (4)	3.26	63 (3)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/22	03/23	03/24	03/25	03/26
SA Franklin Allocation Moderately Aggressive Portfolio	N/A	N/A	N/A	93%	51%
SA Multi-Managed Diversified Fixed Income Portfolio	N/A	N/A	N/A	260	279

(4)	Includes interest expense of 0.01% relating to derivative activity.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed International Equity Portfolio — Class 1
03/31/22	$9.94	$0.16	$(0.20)	$(0.04)	$(0.15)	$(0.51)	$(0.66)	$9.24	(0.84)%	$332,409	1.04%	1.00%	1.55%	18%
03/31/23	9.24	0.16	(0.42)	(0.26)	(0.18)	(0.56)	(0.74)	8.24	(2.25)	287,976	1.07	1.03	2.03	13
03/31/24	8.24	0.15	0.90	1.05	(0.20)	(0.03)	(0.23)	9.06	12.91	278,507	1.08	1.04	1.77	15
03/31/25	9.06	0.16	0.25	0.41	(0.22)	(0.24)	(0.46)	9.01	4.64	225,647	1.08	1.04	1.72	16
03/31/26	9.01	0.15	1.66	1.81	(0.17)	(0.57)	(0.74)	10.08	20.14	251,749	1.17	1.13	1.51	37
SA Multi-Managed International Equity Portfolio — Class 2
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.19	1.15	1.41	18
03/31/23	9.26	0.15	(0.43)	(0.28)	(0.16)	(0.56)	(0.72)	8.26	(2.46)	14,505	1.22	1.18	1.89	13
03/31/24	8.26	0.14	0.90	1.04	(0.18)	(0.03)	(0.21)	9.09	12.81	13,892	1.23	1.19	1.64	15
03/31/25	9.09	0.14	0.26	0.40	(0.20)	(0.24)	(0.44)	9.05	4.56	12,434	1.23	1.19	1.57	16
03/31/26	9.05	0.14	1.66	1.80	(0.15)	(0.57)	(0.72)	10.13	19.97	11,637	1.32	1.28	1.41	37
SA Multi-Managed International Equity Portfolio — Class 3
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.29	1.25	1.31	18
03/31/23	9.23	0.14	(0.42)	(0.28)	(0.15)	(0.56)	(0.71)	8.24	(2.49)	9,506	1.32	1.28	1.78	13
03/31/24	8.24	0.13	0.89	1.02	(0.17)	(0.03)	(0.20)	9.06	12.61	9,537	1.33	1.29	1.51	15
03/31/25	9.06	0.13	0.26	0.39	(0.20)	(0.24)	(0.44)	9.01	4.37	8,854	1.33	1.29	1.44	16
03/31/26	9.01	0.13	1.65	1.78	(0.14)	(0.57)	(0.71)	10.08	19.85	9,174	1.42	1.38	1.27	37

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio — Class 1
03/31/22	$18.46	$(0.05)	$0.93	$0.88	$—	$(5.08)	$(5.08)	$14.26	0.39%	$450,952	0.81%	0.73%	(0.29)%	42%
03/31/23	14.26	(0.00)	(2.68)	(2.68)	—	(1.90)	(1.90)	9.68	(17.70)	328,010	0.84	0.77	(0.04)	46
03/31/24	9.68	(0.01)	3.20	3.19	—	(0.03)	(0.03)	12.84	33.05	310,954	0.85	0.78	(0.09)	39
03/31/25	12.84	(0.04)	1.79	1.75	—	(1.76)	(1.76)	12.83	12.08 (3)	201,677	0.86	0.79	(0.27)	47
03/31/26	12.83	(0.04)	2.89	2.85	—	(4.88)	(4.88)	10.80	18.12	189,276	0.87	0.80	(0.29)	55
SA Multi-Managed Large Cap Growth Portfolio — Class 2
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.96	0.88	(0.44)	42
03/31/23	13.67	(0.02)	(2.57)	(2.59)	—	(1.90)	(1.90)	9.18	(17.81)	25,437	0.99	0.92	(0.19)	46
03/31/24	9.18	(0.03)	3.04	3.01	—	(0.03)	(0.03)	12.16	32.89	28,823	1.00	0.93	(0.24)	39
03/31/25	12.16	(0.05)	1.69	1.64	—	(1.76)	(1.76)	12.04	11.85 (3)	27,739	1.01	0.94	(0.42)	47
03/31/26	12.04	(0.06)	2.75	2.69	—	(4.88)	(4.88)	9.85	17.97	23,618	1.02	0.95	(0.44)	55
SA Multi-Managed Large Cap Growth Portfolio — Class 3
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	1.06	0.98	(0.54)	42
03/31/23	13.37	(0.03)	(2.51)	(2.54)	—	(1.90)	(1.90)	8.93	(17.84)	14,040	1.09	1.02	(0.29)	46
03/31/24	8.93	(0.03)	2.94	2.91	—	(0.03)	(0.03)	11.81	32.69	15,926	1.10	1.03	(0.34)	39
03/31/25	11.81	(0.06)	1.65	1.59	—	(1.76)	(1.76)	11.64	11.77 (3)	15,494	1.11	1.04	(0.52)	47
03/31/26	11.64	(0.07)	2.68	2.61	—	(4.88)	(4.88)	9.37	17.91	15,993	1.12	1.05	(0.54)	55
SA Multi-Managed Large Cap Value Portfolio — Class 1
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	0.78	1.36	40
03/31/23	17.35	0.25	(0.71)	(0.46)	(0.32)	(2.82)	(3.14)	13.75	(2.63)	526,295	0.80	0.80	1.60	39
03/31/24	13.75	0.21	2.08	2.29	(0.32)	(1.99)	(2.31)	13.73	18.53	489,636	0.82	0.82	1.55	39
03/31/25	13.73	0.20	0.61	0.81	(0.34)	(2.03)	(2.37)	12.17	5.28	273,355	0.85	0.85	1.48	41
03/31/26	12.17	0.17	1.20	1.37	(0.25)	(2.13)	(2.38)	11.16	11.32	269,885	0.87	0.87	1.37	46
SA Multi-Managed Large Cap Value Portfolio — Class 2
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	0.93	1.21	40
03/31/23	17.33	0.23	(0.72)	(0.49)	(0.29)	(2.82)	(3.11)	13.73	(2.81)	20,212	0.95	0.95	1.46	39
03/31/24	13.73	0.19	2.08	2.27	(0.30)	(1.99)	(2.29)	13.71	18.35	20,951	0.97	0.97	1.40	39
03/31/25	13.71	0.18	0.61	0.79	(0.32)	(2.03)	(2.35)	12.15	5.14	19,723	1.00	1.00	1.32	41
03/31/26	12.15	0.15	1.20	1.35	(0.22)	(2.13)	(2.35)	11.15	11.24	16,471	1.02	1.02	1.21	46
SA Multi-Managed Large Cap Value Portfolio — Class 3
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.03	1.11	40
03/31/23	17.33	0.21	(0.71)	(0.50)	(0.27)	(2.82)	(3.09)	13.74	(2.88)	9,196	1.05	1.05	1.36	39
03/31/24	13.74	0.18	2.08	2.26	(0.28)	(1.99)	(2.27)	13.73	18.28	9,502	1.07	1.07	1.30	39
03/31/25	13.73	0.16	0.61	0.77	(0.31)	(2.03)	(2.34)	12.16	4.94	8,920	1.10	1.10	1.22	41
03/31/26	12.16	0.14	1.20	1.34	(0.21)	(2.13)	(2.34)	11.16	11.10	8,216	1.12	1.12	1.12	46

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.09% for Class 1 and Class 2 and 0.10% for Class 3 from the reimbursement of an investment violation.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Mid Cap Growth Portfolio — Class 1
03/31/22	$24.95	$(0.13)	$(0.16)	$(0.29)	$—	$(7.65)	$(7.65)	$17.01	(5.65)%	$167,780	0.94%	0.94%	(0.56)%	60%
03/31/23	17.01	(0.03)	(2.00)	(2.03)	—	(4.04)	(4.04)	10.94	(10.93)	129,176	0.97	0.97	(0.20)	48
03/31/24	10.94	(0.04)	2.63	2.59	—	—	—	13.53	23.67	134,582	0.99	0.99	(0.34)	66
03/31/25	13.53	(0.07)	0.44	0.37	—	—	—	13.90	2.73	117,917	0.98	0.98	(0.48)	83
03/31/26	13.90	(0.08)	1.81	1.73	—	(1.90)	(1.90)	13.73	11.48	117,928	1.01	1.01	(0.51)	81
SA Multi-Managed Mid Cap Growth Portfolio — Class 2
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	1.09	(0.71)	60
03/31/23	15.45	(0.04)	(1.84)	(1.88)	—	(4.04)	(4.04)	9.53	(11.07)	18,825	1.12	1.12	(0.35)	48
03/31/24	9.53	(0.05)	2.29	2.24	—	—	—	11.77	23.50	21,090	1.14	1.14	(0.49)	66
03/31/25	11.77	(0.08)	0.38	0.30	—	—	—	12.07	2.55	19,349	1.13	1.13	(0.63)	83
03/31/26	12.07	(0.09)	1.59	1.50	—	(1.90)	(1.90)	11.67	11.31	15,508	1.16	1.16	(0.66)	81
SA Multi-Managed Mid Cap Growth Portfolio — Class 3
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	1.19	(0.81)	60
03/31/23	14.56	(0.05)	(1.74)	(1.79)	—	(4.04)	(4.04)	8.73	(11.15)	11,589	1.22	1.22	(0.45)	48
03/31/24	8.73	(0.05)	2.09	2.04	—	—	—	10.77	23.37	12,328	1.24	1.24	(0.59)	66
03/31/25	10.77	(0.08)	0.35	0.27	—	—	—	11.04	2.51	10,988	1.23	1.23	(0.73)	83
03/31/26	11.04	(0.09)	1.46	1.37	—	(1.90)	(1.90)	10.51	11.18	10,745	1.27	1.27	(0.76)	81
SA Multi-Managed Mid Cap Value Portfolio — Class 1
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95	0.95	0.67	29
03/31/23	19.80	0.20	(1.63)	(1.43)	(0.16)	(2.63)	(2.79)	15.58	(7.25)	170,288	0.96	0.96	1.17	31
03/31/24	15.58	0.17	3.19	3.36	(0.21)	(1.27)	(1.48)	17.46	23.09	181,250	0.98	0.98	1.04	28
03/31/25	17.46	0.17	0.18	0.35	(0.20)	(1.25)	(1.45)	16.36	1.30	151,181	0.98	0.98	0.97	34
03/31/26	16.36	0.16	1.96	2.12	(0.18)	(2.58)	(2.76)	15.72	13.37	156,843	1.00	1.00	0.94	40
SA Multi-Managed Mid Cap Value Portfolio — Class 2
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10	1.10	0.51	29
03/31/23	19.73	0.18	(1.63)	(1.45)	(0.12)	(2.63)	(2.75)	15.53	(7.35)	18,646	1.11	1.11	1.02	31
03/31/24	15.53	0.14	3.17	3.31	(0.18)	(1.27)	(1.45)	17.39	22.83	19,927	1.12	1.12	0.89	28
03/31/25	17.39	0.14	0.18	0.32	(0.17)	(1.25)	(1.42)	16.29	1.16	17,884	1.13	1.13	0.83	34
03/31/26	16.29	0.13	1.95	2.08	(0.15)	(2.58)	(2.73)	15.64	13.17	15,507	1.15	1.15	0.78	40
SA Multi-Managed Mid Cap Value Portfolio — Class 3
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20	1.20	0.41	29
03/31/23	19.68	0.16	(1.62)	(1.46)	(0.10)	(2.63)	(2.73)	15.49	(7.45)	10,490	1.21	1.21	0.92	31
03/31/24	15.49	0.12	3.17	3.29	(0.16)	(1.27)	(1.43)	17.35	22.72	10,703	1.23	1.23	0.79	28
03/31/25	17.35	0.13	0.18	0.31	(0.15)	(1.25)	(1.40)	16.26	1.12	9,700	1.23	1.23	0.73	34
03/31/26	16.26	0.11	1.94	2.05	(0.13)	(2.58)	(2.71)	15.60	13.02	9,506	1.26	1.26	0.68	40

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Small Cap Portfolio — Class 1
03/31/22	$15.26	$0.02	$0.13	$0.15	$(0.03)	$(1.84)	$(1.87)	$13.54	0.33%	$205,586	0.94%	0.94%	0.15%	50%
03/31/23	13.54	0.05	(1.26)	(1.21)	(0.05)	(2.19)	(2.24)	10.09	(8.84)	158,048	0.96	0.96	0.39	41
03/31/24	10.09	0.03	1.54	1.57	(0.05)	(0.34)	(0.39)	11.27	16.06	146,630	1.01	1.01	0.31	47
03/31/25	11.27	0.03	(0.56)	(0.53)	(0.04)	(0.24)	(0.28)	10.46	(5.11)	105,661	0.99	0.99	0.23	57
03/31/26	10.46	0.01	1.99	2.00	(0.03)	(1.46)	(1.49)	10.97	19.17	109,826	1.08	1.08	0.10	67
SA Multi-Managed Small Cap Portfolio — Class 2
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	1.09	0.00	50
03/31/23	13.01	0.03	(1.20)	(1.17)	(0.03)	(2.19)	(2.22)	9.62	(8.93)	12,205	1.11	1.11	0.24	41
03/31/24	9.62	0.02	1.46	1.48	(0.03)	(0.34)	(0.37)	10.73	15.92	12,743	1.16	1.16	0.16	47
03/31/25	10.73	0.01	(0.53)	(0.52)	(0.02)	(0.24)	(0.26)	9.95	(5.21)	11,087	1.15	1.15	0.08	57
03/31/26	9.95	(0.01)	1.89	1.88	(0.01)	(1.46)	(1.47)	10.36	18.97	10,446	1.22	1.22	(0.05)	67
SA Multi-Managed Small Cap Portfolio — Class 3
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	1.19	(0.10)	50
03/31/23	12.68	0.02	(1.17)	(1.15)	(0.02)	(2.19)	(2.21)	9.32	(9.03)	8,126	1.21	1.21	0.14	41
03/31/24	9.32	0.01	1.41	1.42	(0.02)	(0.34)	(0.36)	10.38	15.77	8,432	1.26	1.26	0.06	47
03/31/25	10.38	(0.00)	(0.51)	(0.51)	(0.01)	(0.24)	(0.25)	9.62	(5.28)	7,364	1.25	1.25	(0.02)	57
03/31/26	9.62	(0.02)	1.83	1.81	(0.00)	(1.46)	(1.46)	9.97	18.89	7,693	1.33	1.33	(0.15)	67

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

Seasons Series Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the fourteen portfolios listed in the table below
Opinions on the Financial Statements
 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (constituting Seasons Series Trust, hereafter collectively referred to as the “Portfolios”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Seasons Series Trust

SA Allocation Aggressive Portfolio
SA Allocation Balanced Portfolio
SA Allocation Moderate Portfolio
SA Allocation Moderately Aggressive Portfolio
SA American Century Inflation Managed Portfolio
SA Columbia Focused Value Portfolio
SA Franklin Allocation Moderately Aggressive Portfolio
SA Multi-Managed Diversified Fixed Income Portfolio
SA Multi-Managed International Equity Portfolio
SA Multi-Managed Large Cap Growth Portfolio
SA Multi-Managed Large Cap Value Portfolio
SA Multi-Managed Mid Cap Growth Portfolio
SA Multi-Managed Mid Cap Value Portfolio
SA Multi-Managed Small Cap Portfolio
Basis for Opinions
 These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents, brokers, selling or agent banks and portfolio companies; when replies were not received from brokers, selling or agent banks, or a transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
May 27, 2026
We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

Seasons Series Trust
SHAREHOLDERS TAX INFORMATION (unaudited)

 Certain tax information regarding  Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and distributions for the taxable year ended March 31, 2026.
 During the year ended March 31, 2026, the Portfolio paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Portfolio	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
SA Allocation Aggressive Portfolio*	$15,373,689	$669,690	$2,637,404	27.65%
SA Allocation Balanced Portfolio*	1,502,587	135,002	614,296	12.83
SA Allocation Moderate Portfolio*	6,561,298	195,117	983,593	18.52
SA Allocation Moderately Aggressive Portfolio*	14,706,508	420,271	2,185,074	21.15
SA American Century Inflation Managed Portfolio	—	—	—	—
SA Columbia Focused Value Portfolio	48,224,418	—	—	99.21
SA Franklin Allocation Moderately Aggressive Portfolio	23,429,551	—	—	26.26
SA Multi-Managed Diversified Fixed Income Portfolio	—	—	—	—
SA Multi-Managed International Equity Portfolio*	14,864,305	624,892	8,208,820	0.67
SA Multi-Managed Large Cap Growth Portfolio	77,795,028	—	—	8.60
SA Multi-Managed Large Cap Value Portfolio	45,628,156	—	—	72.88
SA Multi-Managed Mid Cap Growth Portfolio	19,399,006	—	—	100.00
SA Multi-Managed Mid Cap Value Portfolio	25,193,712	—	—	63.08
SA Multi-Managed Small Cap Portfolio	15,560,976	—	—	98.88

*	The Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

Seasons Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
 Not applicable.

Seasons Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies.
 On December 8, 2025, a joint special meeting of shareholders (the “Special Meeting”) of each of the Portfolios of the Trust was held to consider the proposal listed below. The proposal was approved on behalf of each respective Portfolio and the results of the Special Meeting were as follows:
 With respect to each Portfolio of the Trust, to approve a new investment advisory and management agreement between SunAmerica and such Trust, on behalf of such Portfolio, each to take effect upon the Change of Control Event resulting from the Transaction. The material terms of the proposed investment advisory and management agreements are identical to the material terms of the current investment advisory and management agreements (With respect to each Portfolio, to be voted on by shareholders of the Portfolio, voting separately):
Name of Portfolio	FOR	AGAINST	ABSTAIN
SA Allocation Aggressive Portfolio	28,739,594.77	299,694.86	2,388,391.41
SA Allocation Balanced Portfolio	23,021,696.19	402,733.82	1,821,466.46
SA Allocation Moderate Portfolio	26,048,188.40	339,943.41	1,828,045.70
SA Allocation Moderately Aggressive Portfolio	43,776,913.93	932,030.62	3,603,105.73
SA American Century Inflation Managed Portfolio	56,869,169.03	600,583.85	2,585,416.34
SA Columbia Focused Value Portfolio	13,618,571.86	12,200.37	42,606.51
SA Franklin Allocation Moderately Aggressive Portfolio	11,912,220.94	491,973.64	845,829.24
SA Multi-Managed Diversified Fixed Income Portfolio	67,759,887.30	16,103.23	96,298.70
SA Multi-Managed International Equity Portfolio	28,004,041.12	33,529.05	34,794.11
SA Multi-Managed Large Cap Growth Portfolio	19,721,893.68	47,898.40	83,044.69
SA Multi-Managed Large Cap Value Portfolio	24,789,197.61	27.80	141,636.48
SA Multi-Managed Mid Cap Growth Portfolio	10,622,791.46	72,159.57	183,809.18
SA Multi-Managed Mid Cap Value Portfolio	11,105,866.56	12,415.76	191,498.80
SA Multi-Managed Small Cap Portfolio	11,556,751.41	31,494.89	58,314.42

Seasons Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
 Remuneration paid to Directors is included in the Statement of Operations.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
 The Board, including the Independent Trustees, met on August 25, 2025 and September 18, 2025 (together, the “Board Meeting”) to evaluate, among other matters, the anticipated acquisition (the “Transaction”) of SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) by Venerable Holdings, Inc. (“Venerable”), as well as the services expected to be provided by SunAmerica after it becomes owned by Venerable, and to determine whether to approve a new Investment Advisory and Management Agreement (the “New Advisory Agreement”) and Subadvisory and Sub-Subadvisory Agreements (the “New Subadvisory Agreements” and, collectively with the New Advisory Agreements, the “New Agreements”) for the Trust, on behalf of its series (each, a “Portfolio” and collectively, the “Portfolios”), and to recommend approval of the New Advisory Agreement to the Portfolios’ shareholders. At the Board Meeting and throughout the process of considering the New Agreements, the Independent Trustees were assisted in their review, and were advised, by independent legal counsel and met with counsel in executive sessions separate from representatives of SunAmerica.
 At the Board Meeting, the Board also conducted its annual consideration of the renewal (the “Annual Renewals”) of the current Investment Advisory and Management Agreement (the “Current Advisory Agreement”) and Subadvisory and Sub-Subadvisory Agreements (the “Current Subadvisory Agreements” and together with the Current Advisory Agreement, the “Current Agreements”) of the Trust. During the review process that led to its renewal of the Current Agreements, the Board considered that it was also being asked to consider approval of the New Agreements in connection with the Transaction.
 Prior to the Board Meeting, the Independent Trustees requested certain detailed information from SunAmerica and Venerable regarding the Transaction, the Trust and the New Agreements, as well as the Annual Renewals, and reviewed the responses provided by SunAmerica and Venerable. The Board communicated with senior representatives of SunAmerica and Venerable regarding their personnel, operations and financial condition. The Board also reviewed the terms of the Transaction and considered its possible effects on the Portfolios and their shareholders. In this regard, the Trustees spoke with representatives of SunAmerica and Venerable during the Board Meeting and, with respect to the Independent Trustees, in private sessions with their independent counsel to discuss the anticipated effects of the Transaction.
 In connection with the Annual Renewals, the Board received extensive materials related to certain factors used in its consideration whether to renew the Current Agreements. The Board also relied on this information in relation to its consideration whether to approve the New Agreements. Those factors included:
(1)
the requirements of the Trust in the areas of investment supervisory and administrative services;
(2)
the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Trust’s subadvisers (collectively, the “Subadvisers”);
(3)
the size and structure of the investment advisory fee and any other material payments to SunAmerica and the Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by SunAmerica and its affiliates from the relationship with the Trust;
(4)
the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;
(5)
the extent to which the Adviser realizes economies of scale and shares them with the Trust;
(6)
the organizational capability, resources, personnel and financial condition of the Adviser, the Subadvisers and their respective affiliates; and
(7)
the fees paid by SunAmerica to the Subadvisers for managing the Portfolios of the Trust.
 In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (c) the reasonableness of the amount of the fees retained by SunAmerica in light of the services provided by SunAmerica and the Subadvisers.
 In addition to the information the Board received and considered in approving the Current Agreements, SunAmerica also provided information relating to the New Agreements, including, but not limited to, the Transaction, the expected benefits and costs to shareholders of the Trust, and the expected management and operation of SunAmerica after the closing of the Transaction. The Board focused its review on, and requested and evaluated other information relating to, the potential impact of the Transaction on the operations, personnel, organizational structure, capitalization, and financial and other resources of SunAmerica and its affiliates that render administrative, distribution, compliance, and other services to the Trust. The Independent Trustees were also provided with legal memoranda discussing their fiduciary duties related to the approval of the Current Agreements and the New Agreements, as well as considerations relevant to the Transaction.
 The Independent Trustees were separately represented by counsel that is independent of SunAmerica and Venerable in connection with their consideration of approval of the New Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees. The Board and the Independent Trustees did not identify any single matter or particular data point that, in isolation, would be controlling in their decision to approve the New Agreements. Rather, the Board and the Independent Trustees considered the total mix of information provided. The following summary describes the key factors considered by the Board and the Independent Trustees and the conclusions that formed the basis for approving the New Agreements, in light of the legal advice furnished to them by independent legal counsel and their own business judgment. The following list of factors does not include all of the factors that were considered.
 Nature, Quality and Extent of Services.
 The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.
 The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services. The Board also considered that representatives of SunAmerica indicated their belief that no material changes in SunAmerica’s management or operations are expected as a result of the Transaction and that the Transaction is not expected to have an adverse effect on SunAmerica’s performance or delivery of services under the New Advisory Agreement relative to SunAmerica’s performance or delivery of services under the Current Advisory Agreement.
 In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios in addition to current and projected staffing levels and compensation practices. The Board also considered the compensation program for SunAmerica’s investment professionals. The Board considered that no material changes to any Portfolio’s investment management team or SunAmerica’s compensation practices are expected to occur as a result of the Transaction.
 With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis.  In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.  In connection with the Annual Renewals, the Board reviewed each Subadviser’s history, structure and size, and investment experience.  The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.  The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.
 The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering funds that employ a variety of investment strategies. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products.
 The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement. The Board further considered that no material changes to SunAmerica’s risk management processes and compliance policies and procedures were expected to result from the Transaction.
 In connection with the Annual Renewals, the Board also reviewed and considered the Adviser’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios.  The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.
 The Board considered that the nature, extent and quality of the services provided to the Portfolios by SunAmerica and each Subadviser were expected to remain unchanged after the change of control of SunAmerica that would result from the completion of the Transaction.
 Portfolio Fees and Expenses; Investment Performance
 The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.
 To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory fees received by SunAmerica and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively. The Board also received performance data and expense information prepared by management.
 The Trustees noted that the expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2025 from Broadridge and performance information as of June 30, 2025 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.
 As part of its review of the Portfolios’ fees and expenses and performance in connection with the Annual Renewals, the Board noted that it considered expense and performance information for each Portfolio provided by Broadridge and management in making its determination to renew the Current Advisory Agreement. For Portfolios with periods of relative underperformance, the Board considered management’s explanations of and plans to address that underperformance. The Board also reviewed Portfolios with higher expenses relative to their respective Expense Groups/Universes and considered management’s discussions in that regard. In particular, the Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple Subadvisers and the varied investment techniques employed by each Subadviser in connection with a Portfolio’s investment objectives/strategies. The Board also considered that the Transaction is not expected to result in any changes to the contractual investment advisory fees charged to the Portfolios, nor a reduction in any fee waiver or expense limitation agreed to by SunAmerica with respect to the Portfolios.
 Ultimately, the Board and the Independent Trustees concluded that SunAmerica has a strong long-term record of effectively managing each of the Portfolios and monitoring the effectiveness of the contributions made by each of the Subadvisers. The Board and the Independent Trustees further concluded that SunAmerica was applying appropriate discipline and oversight to ensure that each Portfolio adhered to its stated investment objective and strategies and that SunAmerica’s record in managing each Portfolio supported the conclusion that its continued management should benefit each Portfolio and its shareholders.
 Cost of Services & Benefits Derived
 With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. In its considerations with respect to the Annual Renewals, the Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company (“VRSCO”), an affiliate of SunAmerica, a fee for transfer agency and related services. The Board noted that the Trust would continue to pay VRSCO to provide these services after the closing of the Transaction and that, although VRSCO will no longer be an affiliate of SunAmerica, VRSCO will provide those services at cost and does not anticipate earning a profit from the fees received from the Trust.
 Also in connection with the Annual Renewals, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity contracts or variable life insurance policies (“Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts. The Board considered that these benefits will continue to accrue to the Life Companies after the closing of the Transaction, although the Life Companies will no longer be affiliates of SunAmerica.
 The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios would continue to be reasonable following the closing of the Transaction.
 Profitability and Economies of Scale
 The Board considered that SunAmerica is unable to estimate the profitability of the New Advisory Agreement to itself or its affiliates, because the Transaction has not yet closed and the New Advisory Agreement is not yet in effect. The Board noted, however, that in connection with the Annual Renewals, it received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios in connection with the Current Advisory Agreement. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust under the Current Advisory Agreement was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability under the Current Advisory Agreement was generally in the range of the profitability of companies contained in the report.
 It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement.  The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.  It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser.  Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

 The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances. The Board considered that the multiple fee waivers and expense limitations agreed to by SunAmerica were expected to continue unchanged after the change of control of SunAmerica that would result from closing of the Transaction.
 The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner and would continue to be shared after completion of the Transaction.
 The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates.  For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.
 Considerations Specific to the Transaction
 The Board considered the expected impact of the Transaction on SunAmerica and its ability to serve the Portfolios. The Board also considered any potential advantages and disadvantages to shareholders as a result of the Transaction. The Board and the Independent Trustees noted in particular that the terms of the New Agreements are substantially identical to those of the Current Agreements; that the advisory and subadvisory fee rates under the New Agreements are identical to those under the Current Agreements; that the fee waivers and expense limitations agreed to by SunAmerica with respect to any Portfolio will not change; that the nature, extent and quality of the services to be provided by SunAmerica pursuant to the New Advisory Agreement and by the Subadvisers pursuant to the New Subadvisory Agreements are expected to be provided with the same level of commitment; that the fee waivers and/or expense reimbursements SunAmerica has agreed to with respect to any Portfolio would not change; that the continued retention of SunAmerica and the Subadvisers would minimize the disruption of the Portfolios’ operations and would not cause the Trust to incur additional costs and expenses that would be necessary if a new investment adviser were to be hired; and that the majority of the key personnel serving the Trust, including all of the personnel providing investment management services to the Portfolios, are expected to continue to be retained after the change of control of SunAmerica. The Board and the Independent Trustees also considered the strength of SunAmerica’s relationships with and historical management of the Subadvisers, as well as potential disadvantages of the Transaction to Portfolio shareholders, such as the potential loss of certain personnel of SunAmerica who would remain with Corebridge following the Transaction. Based on the information provided by SunAmerica, the Board and the Independent Trustees concluded that the Transaction is not likely to result in any diminution of SunAmerica’s financial resources or its ability to continue to serve the Trust, or to otherwise destabilize SunAmerica or its management or personnel.
 The Independent Trustees also received substantial information about Venerable, including information about its business and resources. Additionally, the Independent Trustees received a presentation from senior management of Venerable at the Board Meeting. The Board considered the projected financial condition of SunAmerica after the change of control that would result from the completion of the Transaction. The Independent Trustees also discussed the anticipated benefits to the Portfolios and their shareholders resulting from the Transaction, including the potential for Venerable’s interest in SunAmerica and experience with variable annuity products to provide additional resources that could benefit the Portfolios and their shareholders.  The Board further considered that the expenses associated with obtaining shareholder approval of the New Advisory Agreement would be paid by SunAmerica, Venerable and/or their respective affiliates.
 On the basis of these and other factors, the Board, and the Independent Trustees separately, concluded that the continued engagement of SunAmerica and the Subadvisers to provide investment advisory and management services to the Trust would be in the best interests of the Trust and its Portfolios. The Board, and the Independent Trustees separately, then voted unanimously (i) to approve the New Agreements, including the advisory and subadvisory fee rates proposed in the New Agreements, in respect of each Portfolio for a period not to exceed two years commencing immediately following the closing of the Transaction, and (ii) to recommend to shareholders of each Portfolio that they approve the New Advisory Agreement.
 Section 15(f) of the 1940 Act
 Section 15(f) of the 1940 Act is a non-exclusive safe harbor that provides in substance that, when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale as long as two conditions are met. If either condition of Section 15(f) is not met, the safe harbor is not available. The first condition specifies that, during the three-year period immediately following consummation of the transaction, at least 75% of the investment company’s board of directors/trustees must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. The Board was informed that, during the three-year period immediately following the consummation of the Transaction, it is anticipated that at least 75% of the Trustees will not be “interested persons” (as defined in the 1940 Act) of SunAmerica. The second condition specifies that no “unfair burden” may be imposed on the investment company as a result of the transaction relating to the sale of the controlling interest in the investment adviser, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement, during the two-year period after the transaction occurs, whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property, to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company) or (ii) from the investment company or its security holders for other than bona fide investment advisory or other services. The Board was informed that neither Venerable nor SunAmerica will impose or seek to impose any “unfair burden” on the Portfolios as a result of the Transaction.
 At a meeting held on June 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of Seasons Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved a new subadvisory agreement (the “New Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and PineBridge Investments, LLC (“PineBridge” or the “Subadviser”) with respect to the SA Multi-Managed Diversified Fixed Income Portfolio, a series of the Trust (the “Portfolio”).

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

 The New Agreement was considered as a result of the anticipated organizational change of control of that would result from the anticipated acquisition (the “Acquisition”) of PineBridge by MetLife Investment Management (“MIM”).  The change of control of PineBridge resulting from the Acquisition will effectively constitute an “assignment,” as that term is defined by Section 2(a)(4) of the 1940 Act.  As required by Section 15(a)(4) of the 1940 Act, the current subadvisory agreement (the “Current Agreement”) provides for its automatic termination upon its assignment and therefore will terminate upon the completion of the Acquisition.
 In connection with the approval of the New Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the New Agreement.  Those factors included:
(1)
the requirements of the Portfolio in the areas of investment supervisory and administrative services;
(2)
the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)
the size and structure of the subadvisory fees and any other material payments to the Subadviser;
(4)
the organizational capability and financial condition of the Subadviser, MIM and their affiliates, including with respect to the organizational and financial impacts of the Acquisition;
(5)
the fees to be paid by the Adviser to the Subadviser for managing the Portfolio.
 In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of the Subadviser and the amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from PineBridge regarding its services provided to the Trust, which materials the Board reviewed at a meeting on October 9, 2024 (the “October Meeting”) in connection with its consideration of the renewal of the Current Agreement.
 The Independent Trustees were separately represented by counsel that is independent of SunAmerica and the Subadviser in connection with their consideration of approval of the New Agreement.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.
 At the October Meeting, the Board received information regarding the Portfolio’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management and PineBridge.  In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.
 Nature, Extent and Quality of Services Provided by the Subadviser.
 The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by the Subadviser. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
 With respect to the Subadviser, the Board noted that the services currently provided by PineBridge for the Portfolio will not change under the New Agreement.  The Board further noted that the Subadviser would continue to be responsible for providing investment management services on a day-to-day basis. In such role, PineBridge will (i) manage the investment and reinvestment of a portion of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of that portion as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed the Subadviser’s history, structure and size, and investment experience.  The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of the Subadviser that would be responsible for providing investment management services to the Portfolio as well as current and projected staffing levels.  The Board considered that the personnel of the Subadviser that would be responsible for advising the Portfolio, including the key personnel that will be involved in the investment management activities with respect to the Portfolio, will not change as a result of the Acquisition.  The Board also considered that the investment strategies and techniques utilized by those personnel will not change as a result of the Acquisition.  The Board noted that the continuity of the Portfolio’s day-to-day investment management is therefore expected to remain intact.
 The Board also reviewed and considered the Subadviser’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to continue to serve as subadviser to the Portfolio.  The Board considered the Subadviser’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on the Subadviser’s ability to provide services to the Trust.
 The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.
 Portfolio Fees and Expenses; Investment Performance.
 At the October Meeting, the Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees which it retained, noting that there will be no change in the management fee paid by the Portfolio to SunAmerica.  The Board also noted that the subadvisory fee rates to be paid under the New Agreement are the same as those under the Current Agreement.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.
 The Board noted that in considering the reasonableness of the subadvisory fees, it had considered extensive expense and performance information during its consideration of the renewal of the Current Agreement at the October Meeting. The Board noted that at that meeting, it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management.  The Board also noted that it considered advisory fees received by the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and the Subadviser with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by the Subadviser with similar investment objectives and/or strategies, as applicable.
 On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each portfolio’s overall performance, performance relative to the portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.  The Trustees noted that the expense and performance information as a whole was useful in assessing whether the Subadviser will provide services at a cost that is competitive with other similar funds.
 Profitability, Economies of Scale and Other Benefits Derived.
 The Board noted that the subadvisory fees paid pursuant to the New Agreement are paid by SunAmerica out of its advisory fees.  The Trustees also relied on the ability of SunAmerica to negotiate the New Agreement and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the New Agreement.
 The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Current Agreement.  The Board considered that the New Agreement also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the New Agreement, the Trust does not directly benefit from any reduction in those fee rates.  The Board also considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
 Terms of New Agreement.
 The Board, including the Independent Trustees, reviewed the terms and conditions of the New Agreement, including the duties and responsibilities undertaken by SunAmerica and the Subadviser as discussed above.  The Board also considered that the material terms of the New Agreement are identical to those of the Current Agreement.  Accordingly, the Board considered the differences in terms between the New Agreement and the Current Agreement and found those differences to be reasonable.
 Conclusions.
 In reaching its decision to recommend the approval of the New Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the New Agreement.
 Further, based upon its review of the New Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(06/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EX-99.CODE ETH)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: June 8, 2026

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: June 8, 2026